MainStay Balanced Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 28.8%
Asset-Backed Securities 3.0%
Other Asset-Backed Securities 3.0%
AIG CLO LLC
Series 2020-1A, Class AR
1.401% (3 Month LIBOR + 1.16%), due 4/15/34 (a)(b)	$ 500,000	$ 500,059
Apidos CLO XXV
Series 2016-25A, Class A1R
1.424% (3 Month LIBOR + 1.17%), due 10/20/31 (a)(b)	650,000	650,255
Apidos CLO XXX
Series XXXA, Class A2
1.841% (3 Month LIBOR + 1.60%), due 10/18/31 (a)(b)	600,000	600,638
Apidos CLO XXXII
Series 2019-32A, Class A1
1.574% (3 Month LIBOR + 1.32%), due 1/20/33 (a)(b)	600,000	600,380
ARES L CLO Ltd.
Series 2018-50A, Class AR
1.291% (3 Month LIBOR + 1.05%), due 1/15/32 (a)(b)	500,000	500,159
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
1.654% (3 Month LIBOR + 1.40%), due 4/20/30 (a)(b)	600,000	595,377
Battalion CLO XXI Ltd.
Series 2021-21A, Class A
1.421% (3 Month LIBOR + 1.18%), due 7/15/34 (a)(b)	500,000	500,144
CAL Funding IV Ltd.
Series 2020-1A, Class A
2.22%, due 9/25/45 (a)	1,108,333	1,092,953
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
1.641% (3 Month LIBOR + 1.40%), due 10/15/30 (a)(b)	1,100,000	1,098,581
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class A1R
1.388% (3 Month LIBOR + 1.13%), due 10/25/34 (a)(b)	600,000	598,969
ELFI Graduate Loan Program LLC
Series 2021-A, Class A
1.53%, due 12/26/46 (a)	372,856	365,752
Global SC Finance VII SRL
Series 2021-2A, Class A
1.95%, due 8/17/41 (a)	572,760	558,078
Magnetite XXXI Ltd.
Series 2021-31A, Class A1
1.341% (3 Month LIBOR + 1.10%), due 7/15/34 (a)(b)	600,000	599,669
Neuberger Berman Loan Advisers CLO 35 Ltd.
Series 2019-35A, Class A1
1.588% (3 Month LIBOR + 1.34%), due 1/19/33 (a)(b)	900,000	900,581
Oaktree CLO Ltd.
Series 2020-1A, Class BR
1.891% (3 Month LIBOR + 1.65%), due 7/15/34 (a)(b)	500,000	499,999

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Octagon Investment Partners 29 Ltd.
Series 2016-1A, Class AR
1.439% (3 Month LIBOR + 1.18%), due 1/24/33 (a)(b)	$ 500,000	$ 500,241
Palmer Square CLO Ltd. (a)(b)
Series 2014-1A, Class A1R2
1.371% (3 Month LIBOR + 1.13%), due 1/17/31	250,000	250,315
Series 2015-2A, Class A2R2
1.804% (3 Month LIBOR + 1.55%), due 7/20/30	250,000	250,043
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A2
1.654% (3 Month LIBOR + 1.40%), due 7/20/29 (a)(b)	500,000	500,395
Regatta XIV Funding Ltd.
Series 2018-3A, Class A
1.448% (3 Month LIBOR + 1.19%), due 10/25/31 (a)(b)	400,000	400,120
STORE Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	307,849	296,103
THL Credit Wind River CLO Ltd.
Series 2017-4A, Class A
1.31% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(b)	507,000	507,052
Tiaa CLO III Ltd.
Series 2017-2A, Class A
1.391% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(b)	500,000	500,042
TICP CLO X Ltd.
Series 2018-10A, Class A
1.254% (3 Month LIBOR + 1.00%), due 4/20/31 (a)(b)	400,000	400,017
Trestles CLO IV Ltd.
Series 2021-4A, Class A
1.425% (3 Month LIBOR + 1.17%), due 7/21/34 (a)(b)	400,000	400,350
Vantage Data Centers LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45 (a)	850,000	820,622
Wellfleet CLO Ltd.
Series 2021-2A, Class A1
1.441% (3 Month LIBOR + 1.20%), due 7/15/34 (a)(b)	466,667	467,276
Total Asset-Backed Securities (Cost $15,013,216)		14,954,170
Corporate Bonds 12.2%
Aerospace & Defense 0.2%
Boeing Co. (The)
3.10%, due 5/1/26	285,000	289,511
3.25%, due 2/1/28	400,000	408,575
5.15%, due 5/1/30	450,000	506,457
		1,204,543

	Principal Amount	Value
Corporate Bonds
Apparel 0.0% ‡
Ralph Lauren Corp.
1.70%, due 6/15/22	$ 200,000	$ 200,795
Auto Manufacturers 1.0%
Daimler Finance North America LLC
2.625%, due 3/10/30 (a)	350,000	347,266
Daimler Trucks Finance North America LLC
2.00%, due 12/14/26 (a)	600,000	587,696
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	575,000	576,438
3.664%, due 9/8/24	1,075,000	1,085,750
General Motors Financial Co., Inc.
1.05%, due 3/8/24	250,000	245,980
1.50%, due 6/10/26	1,555,000	1,489,387
Hyundai Capital America (a)
1.80%, due 1/10/28	250,000	236,205
2.375%, due 10/15/27	425,000	415,258
		4,983,980
Banks 2.2%
Banco Santander SA
1.722% (1 Year Treasury Constant Maturity Rate + 0.90%), due 9/14/27 (b)	400,000	383,487
Bank of America Corp.
2.087%, due 6/14/29 (c)	1,250,000	1,201,460
BNP Paribas SA
2.588% (5 Year Treasury Constant Maturity Rate + 2.05%), due 8/12/35 (a)(b)	675,000	623,004
Citigroup, Inc.
3.20%, due 10/21/26	1,100,000	1,140,108
Goldman Sachs Group, Inc. (The)
2.64%, due 2/24/28 (c)	600,000	601,007
JPMorgan Chase & Co.
1.578%, due 4/22/27 (c)	1,280,000	1,238,316
Lloyds Banking Group plc
0.695% (1 Year Treasury Constant Maturity Rate + 0.55%), due 5/11/24 (b)	650,000	642,912
Morgan Stanley (c)
2.475%, due 1/21/28	195,000	194,669
2.484%, due 9/16/36	375,000	348,386
Santander UK Group Holdings plc
2.469%, due 1/11/28 (c)	1,100,000	1,085,424
Societe Generale SA
1.792% (1 Year Treasury Constant Maturity Rate + 1.00%), due 6/9/27 (a)(b)	525,000	501,378
Standard Chartered plc (a)(b)
0.991% (1 Year Treasury Constant Maturity Rate + 0.78%), due 1/12/25	300,000	293,426
2.608% (1 Year Treasury Constant Maturity Rate + 1.18%), due 1/12/28	275,000	271,284
Sumitomo Mitsui Trust Bank Ltd.
1.35%, due 9/16/26 (a)	775,000	749,658
Truist Financial Corp.
1.267%, due 3/2/27 (c)	675,000	653,213

	Principal Amount	Value
Corporate Bonds
Banks
UBS Group AG (a)
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27 (b)	$ 675,000	$ 647,281
2.746%, due 2/11/33	550,000	532,784
		11,107,797
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29	1,000,000	1,132,845
Diageo Capital plc
2.125%, due 4/29/32	475,000	451,448
		1,584,293
Building Materials 0.3%
Martin Marietta Materials, Inc.
3.45%, due 6/1/27	450,000	471,387
Owens Corning
3.95%, due 8/15/29	775,000	828,840
		1,300,227
Chemicals 0.3%
International Flavors & Fragrances, Inc.
1.832%, due 10/15/27 (a)	425,000	406,191
LYB International Finance III LLC
1.25%, due 10/1/25	197,000	191,154
NewMarket Corp.
4.10%, due 12/15/22	1,095,000	1,123,926
		1,721,271
Commercial Services 0.2%
Ashtead Capital, Inc.
2.45%, due 8/12/31 (a)	575,000	544,104
Global Payments, Inc.
2.15%, due 1/15/27	400,000	391,982
		936,086
Diversified Financial Services 1.1%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	850,000	832,709
Air Lease Corp.
0.70%, due 2/15/24	1,425,000	1,385,300
Aircastle Ltd.
2.85%, due 1/26/28 (a)	675,000	659,928
Antares Holdings LP
3.95%, due 7/15/26 (a)	250,000	252,810
Aviation Capital Group LLC (a)
1.95%, due 1/30/26	275,000	264,290
1.95%, due 9/20/26	575,000	548,069
Blackstone Holdings Finance Co. LLC
1.625%, due 8/5/28 (a)	425,000	400,844

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
BOC Aviation USA Corp.
1.625%, due 4/29/24 (a)	$ 425,000	$ 420,280
LSEGA Financing plc
2.00%, due 4/6/28 (a)	550,000	529,622
Thirax 1 LLC
0.968%, due 1/14/33	322,703	304,675
		5,598,527
Electric 1.1%
Commonwealth Edison Co.
3.10%, due 11/1/24	290,000	298,739
DTE Electric Co.
2.65%, due 6/15/22	550,000	550,711
DTE Energy Co.
Series F
1.05%, due 6/1/25	325,000	313,359
Entergy Arkansas LLC
3.70%, due 6/1/24	665,000	692,045
Entergy Corp.
4.00%, due 7/15/22	1,195,000	1,205,685
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	1,210,000	1,258,510
Pinnacle West Capital Corp.
1.30%, due 6/15/25	675,000	655,829
Tampa Electric Co.
2.40%, due 3/15/31	250,000	244,639
		5,219,517
Electrical Components & Equipment 0.2%
Emerson Electric Co.
1.80%, due 10/15/27	450,000	437,372
2.00%, due 12/21/28	350,000	341,270
		778,642
Electronics 0.1%
Flex Ltd.
3.75%, due 2/1/26	350,000	367,162
Food 0.1%
Conagra Brands, Inc.
4.85%, due 11/1/28	615,000	688,029
Forest Products & Paper 0.1%
Georgia-Pacific LLC
0.95%, due 5/15/26 (a)	275,000	260,456

	Principal Amount	Value
Corporate Bonds
Healthcare-Products 0.1%
Baxter International, Inc.
2.272%, due 12/1/28 (a)	$ 750,000	$ 733,944
Healthcare-Services 0.3%
Fresenius Medical Care U.S. Finance III, Inc. (a)
1.875%, due 12/1/26	275,000	266,625
2.375%, due 2/16/31	1,065,000	982,730
		1,249,355
Home Builders 0.2%
MDC Holdings, Inc.
2.50%, due 1/15/31	275,000	257,469
PulteGroup, Inc.
5.50%, due 3/1/26	665,000	741,807
		999,276
Insurance 0.3%
Brighthouse Financial Global Funding
1.00%, due 4/12/24 (a)	1,275,000	1,251,528
Principal Life Global Funding II
1.25%, due 8/16/26 (a)	425,000	407,817
		1,659,345
Investment Companies 0.2%
Blackstone Secured Lending Fund
2.125%, due 2/15/27 (a)	225,000	213,869
2.75%, due 9/16/26	325,000	319,312
Prospect Capital Corp.
3.437%, due 10/15/28	585,000	549,071
		1,082,252
Iron & Steel 0.1%
Nucor Corp.
2.00%, due 6/1/25	350,000	349,113
Media 0.2%
Charter Communications Operating LLC
2.25%, due 1/15/29	400,000	376,658
Thomson Reuters Corp.
3.85%, due 9/29/24	400,000	417,867
		794,525
Mining 0.3%
Anglo American Capital plc (a)
2.25%, due 3/17/28	700,000	676,508
5.625%, due 4/1/30	550,000	635,314
		1,311,822

	Principal Amount	Value
Corporate Bonds
Oil & Gas 0.2%
Valero Energy Corp.
2.85%, due 4/15/25	$ 825,000	$ 841,975
Oil & Gas Services 0.2%
Schlumberger Holdings Corp.
3.75%, due 5/1/24 (a)	1,195,000	1,236,807
Packaging & Containers 0.2%
WRKCo, Inc.
3.75%, due 3/15/25	1,145,000	1,200,607
Pharmaceuticals 0.4%
Bayer US Finance II LLC
4.375%, due 12/15/28 (a)	885,000	957,955
Cigna Corp.
2.375%, due 3/15/31	275,000	263,392
CVS Health Corp.
1.875%, due 2/28/31	630,000	583,973
Merck & Co., Inc.
2.15%, due 12/10/31	150,000	144,899
		1,950,219
Pipelines 0.1%
Texas Eastern Transmission LP
2.80%, due 10/15/22 (a)	540,000	544,359
Real Estate Investment Trusts 1.2%
American Campus Communities Operating Partnership LP
3.30%, due 7/15/26	1,030,000	1,073,529
Brixmor Operating Partnership LP
2.50%, due 8/16/31	150,000	141,604
CubeSmart LP
2.25%, due 12/15/28	650,000	630,965
Highwoods Realty LP
3.875%, due 3/1/27	1,775,000	1,899,670
Kimco Realty Corp.
2.80%, due 10/1/26	565,000	577,051
Realty Income Corp.
3.95%, due 8/15/27	1,045,000	1,128,009
Simon Property Group LP
1.75%, due 2/1/28	425,000	407,574
Spirit Realty LP
2.70%, due 2/15/32	225,000	215,888
		6,074,290

	Principal Amount	Value
Corporate Bonds
Retail 0.2%
Advance Auto Parts, Inc.
1.75%, due 10/1/27	$ 175,000	$ 166,743
Dick's Sporting Goods, Inc.
3.15%, due 1/15/32	200,000	195,625
Walmart, Inc.
1.50%, due 9/22/28	500,000	482,310
		844,678
Semiconductors 0.1%
Skyworks Solutions, Inc.
1.80%, due 6/1/26	450,000	436,529
Telecommunications 0.7%
AT&T, Inc.
4.35%, due 3/1/29	955,000	1,049,019
T-Mobile US, Inc.
2.55%, due 2/15/31	975,000	928,499
Verizon Communications, Inc.
2.10%, due 3/22/28	400,000	389,848
3.376%, due 2/15/25	8,000	8,373
4.016%, due 12/3/29	1,031,000	1,119,591
		3,495,330
Total Corporate Bonds (Cost $61,240,194)		60,755,751
Foreign Government Bonds 0.1%
Philippines 0.1%
Philippine Government Bond
3.00%, due 2/1/28	325,000	338,567
Poland 0.0% ‡
Poland Government Bond
5.00%, due 3/23/22	125,000	125,747
Total Foreign Government Bonds (Cost $442,187)		464,314
Mortgage-Backed Securities 0.6%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.6%
BFLD Trust
Series 2021-FPM, Class A
1.707% (1 Month LIBOR + 1.60%), due 6/15/38 (a)(b)	600,000	599,278
Citigroup Commercial Mortgage Trust
Series 2020-420K, Class A
2.456%, due 11/10/42 (a)(d)	600,000	587,675

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	$ 1,000,000	$ 1,012,099
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	550,000	555,155
Total Mortgage-Backed Securities (Cost $2,799,952)		2,754,207
U.S. Government & Federal Agencies 12.9%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.5%
FFCB
2.03%, due 1/21/28	1,200,000	1,217,989
2.13%, due 4/19/34	550,000	533,690
FHLB
3.125%, due 9/12/25	800,000	845,726
		2,597,405
United States Treasury Notes 12.4%
U.S. Treasury Notes
0.75%, due 12/31/23	7,100,000	7,044,531
1.00%, due 12/15/24	24,605,000	24,353,183
1.25%, due 12/31/26	12,395,000	12,183,898
1.375%, due 12/31/28	6,550,000	6,392,391
1.375%, due 11/15/31	7,495,000	7,222,135
2.50%, due 3/31/23	4,200,000	4,278,422
		61,474,560
Total U.S. Government & Federal Agencies (Cost $64,514,269)		64,071,965
Total Long-Term Bonds (Cost $144,009,818)		143,000,407

	Shares
Common Stocks 64.9%
Aerospace & Defense 3.6%
General Dynamics Corp.	20,001	4,242,212
L3Harris Technologies, Inc.	20,135	4,214,054
Northrop Grumman Corp.	10,676	3,949,052
Raytheon Technologies Corp.	58,141	5,243,737
		17,649,055
Auto Components 0.8%
Gentex Corp.	126,047	3,957,876

	Shares	Value
Common Stocks
Banks 6.8%
Bank of America Corp.	163,934	$ 7,563,915
JPMorgan Chase & Co.	73,394	10,906,348
M&T Bank Corp.	35,236	5,968,274
PNC Financial Services Group, Inc. (The)	22,805	4,697,602
Truist Financial Corp.	74,692	4,692,151
		33,828,290
Beverages 0.9%
Keurig Dr Pepper, Inc.	121,261	4,601,855
Building Products 1.4%
Fortune Brands Home & Security, Inc.	34,466	3,245,663
Johnson Controls International plc	53,426	3,882,468
		7,128,131
Capital Markets 3.1%
Ares Management Corp.	50,119	3,995,487
LPL Financial Holdings, Inc.	27,420	4,725,014
Morgan Stanley	64,943	6,659,255
		15,379,756
Chemicals 1.6%
Axalta Coating Systems Ltd. (e)	108,671	3,217,748
Celanese Corp.	28,529	4,442,251
		7,659,999
Communications Equipment 2.6%
Cisco Systems, Inc.	149,067	8,298,560
F5, Inc. (e)	21,859	4,538,365
		12,836,925
Containers & Packaging 0.7%
Sealed Air Corp.	50,194	3,409,176
Electric Utilities 1.1%
Exelon Corp.	89,466	5,184,555
Electrical Equipment 0.7%
Hubbell, Inc.	18,044	3,379,461
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	114,931	4,831,699
Entertainment 1.0%
Electronic Arts, Inc.	35,705	4,736,625

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts 1.7%
Gaming and Leisure Properties, Inc.	98,922	$ 4,469,296
Host Hotels & Resorts, Inc. (e)	235,878	4,090,124
		8,559,420
Food Products 1.0%
Mondelez International, Inc., Class A	73,456	4,923,756
Health Care Equipment & Supplies 2.7%
Becton Dickinson and Co.	17,777	4,517,847
Boston Scientific Corp. (e)	94,611	4,058,812
Medtronic plc	45,534	4,712,313
		13,288,972
Health Care Providers & Services 4.8%
Anthem, Inc.	16,996	7,495,066
Centene Corp. (e)	64,113	4,985,427
UnitedHealth Group, Inc.	23,372	11,044,906
		23,525,399
Household Durables 0.6%
Lennar Corp., Class A	32,870	3,159,136
Insurance 4.1%
Assurant, Inc.	23,280	3,550,433
Chubb Ltd.	30,529	6,022,761
MetLife, Inc.	98,673	6,617,012
Progressive Corp. (The)	39,558	4,298,372
		20,488,578
Interactive Media & Services 1.4%
Alphabet, Inc., Class C (e)	2,487	6,749,643
IT Services 2.5%
Amdocs Ltd.	42,297	3,209,919
Fidelity National Information Services, Inc.	39,429	4,728,326
Global Payments, Inc.	31,045	4,653,025
		12,591,270
Machinery 0.8%
Middleby Corp. (The) (e)	20,780	3,848,456
Media 2.4%
Comcast Corp., Class A	162,117	8,104,229
Omnicom Group, Inc.	49,161	3,704,773
		11,809,002
Multi-Utilities 1.9%
Dominion Energy, Inc.	58,224	4,696,348

	Shares	Value
Common Stocks
Multi-Utilities
Sempra Energy	34,648	$ 4,786,968
		9,483,316
Oil, Gas & Consumable Fuels 3.3%
ConocoPhillips	71,589	6,344,217
Phillips 66	55,093	4,671,336
Pioneer Natural Resources Co.	24,952	5,461,743
		16,477,296
Pharmaceuticals 5.9%
AstraZeneca plc, Sponsored ADR	69,379	4,038,552
Eli Lilly and Co.	21,951	5,386,556
Merck & Co., Inc.	76,838	6,260,760
Pfizer, Inc.	188,115	9,911,779
Roche Holding AG	9,440	3,650,127
		29,247,774
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A (e)	35,835	3,631,519
Road & Rail 0.6%
Knight-Swift Transportation Holdings, Inc.	54,588	3,088,589
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	29,472	4,832,524
Micron Technology, Inc.	55,928	4,601,196
Qorvo, Inc. (e)	30,089	4,130,618
		13,564,338
Software 0.5%
VMware, Inc., Class A	19,392	2,491,484
Specialty Retail 2.0%
Home Depot, Inc. (The)	7,776	2,853,636
TJX Cos., Inc. (The)	54,782	3,942,661
Victoria's Secret & Co. (e)	58,338	3,257,011
		10,053,308
Total Common Stocks (Cost $269,329,158)		321,564,659
Exchange-Traded Funds 5.4%
iShares Intermediate Government/Credit Bond ETF (f)	208,013	23,357,780
iShares Russell 1000 Value ETF	20,587	3,375,239
Total Exchange-Traded Funds (Cost $26,796,128)		26,733,019

	Shares	Value
Short-Term Investments 0.8%
Affiliated Investment Company 0.8%
MainStay U.S. Government Liquidity Fund, 0.01% (g)	3,773,357	$ 3,773,357
Unaffiliated Investment Company 0.0% ‡
Wells Fargo Government Money Market Fund, 0.025% (g)(h)	149,175	149,175
Total Short-Term Investments (Cost $3,922,532)		3,922,532
Total Investments (Cost $444,057,636)	99.9%	495,220,617
Other Assets, Less Liabilities	0.1	694,386
Net Assets	100.0%	$ 495,915,003

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2022.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2022.
(d)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2022.
(e)	Non-income producing security.
(f)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $145,977. The Fund received cash collateral with a value of $149,175.
(g)	Current yield as of January 31, 2022.
(h)	Represents a security purchased with cash collateral received for securities on loan.
Futures Contracts
As of January 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	45	March 2022	$ 9,748,145	$ 9,749,531	$ 1,386
U.S. Treasury 10 Year Notes	26	March 2022	3,359,508	3,327,188	(32,320)
Total Long Contracts					(30,934)
Short Contracts
U.S. Treasury 5 Year Notes	(14)	March 2022	(1,682,696)	(1,668,844)	13,852
U.S. Treasury 10 Year Ultra Bonds	(17)	March 2022	(2,424,019)	(2,428,078)	(4,059)
Total Short Contracts					9,793
Net Unrealized Depreciation					$ (21,141)

1.	As of January 31, 2022, cash in the amount of $40,708 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2022.

Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
LIBOR—London Interbank Offered Rate
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 14,954,170	$ —	$ 14,954,170
Corporate Bonds	—	60,755,751	—	60,755,751
Foreign Government Bonds	—	464,314	—	464,314
Mortgage-Backed Securities	—	2,754,207	—	2,754,207
U.S. Government & Federal Agencies	—	64,071,965	—	64,071,965
Total Long-Term Bonds	—	143,000,407	—	143,000,407
Common Stocks
Pharmaceuticals	25,597,647	3,650,127	—	29,247,774
All Other Industries	292,316,885	—	—	292,316,885
Total Common Stocks	317,914,532	3,650,127	—	321,564,659
Exchange-Traded Funds	26,733,019	—	—	26,733,019
Short-Term Investments
Affiliated Investment Company	3,773,357	—	—	3,773,357
Unaffiliated Investment Company	149,175	—	—	149,175
Total Short-Term Investments	3,922,532	—	—	3,922,532
Total Investments in Securities	348,570,083	146,650,534	—	495,220,617
Other Financial Instruments
Futures Contracts (b)	15,238	—	—	15,238
Total Investments in Securities and Other Financial Instruments	$ 348,585,321	$ 146,650,534	$ —	$ 495,235,855
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (36,379)	$ —	$ —	$ (36,379)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Candriam Emerging Markets Equity Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 94.9%
Argentina 0.5%
MercadoLibre, Inc. (Internet & Direct Marketing Retail) (a)	390	$ 441,503
Brazil 3.6%
Banco Santander Brasil SA (Banks)	148,000	916,133
Cosan SA (Oil, Gas & Consumable Fuels)	360,000	1,611,495
WEG SA (Electrical Equipment)	133,000	805,499
		3,333,127
China 34.0%
Airtac International Group (Machinery)	20,096	710,180
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail) (a)	166,000	2,605,925
Bank of Ningbo Co. Ltd., Class A (Banks)	168,000	1,043,813
Beijing United Information Technology Co. Ltd., Class A (Trading Companies & Distributors)	22,999	426,360
BYD Co. Ltd., Class H (Automobiles)	32,000	921,104
China Meidong Auto Holdings Ltd. (Specialty Retail)	86,000	404,756
China Mengniu Dairy Co. Ltd. (Food Products)	152,000	894,726
China Merchants Bank Co. Ltd., Class H (Banks)	198,000	1,654,348
China Molybdenum Co. Ltd., Class H (Metals & Mining)	579,927	296,418
China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	1,440,000	752,348
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	9,200	878,526
Country Garden Services Holdings Co. Ltd. (Real Estate Management & Development)	44,000	260,057
East Money Information Co. Ltd., Class A (Capital Markets)	141,018	703,622
ENN Energy Holdings Ltd. (Gas Utilities)	26,000	413,257
Flat Glass Group Co. Ltd., Class H (Semiconductors & Semiconductor Equipment) (b)	52,000	208,034
Ganfeng Lithium Co. Ltd., Class A (Metals & Mining)	8,999	187,992
Hundsun Technologies, Inc., Class A (Software)	62,000	573,953
Jafron Biomedical Co. Ltd., Class A (Health Care Equipment & Supplies)	28,999	214,932
JD.com, Inc. (a)
(Internet & Direct Marketing Retail) (c)	3,029	112,936
Class A (Internet & Direct Marketing Retail)	32,000	1,193,283

Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	680,000	733,149
Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	76,000	737,886
Longfor Group Holdings Ltd. (Real Estate Management & Development)	162,000	968,651
LONGi Green Energy Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	35,000	393,789
Meituan (Internet & Direct Marketing Retail) (a)	42,000	1,194,973
NetEase, Inc. (Entertainment)	45,000	928,428
Ping An Bank Co. Ltd., Class A (Banks)	119,965	298,880
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	151,000	1,183,412
Postal Savings Bank of China Co. Ltd., Class H (Banks) (d)	1,700,000	1,413,472
Shandong Sinocera Functional Material Co. Ltd., Class A (Chemicals)	48,000	302,049
Shanghai Baosight Software Co. Ltd., Class A (Software)	33,929	288,395
Shenzhen Inovance Technology Co. Ltd., Class A (Machinery)	46,937	447,071
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Supplies)	5,400	274,973
Silergy Corp. (Semiconductors & Semiconductor Equipment)	3,800	517,678
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	20,000	515,174
Tencent Holdings Ltd. (Interactive Media & Services)	64,600	3,943,011
Will Semiconductor Co. Ltd. Shanghai, Class A (Semiconductors & Semiconductor Equipment)	10,000	405,494
Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(d)	61,000	599,012

	Shares	Value
Common Stocks
China

Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	51,913	$ 591,013
Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy Equipment & Services)	89,978	597,459
Yunnan Energy New Material Co. Ltd. (Containers & Packaging)	15,000	614,028
		31,404,567
Egypt 0.2%
Commercial International Bank Egypt SAE (Registered), GDR (Banks) (a)	56,151	181,898
Hungary 1.9%
MOL Hungarian Oil & Gas plc (Oil, Gas & Consumable Fuels)	90,000	783,855
OTP Bank Nyrt. (Banks) (a)	17,200	998,496
		1,782,351
India 13.0%
Asian Paints Ltd. (Chemicals)	12,800	539,627
Bajaj Finance Ltd. (Consumer Finance)	7,700	723,875
Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	68,000	362,421
Bharti Airtel Ltd. (Wireless Telecommunication Services) (a)	76,000	745,212
Divi's Laboratories Ltd. (Life Sciences Tools & Services)	6,600	357,391
GAIL India Ltd. (Gas Utilities)	300,000	582,423
HDFC Bank Ltd. (Banks)	23,000	461,159
ICICI Bank Ltd. (Banks)	150,000	1,589,018
Info Edge India Ltd. (Interactive Media & Services)	3,400	224,546
Infosys Ltd. (IT Services)	75,000	1,754,000
JSW Steel Ltd. (Metals & Mining)	106,000	893,901
Jubilant Foodworks Ltd. (Hotels, Restaurants & Leisure)	6,800	309,956
Motherson Sumi Systems Ltd. (Auto Components)	124,000	300,224
Motherson Sumi Wiring India Ltd. (Auto Components) (a)(e)(f)(g)	124,000	57,827
Piramal Enterprises Ltd. (Diversified Financial Services)	12,400	399,655
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	40,000	1,278,760
State Bank of India (Banks)	160,000	1,164,449
Tata Consumer Products Ltd. (Food Products)	29,000	283,254
		12,027,698
Indonesia 1.3%
Bank Central Asia Tbk. PT (Banks)	2,260,000	1,205,011
Malaysia 0.4%
Press Metal Aluminium Holdings Bhd. (Metals & Mining)	240,000	353,387
Mexico 2.1%
Alsea SAB de CV (Hotels, Restaurants & Leisure) (a)	14,652	30,052
Gruma SAB de CV, Class B (Food Products)	3,616	47,295
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation Infrastructure)	32,000	439,961
Grupo Financiero Banorte SAB de CV, Class O (Banks)	180,000	1,140,838
Ternium SA, ADR (Metals & Mining)	6,400	257,792
		1,915,938

	Shares	Value
Common Stocks
Peru 2.0%
Credicorp Ltd. (Banks)	7,200	$ 1,031,184
Southern Copper Corp. (Metals & Mining)	13,400	856,126
		1,887,310
Poland 1.4%
Dino Polska SA (Food & Staples Retailing) (a)(d)	8,200	631,060
Powszechny Zaklad Ubezpieczen SA (Insurance)	72,000	640,140
		1,271,200
Republic of Korea 12.9%
KB Financial Group, Inc. (Banks)	41,000	2,066,836
Kia Corp. (Automobiles)	17,600	1,222,611
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(d)	760	467,903
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	67,000	4,150,016
Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	36,000	650,459
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,460	722,092
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	13,600	1,414,346
SK Telecom Co. Ltd. (Wireless Telecommunication Services)	15,040	710,807
S-Oil Corp. (Oil, Gas & Consumable Fuels)	7,200	536,722
		11,941,792
Russia 1.1%
HeadHunter Group plc, ADR (Professional Services)	2,800	124,068
Magnit PJSC (Food & Staples Retailing)	5,000	326,005
TCS Group Holding plc, GDR (Banks)	4,600	331,508
Yandex NV, Class A (Interactive Media & Services) (a)	5,800	278,748
		1,060,329
South Africa 4.0%
Capitec Bank Holdings Ltd. (Banks)	6,600	868,664
FirstRand Ltd. (Diversified Financial Services)	187,000	754,208
Impala Platinum Holdings Ltd. (Metals & Mining)	62,000	949,710
Naspers Ltd., Class N (Internet & Direct Marketing Retail)	5,000	811,087
Old Mutual Ltd. (Insurance)	380,000	342,113
		3,725,782
Taiwan 13.5%
Accton Technology Corp. (Communications Equipment)	32,000	306,790
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	14,000	473,925
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,600	621,522
Chailease Holding Co. Ltd. (Diversified Financial Services)	172,000	1,584,161
E.Sun Financial Holding Co. Ltd. (Banks)	880,000	923,343
Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	17,000	488,750
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	38,000	1,481,645
Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)	19,000	334,269
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	28,000	543,652
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	200,000	4,554,596
United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	380,000	764,017

	Shares	Value
Common Stocks
Taiwan
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	11,200	$ 411,185
		12,487,855
Thailand 2.3%
Carabao Group PCL, NVDR (Beverages) (b)	32,000	97,838
Energy Absolute PCL, NVDR (Independent Power and Renewable Electricity Producers)	326,000	876,798
Kasikornbank PCL, NVDR (Banks)	196,000	883,439
Srisawad Corp. PCL, NVDR (Consumer Finance)	160,000	290,904
		2,148,979
United States 0.5%
Globant SA (IT Services) (a)	1,620	413,392
Uruguay 0.2%
Dlocal Ltd. (IT Services) (a)	7,000	209,440
Total Common Stocks (Cost $75,673,499)		87,791,559
Preferred Stocks 1.6%
Brazil 0.8%
Itau Unibanco Holding SA (Banks)	150,000	715,523
Chile 0.8%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals)	14,000	758,100
Total Preferred Stocks (Cost $1,272,027)		1,473,623
Short-Term Investment 0.1%
Unaffiliated Investment Company 0.1%
United States 0.1%
Wells Fargo Government Money Market Fund, 0.025% (h)(i)	102,208	102,208
Total Short-Term Investment (Cost $102,208)		102,208
Total Investments (Cost $77,047,734)	96.6%	89,367,390
Other Assets, Less Liabilities	3.4	3,125,249
Net Assets	100.0%	$ 92,492,639

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $205,668; the total market value of collateral held by the Fund was $216,368. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $114,160. The Fund received cash collateral with a value of $102,208.

(c)	Delayed delivery security.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2022, the total market value was $57,827, which represented 0.1% of the Fund’s net assets.
(f)	Illiquid security—As of January 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $57,827, which represented less than one-tenth of a percent of the Fund’s net assets.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Current yield as of January 31, 2022.
(i)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of January 31, 2022, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	111,143,430	USD	92,273	JPMorgan Chase Bank N.A.	2/3/22	$ (79)
MYR	122,125	USD	29,223	JPMorgan Chase Bank N.A.	2/3/22	(46)
USD	48,635	KRW	58,756,805	JPMorgan Chase Bank N.A.	2/3/22	(104)
USD	35,860	KRW	43,322,754	JPMorgan Chase Bank N.A.	2/3/22	(77)
Total Unrealized Depreciation						$ (306)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
KRW—Korean Won
MYR—Malaysia Ringgit
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 31,404,567	$ —	$ 31,404,567
Egypt	—	181,898	—	181,898
Hungary	—	1,782,351	—	1,782,351
India	—	11,969,871	57,827	12,027,698
Indonesia	—	1,205,011	—	1,205,011
Malaysia	—	353,387	—	353,387
Poland	—	1,271,200	—	1,271,200
Republic of Korea	—	11,941,792	—	11,941,792
Russia	402,816	657,513	—	1,060,329
South Africa	—	3,725,782	—	3,725,782
Taiwan	—	12,487,855	—	12,487,855
Thailand	—	2,148,979	—	2,148,979
All Other Countries	8,200,710	—	—	8,200,710
Total Common Stocks	8,603,526	79,130,206	57,827	87,791,559
Preferred Stocks	1,473,623	—	—	1,473,623
Short-Term Investment
Unaffiliated Investment Company	102,208	—	—	102,208
Total Investments in Securities	$ 10,179,357	$ 79,130,206	$ 57,827	$ 89,367,390
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (306)	$ —	$ (306)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Conservative Allocation Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 90.4%
Equity Funds 35.6%
IQ 50 Percent Hedged FTSE International ETF	405,516	$ 9,797,104
IQ 500 International ETF	255,456	8,298,565
IQ Candriam ESG International Equity ETF	282,324	8,112,411
IQ Candriam ESG U.S. Equity ETF	437,017	17,074,778
IQ Chaikin U.S. Large Cap ETF	375,487	12,856,675
IQ Chaikin U.S. Small Cap ETF	219,695	7,554,147
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	627,260	7,494,942
MainStay Epoch Capital Growth Fund Class I	138,449	1,690,431
MainStay Epoch International Choice Fund Class I	124,774	4,892,082
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	663,958	13,354,786
MainStay MacKay International Equity Fund Class R6	255,460	4,710,479
MainStay MacKay S&P 500 Index Fund Class I	128,859	7,374,934
MainStay Winslow Large Cap Growth Fund Class R6	1,419,698	17,221,507
MainStay WMC Enduring Capital Fund Class R6	378,266	12,484,401
MainStay WMC Growth Fund Class R6 (a)	406,646	16,834,158
MainStay WMC International Research Equity Fund Class I	643,927	4,925,078
MainStay WMC Small Companies Fund Class I (a)	351,263	8,567,371
MainStay WMC Value Fund Class R6	411,639	12,960,331
Total Equity Funds (Cost $143,160,699)		176,204,180
Fixed Income Funds 54.8%
MainStay Floating Rate Fund Class R6 (a)	4,171,246	37,987,538
MainStay MacKay High Yield Corporate Bond Fund Class R6	3,655,280	19,960,390
MainStay MacKay Short Duration High Yield Fund Class I	3,633,486	35,225,197
MainStay MacKay Total Return Bond Fund Class R6 (a)	16,947,152	178,070,501
Total Fixed Income Funds (Cost $275,508,339)		271,243,626
Total Affiliated Investment Companies (Cost $418,669,038)		447,447,806
Short-Term Investment 8.5%
Affiliated Investment Company 8.5%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	41,942,479	41,942,479
Total Short-Term Investment (Cost $41,942,479)	8.5%	41,942,479
Total Investments (Cost $460,611,517)	98.9%	489,390,285
Other Assets, Less Liabilities	1.1	5,321,613
Net Assets	100.0%	$ 494,711,898

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2022, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2022.

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF plus 0.45%	12/2/22	Daily	7,359	$ —
Citibank NA	iShares MSCI EAFE Small-Cap ETF	1 day FEDF plus 0.60%	12/2/22	Daily	4,794	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.35%	12/2/22	Daily	(7,593)	—
Citibank NA	iShares Semiconductor ETF	1 day FEDF plus 0.35%	12/2/22	Daily	1,538	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF plus 0.05%	12/2/22	Daily	(20,370)	—
Citibank NA	Russell 1000 Value Total Return Index	1 day FEDF plus 0.60%	12/2/22	Daily	4,120	—
Citibank NA	Russell Midcap Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	8,032	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	6,269	—
Citibank NA	S&P SmallCap 600 Index	1 day FEDF plus 0.40%	12/2/22	Daily	27,311	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF minus 0.30%	12/2/22	Daily	3,463	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/2/22	Daily	5,100	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF plus 0.45%	12/2/22	Daily	9,744	—
						$ —

1.	As of January 31, 2022, cash in the amount $2,495,617 was pledged from brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2022.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 176,204,180	$ —	$ —	$ 176,204,180
Fixed Income Funds	271,243,626	—	—	271,243,626
Total Affiliated Investment Companies	447,447,806	—	—	447,447,806
Short-Term Investment
Affiliated Investment Company	41,942,479	—	—	41,942,479
Total Investments in Securities	$ 489,390,285	$ —	$ —	$ 489,390,285

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Epoch Capital Growth Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.1%
Australia 2.1%
CSL Ltd. (Biotechnology)	4,736	$ 879,538
REA Group Ltd. (Interactive Media & Services)	3,493	362,682
Silver Lake Resources Ltd. (Metals & Mining) (a)	250,837	262,987
		1,505,207
Canada 2.3%
Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	17,405	702,005
Constellation Software, Inc. (Software)	564	971,399
		1,673,404
China 3.3%
A-Living Smart City Services Co. Ltd. (Real Estate Management & Development) (b)	110,750	215,610
Chongqing Brewery Co. Ltd., Class A (Beverages) (a)	10,974	231,518
Hangzhou Robam Appliances Co. Ltd., Class A (Household Durables)	52,200	285,961
Silergy Corp. (Semiconductors & Semiconductor Equipment)	6,000	817,386
SITC International Holdings Co. Ltd. (Marine)	218,000	827,452
		2,377,927
Denmark 2.3%
Coloplast A/S, Class B (Health Care Equipment & Supplies)	3,504	509,214
Genmab A/S (Biotechnology) (a)	1,111	377,437
Novo Nordisk A/S, Class B (Pharmaceuticals)	7,624	763,227
		1,649,878
France 1.6%
Edenred (IT Services)	13,712	587,673
Sartorius Stedim Biotech (Life Sciences Tools & Services)	1,352	591,931
		1,179,604
Hong Kong 0.4%
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	5,800	327,338
Indonesia 0.5%
Bank Central Asia Tbk. PT (Banks)	727,400	387,843
Italy 1.9%
DiaSorin SpA (Health Care Equipment & Supplies)	1,444	222,546
FinecoBank Banca Fineco SpA (Banks)	45,515	763,605
Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	7,273	405,923
		1,392,074
Japan 3.5%
Digital Arts, Inc. (Software)	3,000	177,095
Goldwin, Inc. (Textiles, Apparel & Luxury Goods)	3,800	197,987
Hoya Corp. (Health Care Equipment & Supplies)	4,200	543,872
Medical Data Vision Co. Ltd. (Health Care Technology) (c)	13,600	120,871
Nexon Co. Ltd. (Entertainment)	22,200	419,310
Unicharm Corp. (Household Products)	18,800	727,562

	Shares	Value
Common Stocks
Japan
Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	8,700	$ 389,238
		2,575,935
Jordan 0.9%
Hikma Pharmaceuticals plc (Pharmaceuticals)	23,189	651,687
Malta 0.9%
Kindred Group plc SDR (Hotels, Restaurants & Leisure)	57,483	667,588
Mexico 0.7%
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	140,100	476,373
Netherlands 1.9%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	978	668,953
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	7,054	597,318
Topicus.com, Inc. (Software) (a)	1,132	91,858
		1,358,129
Singapore 0.4%
Singapore Exchange Ltd. (Capital Markets)	45,000	310,767
South Africa 0.4%
FirstRand Ltd. (Diversified Financial Services)	69,400	279,904
Spain 1.4%
Amadeus IT Group SA (IT Services) (a)	6,554	449,661
Industria de Diseno Textil SA (Specialty Retail)	18,528	559,816
		1,009,477
Sweden 2.1%
Atlas Copco AB, Class B (Machinery)	9,247	471,049
Epiroc AB, Class B (Machinery)	13,689	247,036
Evolution AB (Hotels, Restaurants & Leisure) (b)	2,768	343,704
Swedish Match AB (Tobacco)	62,869	484,328
		1,546,117
Switzerland 3.2%
Kuehne + Nagel International AG (Registered) (Marine)	2,480	702,823
Logitech International SA (Registered) (Technology Hardware, Storage & Peripherals)	8,073	678,300
Partners Group Holding AG (Capital Markets)	363	505,047
Tecan Group AG (Registered) (Life Sciences Tools & Services)	955	464,157
		2,350,327
Taiwan 1.8%
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	12,000	699,674
Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	13,000	226,842

	Shares	Value
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	17,000	$ 387,141
		1,313,657
United Kingdom 1.6%
Fevertree Drinks plc (Beverages)	13,309	382,622
Games Workshop Group plc (Leisure Products)	2,607	280,637
Howden Joinery Group plc (Trading Companies & Distributors)	45,681	503,660
		1,166,919
United States 65.9%
Accenture plc, Class A (IT Services)	2,532	895,265
Adobe, Inc. (Software) (a)	978	522,545
Align Technology, Inc. (Health Care Equipment & Supplies) (a)	725	358,846
Alphabet, Inc., Class A (Interactive Media & Services) (a)	483	1,307,032
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,761	1,181,688
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,265	727,518
Arista Networks, Inc. (Communications Equipment) (a)	9,598	1,193,127
Artisan Partners Asset Management, Inc., Class A (Capital Markets)	15,858	685,224
Automatic Data Processing, Inc. (IT Services)	3,562	734,378
Avast plc (Software) (b)	65,697	542,633
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) (a)	224	550,173
Bruker Corp. (Life Sciences Tools & Services)	5,512	367,099
Chemed Corp. (Health Care Providers & Services)	1,375	644,751
Corcept Therapeutics, Inc. (Pharmaceuticals) (a)(c)	26,135	490,554
Costco Wholesale Corp. (Food & Staples Retailing)	2,497	1,261,310
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (a)	2,037	652,308
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	1,571	714,255
Donaldson Co., Inc. (Machinery)	5,075	282,474
Electronic Arts, Inc. (Entertainment)	4,707	624,431
Eli Lilly and Co. (Pharmaceuticals)	5,501	1,349,890
Expeditors International of Washington, Inc. (Air Freight & Logistics)	3,792	434,108
Exponent, Inc. (Professional Services)	5,328	506,053
Fastenal Co. (Trading Companies & Distributors)	19,431	1,101,349
Ferguson plc (Trading Companies & Distributors)	9,103	1,432,941
Fortinet, Inc. (Software) (a)	3,919	1,164,884
Gentex Corp. (Auto Components)	38,892	1,221,209
Graco, Inc. (Machinery)	6,137	445,301
Home Depot, Inc. (The) (Specialty Retail)	2,146	787,539
Intuit, Inc. (Software)	1,623	901,138
Intuitive Surgical, Inc. (Health Care Equipment & Supplies) (a)	1,105	314,019
KLA Corp. (Semiconductors & Semiconductor Equipment)	2,785	1,084,117
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,565	923,225
Liberty Media Corp-Liberty SiriusXM (a)
Class A (Media)	11,980	554,075
Class C (Media)	667	31,035

LPL Financial Holdings, Inc. (Capital Markets)	7,808	1,345,475
Manhattan Associates, Inc. (Software) (a)	2,233	298,932
Masimo Corp. (Health Care Equipment & Supplies) (a)	3,976	874,203

	Shares	Value
Common Stocks
United States

Mastercard, Inc., Class A (IT Services)	3,096	$ 1,196,232
Medpace Holdings, Inc. (Life Sciences Tools & Services) (a)	5,121	908,773
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	426	627,362
Microsoft Corp. (Software)	4,350	1,352,763
Monster Beverage Corp. (Beverages) (a)	12,958	1,123,718
MSCI, Inc. (Capital Markets)	754	404,234
Paychex, Inc. (IT Services)	8,297	977,055
Qualys, Inc. (Software) (a)	3,015	386,342
Rollins, Inc. (Commercial Services & Supplies)	10,162	313,498
Southwest Airlines Co. (Airlines) (a)	9,241	413,627
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,135	701,513
SVB Financial Group (Banks) (a)	797	465,368
T. Rowe Price Group, Inc. (Capital Markets)	3,919	605,211
Take-Two Interactive Software, Inc. (Entertainment) (a)	5,466	892,816
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,045	726,037
TJX Cos., Inc. (The) (Specialty Retail)	6,352	457,153
TTEC Holdings, Inc. (IT Services)	4,022	322,122
Union Pacific Corp. (Road & Rail)	3,895	952,522
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,882	889,377
Veeva Systems, Inc., Class A (Health Care Technology) (a)	1,692	400,226
VMware, Inc., Class A (Software)	4,695	603,214
Waters Corp. (Life Sciences Tools & Services) (a)	1,076	344,449
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	1,059	416,420
Western Alliance Bancorp (Banks)	6,479	642,652
Wingstop, Inc. (Hotels, Restaurants & Leisure)	6,807	1,043,173
World Wrestling Entertainment, Inc., Class A (Entertainment)	12,889	643,677
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	4,022	503,434
Zoetis, Inc. (Pharmaceuticals)	6,491	1,296,837
		48,114,909
Total Common Stocks (Cost $57,214,664)		72,315,064
Short-Term Investments 0.9%
Affiliated Investment Company 0.9%
United States 0.9%
MainStay U.S. Government Liquidity Fund, 0.01% (d)	640,915	640,915

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.0% ‡
United States 0.0% ‡
Wells Fargo Government Money Market Fund, 0.025% (d)(e)	47,304	$ 47,304
Total Short-Term Investments (Cost $688,219)		688,219
Total Investments (Cost $57,902,883)	100.0%	73,003,283
Other Assets, Less Liabilities	0.0‡	8,326
Net Assets	100.0%	$ 73,011,609

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $163,977; the total market value of collateral held by the Fund was $176,653. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $129,349. The Fund received cash collateral with a value of $47,304.
(d)	Current yield as of January 31, 2022.
(e)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
SDR—Special Drawing Right

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 1,505,207	$ —	$ 1,505,207
China	—	2,377,927	—	2,377,927
Denmark	—	1,649,878	—	1,649,878
France	—	1,179,604	—	1,179,604
Hong Kong	—	327,338	—	327,338
Indonesia	—	387,843	—	387,843
Italy	—	1,392,074	—	1,392,074
Japan	—	2,575,935	—	2,575,935
Jordan	—	651,687	—	651,687
Malta	—	667,588	—	667,588
Netherlands	91,858	1,266,271	—	1,358,129
Singapore	—	310,767	—	310,767
South Africa	—	279,904	—	279,904
Spain	—	1,009,477	—	1,009,477
Sweden	—	1,546,117	—	1,546,117
Switzerland	—	2,350,327	—	2,350,327
Taiwan	—	1,313,657	—	1,313,657
United Kingdom	—	1,166,919	—	1,166,919
United States	46,139,335	1,975,574	—	48,114,909
All Other Countries	2,149,777	—	—	2,149,777
Total Common Stocks	48,380,970	23,934,094	—	72,315,064
Short-Term Investments
Affiliated Investment Company	640,915	—	—	640,915
Unaffiliated Investment Company	47,304	—	—	47,304
Total Short-Term Investments	688,219	—	—	688,219
Total Investments in Securities	$ 49,069,189	$ 23,934,094	$ —	$ 73,003,283

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch Global Equity Yield Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 98.8%
Canada 7.5%
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	169,271	$ 7,156,216
Fortis, Inc. (Electric Utilities)	137,562	6,534,236
Great-West Lifeco, Inc. (Insurance)	214,496	6,700,732
Manulife Financial Corp. (Insurance)	341,700	7,115,446
Nutrien Ltd. (Chemicals)	288,294	20,122,921
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	271,805	15,212,926
Royal Bank of Canada (Banks)	170,215	19,407,041
TELUS Corp. (Diversified Telecommunication Services)	276,157	6,497,939
		88,747,457
China 0.5%
China Resources Gas Group Ltd. (Gas Utilities)	1,186,000	5,931,194
France 5.0%
AXA SA (Insurance)	258,236	8,173,350
Cie Generale des Etablissements Michelin SCA (Auto Components)	39,560	6,621,172
Danone SA (Food Products)	105,913	6,598,310
Orange SA (Diversified Telecommunication Services)	710,183	8,324,025
Sanofi (Pharmaceuticals)	105,758	10,993,678
TotalEnergies SE (Oil, Gas & Consumable Fuels)	325,459	18,434,633
		59,145,168
Germany 6.3%
Allianz SE (Registered) (Insurance)	49,752	12,742,395
BASF SE (Chemicals)	109,501	8,316,062
Bayer AG (Registered) (Pharmaceuticals)	120,479	7,304,032
Deutsche Post AG (Registered) (Air Freight & Logistics)	218,436	13,016,969
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	800,335	14,998,901
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	28,502	8,939,245
Siemens AG (Registered) (Industrial Conglomerates)	60,588	9,526,341
		74,843,945
Italy 1.0%
Assicurazioni Generali SpA (Insurance) (a)	303,542	6,370,735
Snam SpA (Gas Utilities)	1,093,790	6,109,037
		12,479,772
Japan 1.6%
Tokio Marine Holdings, Inc. (Insurance)	140,900	8,418,772
Toyota Motor Corp. (Automobiles)	566,200	11,203,496
		19,622,268
Norway 1.3%
Orkla ASA (Food Products)	704,591	6,732,298
Telenor ASA (Diversified Telecommunication Services)	494,426	8,159,067
		14,891,365
Republic of Korea 0.9%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	7,243	11,312,671

	Shares	Value
Common Stocks
Spain 0.6%
Industria de Diseno Textil SA (Specialty Retail)	230,685	$ 6,970,048
Switzerland 2.0%
Nestle SA (Registered) (Food Products)	67,648	8,715,222
Novartis AG (Registered) (Pharmaceuticals)	105,949	9,211,563
Roche Holding AG (Pharmaceuticals)	15,521	6,001,443
		23,928,228
Taiwan 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	137,608	16,874,869
United Kingdom 7.3%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	385,645	22,448,395
BAE Systems plc (Aerospace & Defense)	1,017,885	7,941,985
British American Tobacco plc (Tobacco)	235,121	10,006,948
Coca-Cola Europacific Partners plc (Beverages)	235,015	13,431,107
GlaxoSmithKline plc (Pharmaceuticals)	297,680	6,587,674
Linde plc (Chemicals)	42,504	13,545,175
National Grid plc (Multi-Utilities)	456,662	6,672,155
Unilever plc (Personal Products)	119,502	6,075,565
		86,709,004
United States 63.4%
AbbVie, Inc. (Biotechnology)	112,768	15,436,812
Ally Financial, Inc. (Consumer Finance)	302,379	14,429,526
Altria Group, Inc. (Tobacco)	162,411	8,263,472
Ameren Corp. (Multi-Utilities)	71,789	6,370,556
American Electric Power Co., Inc. (Electric Utilities)	134,852	12,190,621
American Tower Corp. (Equity Real Estate Investment Trusts)	22,877	5,753,565
Amgen, Inc. (Biotechnology)	34,850	7,915,829
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	143,492	23,528,383
Apple, Inc. (Technology Hardware, Storage & Peripherals)	163,687	28,609,214
Arthur J. Gallagher & Co. (Insurance)	67,193	10,612,462
Bank of America Corp. (Banks)	260,276	12,009,135
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	44,989	26,358,155
Chevron Corp. (Oil, Gas & Consumable Fuels)	68,620	9,011,865
Cisco Systems, Inc. (Communications Equipment)	414,993	23,102,660
Coca-Cola Co. (The) (Beverages)	178,158	10,869,420
Comcast Corp., Class A (Media)	237,745	11,884,873
Cummins, Inc. (Machinery)	55,189	12,190,146
Dow, Inc. (Chemicals)	138,166	8,252,655
Duke Energy Corp. (Electric Utilities)	61,283	6,438,392
Eaton Corp. plc (Electrical Equipment)	50,303	7,969,504
Eli Lilly and Co. (Pharmaceuticals)	45,640	11,199,600
Emerson Electric Co. (Electrical Equipment)	227,971	20,961,933
Entergy Corp. (Electric Utilities)	58,533	6,542,233
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels)	459,986	10,874,069
Evergy, Inc. (Electric Utilities)	93,438	6,069,732

	Shares	Value
Common Stocks
United States
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	380,166	$ 6,120,673
Hasbro, Inc. (Leisure Products)	136,026	12,579,684
Home Depot, Inc. (The) (Specialty Retail)	22,832	8,378,887
Honeywell International, Inc. (Industrial Conglomerates)	54,212	11,085,270
Hubbell, Inc. (Electrical Equipment)	40,640	7,611,466
Intel Corp. (Semiconductors & Semiconductor Equipment)	191,775	9,362,455
International Business Machines Corp. (IT Services)	171,810	22,948,662
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	127,412	5,850,759
Johnson & Johnson (Pharmaceuticals)	43,734	7,534,931
JPMorgan Chase & Co. (Banks)	97,743	14,524,610
KLA Corp. (Semiconductors & Semiconductor Equipment)	45,086	17,550,627
Lazard Ltd., Class A (Capital Markets)	212,216	9,261,106
Leggett & Platt, Inc. (Household Durables)	179,770	7,163,834
Lockheed Martin Corp. (Aerospace & Defense)	21,320	8,296,252
LyondellBasell Industries NV, Class A (Chemicals)	84,050	8,130,156
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)	139,826	6,833,297
McDonald's Corp. (Hotels, Restaurants & Leisure)	30,544	7,924,641
Medtronic plc (Health Care Equipment & Supplies)	169,867	17,579,536
Merck & Co., Inc. (Pharmaceuticals)	140,158	11,420,074
MetLife, Inc. (Insurance)	171,879	11,526,206
Microsoft Corp. (Software)	84,756	26,357,421
MSC Industrial Direct Co., Inc., Class A (Trading Companies & Distributors)	123,475	10,080,499
NextEra Energy, Inc. (Electric Utilities)	124,916	9,758,438
NiSource, Inc. (Multi-Utilities)	324,947	9,481,953
Omnicom Group, Inc. (Media)	88,625	6,678,780
PepsiCo, Inc. (Beverages)	37,186	6,452,515
Pfizer, Inc. (Pharmaceuticals)	114,394	6,027,420
Philip Morris International, Inc. (Tobacco)	99,499	10,233,472
PNC Financial Services Group, Inc. (The) (Banks)	46,486	9,575,651
Procter & Gamble Co. (The) (Household Products)	40,049	6,425,862
Raytheon Technologies Corp. (Aerospace & Defense)	128,959	11,630,812
Realty Income Corp. (Equity Real Estate Investment Trusts)	92,643	6,430,351
Target Corp. (Multiline Retail)	48,438	10,677,188
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	65,960	11,839,160
Travelers Cos., Inc. (The) (Insurance)	74,049	12,305,463
Truist Financial Corp. (Banks)	127,017	7,979,208
United Parcel Service, Inc., Class B (Air Freight & Logistics)	54,979	11,117,304
UnitedHealth Group, Inc. (Health Care Providers & Services)	19,076	9,014,745
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	24,216	6,710,254
Verizon Communications, Inc. (Diversified Telecommunication Services)	125,588	6,685,049
Walmart, Inc. (Food & Staples Retailing)	79,005	11,045,689
WEC Energy Group, Inc. (Multi-Utilities)	66,392	6,442,680
Welltower, Inc. (Equity Real Estate Investment Trusts)	75,678	6,555,985
WP Carey, Inc. (Equity Real Estate Investment Trusts)	78,971	6,128,150
		754,161,987
Total Common Stocks (Cost $943,315,644)		1,175,617,976

	Shares	Value
Short-Term Investments 1.4%
Affiliated Investment Company 0.8%
United States 0.8%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	9,696,347	$ 9,696,347
Unaffiliated Investment Company 0.6%
United States 0.6%
Wells Fargo Government Money Market Fund, 0.025% (b)(c)	6,436,695	6,436,695
Total Short-Term Investments (Cost $16,133,042)		16,133,042
Total Investments (Cost $959,448,686)	100.2%	1,191,751,018
Other Assets, Less Liabilities	(0.2)	(2,298,130)
Net Assets	100.0%	$ 1,189,452,888

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $6,298,053. The Fund received cash collateral with a value of $6,436,695.
(b)	Current yield as of January 31, 2022.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 5,931,194	$ —	$ 5,931,194
France	—	59,145,168	—	59,145,168
Germany	—	74,843,945	—	74,843,945
Italy	—	12,479,772	—	12,479,772
Japan	—	19,622,268	—	19,622,268
Norway	—	14,891,365	—	14,891,365
Republic of Korea	—	11,312,671	—	11,312,671
Spain	—	6,970,048	—	6,970,048
Switzerland	—	23,928,228	—	23,928,228
United Kingdom	49,424,677	37,284,327	—	86,709,004
All Other Countries	859,784,313	—	—	859,784,313
Total Common Stocks	909,208,990	266,408,986	—	1,175,617,976
Short-Term Investments
Affiliated Investment Company	9,696,347	—	—	9,696,347
Unaffiliated Investment Company	6,436,695	—	—	6,436,695
Total Short-Term Investments	16,133,042	—	—	16,133,042
Total Investments in Securities	$ 925,342,032	$ 266,408,986	$ —	$ 1,191,751,018

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch International Choice Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 97.4%
Finland 3.9%
Nordea Bank Abp (Banks)	881,174	$ 10,459,084
France 27.1%
AXA SA (Insurance)	380,910	12,056,067
Bureau Veritas SA (Professional Services)	212,694	6,091,363
Edenred (IT Services)	118,290	5,069,711
Pernod Ricard SA (Beverages)	26,738	5,709,440
Sanofi (Pharmaceuticals)	109,997	11,434,327
Sartorius Stedim Biotech (Life Sciences Tools & Services)	15,676	6,863,245
Schneider Electric SE (Electrical Equipment)	33,538	5,701,224
TotalEnergies SE (Oil, Gas & Consumable Fuels)	226,392	12,823,285
Ubisoft Entertainment SA (Entertainment) (a)	137,309	7,853,543
		73,602,205
Germany 2.8%
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	407,106	7,629,483
Japan 17.8%
Asahi Group Holdings Ltd. (Beverages)	138,800	5,672,873
Hoya Corp. (Health Care Equipment & Supplies)	51,100	6,617,116
Keyence Corp. (Electronic Equipment, Instruments & Components)	15,800	8,125,336
SoftBank Group Corp. (Wireless Telecommunication Services)	159,000	7,033,131
Sony Group Corp. (Household Durables)	114,300	12,769,396
Toyota Industries Corp. (Machinery)	104,700	8,181,059
		48,398,911
Netherlands 4.9%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	12,219	8,357,810
Koninklijke DSM NV (Chemicals)	26,698	5,028,275
		13,386,085
Republic of Korea 2.6%
Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	4,542	7,091,552
Spain 4.4%
Amadeus IT Group SA (IT Services) (a)	81,461	5,588,929
Industria de Diseno Textil SA (Specialty Retail)	214,106	6,469,121
		12,058,050
Switzerland 6.9%
ABB Ltd. (Registered) (Electrical Equipment)	168,316	5,817,499
Swiss Re AG (Insurance)	118,710	12,882,951
		18,700,450
Taiwan 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	60,663	7,439,104

	Shares	Value
Common Stocks
United Kingdom 22.1%
Coca-Cola Europacific Partners plc (Beverages)	184,380	$ 10,537,317
Compass Group plc (Hotels, Restaurants & Leisure)	469,973	10,667,966
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure) (a)	110,383	7,289,896
Linde plc (Chemicals)	28,669	9,136,237
Lloyds Banking Group plc (Banks)	10,439,637	7,268,239
Rentokil Initial plc (Commercial Services & Supplies)	1,242,813	8,690,292
Unilever plc (Personal Products)	127,450	6,479,647
		60,069,594
United States 2.2%
Ferguson plc (Trading Companies & Distributors)	37,462	5,897,050
Total Common Stocks (Cost $231,855,799)		264,731,568
Short-Term Investment 1.5%
Affiliated Investment Company 1.5%
United States 1.5%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	4,204,657	4,204,657
Total Short-Term Investment (Cost $4,204,657)		4,204,657
Total Investments (Cost $236,060,456)	98.9%	268,936,225
Other Assets, Less Liabilities	1.1	2,894,227
Net Assets	100.0%	$ 271,830,452

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2022.

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Finland	$ —	$ 10,459,084	$ —	$ 10,459,084
France	—	73,602,205	—	73,602,205
Germany	—	7,629,483	—	7,629,483
Japan	—	48,398,911	—	48,398,911
Netherlands	—	13,386,085	—	13,386,085
Republic of Korea	—	7,091,552	—	7,091,552
Spain	—	12,058,050	—	12,058,050
Switzerland	—	18,700,450	—	18,700,450
United Kingdom	19,673,554	40,396,040	—	60,069,594
United States	—	5,897,050	—	5,897,050
All Other Countries	7,439,104	—	—	7,439,104
Total Common Stocks	27,112,658	237,618,910	—	264,731,568
Short-Term Investment
Affiliated Investment Company	4,204,657	—	—	4,204,657
Total Investments in Securities	$ 31,317,315	$ 237,618,910	$ —	$ 268,936,225

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch U.S. Equity Yield Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.4%
Aerospace & Defense 2.6%
General Dynamics Corp.	35,408	$ 7,510,037
Lockheed Martin Corp.	24,172	9,406,050
Raytheon Technologies Corp.	129,714	11,698,906
		28,614,993
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	50,388	10,188,958
Banks 7.6%
Bank of America Corp.	438,856	20,248,816
JPMorgan Chase & Co.	134,641	20,007,653
PNC Financial Services Group, Inc. (The)	61,966	12,764,376
Truist Financial Corp.	296,661	18,636,244
U.S. Bancorp	220,097	12,807,444
		84,464,533
Beverages 3.1%
Coca-Cola Co. (The)	198,487	12,109,692
Coca-Cola Europacific Partners plc	176,698	10,098,290
PepsiCo, Inc.	67,411	11,697,157
		33,905,139
Biotechnology 3.4%
AbbVie, Inc.	173,633	23,768,621
Amgen, Inc.	60,261	13,687,684
		37,456,305
Capital Markets 3.8%
BlackRock, Inc.	17,704	14,569,330
CME Group, Inc.	38,812	8,907,354
Lazard Ltd., Class A	297,220	12,970,681
T. Rowe Price Group, Inc.	33,705	5,205,063
		41,652,428
Chemicals 5.0%
Dow, Inc.	200,530	11,977,657
Linde plc	28,146	8,969,567
LyondellBasell Industries NV, Class A	96,009	9,286,951
Nutrien Ltd.	239,013	16,683,107
PPG Industries, Inc.	50,249	7,848,894
		54,766,176
Commercial Services & Supplies 1.2%
Republic Services, Inc.	59,921	7,649,515
Waste Management, Inc.	39,493	5,941,327
		13,590,842
Communications Equipment 1.5%
Cisco Systems, Inc.	307,433	17,114,795

	Shares	Value
Common Stocks
Consumer Finance 1.2%
Ally Financial, Inc.	282,344	$ 13,473,456
Containers & Packaging 0.9%
Amcor plc	833,440	10,009,614
Diversified Telecommunication Services 1.6%
AT&T, Inc.	262,833	6,702,241
Verizon Communications, Inc.	203,934	10,855,407
		17,557,648
Electric Utilities 5.6%
Alliant Energy Corp.	107,244	6,419,626
American Electric Power Co., Inc.	128,693	11,633,847
Duke Energy Corp.	62,304	6,545,658
Entergy Corp.	126,650	14,155,670
Evergy, Inc.	138,566	9,001,247
Eversource Energy	86,136	7,708,311
NextEra Energy, Inc.	78,646	6,143,826
		61,608,185
Electrical Equipment 4.0%
Eaton Corp. plc	104,861	16,613,128
Emerson Electric Co.	212,983	19,583,787
Hubbell, Inc.	40,843	7,649,486
		43,846,401
Equity Real Estate Investment Trusts 4.1%
American Tower Corp.	29,620	7,449,430
Iron Mountain, Inc.	289,729	13,304,356
Realty Income Corp.	102,061	7,084,054
Welltower, Inc.	73,618	6,377,527
WP Carey, Inc.	140,949	10,937,642
		45,153,009
Food & Staples Retailing 1.4%
Walmart, Inc.	107,585	15,041,459
Health Care Equipment & Supplies 1.3%
Medtronic plc	142,311	14,727,765
Health Care Providers & Services 2.8%
CVS Health Corp.	121,543	12,945,545
UnitedHealth Group, Inc.	39,153	18,502,533
		31,448,078
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp.	45,281	11,748,156

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Vail Resorts, Inc.	21,851	$ 6,054,912
		17,803,068
Household Durables 0.5%
Leggett & Platt, Inc.	151,844	6,050,983
Household Products 2.9%
Colgate-Palmolive Co.	70,134	5,782,549
Kimberly-Clark Corp.	61,963	8,529,207
Procter & Gamble Co. (The)	107,925	17,316,566
		31,628,322
Industrial Conglomerates 1.0%
Honeywell International, Inc.	54,814	11,208,367
Insurance 5.2%
Arthur J. Gallagher & Co.	113,372	17,905,974
Marsh & McLennan Cos., Inc.	51,069	7,846,241
MetLife, Inc.	332,627	22,305,966
Travelers Cos., Inc. (The)	59,921	9,957,672
		58,015,853
IT Services 2.4%
Automatic Data Processing, Inc.	28,939	5,966,354
International Business Machines Corp.	106,535	14,229,880
Paychex, Inc.	55,154	6,494,935
		26,691,169
Leisure Products 1.1%
Hasbro, Inc.	132,167	12,222,804
Machinery 0.7%
Cummins, Inc.	34,046	7,520,080
Media 2.3%
Comcast Corp., Class A	339,720	16,982,603
Omnicom Group, Inc.	114,061	8,595,637
		25,578,240
Multiline Retail 1.0%
Target Corp.	50,047	11,031,860
Multi-Utilities 3.3%
Ameren Corp.	104,180	9,244,933
CMS Energy Corp.	87,498	5,633,121
Dominion Energy, Inc.	86,817	7,002,659
NiSource, Inc.	224,702	6,556,805

	Shares	Value
Common Stocks
Multi-Utilities
WEC Energy Group, Inc.	83,753	$ 8,127,391
		36,564,909
Oil, Gas & Consumable Fuels 4.4%
Chevron Corp.	152,831	20,071,295
Enterprise Products Partners LP	567,543	13,416,717
Magellan Midstream Partners LP	161,377	7,886,494
TotalEnergies SE, Sponsored ADR	120,413	6,839,458
		48,213,964
Pharmaceuticals 6.1%
Eli Lilly and Co.	56,251	13,803,433
Johnson & Johnson	118,479	20,412,747
Merck & Co., Inc.	262,905	21,421,499
Pfizer, Inc.	213,807	11,265,491
		66,903,170
Semiconductors & Semiconductor Equipment 6.4%
Analog Devices, Inc.	105,201	17,249,808
Broadcom, Inc.	39,493	23,138,159
Intel Corp.	121,543	5,933,729
KLA Corp.	38,909	15,146,107
Texas Instruments, Inc.	54,133	9,716,332
		71,184,135
Software 1.4%
Microsoft Corp.	49,690	15,452,596
Specialty Retail 1.5%
Home Depot, Inc. (The)	45,281	16,617,221
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	69,473	12,142,491
Textiles, Apparel & Luxury Goods 0.5%
Hanesbrands, Inc.	345,071	5,555,643
Tobacco 2.9%
Altria Group, Inc.	210,062	10,687,954
British American Tobacco plc, Sponsored ADR	188,273	8,090,091
Philip Morris International, Inc.	125,969	12,955,912
		31,733,957
Trading Companies & Distributors 1.1%
MSC Industrial Direct Co., Inc., Class A	146,092	11,926,951
Total Common Stocks (Cost $801,761,215)		1,098,665,567

	Shares	Value
Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 0.01% (a)	5,670,222	$ 5,670,222
Total Short-Term Investment (Cost $5,670,222)		5,670,222
Total Investments (Cost $807,431,437)	99.9%	1,104,335,789
Other Assets, Less Liabilities	0.1	758,470
Net Assets	100.0%	$ 1,105,094,259

†	Percentages indicated are based on Fund net assets.
(a)	Current yield as of January 31, 2022.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,098,665,567	$ —	$ —	$ 1,098,665,567
Short-Term Investment
Affiliated Investment Company	5,670,222	—	—	5,670,222
Total Investments in Securities	$ 1,104,335,789	$ —	$ —	$ 1,104,335,789

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Equity Allocation Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 96.3%
Equity Funds 96.3%
IQ 50 Percent Hedged FTSE International ETF	386,612	$ 9,340,391
IQ 500 International ETF (a)	583,459	18,953,841
IQ Candriam ESG International Equity ETF (a)	648,200	18,625,638
IQ Candriam ESG U.S. Equity ETF (a)	1,022,806	39,962,258
IQ Chaikin U.S. Large Cap ETF (a)	961,283	32,914,330
IQ Chaikin U.S. Small Cap ETF (a)	777,743	26,742,460
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,010,720	24,025,486
MainStay Epoch Capital Growth Fund Class I	132,460	1,617,309
MainStay Epoch International Choice Fund Class I (a)	394,787	15,478,651
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	1,794,448	36,093,338
MainStay MacKay International Equity Fund Class R6 (a)	813,764	15,005,161
MainStay MacKay S&P 500 Index Fund Class I (a)	440,137	25,190,221
MainStay Winslow Large Cap Growth Fund Class R6	3,090,888	37,493,706
MainStay WMC Enduring Capital Fund Class R6 (a)	977,812	32,272,009
MainStay WMC Growth Fund Class R6 (a)	885,734	36,667,268
MainStay WMC International Research Equity Fund Class I (a)	2,025,169	15,489,504
MainStay WMC Small Companies Fund Class I (a)	1,134,510	27,670,933
MainStay WMC Value Fund Class R6 (a)	1,148,758	36,168,300
Total Affiliated Investment Companies (Cost $371,531,758)		449,710,804
Short-Term Investment 3.8%
Affiliated Investment Company 3.8%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	17,664,240	17,664,240
Total Short-Term Investment (Cost $17,664,240)	3.8%	17,664,240
Total Investments (Cost $389,195,998)	100.1%	467,375,044
Other Assets, Less Liabilities	(0.1)	(344,420)
Net Assets	100.0%	$ 467,030,624

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2022, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2022.

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF plus 0.45%	12/2/22	Daily	7,016	$ —
Citibank NA	iShares MSCI EAFE Small-Cap ETF	1 day FEDF plus 0.60%	12/2/22	Daily	4,570	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.35%	12/2/22	Daily	(9,713)	—
Citibank NA	iShares Semiconductor ETF	1 day FEDF plus 0.35%	12/2/22	Daily	1,476	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF plus 0.06%	12/2/22	Daily	(17,071)	—
Citibank NA	Russell 1000 Value Total Return Index	1 day FEDF plus 0.60%	12/2/22	Daily	6,390	—
Citibank NA	Russell Midcap Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	8,204	—
Citibank NA	S&P 500 Financials Sector	1 day FEDF plus 0.25%	12/2/22	Daily	(2,331)	—
Citibank NA	S&P 500 Industrials Sector	1 day FEDF plus 0.20%	12/2/22	Daily	(1,415)	—
Citibank NA	S&P SmallCap 600 Index	1 day FEDF plus 0.40%	12/2/22	Daily	5,969	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF minus 0.30%	12/2/22	Daily	3,321	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/2/22	Daily	2,446	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF plus 0.45%	12/2/22	Daily	9,350	—
						$ —

1.	As of January 31, 2022, cash in the amount $727,888 was pledged from brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2022.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 449,710,804	$ —	$ —	$ 449,710,804
Short-Term Investment
Affiliated Investment Company	17,664,240	—	—	17,664,240
Total Investments in Securities	$ 467,375,044	$ —	$ —	$ 467,375,044

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Floating Rate Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 91.6%
Asset-Backed Securities 2.1%
Other Asset-Backed Securities 2.1%
AIMCO CLO 16 Ltd. (a)(b)
Series 2021-16A, Class B
1.895% (3 Month LIBOR + 1.65%), due 1/17/35	$ 2,500,000	$ 2,501,880
Series 2021-16A, Class E
6.445% (3 Month LIBOR + 6.20%), due 1/17/35	2,500,000	2,479,748
Bain Capital Credit CLO Ltd. (a)(b)
Series 2021-6A, Class B
1.873% (3 Month LIBOR + 1.65%), due 10/21/34	2,500,000	2,500,395
Series 2021-6A, Class E
6.723% (3 Month LIBOR + 6.50%), due 10/21/34	2,500,000	2,487,520
Carlyle US CLO Ltd. (a)(b)
Series 2021-5A, Class B
1.854% (3 Month LIBOR + 1.60%), due 7/20/34	2,500,000	2,500,720
Series 2021-5A, Class E
6.504% (3 Month LIBOR + 6.25%), due 7/20/34	2,500,000	2,493,040
Dryden 87 CLO Ltd. (a)(b)
Series 2021-87A, Class B
1.71% (3 Month LIBOR + 1.55%), due 5/20/34	2,500,000	2,494,752
Series 2021-87A, Class E
6.31% (3 Month LIBOR + 6.15%), due 5/20/34	2,500,000	2,489,585
Elmwood CLO XII Ltd. (a)(b)
Series 2021-5A, Class B
1.821% (3 Month LIBOR + 1.70%), due 1/20/35	2,500,000	2,506,217
Series 2021-5A, Class E
6.471% (3 Month LIBOR + 6.35%), due 1/20/35	2,500,000	2,498,575
Magnetite XXXI Ltd. (a)(b)
Series 2021-31A, Class B
1.891% (3 Month LIBOR + 1.65%), due 7/15/34	2,500,000	2,503,972
Series 2021-31A, Class E
6.241% (3 Month LIBOR + 6.00%), due 7/15/34	2,500,000	2,494,698
Neuberger Berman Loan Advisers CLO 43 Ltd. (a)(b)
Series 2021-43A, Class C
2.191% (3 Month LIBOR + 1.95%), due 7/17/35	2,500,000	2,496,235
Series 2021-43A, Class E
6.241% (3 Month LIBOR + 6.00%), due 7/17/35	2,500,000	2,492,963
Octagon Investment Partners 51 Ltd. (a)(b)
Series 2021-1A, Class B
1.954% (3 Month LIBOR + 1.70%), due 7/20/34	2,500,000	2,502,175
Series 2021-1A, Class E
7.004% (3 Month LIBOR + 6.75%), due 7/20/34	2,500,000	2,464,658
Palmer Square CLO Ltd. (a)(b)
Series 2021-4A, Class B
1.786% (3 Month LIBOR + 1.65%), due 10/15/34	2,500,000	2,503,077
Series 2021-4A, Class E
6.186% (3 Month LIBOR + 6.05%), due 10/15/34	2,500,000	2,473,415

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Rockland Park CLO Ltd. (a)(b)
Series 2021-1A, Class B
1.904% (3 Month LIBOR + 1.65%), due 4/20/34	$ 2,500,000	$ 2,502,115
Series 2021-1A, Class E
6.504% (3 Month LIBOR + 6.25%), due 4/20/34	2,500,000	2,498,220
Total Asset-Backed Securities (Cost $50,000,000)		49,883,960
Corporate Bonds 2.7%
Aerospace & Defense 0.1%
Howmet Aerospace, Inc.
6.875%, due 5/1/25	500,000	553,125
Spirit AeroSystems, Inc.
7.50%, due 4/15/25 (a)	2,100,000	2,178,099
		2,731,224
Airlines 0.1%
United Airlines, Inc. (a)
4.375%, due 4/15/26	800,000	794,080
4.625%, due 4/15/29	2,400,000	2,374,728
		3,168,808
Auto Manufacturers 0.1%
Ford Motor Co.
9.00%, due 4/22/25	1,400,000	1,654,199
Building Materials 0.2%
JELD-WEN, Inc. (a)
4.625%, due 12/15/25	590,000	586,206
4.875%, due 12/15/27	780,000	778,050
Koppers, Inc.
6.00%, due 2/15/25 (a)	2,000,000	2,005,000
		3,369,256
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
5.25%, due 9/30/28 (a)	730,000	717,225
Kraton Polymers LLC
4.25%, due 12/15/25 (a)	800,000	824,000
SCIL IV LLC
5.375%, due 11/1/26 (a)	660,000	661,650
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	700,000	675,500
		2,878,375

	Principal Amount	Value
Corporate Bonds
Commercial Services 0.2%
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	$ 850,000	$ 874,625
PECF USS Intermediate Holding III Corp.
8.00%, due 11/15/29 (a)	420,000	424,200
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	996,065
Sotheby's
5.875%, due 6/1/29 (a)	2,100,000	2,126,250
Team Health Holdings, Inc.
6.375%, due 2/1/25 (a)	1,000,000	900,000
		5,321,140
Distribution & Wholesale 0.0% ‡
IAA, Inc.
5.50%, due 6/15/27 (a)	500,000	513,130
KAR Auction Services, Inc.
5.125%, due 6/1/25 (a)	400,000	400,000
		913,130
Electric 0.1%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,511,850
Entertainment 0.1%
Caesars Resort Collection LLC
5.75%, due 7/1/25 (a)	500,000	514,850
Scientific Games International, Inc.
7.00%, due 5/15/28 (a)	1,350,000	1,417,838
		1,932,688
Environmental Control 0.3%
GFL Environmental, Inc. (a)
3.75%, due 8/1/25	2,000,000	2,000,000
4.25%, due 6/1/25	1,200,000	1,212,000
4.75%, due 6/15/29	4,000,000	3,880,000
		7,092,000
Food 0.1%
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	246,660
U.S. Foods, Inc.
6.25%, due 4/15/25 (a)	1,200,000	1,240,392
		1,487,052
Healthcare-Products 0.0% ‡
Mozart Debt Merger Sub, Inc.
5.25%, due 10/1/29 (a)	470,000	457,075

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.0% ‡
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	$ 240,000	$ 236,400
Insurance 0.1%
GTCR AP Finance, Inc.
8.00%, due 5/15/27 (a)	900,000	913,500
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	630,000	654,171
Lodging 0.1%
Boyd Gaming Corp.
4.75%, due 12/1/27	600,000	596,958
8.625%, due 6/1/25 (a)	1,000,000	1,060,900
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (a)	1,000,000	1,024,370
		2,682,228
Machinery-Diversified 0.0% ‡
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	430,000	415,307
Media 0.1%
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	730,000	702,756
Univision Communications, Inc.
6.625%, due 6/1/27 (a)	1,400,000	1,476,811
		2,179,567
Oil & Gas Services 0.0% ‡
USA Compression Partners LP
6.875%, due 4/1/26	640,000	649,843
Packaging & Containers 0.1%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	1,600,000	1,524,000
Ardagh Packaging Finance plc
5.25%, due 4/30/25 (a)	1,000,000	1,022,680
		2,546,680
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	700,000	705,488
Organon & Co.
5.125%, due 4/30/31 (a)	1,400,000	1,400,000
		2,105,488

	Principal Amount	Value
Corporate Bonds
Real Estate 0.1%
Realogy Group LLC (a)
5.75%, due 1/15/29	$ 1,670,000	$ 1,640,441
7.625%, due 6/15/25	560,000	594,048
		2,234,489
Real Estate Investment Trusts 0.1%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	650,000	649,025
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	295,441
		944,466
Retail 0.3%
1011778 B.C. Unlimited Liability Co.
4.00%, due 10/15/30 (a)	3,120,000	2,888,090
IRB Holding Corp.
7.00%, due 6/15/25 (a)	580,000	604,650
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	2,000,000	1,906,090
Michaels Cos., Inc. (The) (a)
5.25%, due 5/1/28	1,050,000	1,011,077
7.875%, due 5/1/29	1,400,000	1,281,000
		7,690,907
Software 0.1%
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	700,000	667,765
4.875%, due 7/1/29	700,000	666,750
		1,334,515
Telecommunications 0.2%
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	560,000	576,632
LogMeIn, Inc.
5.50%, due 9/1/27 (a)	2,200,000	2,139,500
Lumen Technologies, Inc.
4.50%, due 1/15/29 (a)	1,330,000	1,218,785
Telesat Canada
4.875%, due 6/1/27 (a)	900,000	725,238
		4,660,155
Total Corporate Bonds (Cost $62,148,246)		61,764,513
Loan Assignments 86.8%
Aerospace & Defense 2.3%
AI Convoy (Luxembourg) SARL
USD Facility Term Loan B
4.50% (6 Month LIBOR + 3.50%), due 1/18/27 (b)	1,592,143	1,593,565

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
Arcline FM Holdings LLC
First Lien Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 6/23/28 (b)	$ 7,224,750	$ 7,206,688
Asplundh Tree Expert LLC
Amendment No. 1 Term Loan
1.855% (1 Month LIBOR + 1.75%), due 9/7/27 (b)	3,836,029	3,811,367
Cobham Ultra U.S. Co-borrower LLC
Term Loan
TBD, due 11/17/28	5,400,000	5,390,998
Dynasty Acquisition Co., Inc. (b)
2020 Term Loan B1
3.724% (3 Month LIBOR + 3.50%), due 4/6/26	1,803,587	1,760,108
2020 Term Loan B2
3.724% (3 Month LIBOR + 3.50%), due 4/6/26	969,671	946,295
Kestrel Bidco, Inc.
Term Loan
4.00% (3 Month LIBOR + 3.00%), due 12/11/26 (b)	6,197,126	6,034,452
Russell Investments U.S. Institutional Holdco, Inc.
2025 Term Loan
4.50% (3 Month LIBOR + 3.50%), due 5/30/25 (b)	7,548,133	7,541,393
SkyMiles IP Ltd.
Initial Term Loan
4.75% (3 Month LIBOR + 3.75%), due 10/20/27 (b)	1,814,286	1,914,071
Spirit Aerosystems, Inc.
2021 Refinancing Term Loan
4.25 (1 Month LIBOR + 3.75%), due 1/15/25 (b)	498,750	499,997
TransDigm, Inc. (b)
Tranche Refinancing Term Loan G
2.355% (1 Month LIBOR + 2.25%), due 8/22/24	1,989,848	1,970,855
Tranche Refinancing Term Loan E
2.355% (1 Month LIBOR + 2.25%), due 5/30/25	962,850	952,346
Tranche Refinancing Term Loan F
2.355% (1 Month LIBOR + 2.25%), due 12/9/25	8,322,411	8,229,824
United AirLines, Inc.
Term Loan B
4.50% (3 Month LIBOR + 3.75%), due 4/21/28 (b)	4,168,500	4,167,200
		52,019,159
Animal Food 0.2%
Alltech, Inc.
Term Loan B
4.50% (1 Month LIBOR + 4.00%), due 10/13/28 (b)	4,133,333	4,133,333
Automobile 1.9%
American Auto Auction Group LLC
Term Loan B
TBD, due 1/1/28	6,000,000	5,955,000

	Principal Amount	Value
Loan Assignments
Automobile
American Axle & Manufacturing, Inc.
Tranche Term Loan B
3.00% (1 Month LIBOR + 2.25%), due 4/6/24 (b)	$ 1,443,667	$ 1,438,434
Autokiniton U.S. Holdings, Inc.
Closing Date Term Loan B
5.00% (3 Month LIBOR + 4.50%), due 4/6/28 (b)	7,144,100	7,147,672
Belron Finance 2019 LLC
Dollar Second Incremental Loan
2.563% (3 Month LIBOR + 2.25%), due 10/30/26 (b)	1,225,000	1,221,172
Belron Group SA
Dollar Third Incremental Loan
3.25% (3 Month LIBOR + 2.75%), due 4/13/28 (b)	6,395,597	6,386,272
Chassix, Inc.
Initial Term Loan
6.50 (3 Month LIBOR + 5.50%), due 11/15/23 (b)	3,527,583	3,159,391
Clarios Global LP
First Lien Amendment No. 1 Dollar Term Loan
3.355% (1 Month LIBOR + 3.25%), due 4/30/26 (b)	8,145,827	8,101,025
KAR Auction Services, Inc.
Tranche Term Loan B6
2.375% (1 Month LIBOR + 2.25%), due 9/19/26 (b)	730,675	719,715
Wand Newco 3, Inc.
First Lien Tranche Term Loan B1
3.175% (3 Month LIBOR + 3.00%), due 2/5/26 (b)	9,184,664	9,038,692
		43,167,373
Banking 1.2%
Apollo Commercial Real Estate Finance, Inc. (b)
Initial Term Loan
2.855% (1 Month LIBOR + 2.75%), due 5/15/26	1,462,500	1,436,906
Term Loan B1
4.00% (1 Month LIBOR + 3.50%), due 3/11/28	2,977,500	2,947,725
Broadstreet Partners, Inc.
2020 Initial Term Loan
3.105% (1 Month LIBOR + 3.00%), due 1/27/27 (b)	5,297,215	5,236,297
Brookfield Property REIT, Inc.
Initial Term Loan B
2.605% (1 Month LIBOR + 2.50%), due 8/27/25 (b)	1,314,327	1,295,525
Edelman Financial Engines Center LLC (The)
First Lien 2021 Initial Term Loan
4.25% (1 Month LIBOR + 3.50%), due 4/7/28 (b)	7,698,315	7,674,258
Greenhill & Co., Inc.
New Term Loan
3.355% (1 Month LIBOR + 3.25%), due 4/12/24 (b)(c)	1,299,454	1,296,205
Jane Street Group LLC
Dollar Term Loan
2.855% (1 Month LIBOR + 2.75%), due 1/26/28 (b)	6,830,010	6,742,927
		26,629,843

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco 2.4%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
3.855% (1 Month LIBOR + 3.75%), due 10/1/25 (b)	$ 6,294,778	$ 5,917,091
American Seafoods Group LLC
First Lien Tranche Term Loan B
3.75% (1 Month LIBOR + 2.75%), due 8/21/23 (b)	1,043,234	1,038,018
Arctic Glacier Group Holdings, Inc.
Specified Refinancing Term Loan
4.50% (3 Month LIBOR + 3.50%), due 3/20/24 (b)(c)	961,552	900,493
B&G Foods, Inc.
Tranche Term Loan B4
2.605% (1 Month LIBOR + 2.50%), due 10/10/26 (b)	825,833	824,973
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
3.50% (2 Month LIBOR + 3.00%), due 12/8/28 (b)	4,840,000	4,840,000
City Brewing Co. LLC
First Lien Closing Date Term Loan
4.25% (3 Month LIBOR + 3.50%), due 4/5/28 (b)	1,790,500	1,700,975
Froneri International Ltd.
First Lien Facility Term Loan B2
2.355% (1 Month LIBOR + 2.25%), due 1/29/27 (b)	2,969,775	2,928,198
H-Food Holdings LLC
Initial Term Loan
3.793% (1 Month LIBOR + 3.69%), due 5/23/25 (b)	6,572,389	6,525,443
JBS USA Lux SA
New Term Loan
2.105% (1 Month LIBOR + 2.00%), due 5/1/26 (b)	7,577,170	7,552,544
Naked Juice LLC
First Lien Initial Term Loan
TBD, due 1/24/29	6,303,030	6,290,424
First Lien Delayed Draw Term Loan
TBD, due 1/24/29 (c)	363,636	362,909
Second Lien Initial Term Loan
6.171% (3 Month SOFR + 6.00%), due 1/24/30 (b)	1,400,000	1,405,250
Sotheby's
2021 Second Refinancing Term Loan
5.00% (3 Month LIBOR + 4.50%), due 1/15/27 (b)	2,279,703	2,285,402
Sunshine Investments BV
Facility Term Loan B3
2.908% (3 Month LIBOR + 2.75%), due 3/28/25 (b)	6,214,899	6,152,750
U.S. Foods, Inc.
Incremental Term Loan B
2.854% (1 Month LIBOR + 2.75%), due 11/22/28 (b)	1,960,000	1,955,406
United Natural Foods, Inc.
Initial Term Loan
3.355% (1 Month LIBOR + 3.25%), due 10/22/25 (b)	5,840,202	5,840,202
		56,520,078

	Principal Amount	Value
Loan Assignments
Broadcasting & Entertainment 2.2%
Altice France SA
USD Incremental Term Loan B13
4.106% (1 Month LIBOR + 4.00%), due 8/14/26 (b)	$ 6,964,473	$ 6,930,897
Charter Communications Operating LLC
Term Loan B1
1.86% (1 Month LIBOR + 1.75%), due 4/30/25 (b)	9,600,000	9,569,453
Clear Channel Outdoor Holdings, Inc.
Term Loan B 3.605%-3.799%
(1 Month LIBOR + 3.50%, 3 Month LIBOR + 3.50%), due 8/21/26 (b)	4,221,875	4,159,505
Diamond Sports Group LLC
Term Loan
3.36% (1 Month LIBOR + 3.25%), due 8/24/26 (b)	2,927,588	1,149,078
Gray Television, Inc.
Term Loan C
2.602% (1 Month LIBOR + 2.50%), due 1/2/26 (b)	3,011,963	2,996,903
Nexstar Media, Inc.
Term Loan B4
2.602% (1 Month LIBOR + 2.50%), due 9/18/26 (b)	5,480,394	5,465,838
Numericable U.S. LLC (b)
USD Term Loan B11
3.50% (3 Month LIBOR + 2.75%), due 7/31/25	432,454	426,373
USD Term Loan B12
3.927% (3 Month LIBOR + 3.69%), due 1/31/26	3,829,976	3,802,209
Terrier Media Buyer, Inc.
First Lien 2021 Term Loan B
3.605% (1 Month LIBOR + 3.50%), due 12/17/26 (b)	8,066,037	8,005,542
Univision Communications, Inc.
Term Loan B
TBD, due 5/5/28	4,520,000	4,509,830
First Lien 2017 Replacement Repriced Term Loan
3.75% (1 Month LIBOR + 2.75%), due 3/15/24 (b)	4,966,237	4,956,304
		51,971,932
Buildings & Real Estate 2.4%
Allspring Buyer LLC
Initial Term Loan
3.75% (3 Month LIBOR + 3.25%), due 11/1/28 (b)	5,725,806	5,723,762
Beacon Roofing Supply, Inc.
2028 Term Loan
2.355% (1 Month LIBOR + 2.25%), due 5/19/28 (b)	3,482,500	3,462,075
Core & Main LP
Tranche Term Loan B
2.608% (1 Month LIBOR + 2.50%), due 7/27/28 (b)	7,457,899	7,423,719
Cornerstone Building Brands, Inc.
Tranche Term Loan B
3.75% (1 Month LIBOR + 3.25%), due 4/12/28 (b)	8,566,904	8,534,778

	Principal Amount	Value
Loan Assignments
Buildings & Real Estate
Cushman & Wakefield U.S. Borrower LLC
Replacement Term Loan
2.855% (1 Month LIBOR + 2.75%), due 8/21/25 (b)	$ 6,858,148	$ 6,832,430
SRS Distribution, Inc. (b)
2021 Refinancing Term Loan 4.25%-4.269%
(3 Month LIBOR + 3.75%), due 6/2/28	8,064,488	8,047,205
Term Loan
4.00% (1 Month SOFR + 3.50%), due 6/2/28	1,400,000	1,397,666
VC GB Holdings I Corp.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.50%), due 7/21/28 (b)	4,250,000	4,215,469
Wilsonart LLC
Tranche Term Loan E
4.50% (3 Month LIBOR + 3.50%), due 12/31/26 (b)	8,812,507	8,783,867
		54,420,971
Cargo Transport 0.2%
Genesee & Wyoming, Inc.
Initial Term Loan
2.224% (3 Month LIBOR + 2.00%), due 12/30/26 (b)	4,932,348	4,906,824
Chemicals 0.4%
ASP Unifrax Holdings, Inc.
First Lien USD Term Loan
3.974% (3 Month LIBOR + 3.75%), due 12/12/25 (b)	3,000,000	2,969,064
Herens Holdco SARL
USD Additional Facility Term Loan B
4.75% (2 Month LIBOR + 4.00%), due 7/3/28 (b)	1,150,000	1,148,243
Ineos U.S. Finance LLC
2028 Dollar Term Loan
3.00% (1 Month LIBOR + 2.50%), due 11/8/28 (b)	$ 1,866,667	1,857,333
LSF11 A5 Holdco LLC
Term Loan
4.25% (3 Month LIBOR + 3.75%), due 10/15/28 (b)	3,333,333	3,334,524
		9,309,164
Chemicals, Plastics & Rubber 3.6%
Alpha 3 BV
Initial Dollar Term Loan
3.00% (1 Month LIBOR + 2.50%), due 3/18/28 (b)	4,075,520	4,066,061
Aruba Investments Holdings LLC
First Lien Initial Dollar Term Loan
4.50% (3 Month LIBOR + 3.75%), due 11/24/27 (b)	1,308,043	1,308,043
Cabot Microelectronics Corp.
Term Loan B1
2.125% (1 Month LIBOR + 2.00%), due 11/17/25 (b)	1,820,099	1,816,307

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Diamond (BC) BV
Amendment No. 3 Refinancing Term Loan
3.50% (1 Month LIBOR + 3.00%), due 9/29/28 (b)	$ 5,000,000	$ 4,981,250
Flex Acquisition Co., Inc.
2021 Specified Refinancing Term Loan
4.00% (3 Month LIBOR + 3.50%), due 3/2/28 (b)	4,587,631	4,575,015
Herens Holdco SARL
USD Facility Term Loan B
4.75% (6 Month LIBOR + 4.00%), due 7/3/28 (b)	3,482,500	3,477,179
INEOS Styrolution Group GmbH
2026 Tranche Dollar Term Loan B
3.25% (1 Month LIBOR + 2.75%), due 1/29/26 (b)	$ 3,542,200	3,532,459
Ineos U.S. Finance LLC
2024 New Dollar Term Loan B
2.104% (1 Month LIBOR + 2.00%), due 4/1/24 (b)	2,381,772	2,369,268
Innophos Holdings, Inc.
Initial Term Loan
3.855% (1 Month LIBOR + 3.75%), due 2/5/27 (b)	5,433,513	5,413,137
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
4.00% (1 Month LIBOR + 3.50%), due 5/5/28 (b)	8,457,500	8,453,973
Minerals Technologies, Inc.
New Term Loan B1
3.00% (1 Month LIBOR + 2.25%), due 2/14/24 (b)(c)	1,183,342	1,180,383
Nouryon Finance BV
Initial Dollar Term Loan 3.102%-3.105%
(1 Month LIBOR + 3.00%), due 10/1/25 (b)	5,538,797	5,497,256
Olympus Water U.S. Holding Corp.
Initial Dollar Term Loan
4.25% (3 Month LIBOR + 3.75%), due 11/9/28 (b)	6,750,000	6,740,510
Oxea Holding Vier GmbH
Tranche Term Loan B2
3.375% (1 Month LIBOR + 3.25%), due 10/14/24 (b)	5,004,387	4,987,708
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
4.75% (3 Month LIBOR + 4.00%), due 3/16/27 (b)	7,920,929	7,853,601
Sparta U.S. HoldCo LLC
First Lien Initial Term Loan
4.25% (3 Month LIBOR + 3.50%), due 8/2/28 (b)	2,100,000	2,097,375
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
3.75% (1 Month LIBOR + 3.25%), due 3/3/28 (b)	7,945,639	7,889,360
Tronox Finance LLC
First Lien Refinancing Term Loan 2.355%-2.474%
(1 Month LIBOR + 2.25%, 3 Month LIBOR + 2.25%), due 3/10/28 (b)	2,635,346	2,616,522
Venator Finance SARL
Initial Term Loan
3.105% (1 Month LIBOR + 3.00%), due 8/8/24 (b)	1,395,636	1,379,353

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
W. R. Grace Holdings LLC
Initial Term Loan
4.25% (3 Month LIBOR + 3.75%), due 9/22/28 (b)	$ 3,500,000	$ 3,500,875
		83,735,635
Commercial Services 0.6%
ADMI Corp.
Amendment No.4 Refinancing Term Loan
3.875% (1 Month LIBOR + 3.38%), due 12/23/27 (b)	2,481,250	2,461,755
MHI Holdings LLC
Initial Term Loan
5.105% (1 Month LIBOR + 5.00%), due 9/21/26 (b)	2,767,215	2,768,368
Prime Security Services Borrower LLC
First Lien 2021 Refinancing Term Loan B1
3.50% (3 Month LIBOR + 2.75%), due 9/23/26 (b)	8,821,284	8,795,923
		14,026,046
Consumer Durables 0.2%
SWF Holdings I Corp.
First Lien Initial Term Loan
4.75% (1 Month LIBOR + 4.00%), due 10/6/28 (b)	4,900,000	4,867,846
Containers, Packaging & Glass 2.6%
Alliance Laundry Systems LLC
Initial Term Loan B
4.25% (3 Month LIBOR + 3.50%), due 10/8/27 (b)	6,714,894	6,712,497
Altium Packaging LLC
First Lien 2021 Term Loan
3.25% (1 Month LIBOR + 2.75%), due 2/3/28 (b)	3,061,968	3,029,912
Anchor Glass Container Corp.
First Lien July 2017 Additional Term Loan
3.75% (3 Month LIBOR + 2.75%), due 12/7/23 (b)	2,646,269	2,287,919
Berlin Packaging LLC (b)
Tranche Initial Term Loan B4
3.75% (3 Month LIBOR + 3.25%), due 3/11/28	3,970,050	3,944,245
Tranche Term Loan B5
4.25% (1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 3/11/28	1,077,300	1,074,831
Berry Global, Inc.
Term Loan Z
1.854% (1 Month LIBOR + 1.75%), due 7/1/26 (b)	3,300,749	3,262,490
Charter Next Generation, Inc.
First Lien 2021 Initial Term Loan
4.50% (1 Month LIBOR + 3.75%), due 12/1/27 (b)	3,581,532	3,582,649
Clearwater Paper Corp.
Initial Term Loan
3.125% (1 Month LIBOR + 3.00%), due 7/26/26 (b)	416,667	415,625

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Graham Packaging Co., Inc.
2021 Initial Term Loan
3.75% (1 Month LIBOR + 3.00%), due 8/4/27 (b)	$ 7,514,823	$ 7,487,499
Mauser Packaging Solutions Holding Co.
Initial Term Loan
3.354% (1 Month LIBOR + 3.25%), due 4/3/24 (b)	4,755,510	4,703,495
Pactiv Evergreen, Inc.
Tranche B3 U.S. Term Loan
4.00% (1 Month LIBOR + 3.50%), due 9/24/28 (b)	997,500	995,145
Pretium PKG Holdings, Inc. (b)
First Lien Initial Term Loan
4.50% (3 Month LIBOR + 4.00%), due 10/2/28	3,680,000	3,676,714
Second Lien Initial Term Loan
7.25% (3 Month LIBOR + 6.75%), due 10/1/29	1,750,000	1,752,917
Reynolds Consumer Products LLC
Initial Term Loan
1.855% (1 Month LIBOR + 1.75%), due 2/4/27 (b)	2,153,220	2,136,263
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
5.00% (3 Month LIBOR + 4.25%), due 7/7/28 (b)	5,000,000	5,000,000
Tank Holding Corp. (b)
First Lien 2020 Refinancing Term Loan
3.355 (1 Month LIBOR + 3.25%), due 3/26/26	4,403,993	4,370,963
First Lien 2020 Incremental Term Loan
5.75% (1 Month LIBOR + 5.00%), due 3/26/26 (c)	817,717	818,058
Trident TPI Holdings, Inc. (b)
Tranche Delayed Draw Term Loan B3 4.00%-4.50%
(3 Month LIBOR + 4.00%), due 9/15/28 (c)	188,334	188,468
Tranche Term Loan B1
4.25% (3 Month LIBOR + 3.25%), due 10/17/24	1,996,350	1,993,023
Tranche Initial Term Loan B3
4.50% (3 Month LIBOR + 4.00%), due 9/15/28	3,294,671	3,297,023
		60,729,736
Diversified/Conglomerate Manufacturing 2.3%
Allied Universal Holdco LLC
Initial U.S. Dollar Term Loan
4.25% (3 Month LIBOR + 3.75%), due 5/12/28 (b)	8,121,212	8,096,848
Bright Bidco BV
2018 Refinancing Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 6/30/24 (b)	2,848,153	2,182,101
EWT Holdings III Corp.
Initial Term Loan
2.625% (1 Month LIBOR + 2.50%), due 4/1/28 (b)	4,701,375	4,671,991
Filtration Group Corp.
Initial Dollar Term Loan
3.105% (1 Month LIBOR + 3.00%), due 3/31/25 (b)	5,844,302	5,818,125

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing
Gardner Denver, Inc.
2020 GDI Tranche Dollar Term Loan B2
1.855% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	$ 3,368,800	$ 3,334,729
GYP Holdings III Corp.
First Lien 2021 Incremental Term Loan
2.605% (1 Month LIBOR + 2.50%), due 6/1/25 (b)	2,593,353	2,590,576
Ingersoll-Rand Services Co.
2020 Spinco Tranche Dollar Term Loan B1
1.855% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	857,791	849,115
Iron Mountain Information Management LLC
Incremental Term Loan B
1.855% (1 Month LIBOR + 1.75%), due 1/2/26 (b)	3,236,254	3,185,014
LTI Holdings, Inc. (b)
First Lien Initial Term Loan
3.605% (1 Month LIBOR + 3.50%), due 9/6/25	3,326,868	3,289,441
First Lien Second Amendment Delayed Draw Term Loan
4.855 (1 Month LIBOR + 4.75%), due 7/24/26 (c)	468,750	467,383
First Lien Second Amendment Additional Term Loan
4.855% (1 Month LIBOR + 4.75%), due 7/24/26 (c)	777,344	775,076
QUIKRETE Holdings, Inc.
First Lien Fourth Amendment Term Loan B1
TBD, due 6/11/28	5,500,000	5,484,875
First Lien Initial Loan
2.604% (1 Month LIBOR + 2.50%), due 2/1/27 (b)	2,329,296	2,305,421
Red Ventures LLC (b)
First Lien Term Loan B2
2.605% (1 Month LIBOR + 2.50%), due 11/8/24	7,618,628	7,557,404
First Lien Term Loan B3
4.25% (1 Month LIBOR + 3.50%), due 11/8/24	1,980,000	1,976,288
WP CPP Holdings LLC
First Lien Initial Term Loan
4.75% (3 Month LIBOR + 3.75%), due 4/30/25 (b)	990,222	967,942
		53,552,329
Diversified/Conglomerate Service 1.9%
Applied Systems, Inc. (b)
First Lien Closing Date Term Loan
3.50% (3 Month LIBOR + 3.00%), due 9/19/24	3,463,798	3,455,620
Second Lien 2021 Term Loan
6.25% (3 Month LIBOR + 5.50%), due 9/19/25	1,982,109	1,995,488
Blackhawk Network Holdings, Inc.
First Lien Term Loan
3.105% (1 Month LIBOR + 3.00%), due 6/15/25 (b)	3,879,996	3,858,776
BrightView Landscapes LLC
First Lien 2018 Initial Term Loan
2.625% (1 Month LIBOR + 2.50%), due 8/15/25 (b)	1,435,580	1,423,916

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service
Change Healthcare Holdings, Inc.
Closing Date Term Loan
3.50% (1 Month LIBOR + 2.50%), due 3/1/24 (b)	$ 2,465,216	$ 2,462,134
Greeneden U.S. Holdings I LLC
2020 Initial Dollar Term Loan
4.75% (1 Month LIBOR + 4.00%), due 12/1/27 (b)	5,402,441	5,399,545
IRI Holdings, Inc.
First Lien Initial Term Loan
4.355% (1 Month LIBOR + 4.25%), due 12/1/25 (b)	8,092,137	8,099,728
MKS Instruments, Inc.
Tranche Term Loan B6
1.855% (1 Month LIBOR + 1.75%), due 2/2/26 (b)	1,267,270	1,263,838
Monitronics International, Inc.
Term Loan
8.75% (3 Month LIBOR + 7.50%), due 3/29/24 (b)(c)	1,821,170	1,529,783
TruGreen LP
First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27 (b)	4,942,960	4,945,432
Verint Systems, Inc.
Refinancing Term Loan
2.102% (1 Month LIBOR + 2.00%), due 6/28/24 (b)	705,882	702,353
Verscend Holding Corp.
Term Loan B1
4.105% (1 Month LIBOR + 4.00%), due 8/27/25 (b)	8,121,674	8,113,552
		43,250,165
Ecological 0.1%
GFL Environmental, Inc.
2020 Refinancing Term Loan
3.50% (3 Month LIBOR + 3.00%), due 5/30/25 (b)	3,420,047	3,419,620
Electronics 7.9%
Avast Software BV
Initial Dollar Term Loan
2.224% (3 Month LIBOR + 2.00%), due 3/22/28 (b)	770,000	767,955
Barracuda Networks, Inc.
2020 First Lien Term Loan
4.50% (3 Month LIBOR + 3.75%), due 2/12/25 (b)	3,914,160	3,919,753
Camelot U.S. Acquisition 1 Co. (b)
Initial Term Loan
3.105% (1 Month LIBOR + 3.00%), due 10/30/26	3,226,263	3,214,165
Amendment No. 2 Incremental Term Loan
4.00% (1 Month LIBOR + 3.00%), due 10/30/26	7,177,500	7,157,317
Castle U.S. Holding Corp. (b)
Initial Dollar Term Loan
3.974% (3 Month LIBOR + 3.75%), due 1/29/27	2,276,775	2,252,111
Dollar Term Loan B2
4.75% (3 Month LIBOR + 4.00%), due 1/29/27	4,968,750	4,914,923

	Principal Amount	Value
Loan Assignments
Electronics
Commscope, Inc.
Initial Term Loan
3.355% (1 Month LIBOR + 3.25%), due 4/6/26 (b)	$ 10,270,960	$ 10,088,014
CoreLogic, Inc.
First Lien Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 6/2/28 (b)	10,556,875	10,490,894
DCert Buyer, Inc.
First Lien Initial Term Loan
4.105% (1 Month LIBOR + 4.00%), due 10/16/26 (b)	5,444,811	5,442,257
Diebold Nixdorf, Inc.
New Dollar Term Loan B
2.875% (1 Month LIBOR + 2.75%), due 11/6/23 (b)	940,161	931,542
ECi Macola/MAX Holding LLC
First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 11/9/27 (b)	3,465,000	3,465,000
Epicor Software Corp.
Term Loan C
4.00% (1 Month LIBOR + 3.25%), due 7/30/27 (b)	6,739,357	6,719,698
Flexera Software LLC
First Lien Term Loan B1
4.50% (3 Month LIBOR + 3.75%), due 3/3/28 (b)	5,272,289	5,270,091
Gainwell Acquisition Corp.
First Lien Term Loan B
4.75% (3 Month LIBOR + 4.00%), due 10/1/27 (b)	3,639,950	3,646,775
Generation Bridge LLC (b)
Term Loan B
5.75% (3 Month LIBOR + 5.00%), due 12/1/28	3,428,571	3,437,143
Term Loan C
5.75% (3 Month LIBOR + 5.00%), due 12/1/28 (c)(d)	71,429	71,607
Go Daddy Operating Co. LLC
Tranche Term Loan B2
1.854% (1 Month LIBOR + 1.75%), due 2/15/24 (b)	2,170,537	2,155,245
Helios Software Holdings, Inc.
2021 Initial Dollar Term Loan
3.974% (3 Month LIBOR + 3.75%), due 3/11/28 (b)	1,988,571	1,982,606
Hyland Software, Inc. (b)
First Lien 2018 Refinancing Term Loan
4.25% (1 Month LIBOR + 3.50%), due 7/1/24	5,392,246	5,383,823
Second Lien 2021 Refinancing Term Loan
7.00% (1 Month LIBOR + 6.25%), due 7/7/25	1,996,667	2,004,154
ION Trading Finance Ltd.
2021 Initial Dollar Term Loan
4.974% (3 Month LIBOR + 4.75%), due 4/1/28 (b)	3,980,000	3,979,005
MA FinanceCo. LLC
Tranche Term Loan B4
5.25% (3 Month LIBOR + 4.25%), due 6/5/25 (b)(c)(d)	2,446,021	2,442,964

	Principal Amount	Value
Loan Assignments
Electronics
McAfee LLC
USD Term Loan B
3.859% (1 Month LIBOR + 3.75%), due 9/30/24 (b)	$ 7,085,968	$ 7,072,682
MH Sub I LLC (b)
First Lien Amendment No. 2 Initial Term Loan
3.605% (1 Month LIBOR + 3.50%), due 9/13/24	4,068,354	4,043,562
First Lien 2020 June New Term Loan
4.75% (1 Month LIBOR + 3.75%), due 9/13/24	8,335,855	8,321,959
Misys Ltd. (b)
First Lien Dollar Term Loan
4.50% (3 Month LIBOR + 3.50%), due 6/13/24	3,022,065	3,010,046
Second Lien Dollar Term Loan
8.25% (3 Month LIBOR + 7.25%), due 6/13/25	1,450,000	1,449,320
Project Alpha Intermediate Holding, Inc.
2021 Refinancing Term Loan
4.30% (3 Month LIBOR + 4.00%), due 4/26/24 (b)	4,256,530	4,253,870
Project Leopard Holdings, Inc.
2018 Repricing Term Loan
5.75% (3 Month LIBOR + 4.75%), due 7/5/24 (b)	1,915,798	1,919,391
Proofpoint, Inc.
First Lien Initial Term Loan
3.75% (3 Month LIBOR + 3.25%), due 8/31/28 (b)	7,600,000	7,551,444
Rocket Software, Inc. (b)
First Lien Initial Term Loan
4.355% (1 Month LIBOR + 4.25%), due 11/28/25	4,037,122	4,022,992
First Lien 2021 Dollar Term Loan
4.75% (1 Month LIBOR + 4.25%), due 11/28/25	2,238,750	2,238,750
Seattle SpinCo, Inc.
Initial Term Loan
2.855% (1 Month LIBOR + 2.75%), due 6/21/24 (b)	1,820,866	1,800,381
Sharp Midco LLC
First Lien Initial Term Loan
4.50 (3 Month LIBOR + 4.00%), due 12/31/28 (b)	6,200,000	6,192,250
SS&C Technologies Holdings, Inc. (b)
Term Loan B3
1.855% (1 Month LIBOR + 1.75%), due 4/16/25	3,384,747	3,341,026
Term Loan B4
1.855% (1 Month LIBOR + 1.75%), due 4/16/25	2,747,640	2,712,803
Surf Holdings SARL
First Lien Dollar Tranche Term Loan
3.69% (3 Month LIBOR + 3.50%), due 3/5/27 (b)	3,010,703	2,991,417
ThoughtWorks, Inc.
Incremental Term Loan
3.50% (1 Month LIBOR + 3.00%), due 3/24/28 (b)	1,710,671	1,709,602
TIBCO Software, Inc. (b)
Term Loan B3
3.86% (1 Month LIBOR + 3.75%), due 6/30/26	8,920,825	8,896,293

	Principal Amount	Value
Loan Assignments
Electronics
TIBCO Software, Inc. (b)
Second Lien Term Loan
7.36% (1 Month LIBOR + 7.25%), due 3/3/28	$ 600,000	$ 601,500
Trader Corp.
First Lien 2017 Refinancing Term Loan
4.00% (1 Month LIBOR + 3.00%), due 9/28/23 (b)	7,034,981	7,017,393
UKG, Inc.
First Lien Initial Term Loan
3.855% (1 Month LIBOR + 3.75%), due 5/4/26 (b)	1,955,000	1,951,334
Vertiv Group Corp.
Term Loan B
2.852% (1 Month LIBOR + 2.75%), due 3/2/27 (b)	5,917,725	5,882,585
VS Buyer LLC
Initial Term Loan
3.105% (1 Month LIBOR + 3.00%), due 2/28/27 (b)	1,473,750	1,465,921
WEX, Inc.
Term Loan B
2.355% (1 Month LIBOR + 2.25%), due 3/31/28 (b)	3,970,000	3,942,706
		182,126,269
Energy (Electricity) 0.2%
Covanta Holding Corp. (b)
Initial Term Loan B
3.00% (1 Month LIBOR + 2.50%), due 11/30/28	4,093,380	4,090,821
Initial Term Loan C
3.00% (1 Month LIBOR + 2.50%), due 11/30/28 (c)	306,620	306,429
		4,397,250
Entertainment 1.1%
Alterra Mountain Co.
Term Loan B2
4.00% (1 Month LIBOR + 3.50%), due 8/17/28 (b)	4,827,522	4,819,475
Fertitta Entertainment LLC
Initial Term Loan B
4.059% (1 Month LIBOR + 4.00%), due 1/27/29 (b)	8,250,000	8,280,938
Formula One Management Ltd.
USD Facility Term Loan B3
3.50% (1 Month LIBOR + 2.50%), due 2/1/24 (b)	3,650,036	3,633,497
J&J Ventures Gaming LLC
Initial Term Loan
4.75% (1 Month LIBOR + 4.00%), due 4/26/28 (b)	7,481,250	7,504,629
		24,238,539
Finance 7.7%
AAdvantage Loyalty IP Ltd.
Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 4/20/28 (b)	5,200,000	5,391,287

	Principal Amount	Value
Loan Assignments
Finance
Acuity Specialty Products, Inc.
First Lien Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 8/12/24 (b)(c)	$ 2,178,257	$ 2,121,078
Acuris Finance U.S., Inc.
Initial Dollar Term Loan
4.50% (3 Month LIBOR + 4.00%), due 2/16/28 (b)	5,147,135	5,144,989
ADMI Corp.
Amendment No. 5 Incremental Term Loan
4.00% (1 Month LIBOR + 3.50%), due 12/23/27 (b)	3,740,625	3,729,714
AlixPartners LLP
Initial Dollar Term Loan
3.25% (1 Month LIBOR + 2.75%), due 2/4/28 (b)	6,947,500	6,924,344
Amentum Government Services Holdings LLC (b)
First Lien Tranche Term Loan 1 3.604%-3.605%
(1 Month LIBOR + 3.50%), due 1/29/27	5,071,018	5,037,210
First Lien Tranche Term Loan 2
5.50% (3 Month LIBOR + 4.75%), due 1/29/27	992,500	991,259
Blue Tree Holdings, Inc.
Term Loan
2.72% (3 Month LIBOR + 2.50%), due 3/4/28 (b)	1,488,750	1,477,584
Boxer Parent Co., Inc.
2021 Replacement Dollar Term Loan
3.974% (3 Month LIBOR + 3.75%), due 10/2/25 (b)	3,932,097	3,911,890
Brand Energy & Infrastructure Services, Inc.
Initial Term Loan
5.25% (3 Month LIBOR + 4.25%), due 6/21/24 (b)	3,504,985	3,414,441
Colouroz Investment LLC (b)(c)(e)
1 GMBH First Lien Initial Term Loan C
5.25% (0.75% PIK) (2 Month LIBOR + 4.25%, 3 Month LIBOR + 4.25%), due 9/21/23 (d)	342,863	340,230
2 GMBH First Lien Initial Term Loan B2
5.25% (0.75% PIK) (2 Month LIBOR + 4.25%, 3 Month LIBOR + 4.25%), due 9/21/23	2,074,043	2,058,114
Covia Holdings LLC
Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 7/31/26 (b)	837,917	835,403
CPC Acquisition Corp.
First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 12/29/27 (b)	6,451,250	6,370,610
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
4.75% (1 Month LIBOR + 3.75%), due 4/9/27 (b)	5,437,299	5,448,951
EG Group Ltd.
USD Additional Facility Term Loan
4.75% (3 Month LIBOR + 4.25%), due 3/31/26 (b)	2,985,114	2,982,129
Endurance International Group Holdings, Inc.
Initial Term Loan
4.25% (3 Month LIBOR + 3.50%), due 2/10/28 (b)	7,733,373	7,648,306

	Principal Amount	Value
Loan Assignments
Finance
Greenrock Finance, Inc.
First Lien Initial USD Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 6/28/24 (b)(c)	$ 1,900,479	$ 1,894,302
Icon plc
Lux Term Loan
2.75% (3 Month LIBOR + 2.25%), due 7/3/28 (b)	6,896,656	6,873,670
iStar, Inc.
Term Loan 2.852%-2.860%
(1 Month LIBOR + 2.75%), due 6/28/23 (b)	630,585	629,009
LBM Acquisition LLC
First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 12/17/27 (b)	3,563,633	3,539,874
LSF11 Skyscraper Holdco SARL
USD Facility Term Loan B3
4.25% (3 Month LIBOR + 3.50%), due 9/29/27 (b)	6,153,616	6,145,924
Minimax Viking GmbH
Facility Term Loan B1C
3.25% (1 Month LIBOR + 2.50%), due 7/31/25 (b)	4,106,951	4,086,416
ON Semiconductor Corp.
2019 New Replacement Term Loan B4
2.105% (1 Month LIBOR + 2.00%), due 9/19/26 (b)	483,850	483,790
Onex TSG Intermediate Corp.
Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 2/28/28 (b)	3,980,000	3,989,950
Pactiv Evergreen, Inc.
Tranche B2 U.S. Term Loan
3.355% (1 Month LIBOR + 3.25%), due 2/5/26 (b)	3,098,712	3,074,917
Park River Holdings, Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.25%), due 12/28/27 (b)	5,634,127	5,601,263
Peraton Corp.
First Lien Term Loan B
4.50% (1 Month LIBOR + 3.75%), due 2/1/28 (b)	10,272,375	10,257,696
Pluto Acquisition I, Inc.
First Lien 2021 Term Loan
4.175 (3 Month LIBOR + 4.00%), due 6/22/26 (b)	7,363,000	7,314,684
PODS LLC
Initial Term Loan
3.75% (1 Month LIBOR + 3.00%), due 3/31/28 (b)	8,443,838	8,418,033
Potters Industries LLC
Initial Term Loan
4.75% (3 Month LIBOR + 4.00%), due 12/14/27 (b)	1,191,000	1,191,000
RealPage, Inc.
First Lien Initial Term Loan
3.75% (1 Month LIBOR + 3.25%), due 4/24/28 (b)	6,390,139	6,350,200
Sinclair Television Group, Inc.
Term Loan B3
3.11% (1 Month LIBOR + 3.00%), due 4/1/28 (b)	2,985,000	2,940,225

	Principal Amount	Value
Loan Assignments
Finance
Spa Holdings 3 Oy
USD Facility Term Loan B
4.75% (3 Month LIBOR + 4.00%), due 2/4/28 (b)	$ 3,176,060	$ 3,172,090
Triton Water Holdings, Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.50%), due 3/31/28 (b)	9,910,203	9,827,026
Truck Hero, Inc.
Initial Term Loan
4.00% (1 Month LIBOR + 3.25%), due 1/31/28 (b)	5,989,850	5,970,383
WCG Purchaser Corp.
First Lien Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 1/8/27 (b)	7,544,136	7,544,136
WildBrain Ltd.
Initial Term Loan
5.00% (1 Month LIBOR + 4.25%), due 3/24/28 (b)	7,582,700	7,560,581
WIN Waste Innovations Holdings, Inc.
Initial Term Loan
3.25% (3 Month LIBOR + 2.75%), due 3/24/28 (b)	7,920,200	7,902,871
		178,595,579
Healthcare 2.4%
AHP Health Partners, Inc.
Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 8/24/28 (b)	1,995,000	1,992,506
Carestream Dental Technology Parent Ltd.
First Lien Tranche Term Loan B
5.00% (3 Month LIBOR + 4.50%), due 9/1/24 (b)	2,666,667	2,646,667
Chariot Buyer LLC
First Lien Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 11/3/28 (b)	11,200,000	11,172,000
CHG Healthcare Services, Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.50%), due 9/29/28 (b)	6,192,000	6,195,870
ICU Medical, Inc.
Tranche Term Loan B
2.743 (3 Month LIBOR + 2.50%), due 1/8/29 (b)	4,400,000	4,412,373
LSCS Holdings, Inc.
First Lien Initial Term Loan
5.00 (3 Month LIBOR + 4.50%), due 12/16/28 (b)	2,800,000	2,805,250
Medical Solutions Holdings, Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.50%), due 11/1/28 (b)	1,728,000	1,725,223
Medline Borrower LP
Initial Dollar Term Loan
3.75% (1 Month LIBOR + 3.25%), due 10/23/28 (b)	8,400,000	8,362,595
U.S. Anesthesia Partners, Inc.
First Lien Initial Term Loan
4.75% (3 Month LIBOR + 4.25%), due 10/1/28 (b)	6,483,750	6,463,041

	Principal Amount	Value
Loan Assignments
Healthcare
WP CityMD Bidco LLC
Second Amendment Refinancing Term Loan
3.75% (3 Month LIBOR + 3.25%), due 12/22/28 (b)	$ 9,333,333	$ 9,316,664
		55,092,189
Healthcare & Pharmaceuticals 0.2%
Embecta Corp.
Term Loan B
TBD, due 1/26/29	4,750,000	4,740,106
Healthcare, Education & Childcare 7.2%
Agiliti Health, Inc.
Initial Term Loan
2.875% (1 Month LIBOR + 2.75%), due 1/4/26 (b)	2,042,250	2,032,039
Akorn Operating Co. LLC
Term Loan
8.50% (3 Month LIBOR + 7.50%), due 10/1/25 (b)	108,868	109,685
Alvogen Pharma U.S., Inc.
January 2020 Term Loan
6.25% (3 Month LIBOR + 5.25%), due 12/31/23 (b)	919,847	868,489
Amneal Pharmaceuticals LLC
Initial Term Loan
3.625% (1 Month LIBOR + 3.50%), due 5/4/25 (b)	6,034,700	5,971,336
athenahealth, Inc. (b)
Term Loan B
4.00 (3 Month LIBOR + 3.50%), due 1/26/29	9,833,333	9,796,458
First Lien Term Loan B1
4.40% (3 Month LIBOR + 4.25%), due 2/11/26	9,057,680	9,037,862
Auris Luxembourg III SARL
Facility Term Loan B2
3.855% (1 Month LIBOR + 3.75%), due 2/27/26 (b)	1,373,419	1,363,118
Avantor Funding, Inc.
Initial Dollar Term Loan B4
2.50% (1 Month LIBOR + 2.00%), due 11/21/24 (b)	627,960	626,390
Bausch Health Cos., Inc.
Term Loan B
TBD, due 1/1/28	9,000,000	8,925,003
Initial Term Loan
3.104% (1 Month LIBOR + 3.00%), due 6/2/25 (b)	8,939,418	8,922,102
Carestream Dental Technology Parent Ltd.
First Lien Initial Term Loan
4.25% (3 Month LIBOR + 3.25%), due 9/1/24 (b)	1,919,812	1,876,616
Carestream Health, Inc. (b)
First Lien 2023 Extended Term Loan
7.75% (3 Month LIBOR + 6.75%), due 5/8/23	2,607,697	2,609,001
Second Lien 2023 Extended Term Loan
13.50% (8.00% PIK) (3 Month LIBOR + 4.50%), due 8/8/23 (e)	2,320,161	2,250,556

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
DaVita, Inc.
Tranche Term Loan B1
1.855% (1 Month LIBOR + 1.75%), due 8/12/26 (b)	$ 3,665,813	$ 3,635,405
Ecovyst Catalyst Technologies LLC
Initial Term Loan
3.25% (3 Month LIBOR + 2.75%), due 6/9/28 (b)	5,562,050	5,555,097
Elanco Animal Health, Inc.
Term Loan
1.852% (1 Month LIBOR + 1.75%), due 8/1/27 (b)	2,746,372	2,706,668
Endo Luxembourg Finance Co. I SARL
2021 Term Loan
5.75% (3 Month LIBOR + 5.00%), due 3/27/28 (b)	3,470,019	3,375,676
Envision Healthcare Corp.
Initial Term Loan
3.855% (1 Month LIBOR + 3.75%), due 10/10/25 (b)	5,258,619	4,060,090
eResearchTechnology, Inc.
First Lien Initial Term Loan
5.50% (1 Month LIBOR + 4.50%), due 2/4/27 (b)	4,938,882	4,948,142
FC Compassus LLC
Term Loan B1
5.00% (3 Month LIBOR + 4.25%), due 12/31/26 (b)(c)	6,392,306	6,374,996
Grifols Worldwide Operations Ltd.
Dollar Tranche Term Loan B
2.105% (1 Month LIBOR + 2.00%), due 11/15/27 (b)	3,730,270	3,682,866
HCA, Inc.
Tranche Term Loan B
1.855% (1 Month LIBOR + 1.75%), due 6/30/28 (b)	1,393,000	1,398,721
Horizon Therapeutics USA, Inc.
Incremental Term Loan B2
2.25% (1 Month LIBOR + 1.75%), due 3/15/28 (b)	2,646,667	2,624,170
Insulet Corp.
Term Loan B
3.75% (1 Month LIBOR + 3.25%), due 5/4/28 (b)	5,572,000	5,567,359
Journey Personal Care Corp.
Initial Term Loan
5.00% (3 Month LIBOR + 4.25%), due 3/1/28 (b)	4,975,000	4,956,344
LifePoint Health, Inc.
First Lien Term Loan B
3.855% (1 Month LIBOR + 3.75%), due 11/16/25 (b)	4,642,116	4,624,708
Mallinckrodt International Finance SA
2017 Term Loan B
6.00% (3 Month LIBOR + 5.25%), due 9/24/24 (b)(f)(g)	1,992,046	1,866,712
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan
4.50% (1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 3/2/28	5,159,263	5,101,221
First Lien Term Loan C
4.50% (3 Month LIBOR + 3.75%), due 3/2/28 (c)	163,265	161,429

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Organon & Co.
Dollar Term Loan
3.50% (3 Month LIBOR + 3.00%), due 6/2/28 (b)	$ 8,436,458	$ 8,422,901
Ortho-Clinical Diagnostics, Inc.
Second Amendment New Term Loan
3.102% (1 Month LIBOR + 3.00%), due 6/30/25 (b)	5,606,177	5,599,169
Petco Health and Wellness Co., Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.25%), due 3/3/28 (b)	8,458,750	8,450,816
Raptor Acquisition Corp.
First Lien Term Loan B
4.75% (3 Month LIBOR + 4.00%), due 11/1/26 (b)	4,250,000	4,253,540
Select Medical Corp.
Tranche Term Loan B
2.36% (1 Month LIBOR + 2.25%), due 3/6/25 (b)	7,354,845	7,299,684
Sound Inpatient Physicians, Inc.
First Lien Initial Term Loan
2.854% (1 Month LIBOR + 2.75%), due 6/27/25 (b)(c)	1,930,000	1,917,937
Sunshine Luxembourg VII SARL
Facility Term Loan B3
4.50% (3 Month LIBOR + 3.75%), due 10/1/26 (b)	13,780,555	13,829,765
Team Health Holdings, Inc.
Initial Term Loan
3.75% (1 Month LIBOR + 2.75%), due 2/6/24 (b)	2,745,885	2,633,304
		167,435,375
High Tech Industries 0.8%
Altar Bidco, Inc.
Term Loan
TBD, due 11/17/28	5,625,000	5,612,692
NAB Holdings LLC
Initial Term Loan
3.50% (3 Month LIBOR + 3.00%), due 11/23/28 (b)	8,500,000	8,436,250
Trans Union LLC
2021 Incremental Term Loan B6
2.75% (1 Month LIBOR + 2.25%), due 12/1/28 (b)	3,658,065	3,640,605
		17,689,547
Home and Office Furnishings, Housewares & Durable Consumer Products 0.1%
Serta Simmons Bedding LLC
First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.50%), due 11/8/23 (b)	4,320,341	2,717,495
Hotels, Motels, Inns & Gaming 3.9%
Aimbridge Acquisition Co., Inc.
First Lien 2019 Initial Term Loan
3.855% (1 Month LIBOR + 3.75%), due 2/2/26 (b)	8,174,020	7,973,078

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
AP Gaming I LLC
First Lien Incremental Term Loan B
4.50% (1 Month LIBOR + 3.50%), due 2/15/24 (b)	$ 2,962,476	$ 2,955,994
Caesars Resort Collection LLC
Term Loan B
2.855% (1 Month LIBOR + 2.75%), due 12/23/24 (b)	9,538,195	9,481,834
Churchill Downs, Inc.
Facility Term Loan B
2.11% (1 Month LIBOR + 2.00%), due 12/27/24 (b)	2,400,000	2,388,000
Entain plc
USD Facility Term Loan B
3.00% (3 Month LIBOR + 2.50%), due 3/29/27 (b)	6,822,857	6,804,381
Everi Holdings, Inc.
Term Loan B
3.00% (1 Month LIBOR + 2.50%), due 8/3/28 (b)	2,116,339	2,109,395
Four Seasons Holdings, Inc.
First Lien 2013 Term Loan
2.105% (1 Month LIBOR + 2.00%), due 11/30/23 (b)	1,441,921	1,436,113
Golden Entertainment, Inc.
First Lien Facility Term Loan B
3.75% (1 Month LIBOR + 3.00%), due 10/21/24 (b)	1,347,150	1,343,782
Hilton Worldwide Finance LLC
Refinancing Term Loan B2
1.858% (1 Month LIBOR + 1.75%), due 6/22/26 (b)	1,720,157	1,704,460
Oceankey U.S. II Corp.
Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 12/15/28 (b)	6,133,333	6,133,333
PCI Gaming Authority
Facility Term Loan B
2.605% (1 Month LIBOR + 2.50%), due 5/29/26 (b)	3,370,300	3,351,868
Penn National Gaming, Inc.
Facility Term Loan B1
3.00% (1 Month LIBOR + 2.25%), due 10/15/25 (b)	2,393,255	2,388,904
Scientific Games International, Inc.
Initial Term Loan B5
2.855% (1 Month LIBOR + 2.75%), due 8/14/24 (b)	9,321,537	9,291,829
Station Casinos LLC
Facility Term Loan B1
2.50% (1 Month LIBOR + 2.25%), due 2/8/27 (b)	6,938,146	6,871,366
Travel + Leisure Co.
Term Loan B
2.355% (1 Month LIBOR + 2.25%), due 5/30/25 (b)	3,870,000	3,837,345
UFC Holdings LLC
First Lien Term Loan B3
3.50% (3 Month LIBOR + 2.75%), due 4/29/26 (b)	7,734,171	7,667,882
Whatabrands LLC
Initial Term Loan B
3.75% (1 Month LIBOR + 3.25%), due 8/3/28 (b)	10,000,000	9,972,220

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Wyndham Hotels & Resorts, Inc.
Term Loan B
1.855% (1 Month LIBOR + 1.75%), due 5/30/25 (b)	$ 3,386,250	$ 3,355,208
		89,066,992
Insurance 3.8%
Acrisure LLC (b)
First Lien 2020 Term Loan
3.724% (3 Month LIBOR + 3.50%), due 2/15/27	6,884,974	6,796,041
First Lien 2021-2 Additional Term Loan
4.75% (3 Month LIBOR + 4.25%), due 2/15/27	4,950,000	4,947,936
Alliant Holdings Intermediate LLC
Term Loan B4
4.00% (1 Month LIBOR + 3.50%), due 11/5/27 (b)	3,990,000	3,981,896
AmWINS Group, Inc.
Term Loan
3.00% (1 Month LIBOR + 2.25%), due 2/19/28 (b)	6,954,895	6,896,209
AssuredPartners Capital, Inc.
Incremental Term Loan
TBD, due 2/12/27	3,000,000	3,000,000
AssuredPartners, Inc.
2020 February Refinancing Term Loan
3.605% (1 Month LIBOR + 3.50%), due 2/12/27 (b)	4,972,611	4,938,424
Asurion LLC (b)
New Term Loan B7
3.105% (1 Month LIBOR + 3.00%), due 11/3/24	795,972	791,744
Replacement Term Loan B6
3.23% (1 Month LIBOR + 3.13%), due 11/3/23	1,872,593	1,866,887
New Term Loan B8
3.355% (1 Month LIBOR + 3.25%), due 12/23/26	1,980,000	1,966,564
New Term Loan B9
3.355% (1 Month LIBOR + 3.25%), due 7/31/27	1,985,000	1,971,353
Second Lien New Term Loan B3
5.355% (1 Month LIBOR + 5.25%), due 1/31/28	8,200,000	8,206,831
Second Lien New Term Loan B4
5.355% (1 Month LIBOR + 5.25%), due 1/20/29	7,500,000	7,503,750
Broadstreet Partners, Inc.
Tranche Term Loan B2
3.75% (1 Month LIBOR + 3.25%), due 1/27/27 (b)	1,163,750	1,157,568
Hub International Ltd. (b)
Initial Term Loan 2.942%-3.017%
(2 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 4/25/25	1,581,111	1,564,971
Incremental Term Loan B3
4.00% (2 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%), due 4/25/25	9,939,812	9,919,107
NFP Corp.
Closing Date Term Loan
3.355% (1 Month LIBOR + 3.25%), due 2/15/27 (b)	3,372,487	3,335,953

	Principal Amount	Value
Loan Assignments
Insurance
Ryan Specialty Group LLC
Initial Term Loan
3.75% (1 Month LIBOR + 3.00%), due 9/1/27 (b)	$ 3,987,500	$ 3,977,531
Sedgwick Claims Management Services, Inc. (b)
Initial Term Loan
3.355% (1 Month LIBOR + 3.25%), due 12/31/25	6,842,670	6,796,694
2019 Term Loan
3.855% (1 Month LIBOR + 3.75%), due 9/3/26	2,969,543	2,961,707
USI, Inc. (b)
2017 New Term Loan
3.224% (3 Month LIBOR + 3.00%), due 5/16/24	4,298,980	4,271,037
2021 New Term Loan
3.474% (3 Month LIBOR + 3.25%), due 12/2/26	980,016	974,095
		87,826,298
Leisure, Amusement, Motion Pictures & Entertainment 0.8%
Bombardier Recreational Products, Inc.
2020 Replacement Term Loan
2.105% (1 Month LIBOR + 2.00%), due 5/24/27 (b)	4,252,509	4,205,995
Boyd Gaming Corp.
Refinancing Term Loan B
2.354% (1 Month LIBOR + 2.25%), due 9/15/23 (b)	1,971,624	1,970,392
Creative Artists Agency LLC
Closing Date Term Loan
3.855% (1 Month LIBOR + 3.75%), due 11/27/26 (b)	2,450,000	2,441,251
Fitness International LLC (b)
Term Loan A
4.25% (3 Month LIBOR + 3.25%), due 1/8/25	1,552,500	1,443,825
Term Loan B
4.25% (3 Month LIBOR + 3.25%), due 4/18/25	291,959	271,796
Lions Gate Capital Holdings LLC
Term Loan B
2.355% (1 Month LIBOR + 2.25%), due 3/24/25 (b)	1,357,470	1,350,117
Marriott Ownership Resorts, Inc.
2019 Refinancing Term Loan
1.855% (1 Month LIBOR + 1.75%), due 8/29/25 (b)	2,410,432	2,375,280
William Morris Endeavor Entertainment LLC
First Lien Term Loan B1
2.86% (1 Month LIBOR + 2.75%), due 5/18/25 (b)	4,509,615	4,426,940
		18,485,596
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.8%
Advanced Drainage Systems, Inc.
Initial Term Loan
2.375% (1 Month LIBOR + 2.25%), due 7/31/26 (b)	465,268	466,237
Brown Group Holdings LLC
Initial Term Loan
3.00% (3 Month LIBOR + 2.50%), due 6/7/28 (b)	3,960,498	3,949,361

	Principal Amount	Value
Loan Assignments
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)
Columbus McKinnon Corp.
Initial Term Loan
3.25% (6 Month LIBOR + 2.75%), due 5/14/28 (b)	$ 3,410,343	$ 3,401,817
CPM Holdings, Inc. (b)
First Lien Initial Term Loan
3.602% (1 Month LIBOR + 3.50%), due 11/17/25	4,444,991	4,419,433
Second Lien Initial Term Loan
8.352% (1 Month LIBOR + 8.25%), due 11/16/26 (c)(d)	797,980	795,985
Husky Injection Molding Systems Ltd.
Initial Term Loan
3.354% (3 Month LIBOR + 3.00%), due 3/28/25 (b)	3,492,184	3,439,801
Welbilt, Inc.
2018 Term Loan B
2.605% (1 Month LIBOR + 2.50%), due 10/23/25 (b)	1,994,060	1,988,243
		18,460,877
Manufacturing 2.3%
ASP Blade Holdings, Inc.
Initial Term Loan
4.50% (1 Month LIBOR + 4.00%), due 10/13/28 (b)	3,000,000	3,001,875
CP Atlas Buyer, Inc.
Term Loan B
4.25% (3 Month LIBOR + 3.75%), due 11/23/27 (b)	7,449,216	7,418,175
Excelitas Technologies Corp.
First Lien Initial USD Term Loan
4.50% (3 Month LIBOR + 3.50%), due 12/2/24 (b)	1,989,637	1,988,394
FCG Acquisitions, Inc. (b)
First Lien Amendment No. 1 Delayed Draw Term Loan 3.75%-4.25%
(3 Month LIBOR + 3.75%), due 3/31/28 (c)	1,685,972	1,685,129
First Lien Initial Term Loan
4.25% (3 Month LIBOR + 3.75%), due 3/31/28	3,980,067	3,978,077
Idemia Group SAS
USD Facility Term Loan B3
5.25% (3 Month LIBOR + 4.50%), due 1/10/26 (b)	2,165,962	2,163,255
II-VI, Inc.
Term Loan B
TBD, due 12/8/28	6,416,667	6,400,625
LTI Holdings, Inc.
First Lien Third Amendment Additional Term Loan
4.855% (1 Month LIBOR + 4.75%), due 7/24/26 (b)(c)	250,000	249,323
Madison IAQ LLC
Term Loan
3.75% (3 Month LIBOR + 3.25%), due 6/21/28 (b)	5,333,200	5,309,867
MKS Instruments, Inc.
Term Loan
TBD, due 10/20/28	9,800,000	9,775,500

	Principal Amount	Value
Loan Assignments
Manufacturing
Pro Mach Group, Inc.
First Lien Closing Date Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 8/31/28 (b)	$ 5,690,468	$ 5,702,663
Standard Industries, Inc.
Initial Term Loan
3.00% (3 Month LIBOR + 2.50%), due 9/22/28 (b)	2,496,975	2,497,599
Weber-Stephen Products LLC
Initial Term Loan B
4.00% (1 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%), due 10/30/27 (b)	586,023	586,022
Zurn LLC
First Lien Term Loan B
2.75% (1 Month LIBOR + 2.25%), due 10/4/28 (b)	2,150,000	2,147,760
		52,904,264
Media 1.8%
Cogeco Communications Finance (USA) LP
Amendment No. 5 Incremental Term Loan B
3.00% (1 Month LIBOR + 2.50%), due 9/1/28 (b)	11,250,000	11,212,504
DIRECTV Financing LLC
Closing Date Term Loan
5.75% (3 Month LIBOR + 5.00%), due 8/2/27 (b)	10,557,000	10,563,598
Gray Television, Inc.
Term Loan D
3.102% (1 Month LIBOR + 3.00%), due 12/1/28 (b)	3,400,000	3,388,100
KKR Apple Bidco LLC
First Lien Initial Term Loan
3.50% (1 Month LIBOR + 3.00%), due 9/22/28 (b)	5,530,000	5,512,719
Mission Broadcasting, Inc.
Term Loan B4
2.602% (1 Month LIBOR + 2.50%), due 6/2/28 (b)	1,393,000	1,387,341
Radiate Holdco LLC
Amendment No. 6 Term Loan
4.00% (1 Month LIBOR + 3.25%), due 9/25/26 (b)	9,664,855	9,638,277
		41,702,539
Mining, Steel, Iron & Non-Precious Metals 0.7%
American Rock Salt Co. LLC
First Lien Initial Term Loan
4.75% (1 Month LIBOR + 4.00%), due 6/9/28 (b)	3,752,572	3,757,262
Gates Global LLC
Initial Dollar Term Loan B3
3.25% (1 Month LIBOR + 2.50%), due 3/31/27 (b)	6,915,520	6,894,628
Graftech International Ltd.
Initial Term Loan
3.50% (1 Month LIBOR + 3.00%), due 2/12/25 (b)	1,407,463	1,405,117
MRC Global (U.S.), Inc.
2018 Refinancing Term Loan
3.105% (1 Month LIBOR + 3.00%), due 9/20/24 (b)	2,319,792	2,311,093

	Principal Amount	Value
Loan Assignments
Mining, Steel, Iron & Non-Precious Metals
U.S. Silica Co.
Term Loan
5.00% (1 Month LIBOR + 4.00%), due 5/1/25 (b)	$ 1,419,057	$ 1,398,481
		15,766,581
Oil & Gas 1.7%
Buckeye Partners LP
2021 Tranche Term Loan B1
2.354% (1 Month LIBOR + 2.25%), due 11/1/26 (b)	2,333,615	2,320,650
ChampionX Corp.
Initial Term Loan
2.625% (1 Month LIBOR + 2.50%), due 5/9/25 (b)(c)(d)	472,289	469,928
DT Midstream, Inc.
Initial Term Loan
2.50% (3 Month LIBOR + 2.00%), due 6/26/28 (b)	3,184,000	3,195,497
Fleet Midco I Ltd.
Facility Term Loan B
3.105% (1 Month LIBOR + 3.00%), due 10/7/26 (b)	1,221,875	1,215,766
GIP III Stetson I LP
Initial Term Loan
4.355% (1 Month LIBOR + 4.25%), due 7/18/25 (b)(c)	2,100,352	2,043,468
Keane Group Holdings LLC
Initial Term Loan
5.50% (1 Month LIBOR + 4.50%), due 5/25/25 (b)	2,434,133	2,421,962
Lucid Energy Group II Borrower LLC
2021 Initial Term Loan
5.00% (3 Month LIBOR + 4.25%), due 11/24/28 (b)	4,126,207	4,119,329
Medallion Midland Acquisition LLC
Initial Term Loan
4.50% (1 Month LIBOR + 3.75%), due 10/18/28 (b)	4,821,195	4,816,171
Murphy Oil USA, Inc.
Tranche Term Loan B
2.25% (1 Month LIBOR + 1.75%), due 1/31/28 (b)	794,000	794,992
NorthRiver Midstream Finance LP
Initial Term Loan B
3.464% (3 Month LIBOR + 3.25%), due 10/1/25 (b)	2,709,000	2,701,851
Oryx Midstream Services Permian Basin LLC
Initial Term Loan
3.75% (3 Month LIBOR + 3.25%), due 10/5/28 (b)	4,000,000	3,990,556
PES Holdings LLC
Tranche Term Loan C
TBD (3.00% PIK) (1 Month LIBOR + 4.50%), due 12/31/22 (b)(c)(e)(f)(g)	1,933,597	77,344
Prairie ECI Acquiror LP
Initial Term Loan
4.855% (1 Month LIBOR + 4.75%), due 3/11/26 (b)	1,185,525	1,157,925
TransMontaigne Operating Co. LP
Tranche Term Loan B
4.00% (1 Month LIBOR + 3.50%, 3 Month LIBOR + 3.50%), due 11/17/28 (b)	5,000,000	5,004,165

	Principal Amount	Value
Loan Assignments
Oil & Gas
Traverse Midstream Partners LLC
Advance Term Loan
5.25% (3 Month LIBOR + 4.25%), due 9/27/24 (b)	$ 3,313,399	$ 3,307,186
Veritas U.S., Inc.
2021 Dollar Term Loan B
6.00% (3 Month LIBOR + 5.00%), due 9/1/25 (b)	2,785,930	2,782,447
		40,419,237
Packaging 0.2%
LABL, Inc.
Initial Dollar Term Loan
5.50% (3 Month LIBOR + 5.00%), due 10/29/28 (b)	2,700,000	2,711,572
Plastipak Holdings, Inc.
2021 Tranche Term Loan B
3.00% (1 Month LIBOR + 2.50%), due 12/1/28 (b)	2,000,000	1,996,666
		4,708,238
Personal & Nondurable Consumer Products 0.9%
ABG Intermediate Holdings 2 LLC
First Lien Tranche Term Loan B1
3.712 (3 Month LIBOR + 3.50%), due 12/21/28 (b)(c)	730,746	728,463
Caesars Resort Collection LLC
Term Loan B1
3.605% (1 Month LIBOR + 3.50%), due 7/21/25 (b)	1,925,625	1,923,819
Foundation Building Materials, Inc.
First Lien Initial Term Loan
3.75% (1 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%), due 1/31/28 (b)	4,228,750	4,204,587
Leslie's Poolmart, Inc.
Initial Term Loan
3.019% (3 Month LIBOR + 2.50%), due 3/9/28 (b)	6,947,500	6,935,557
Michaels Cos., Inc. (The)
Term Loan B
5.00% (3 Month LIBOR + 4.25%), due 4/15/28 (b)	4,766,000	4,693,318
Prestige Brands, Inc.
Term Loan B5
2.50% (1 Month LIBOR + 2.00%), due 7/3/28 (b)	1,837,500	1,831,987
Spectrum Brands, Inc.
2021 Term Loan
2.50% (1 Month LIBOR + 2.00%, 3 Month LIBOR + 2.00%), due 3/3/28 (b)	297,750	296,820
		20,614,551
Personal & Nondurable Consumer Products (Manufacturing Only) 0.6%
American Builders & Contractors Supply Co., Inc.
Restatement Effective Date Term Loan
2.105% (1 Month LIBOR + 2.00%), due 1/15/27 (b)	2,688,125	2,673,004
Hercules Achievement, Inc.
First Lien Initial Term Loan
4.50% (1 Month LIBOR + 3.50%), due 12/16/24 (b)	4,320,155	4,243,205

	Principal Amount	Value
Loan Assignments
Personal & Nondurable Consumer Products (Manufacturing Only)
SRAM LLC
Initial Term Loan
3.25% (1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%, 6 Month LIBOR + 2.75%), due 5/18/28 (b)	$ 6,395,455	$ 6,379,466
		13,295,675
Personal Transportation 0.6%
First Student Bidco, Inc. (b)
Initial Term Loan B
3.50% (3 Month LIBOR + 3.00%), due 7/21/28	5,492,549	5,461,653
Initial Term Loan C
3.50% (3 Month LIBOR + 3.00%), due 7/21/28	2,027,451	2,016,047
Uber Technologies, Inc. (b)
2021 Incremental Term Loan
3.605% (1 Month LIBOR + 3.50%), due 4/4/25	3,669,881	3,661,279
2021 Refinancing Term Loan
3.605% (1 Month LIBOR + 3.50%), due 2/25/27	1,984,293	1,980,263
		13,119,242
Personal, Food & Miscellaneous Services 1.6%
1011778 B.C. Unlimited Liability Co.
Term Loan B4
1.855% (1 Month LIBOR + 1.75%), due 11/19/26 (b)	2,074,272	2,042,121
Aramark Intermediate HoldCo Corp. (b)
U.S. Term Loan B3
1.855% (1 Month LIBOR + 1.75%), due 3/11/25	1,480,650	1,457,207
U.S. Term Loan B4
1.855% (1 Month LIBOR + 1.75%), due 1/15/27	1,631,875	1,607,906
U.S. Term Loan B5
2.605% (1 Month LIBOR + 2.50%), due 4/6/28	5,611,889	5,573,307
Hayward Industries, Inc.
First Lien Refinancing Term Loan
3.00% (1 Month LIBOR + 2.50%), due 5/30/28 (b)	5,671,500	5,649,217
Hillman Group, Inc. (The) (b)
Initial Delayed Draw Term Loan 2.75%-3.25%
(3 Month LIBOR + 2.75%), due 7/14/28 (c)	31,426	31,302
Initial Term Loan
3.25% (1 Month LIBOR + 2.75%), due 7/14/28	1,640,053	1,633,561
IRB Holding Corp. (b)
2020 Replacement Term Loan B
3.75% (3 Month LIBOR + 2.75%), due 2/5/25	2,386,607	2,379,645
Fourth Amendment Incremental Term Loan
4.25% (3 Month LIBOR + 3.25%), due 12/15/27	9,079,962	9,063,745
KFC Holding Co.
2021 Term Loan B
1.856% (1 Month LIBOR + 1.75%), due 3/15/28 (b)	2,200,458	2,193,306

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services
WW International, Inc.
Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 4/13/28 (b)	$ 6,048,000	$ 5,830,272
		37,461,589
Pharmaceuticals 0.1%
Padagis LLC
Term Loan B
5.25% (3 Month LIBOR + 4.75%), due 7/6/28 (b)	3,011,765	3,002,353
Printing & Publishing 0.5%
Getty Images, Inc.
Initial Dollar Term Loan
4.625% (1 Month LIBOR + 4.50%), due 2/19/26 (b)	985,252	984,266
Severin Acquisition LLC
First Lien Initial Term Loan
3.109% (1 Month LIBOR + 3.00%), due 8/1/25 (b)	4,397,376	4,373,191
Springer Nature Deutschland GmbH
Initial Term Loan B18
3.75% (1 Month LIBOR + 3.00%), due 8/14/26 (b)	6,992,564	6,982,369
		12,339,826
Radio and TV Broadcasting 0.0% ‡
Nielsen Finance LLC
Term Loan B4
2.104% (1 Month LIBOR + 2.00%), due 10/4/23 (b)	722,413	721,812
Retail 0.5%
Great Outdoors Group LLC
Term Loan B2
4.50% (3 Month LIBOR + 3.75%), due 3/6/28 (b)	11,756,585	11,741,889
Retail Store 1.4%
EG Group Ltd. (b)
USD Additional Facility Term Loan
4.224% (3 Month LIBOR + 4.00%), due 2/7/25	1,434,105	1,430,221
USD Facility Term Loan B
4.224% (3 Month LIBOR + 4.00%), due 2/7/25	1,225,535	1,222,215
BJ's Wholesale Club, Inc.
First Lien Tranche Term Loan B
2.113% (1 Month LIBOR + 2.00%), due 2/3/24 (b)	2,909,968	2,907,786
Harbor Freight Tools USA, Inc.
2021 Initial Term Loan
3.25% (1 Month LIBOR + 2.75%), due 10/19/27 (b)	6,963,481	6,933,016
PetSmart LLC
Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 2/11/28 (b)	9,054,500	9,031,864

	Principal Amount	Value
Loan Assignments
Retail Store
Rising Tide Holdings, Inc.
First Lien Initial Term Loan
5.50% (1 Month LIBOR + 4.75%), due 6/1/28 (b)	$ 4,338,200	$ 4,323,741
White Cap Buyer LLC
Initial Closing Date Term Loan
6.25% (3 Month LIBOR + 3.00%), due 10/19/27 (b)	6,926,137	6,922,889
		32,771,732
Services: Business 3.9%
ConnectWise LLC
Initial Term Loan
4.00% (3 Month LIBOR + 3.50%), due 9/29/28 (b)	3,600,000	3,591,000
Dun & Bradstreet Corp. (The)
2022 Incremental Term Loan B2
TBD, due 1/18/29	700,000	699,562
Initial Term Borrowing
3.358% (1 Month LIBOR + 3.25%), due 2/6/26 (b)	5,994,462	5,968,237
Electron Bidco, Inc.
First Lien Initial Term Loan
3.75% (1 Month LIBOR + 3.25%), due 11/1/28 (b)	5,666,667	5,654,268
GIP II Blue Holding LP
Initial Term Loan
5.50% (3 Month LIBOR + 4.50%), due 9/29/28 (b)	4,655,000	4,650,634
Hunter Holdco 3 Ltd.
First Lien Initial Dollar Term Loan
4.75% (3 Month LIBOR + 4.25%), due 8/19/28 (b)	7,077,000	7,059,307
Icon plc
U.S. Term Loan
2.75% (3 Month LIBOR + 2.25%), due 7/3/28 (b)	1,718,306	1,712,579
Indy U.S. Bidco LLC
2021 Refinancing Dollar Term Loan
3.855% (1 Month LIBOR + 3.75%), due 3/6/28 (b)	8,451,331	8,440,767
Intrado Corp.
Initial Term Loan B
5.00% (3 Month LIBOR + 4.00%), due 10/10/24 (b)	3,413,578	3,189,135
Mercury Borrower, Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.50%), due 8/2/28 (b)	11,200,000	11,148,670
Mitchell International, Inc. (b)
First Lien Initial Term Loan
4.25% (1 Month LIBOR + 3.75%), due 10/15/28	3,333,333	3,303,570
Second Lien Initial Term Loan
7.00% (1 Month LIBOR + 6.50%), due 10/15/29	1,800,000	1,793,250
MPH Acquisition Holdings LLC
Initial Term Loan
4.75% (3 Month LIBOR + 4.25%), due 9/1/28 (b)	4,987,500	4,835,202

	Principal Amount	Value
Loan Assignments
Services: Business
Orbit Private Holdings I Ltd.
First Lien Initial Dollar Term Loan
5.00% (3 Month LIBOR + 4.50%), due 12/11/28 (b)	$ 1,666,667	$ 1,666,667
Osmosis Buyer Ltd.
Initial Term Loan B
4.50% (1 Month LIBOR + 4.00%), due 7/31/28 (b)	5,226,667	5,231,334
PECF USS Intermediate Holding III Corp.
Initial Term Loan
4.75% (1 Month LIBOR + 4.25%), due 12/15/28 (b)	4,000,000	4,001,668
Phoenix Newco, Inc.
First Lien Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 11/15/28 (b)	3,500,000	3,498,908
Polaris Newco LLC
First Lien Dollar Term Loan
4.50% (3 Month LIBOR + 4.00%), due 6/2/28 (b)	6,783,000	6,777,608
Project Boost Purchaser LLC (b)
First Lien Tranche 1 Term Loan
3.605% (1 Month LIBOR + 3.50%), due 6/1/26	2,000,000	1,991,428
2021 Tranche Term Loan 2
4.00% (1 Month LIBOR + 3.50%), due 5/30/26	4,726,250	4,720,342
		89,934,136
Software 3.5%
Applovin Corp.
Amendment No. 6 New Term Loan
3.50% (1 Month LIBOR + 3.00%), due 10/25/28 (b)	2,793,000	2,784,272
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
4.25% (3 Month LIBOR + 3.75%), due 10/16/28 (b)	3,625,000	3,615,937
Informatica LLC
Initial Term Loan
2.875% (1 Month LIBOR + 2.75%), due 10/27/28 (b)	11,840,000	11,775,863
Magenta Buyer LLC
First Lien Initial Term Loan
5.75% (3 Month LIBOR + 5.00%), due 7/27/28 (b)	6,284,250	6,275,088
Nortonlifelock, Inc.
Term Loan B
TBD, due 1/28/29	16,800,000	16,716,000
Ping Identity Corp.
Term Loan
4.25% (3 Month LIBOR + 3.75%), due 11/23/28 (b)	3,333,333	3,333,333
Quest Software U.S. Holdings, Inc.
Term Loan B
TBD, due 1/19/29	6,562,500	6,483,750
Sophia LP
First Lien Term Loan B
4.00% (3 Month LIBOR + 3.50%), due 10/7/27 (b)	2,873,933	2,872,496

	Principal Amount	Value
Loan Assignments
Software
Sovos Compliance LLC
First Lien Initial Term Loan
4.803% (1 Month LIBOR + 4.50%), due 8/11/28 (b)	$ 3,837,329	$ 3,852,406
UKG, Inc. (b)
First Lien 2021-2 Incremental Term Loan
3.75% (3 Month LIBOR + 3.25%), due 5/4/26	13,198,102	13,156,858
Second Lien 2021 Incremental Term Loan
5.75% (3 Month LIBOR + 5.25%), due 5/3/27	3,300,000	3,324,750
Vision Solutions, Inc.
First Lien Third Incremental Term Loan
4.75% (3 Month LIBOR + 4.00%), due 4/24/28 (b)	6,820,000	6,800,106
		80,990,859
Telecommunications 3.3%
Avaya, Inc.
Tranche Term Loan B2
4.106% (1 Month LIBOR + 4.00%), due 12/15/27 (b)	3,947,115	3,948,524
Azalea TopCo, Inc. (b)
First Lien Initial Term Loan
3.629% (3 Month LIBOR + 3.50%), due 7/24/26	2,443,750	2,431,023
First Lien 2021 Term Loan
4.50% (3 Month LIBOR + 3.75%), due 7/24/26	1,990,000	1,992,488
Cablevision Lightpath LLC
Initial Term Loan
3.75% (1 Month LIBOR + 3.25%), due 11/30/27 (b)	3,473,618	3,461,460
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
4.50% (1 Month LIBOR + 3.50%), due 12/11/26 (b)	6,671,572	6,666,808
CSC Holdings LLC
September 2019 Initial Term Loan
2.606% (1 Month LIBOR + 2.50%), due 4/15/27 (b)	9,568,638	9,452,446
Cyxtera DC Holdings, Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.00%), due 5/1/24 (b)(c)	1,432,500	1,423,845
Frontier Communications Holdings LLC
Term Loan B
4.50% (3 Month LIBOR + 3.75%), due 5/1/28 (b)	5,816,100	5,801,560
Gogo Intermediate Holdings LLC
Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 4/30/28 (b)	7,467,487	7,460,819
Intelsat DIP
Exit Term Loan B
4.75%, due 12/8/28	4,000,000	3,976,248
Intelsat Jackson Holdings SA
Tranche Term Loan B3
8.00% (1 Month LIBOR + 4.75%), due 11/27/23 (b)	9,298	9,266

	Principal Amount	Value
Loan Assignments
Telecommunications
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
1.855% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	$ 2,500,000	$ 2,456,250
Lumen Technologies, Inc.
Term Loan B
2.355% (1 Month LIBOR + 2.25%), due 3/15/27 (b)	8,624,495	8,477,611
Redstone HoldCo 2 LP
First Lien Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 4/27/28 (b)	2,488,750	2,302,094
SBA Senior Finance II LLC
Initial Term Loan
1.86% (1 Month LIBOR + 1.75%), due 4/11/25 (b)	6,299,020	6,242,329
Telesat Canada
Term Loan B5
2.86% (1 Month LIBOR + 2.75%), due 12/7/26 (b)	2,034,078	1,679,385
Zayo Group Holdings, Inc.
Initial Dollar Term Loan
3.105% (1 Month LIBOR + 3.00%), due 3/9/27 (b)	9,075,110	8,938,983
		76,721,139
Utilities 1.8%
Astoria Energy LLC
2020 Advance Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 12/10/27 (b)	922,775	919,699
Brookfield WEC Holdings, Inc.
First Lien 2021 Initial Term Loan
3.25% (1 Month LIBOR + 2.75%), due 8/1/25 (b)	10,345,500	10,286,717
Calpine Corp.
2019 Term Loan
2.11% (1 Month LIBOR + 2.00%), due 4/5/26 (b)	2,047,500	2,023,303
Compass Power Generation LLC
Tranche Term Loan B1
4.50% (1 Month LIBOR + 3.50%), due 12/20/24 (b)	4,241,768	4,226,621
Edgewater Generation LLC
Term Loan
3.855% (1 Month LIBOR + 3.75%), due 12/13/25 (b)	4,859,999	4,531,949
ExGen Renewables IV LLC
Term Loan
3.50% (3 Month LIBOR + 2.50%), due 12/15/27 (b)	2,639,240	2,634,999
Granite Generation LLC
Term Loan
4.75% (1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 11/9/26 (b)	6,466,541	6,394,950
Hamilton Projects Acquiror LLC
Term Loan
5.50% (3 Month LIBOR + 4.50%), due 6/17/27 (b)	2,462,500	2,458,395
PG&E Corp.
Term Loan
3.50% (3 Month LIBOR + 3.00%), due 6/23/25 (b)	3,201,250	3,164,237

	Principal Amount	Value
Loan Assignments
Utilities
Vistra Operations Co. LLC
2018 Incremental Term Loan 1.855%-1.856%
(1 Month LIBOR + 1.75%), due 12/31/25 (b)	$ 4,931,406	$ 4,876,953
		41,517,823
Total Loan Assignments (Cost $2,020,315,126)		2,007,265,651
Total Long-Term Bonds (Cost $2,132,463,372)		2,118,914,124

	Shares
Affiliated Investment Company 0.6%
Fixed Income Fund 0.6%
MainStay MacKay High Yield Corporate Bond Fund Class I	2,399,065	13,135,122
Total Affiliated Investment Company (Cost $13,605,526)		13,135,122
Common Stocks 0.0% ‡
Communications Equipment 0.0% ‡
Energy Future Holdings Corp. (c)(d)(h)(i)	175,418	—
Millennium Corporate Trust (c)(d)(h)(i)	4,973	—
Millennium Lender Trust (c)(d)(h)(i)	5,298	—
		—
Diversified Telecommunication Services 0.0% ‡
Ameriforge Group, Inc. (c)(d)(h)(i)	60,753	93,559
Total Common Stocks (Cost $2,091,921)		93,559
Exchange-Traded Funds 2.1%
Invesco Senior Loan ETF	1,355,000	29,782,900
SPDR Blackstone Senior Loan ETF	437,000	19,922,830
Total Exchange-Traded Funds (Cost $50,097,017)		49,705,730

	Number of Rights	Value
Rights 0.0% ‡
Independent Power and Renewable Electricity Producers 0.0% ‡
Vistra Corp.
Expires 12/31/46 (c)(d)(h)(i)	107,130	$ 103,916
Total Rights (Cost $87,847)		103,916

	Number of Warrants
Warrants 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
Carestream Health, Inc.
Expires 12/31/21 (c)(d)(h)(i)	72	1
Health Care Providers & Services 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (c)(d)(h)(i)(j)	26	0
Total Warrants (Cost $0)		1

	Principal Amount
Short-Term Investments 12.6%
U.S. Treasury Debt 12.6%
U.S. Treasury Bills (k)
0.019%, due 2/22/22	$ 115,677,000	115,675,043
0.025%, due 2/8/22	21,700,000	21,699,867
0.033%, due 3/1/22	15,927,000	15,926,551
0.034%, due 2/1/22	42,076,000	42,076,000
0.036%, due 2/15/22	81,833,000	81,831,799
0.039%, due 2/10/22	14,106,000	14,105,884
Total Short-Term Investments (Cost $291,315,977)		291,315,144
Total Investments (Cost $2,489,661,660)	106.9%	2,473,267,596
Other Assets, Less Liabilities	(6.9)	(160,490,172)
Net Assets	100.0%	$ 2,312,777,424

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2022.
(c)	Illiquid security—As of January 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $32,910,107, which represented 1.4% of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2022, the total market value was $197,476, which represented less than one-tenth of a percent of the Fund’s net assets.
(i)	Non-income producing security.
(j)	Less than $1.
(k)	Interest rate shown represents yield to maturity.

Abbreviation(s):
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt
TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 49,883,960	$ —	$ 49,883,960
Corporate Bonds	—	61,764,513	—	61,764,513
Loan Assignments	—	2,003,144,937	4,120,714	2,007,265,651
Total Long-Term Bonds	—	2,114,793,410	4,120,714	2,118,914,124
Affiliated Investment Company
Fixed Income Fund	13,135,122	—	—	13,135,122
Common Stocks	—	—	93,559	93,559
Exchange-Traded Funds	49,705,730	—	—	49,705,730
Rights	—	—	103,916	103,916
Warrants	—	—	1	1
Short-Term Investments
U.S. Treasury Debt	—	291,315,144	—	291,315,144
Total Investments in Securities	$ 62,840,852	$ 2,406,108,554	$ 4,318,190	$ 2,473,267,596

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Growth Allocation Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 90.4%
Equity Funds 75.9%
IQ 50 Percent Hedged FTSE International ETF (a)	729,770	$ 17,630,951
IQ 500 International ETF (a)	934,654	30,362,516
IQ Candriam ESG International Equity ETF (a)	997,512	28,662,909
IQ Candriam ESG U.S. Equity ETF (a)	1,585,657	61,953,522
IQ Chaikin U.S. Large Cap ETF (a)	1,465,148	50,166,667
IQ Chaikin U.S. Small Cap ETF (a)	1,225,864	42,150,966
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,589,712	30,943,696
MainStay Epoch Capital Growth Fund Class I (a)	254,114	3,102,676
MainStay Epoch International Choice Fund Class I (a)	589,817	23,125,309
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,543,855	51,166,845
MainStay MacKay International Equity Fund Class R6 (a)	1,172,748	21,624,534
MainStay MacKay S&P 500 Index Fund Class I (a)	412,221	23,592,499
MainStay Winslow Large Cap Growth Fund Class R6	4,882,632	59,228,275
MainStay WMC Enduring Capital Fund Class R6 (a)	1,546,521	51,041,857
MainStay WMC Growth Fund Class R6 (a)	1,363,796	56,457,869
MainStay WMC International Research Equity Fund Class I (a)	2,999,642	22,942,759
MainStay WMC Small Companies Fund Class I (a)	1,753,935	42,778,827
MainStay WMC Value Fund Class R6 (a)	1,627,928	51,254,816
Total Equity Funds (Cost $535,564,478)		668,187,493
Fixed Income Funds 14.5%
MainStay Floating Rate Fund Class R6 (a)	5,008,947	45,616,482
MainStay MacKay High Yield Corporate Bond Fund Class R6	6,584,027	35,953,398
MainStay MacKay Short Duration High Yield Fund Class I	4,206,802	40,783,259
MainStay MacKay Total Return Bond Fund Class R6	469,257	4,930,673
Total Fixed Income Funds (Cost $128,264,461)		127,283,812
Total Affiliated Investment Companies (Cost $663,828,939)		795,471,305
Short-Term Investment 8.5%
Affiliated Investment Company 8.5%
MainStay U.S. Government Liquidity Fund, 0.01% (a)(b)	74,873,162	74,873,162
Total Short-Term Investment (Cost $74,873,162)	8.5%	74,873,162
Total Investments (Cost $738,702,101)	98.9%	870,344,467
Other Assets, Less Liabilities	1.1	9,575,720
Net Assets	100.0%	$ 879,920,187

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2022, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2022.

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF plus 0.45%	12/2/22	Daily	13,186	$ —
Citibank NA	iShares MSCI EAFE Small-Cap ETF	1 day FEDF plus 0.60%	12/2/22	Daily	8,589	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.35%	12/2/22	Daily	(18,233)	—
Citibank NA	iShares Semiconductor ETF	1 day FEDF plus 0.35%	12/2/22	Daily	2,771	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF plus 0.04%	12/2/22	Daily	(30,519)	—
Citibank NA	Russell 1000 Value Total Return Index	1 day FEDF plus 0.60%	12/2/22	Daily	13,668	—
Citibank NA	Russell Midcap Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	17,247	—
Citibank NA	S&P 500 Financials Sector	1 day FEDF plus 0.25%	12/2/22	Daily	(2,581)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	398	—
Citibank NA	S&P SmallCap 600 Index	1 day FEDF plus 0.40%	12/2/22	Daily	40,942	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF minus 0.30%	12/2/22	Daily	6,236	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/2/22	Daily	9,184	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF plus 0.45%	12/2/22	Daily	17,552	—
						$ —

1.	As of January 31, 2022, cash in the amount $5,044,443 was pledged from brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2022.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 668,187,493	$ —	$ —	$ 668,187,493
Fixed Income Funds	127,283,812	—	—	127,283,812
Total Affiliated Investment Companies	795,471,305	—	—	795,471,305
Short-Term Investment
Affiliated Investment Company	74,873,162	—	—	74,873,162
Total Investments in Securities	$ 870,344,467	$ —	$ —	$ 870,344,467

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay MacKay California Tax Free Opportunities Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Municipal Bonds 96.5%
Long-Term Municipal Bonds 94.5%
Certificate of Participation/Lease 0.3%
City of Newark CA, 2019 Financing Project, Certificate of Participation
3.00%, due 6/1/41	$ 650,000	$ 677,909
Mesa Water District, Certificate of Participation
4.00%, due 3/15/45	1,450,000	1,662,014
Oxnard School District, Property Acquisition and Improvement Project, Certificate of Participation
Insured: BAM
5.00%, due 8/1/45 (a)	1,000,000	1,130,484
		3,470,407
Development 0.2%
City of Irvine CA, Reassessment District No. 19-1, Special Assessment
5.00%, due 9/2/44	1,800,000	2,176,776
Education 5.1%
California Educational Facilities Authority, Leland Stanford Junior University (The), Revenue Bonds
Series V-2
2.25%, due 4/1/51	3,030,000	2,628,128
California Educational Facilities Authority, Loma Linda University, Revenue Bonds
Series A
5.00%, due 4/1/23	570,000	597,949
Series A
5.00%, due 4/1/24	280,000	303,236
California Educational Facilities Authority, Loyola Marymount University, Green Bond, Revenue Bonds
Series B
5.00%, due 10/1/31	525,000	631,042
Series B
5.00%, due 10/1/35	640,000	766,739
California Educational Facilities Authority, Mount St. Mary's University, Revenue Bonds
Series A
5.00%, due 10/1/38	620,000	740,794
California Enterprise Development Authority, Thacher School Project (The), Revenue Bonds
4.00%, due 9/1/44	3,450,000	3,933,067
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
5.00%, due 11/1/39	300,000	355,165
Series B
5.00%, due 11/1/44	350,000	411,847
Series B
5.00%, due 11/1/49	500,000	586,081
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Green Bond, Revenue Bonds
Series B
4.00%, due 11/1/45	850,000	947,698
Series B
4.00%, due 11/1/55	915,000	1,008,510

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California Infrastructure and Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/56 (b)	$ 840,000	$ 904,393
California Infrastructure and Economic Development Bank, Wonderful Foundations Charter School Portfolio Project, Revenue Bonds
Series A
5.00%, due 1/1/55 (b)	2,645,000	2,840,124
California Municipal Finance Authority, California Baptist University, Revenue Bonds
Series A
5.00%, due 11/1/46 (b)	1,000,000	1,119,300
California Municipal Finance Authority, California Lutheran University, Revenue Bonds
5.00%, due 10/1/31	235,000	278,892
5.00%, due 10/1/33	225,000	266,517
5.00%, due 10/1/35	225,000	265,687
5.00%, due 10/1/36	285,000	336,049
5.00%, due 10/1/37	310,000	365,203
California Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (b)
Series A
5.00%, due 5/1/36	1,275,000	1,390,807
Series A
5.00%, due 5/1/46	1,325,000	1,428,232
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds (b)
Series A
5.00%, due 7/1/36	1,300,000	1,443,035
Series A
5.00%, due 7/1/46	795,000	872,322
California Municipal Finance Authority, Claremont Graduate University, Revenue Bonds
Series B
5.00%, due 10/1/54 (b)	1,380,000	1,523,719
California Municipal Finance Authority, Creative Center Los Altos Project (The), Revenue Bonds (b)
Series B
4.00%, due 11/1/36	400,000	404,641
Series B
4.50%, due 11/1/46	1,600,000	1,628,646
California Municipal Finance Authority, National University, Revenue Bonds
Series A
5.00%, due 4/1/31	1,000,000	1,210,100
California Municipal Finance Authority, Partnerships to Uplift Community Project, Revenue Bonds
Series A
5.30%, due 8/1/47	500,000	505,039
California Municipal Finance Authority, Pomona College, Revenue Bonds
4.00%, due 1/1/43	10,000,000	11,505,949
California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
5.00%, due 12/1/38	845,000	966,036
California Municipal Finance Authority, Southwestern Law School, Revenue Bonds
4.00%, due 11/1/31	175,000	199,761
4.00%, due 11/1/32	240,000	272,300
4.00%, due 11/1/33	250,000	282,807

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California Municipal Finance Authority, Southwestern Law School, Revenue Bonds
4.00%, due 11/1/34	$ 260,000	$ 293,181
4.00%, due 11/1/35	275,000	308,945
4.00%, due 11/1/36	210,000	235,433
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (b)	1,000,000	1,135,918
California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds
Insured: AGM
(zero coupon), due 8/1/49	7,905,000	2,451,548
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds (b)
5.00%, due 8/1/27	25,000	28,221
5.00%, due 8/1/27	475,000	530,368
5.00%, due 8/1/28	50,000	56,442
5.00%, due 8/1/28	650,000	725,927
5.00%, due 8/1/36	50,000	56,442
5.00%, due 8/1/36	550,000	609,554
5.00%, due 8/1/41	50,000	56,442
5.00%, due 8/1/41	700,000	772,376
5.00%, due 8/1/46	75,000	84,664
5.00%, due 8/1/46	900,000	987,920
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/37 (b)	1,485,000	1,690,819
California School Finance Authority, Grimmway Schools Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/46 (b)	750,000	810,916
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (b)
Series A
5.00%, due 7/1/37	500,000	561,032
Series A
5.00%, due 7/1/49	500,000	551,719
California School Finance Authority, Kipp Social Public Schools Project, Revenue Bonds
Series A
5.00%, due 7/1/34	600,000	645,629
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/51 (b)	1,790,000	1,859,955
California State University, Systemwide, Revenue Bonds
Series A
4.00%, due 11/1/37	2,375,000	2,604,443
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.875%, due 11/1/43	1,000,000	1,062,437
Del Mar Union School District Community Facilities District No. 99-1, Special Tax
Insured: BAM
4.00%, due 9/1/44	1,450,000	1,650,840

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Irvine Unified School District, Community Facilities District No. 9, Special Tax
Series A
5.00%, due 9/1/33	$ 410,000	$ 498,200
Series A
5.00%, due 9/1/34	225,000	272,940
Series A
5.00%, due 9/1/36	550,000	665,375
Rio Elementary School District Community Facilities District, Special Tax
Insured: BAM
5.00%, due 9/1/35	500,000	565,068
		64,692,569
General 1.3%
Cathedral City Redevelopment Agency Successor Agency, Merged Redevelopment Project Area, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/26	1,000,000	1,086,371
Series A, Insured: AGM
5.00%, due 8/1/34	1,000,000	1,086,518
City of Irvine CA, Community Facilities District No. 2013-3, Special Tax
5.00%, due 9/1/49	1,385,000	1,497,111
City of Palm Desert CA, University Park, Special Tax
3.00%, due 9/1/31	420,000	413,806
4.00%, due 9/1/41	450,000	473,851
City of Rocklin CA, Community Facilities District No. 10, Special Tax
5.00%, due 9/1/39	1,150,000	1,257,118
Greenfield Redevelopment Agency, Tax Allocation
Insured: BAM
4.00%, due 2/1/26	285,000	314,218
Madera Redevelopment Agency Successor Agency, Tax Allocation
Series A
5.00%, due 9/1/37	1,180,000	1,406,061
Mountain View Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/36	1,645,000	1,977,369
Riverside County Public Financing Authority, Desert Communities & Interstate 215 Corridor Projects, Tax Allocation
Series A, Insured: BAM
4.00%, due 10/1/40	1,000,000	1,103,811
Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project, Tax Allocation
Series A, Insured: BAM
4.00%, due 10/1/32	1,050,000	1,129,234
San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment Project, Tax Allocation
Series C
5.00%, due 8/1/36	1,250,000	1,438,875
South Orange County Public Financing Authority, Special Tax, Senior Lien
Series A
5.00%, due 8/15/32	775,000	794,354

	Principal Amount	Value
Long-Term Municipal Bonds
General
Transbay Joint Powers Authority, Green Bond, Tax Allocation, Senior Lien
Series A
5.00%, due 10/1/45	$ 1,000,000	$ 1,212,592
Series A
5.00%, due 10/1/49	1,200,000	1,448,174
		16,639,463
General Obligation 38.2%
Alta Loma School District, Unlimited General Obligation
Series B
5.00%, due 8/1/44	3,375,000	3,985,899
Alvord Unified School District, Election 2012, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/37	825,000	879,565
Antelope Valley Community College District, Unlimited General Obligation
Series B
3.00%, due 8/1/50	3,000,000	3,092,062
Banning Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/46	500,000	538,776
Beaumont Unified School District, Election 2008, Unlimited General Obligation
Series D, Insured: BAM
5.25%, due 8/1/44	1,000,000	1,189,061
Brawley Union High School District, Election 2018, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/44	1,280,000	1,456,484
Buena Park School District, Election 2014, Unlimited General Obligation
Insured: BAM
4.00%, due 8/1/48	1,675,000	1,915,229
Cabrillo Unified School District, Election 2018, Unlimited General Obligation
Series A
5.00%, due 8/1/45	4,245,000	4,826,357
Campbell Union High School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/38	2,500,000	2,798,000
Center Unified School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/46	1,650,000	1,692,561
Central Union High School District, Election 2016, Unlimited General Obligation
5.25%, due 8/1/46	2,000,000	2,300,068
Ceres Unified School District, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/37	500,000	289,145
Chaffey Joint Union High School District, Unlimited General Obligation
Series D
4.00%, due 8/1/49	5,000,000	5,633,626

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Chino Valley Unified School District, Election 2016, Limited General Obligation
Series B
3.375%, due 8/1/50	$ 9,050,000	$ 9,521,447
Series B
4.00%, due 8/1/45	1,000,000	1,139,078
Chowchilla Elementary School District, Madera County, Unlimited General Obligation
Series B
5.00%, due 8/1/43	960,000	1,098,619
City & County of San Francisco CA, Unlimited General Obligation
Series R-1
4.00%, due 6/15/32	1,000,000	1,150,172
City of Foster City CA, Levee Protection Planning & Improvements Project, Unlimited General Obligation
3.00%, due 8/1/45	5,500,000	5,698,669
Coast Community College District, Election 2012, Unlimited General Obligation
Series D
4.50%, due 8/1/39	500,000	583,116
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A
4.00%, due 7/1/21 (c)(d)	3,000	2,704
Series A
4.00%, due 7/1/21 (c)(d)	1,390,000	1,268,375
Insured: AMBAC
4.50%, due 7/1/23	205,000	205,356
Series A, Insured: AGC-ICC
5.00%, due 7/1/23	270,000	271,136
Series A-4, Insured: AGM
5.00%, due 7/1/31	410,000	411,725
Series A, Insured: AGM
5.00%, due 7/1/35	1,885,000	1,898,399
Series A
5.25%, due 7/1/23 (c)(d)	2,105,000	2,128,681
Series C, Insured: AGM
5.25%, due 7/1/26	445,000	448,052
Series A-4, Insured: AGM
5.25%, due 7/1/30	175,000	176,200
Series A
5.25%, due 7/1/30 (c)(d)	750,000	757,500
Series A
5.25%, due 7/1/37 (c)(d)	5,000,000	5,062,500
Series A, Insured: AGM
5.50%, due 7/1/27	620,000	625,896
Series E
5.50%, due 7/1/31 (c)(d)	1,095,000	1,097,737
Compton Unified School District, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 6/1/49	3,125,000	3,173,318

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Corona-Norco Unified School District, Election 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/49	$ 935,000	$ 1,047,419
Cuyama Joint Unified School District, Election 2016, Unlimited General Obligation
Series B, Insured: AGM
5.25%, due 8/1/48	500,000	574,083
Davis Joint Unified School District, Unlimited General Obligation
Insured: BAM
3.00%, due 8/1/38	4,190,000	4,377,486
Insured: BAM
3.00%, due 8/1/41	4,695,000	4,884,089
Denair Unified School District, Election 2007, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/41	4,260,000	2,262,487
Desert Sands Unified School District, Unlimited General Obligation
2.00%, due 8/1/40	1,100,000	979,231
Dublin Unified School District, Green Bond, Unlimited General Obligation
Series C
3.00%, due 8/1/41	3,000,000	3,166,366
El Monte Union High School District, Unlimited General Obligation
Series A
4.00%, due 6/1/38	1,195,000	1,328,295
El Rancho Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: BAM
5.25%, due 8/1/46	2,745,000	3,277,891
El Segundo Unified School District, Election 2018, Unlimited General Obligation
Series B
2.00%, due 8/1/46	1,275,000	1,067,353
Series B
2.00%, due 8/1/47	1,555,000	1,291,581
Series B
2.00%, due 8/1/48	265,000	218,503
Enterprise Elementary School District, Election 2018, Unlimited General Obligation
Series B, Insured: AGM
5.00%, due 8/1/49	4,130,000	4,686,047
Etiwanda School District, Election 2016, Unlimited General Obligation
Series A
4.00%, due 8/1/49	2,000,000	2,243,830
Eureka City Schools, Election 2014, Unlimited General Obligation
Insured: BAM
4.00%, due 8/1/49	3,500,000	3,909,518
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5, Election 2014, Unlimited General Obligation
Series A
5.25%, due 10/1/35	4,710,000	5,362,207
Fontana Unified School District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/33	2,825,000	1,602,301

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Fremont Union High School District, Election 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/34	$ 1,000,000	$ 1,078,757
Series B
3.00%, due 8/1/35	2,500,000	2,693,605
Fresno Unified School District, Election 2010, Unlimited General Obligation
Series F
4.00%, due 8/1/32	1,475,000	1,627,007
Glendale Community College District, Election 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/47	6,500,000	6,705,047
Hartnell Community College District, Unlimited General Obligation
Series A
(zero coupon), due 8/1/37	2,500,000	1,410,307
Series B
3.00%, due 8/1/38	375,000	395,498
Series B
3.00%, due 8/1/40	525,000	550,982
Series B
3.00%, due 8/1/45	3,500,000	3,634,884
Holtville Unified School District, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 8/1/44	1,240,000	1,493,243
Huntington Beach City School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/44	1,525,000	1,678,235
Series B
4.00%, due 8/1/48	1,500,000	1,649,219
Inglewood Unified School District, Election 2012, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/25	250,000	281,846
Series C, Insured: BAM
5.00%, due 8/1/32	400,000	468,033
Series C, Insured: BAM
5.00%, due 8/1/34	585,000	683,829
Series B, Insured: BAM
5.00%, due 8/1/35	800,000	917,761
Inglewood Unified School District, Election 2020, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/46	3,550,000	3,961,475
Jefferson Union High School District, Unlimited General Obligation
Series A
4.00%, due 8/1/45	1,250,000	1,394,611
Jurupa Unified School District, Unlimited General Obligation
Series B
5.00%, due 8/1/33	1,555,000	1,838,265
Series B
5.00%, due 8/1/37	1,000,000	1,177,544

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Jurupa Unified School District, Election 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/43	$ 1,675,000	$ 1,893,075
Series C
5.25%, due 8/1/43	2,000,000	2,455,120
Kerman Unified School District, Election 2016, Unlimited General Obligation
Insured: BAM
5.25%, due 8/1/46	1,755,000	2,082,472
Kern Community College District, Facilities Improvement District No. 1, Unlimited General Obligation
(zero coupon), due 8/1/23	2,000,000	1,969,844
Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation
Series C
5.75%, due 11/1/34	650,000	703,593
La Mesa-Spring Valley School District, Election 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/46	1,775,000	1,962,632
Lemoore Union High School District, Election 2016, Unlimited General Obligation
Series A
5.50%, due 8/1/42	560,000	677,048
Lennox School District, Election 2016, Unlimited General Obligation
Insured: AGM
4.00%, due 8/1/47	3,000,000	3,208,173
Livermore Valley Joint Unified School District, Unlimited General Obligation
3.00%, due 8/1/40	2,890,000	2,992,381
Lodi Unified School District, Election 2016, Unlimited General Obligation
Series 2020
3.00%, due 8/1/43	3,475,000	3,616,911
Series 2020
4.00%, due 8/1/38	2,830,000	3,177,803
Series 2020
4.00%, due 8/1/39	1,300,000	1,456,862
Long Beach Community College District, Unlimited General Obligation
Series C
4.00%, due 8/1/49	3,000,000	3,318,318
Long Beach Community College District, Election 2008, Unlimited General Obligation
Series B
5.00%, due 8/1/29	85,000	86,924
Long Beach Unified School District, Unlimited General Obligation
Series A
4.00%, due 8/1/43	6,500,000	7,169,861
Long Beach Unified School District, Election 2016, Unlimited General Obligation
Series A
5.00%, due 8/1/32	3,985,000	4,595,942
Series A
5.00%, due 8/1/33	2,825,000	3,256,770
Los Angeles Community College District, Unlimited General Obligation
Series I
4.00%, due 8/1/33	2,865,000	3,194,539

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Los Angeles Community College District, Unlimited General Obligation
Series I
4.00%, due 8/1/34	$ 4,000,000	$ 4,456,386
Los Angeles Unified School District, Unlimited General Obligation
Series C
4.00%, due 7/1/33	3,125,000	3,639,875
Series C
4.00%, due 7/1/38	4,500,000	5,139,154
Series A
5.00%, due 7/1/25	1,250,000	1,409,463
Los Angeles Unified School District, Election 2005, Unlimited General Obligation
Series M-1
5.25%, due 7/1/42	2,990,000	3,596,667
Los Rios Community College District, Unlimited General Obligation
Series D
4.00%, due 8/1/35	250,000	277,805
Series D
4.00%, due 8/1/39	1,000,000	1,107,359
Lucia Mar Unified School District, Unlimited General Obligation
Series C
3.00%, due 8/1/47	7,000,000	7,254,768
Series C
4.00%, due 8/1/49	1,500,000	1,694,938
Manteca Unified School District, Unlimited General Obligation
Series C
4.00%, due 8/1/45	2,000,000	2,278,289
Marysville Joint Unified School District, Election 2008, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/35	1,500,000	947,249
Insured: AGM
(zero coupon), due 8/1/36	2,000,000	1,203,109
Insured: AGM
(zero coupon), due 8/1/37	2,000,000	1,147,968
Moraga Elementary School District, Election 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/44	1,335,000	1,385,101
Moreno Valley Unified School District, Election 2014, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	2,000,000	2,062,033
Series B, Insured: AGM
5.00%, due 8/1/47	3,250,000	3,837,956
Mount San Jacinto Community College District, Election 2014, Unlimited General Obligation
Series B
4.00%, due 8/1/38	1,985,000	2,267,898
Mountain View-Whisman School District, Election 2020, Unlimited General Obligation
Series A
3.00%, due 9/1/34	505,000	550,407

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Mountain View-Whisman School District, Election 2020, Unlimited General Obligation
Series A
3.00%, due 9/1/36	$ 750,000	$ 812,970
Series A
3.00%, due 9/1/40	1,160,000	1,236,968
Napa Valley Unified School District, Election 2016, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 8/1/44	10,000,000	11,016,845
Natomas Unified School District, Election 2018, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/49	5,000,000	5,462,971
Needles Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/45 (a)	1,250,000	1,309,055
Newport Mesa Unified School District, Capital Appreciation, Election 2005, Unlimited General Obligation
Series 2007, Insured: NATL
(zero coupon), due 8/1/30	4,000,000	3,400,972
North Orange County Community College District, Election 2014, Unlimited General Obligation
Series B
4.00%, due 8/1/32	450,000	525,386
Series B
4.00%, due 8/1/33	300,000	348,273
Oceanside Unified School District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/51	25,000	3,971
Oxnard Union High School District, Election 2018, Unlimited General Obligation
Series A
4.00%, due 8/1/38	1,000,000	1,104,429
Series B
4.00%, due 8/1/42	1,500,000	1,709,767
Palmdale Elementary School District, Unlimited General Obligation
3.00%, due 8/1/49	1,260,000	1,292,413
Palo Verde Community College District, Election 2014, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/45	500,000	536,672
Palomar Community College District, Election 2006, Unlimited General Obligation
Series B
(zero coupon), due 8/1/39 (a)	2,000,000	2,515,838
Peralta Community College District, Unlimited General Obligation
Series A
3.00%, due 2/1/50	2,255,000	2,310,332
Perris Union High School District, Election 2018, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 9/1/38	3,550,000	4,083,230
Redwood City School District, Election 2015, Unlimited General Obligation
Series C
4.00%, due 8/1/44	1,800,000	2,046,803
5.25%, due 8/1/44	2,000,000	2,418,577

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Rio Hondo Community College District, Election 2004, Unlimited General Obligation
Series C
(zero coupon), due 8/1/42 (a)	$ 2,000,000	$ 2,637,684
Riverside Unified School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/42	1,700,000	1,891,896
Robla School District, Election 2018, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/35	435,000	480,983
Series A, Insured: AGM
4.00%, due 8/1/36	500,000	552,579
Series A, Insured: AGM
4.00%, due 8/1/37	500,000	552,305
Series A, Insured: AGM
4.00%, due 8/1/40	2,070,000	2,277,473
Series A, Insured: AGM
5.00%, due 8/1/44	1,720,000	2,032,327
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation
Series F, Insured: AGM
3.00%, due 8/1/44	2,600,000	2,719,276
Series C, Insured: AGM
5.00%, due 8/1/34	655,000	733,657
San Bernardino Community College District, Election 2018, Unlimited General Obligation
Series A
4.00%, due 8/1/49	5,675,000	6,474,996
San Diego Community College District, Unlimited General Obligation
4.00%, due 8/1/36	6,000,000	6,715,199
San Diego Unified School District, Election 2012, Unlimited General Obligation
Series I
4.00%, due 7/1/34	1,000,000	1,126,524
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, Unlimited General Obligation
Series F-1
3.00%, due 8/1/37	1,505,000	1,603,895
San Francisco Bay Area Rapid Transit District, Election 2016, Green Bond, Unlimited General Obligation
Series B-1
3.00%, due 8/1/49	6,000,000	6,151,693
Series C-1
3.00%, due 8/1/50	4,000,000	4,101,415
Series B-1
4.00%, due 8/1/37	9,695,000	11,147,967
San Jose Evergreen Community College District, Election 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/38	1,500,000	1,589,596
Series B
3.00%, due 9/1/39	2,250,000	2,381,534
Series B
3.00%, due 9/1/40	2,500,000	2,634,602

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
San Leandro Unified School District, Election 2016, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/35	$ 500,000	$ 603,570
Series B, Insured: BAM
5.00%, due 8/1/36	1,955,000	2,356,676
Series A, Insured: BAM
5.25%, due 8/1/42	1,000,000	1,190,645
San Lorenzo Valley Unified School District, Election 2020, Unlimited General Obligation
Series A
4.00%, due 8/1/45	1,000,000	1,124,741
Series A
5.00%, due 8/1/50	2,005,000	2,379,816
San Mateo Union High School District, Election 2020, Unlimited General Obligation
Series A
2.25%, due 9/1/42	2,000,000	1,865,770
San Rafael City Elementary School District, Election 2005, Unlimited General Obligation
Series C
4.00%, due 8/1/47	1,720,000	1,893,333
San Ysidro School District, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/47	3,000,000	853,262
San Ysidro School District, Election 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/40	975,000	1,080,153
Series A, Insured: BAM
4.00%, due 8/1/45	2,320,000	2,551,351
Sanger Unified School District, Election 2018, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/45	500,000	522,333
Sanger Unified School District, Election 2020, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/48	3,390,000	3,497,825
Series A, Insured: BAM
3.00%, due 8/1/51	3,645,000	3,759,793
Series A, Insured: BAM
4.00%, due 8/1/55	1,435,000	1,641,916
Santa Barbara Unified School District, Election 2010, Unlimited General Obligation
Series A
(zero coupon), due 8/1/36 (a)	1,000,000	1,416,141
Series B
5.00%, due 8/1/38	1,000,000	1,062,426
Santa Barbara Unified School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/42	2,750,000	3,107,483
Santa Monica Community College District, Election 2016, Unlimited General Obligation
Series A
4.00%, due 8/1/47	1,250,000	1,410,114

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Santa Monica-Malibu Unified School District, Election 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/42	$ 2,060,000	$ 2,166,598
Series B
3.00%, due 8/1/44	5,415,000	5,674,675
Santa Monica-Malibu Unified School District, School Facilities Improvement District No. 1, Unlimited General Obligation
Series A
4.00%, due 8/1/39	1,015,000	1,143,725
Santee School District, Unlimited General Obligation
5.00%, due 8/1/48	2,205,000	2,602,846
Shasta Union High School District, Election 2016, Unlimited General Obligation
4.00%, due 8/1/44	1,135,000	1,250,000
5.25%, due 8/1/43	1,000,000	1,186,016
Simi Valley Unified School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/33	175,000	198,378
Series B
4.00%, due 8/1/38	370,000	417,549
Series B
4.00%, due 8/1/39	350,000	394,585
Series B
4.00%, due 8/1/40	1,455,000	1,637,894
Series B
5.00%, due 8/1/42	1,375,000	1,622,296
Series B
5.00%, due 8/1/44	1,200,000	1,417,209
Solano County Community College District, Election 2012, Unlimited General Obligation
Series E
3.50%, due 8/1/46	2,000,000	2,189,616
Southwestern Community College District, Unlimited General Obligation
Series D
3.00%, due 8/1/40	4,425,000	4,661,234
Series D
3.00%, due 8/1/41	7,460,000	7,845,598
Series A
4.00%, due 8/1/47	2,000,000	2,224,653
State of California, Unlimited General Obligation
4.00%, due 9/1/34	3,500,000	3,841,680
4.00%, due 3/1/36	5,000,000	5,736,550
State of California, Various Purpose, Unlimited General Obligation
3.00%, due 11/1/34	3,750,000	3,964,429
4.00%, due 10/1/36	4,000,000	4,585,741
4.00%, due 3/1/40	3,500,000	3,972,621
4.00%, due 3/1/46	3,000,000	3,367,300
4.00%, due 3/1/50	1,895,000	2,120,126
5.00%, due 11/1/27	2,380,000	2,840,426
5.00%, due 4/1/28	2,930,000	3,532,436
5.00%, due 8/1/37	2,900,000	3,488,303

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Tahoe Forest Hospital District, California Hospital District, Unlimited General Obligation
5.00%, due 8/1/29	$ 1,815,000	$ 2,089,041
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series D
3.00%, due 8/1/47	5,000,000	5,178,505
Series C
5.25%, due 8/1/44	1,000,000	1,134,704
Turlock Unified School District, School Facilities Improvement District No. 1, Unlimited General Obligation
4.00%, due 8/1/33	480,000	530,346
4.00%, due 8/1/34	515,000	568,074
4.00%, due 8/1/35	545,000	599,175
Vacaville Unified School District, Election 2014, Unlimited General Obligation
Series D
4.00%, due 8/1/30	200,000	232,209
Series C
4.00%, due 8/1/31	490,000	546,588
Series C
4.00%, due 8/1/32	555,000	618,067
Series C
4.00%, due 8/1/33	625,000	695,443
Series D
4.00%, due 8/1/36	300,000	345,825
Series D
4.00%, due 8/1/37	300,000	345,663
Series D
4.00%, due 8/1/38	500,000	575,246
Series D
4.00%, due 8/1/40	500,000	573,806
Series D
4.00%, due 8/1/45	2,050,000	2,335,246
Series C
5.00%, due 8/1/39	500,000	572,198
Series C
5.00%, due 8/1/40	1,225,000	1,400,169
Series C
5.00%, due 8/1/41	1,350,000	1,542,414
Series C
5.00%, due 8/1/42	1,000,000	1,140,666
Val Verde Unified School District, Election 2012, Unlimited General Obligation
Series F, Insured: AGM
3.00%, due 8/1/47	3,000,000	3,048,397
Washington Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series B, Insured: BAM NATL
(zero coupon), due 8/1/31	2,400,000	1,965,047
Washington Unified School District, Election 2020, Unlimited General Obligation
Series A, Insured: AGM
3.00%, due 8/1/48	4,620,000	4,763,017

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
West Contra Costa Unified School District, Election 2010, Unlimited General Obligation
Series E
4.00%, due 8/1/38	$ 1,500,000	$ 1,686,240
West Contra Costa Unified School District, Election 2012, Unlimited General Obligation
Series D
4.00%, due 8/1/38	1,500,000	1,686,240
West Contra Costa Unified School District, Election 2020, Unlimited General Obligation
Series E, Insured: AGM
3.00%, due 8/1/35	855,000	927,261
Series E, Insured: AGM
3.00%, due 8/1/37	750,000	802,281
Series E, Insured: AGM
3.00%, due 8/1/38	675,000	717,952
Series E, Insured: AGM
3.00%, due 8/1/39	700,000	740,633
Series E, Insured: AGM
3.00%, due 8/1/40	650,000	686,535
West Contra Costa Unified School District, National Senior Campuses, Unlimited General Obligation
Series E, Insured: AGM
3.00%, due 8/1/36	1,000,000	1,078,442
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/48	5,000,000	881,768
Whittier Union High School District, Election 2020, Unlimited General Obligation
Series A
3.00%, due 8/1/46	4,725,000	4,905,676
		486,562,820
Hospital 4.4%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Revenue Bonds
Series A
3.00%, due 8/15/51	6,500,000	6,503,590
Series A
4.00%, due 8/15/48	4,000,000	4,535,462
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/42	500,000	580,906
Series A
5.00%, due 8/15/47	1,000,000	1,155,603
California Health Facilities Financing Authority, Children's Hospital of Orange County, Revenue Bonds
Series A
3.00%, due 11/1/39	2,750,000	2,925,640
Series A
4.00%, due 11/1/36	310,000	360,176
Series A
4.00%, due 11/1/37	500,000	580,772
Series A
4.00%, due 11/1/38	250,000	289,881

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
California Health Facilities Financing Authority, City of Hope Obligated Group, Revenue Bonds
5.00%, due 11/15/37	$ 1,600,000	$ 1,763,781
5.00%, due 11/15/49	2,500,000	2,865,527
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
3.00%, due 4/1/44	1,000,000	1,020,355
California Health Facilities Financing Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/40	3,000,000	3,344,692
California Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds
4.125%, due 2/1/47	750,000	814,501
5.00%, due 2/1/36	1,035,000	1,211,300
California Health Facilities Financing Authority, Stanford Health Care Obligated Group, Revenue Bonds
Series A
5.00%, due 11/15/36	3,000,000	3,566,896
California Health Facilities Financing Authority, Sutter Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/15/34	475,000	539,702
Series A
5.00%, due 11/15/37	5,175,000	6,137,153
Series A
5.00%, due 11/15/38	1,600,000	1,895,534
California Municipal Finance Authority, Community Health System, Revenue Bonds
Series A
3.00%, due 2/1/46	4,000,000	3,900,275
California Municipal Finance Authority, Community Medical Centers, Revenue Bonds
Series A
5.00%, due 2/1/27	1,100,000	1,292,013
Series A
5.00%, due 2/1/37	1,000,000	1,158,306
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/39 (b)	1,000,000	1,101,977
California Public Finance Authority, Henry Mayo Newhall Hospital Obligated Group, Revenue Bonds
5.00%, due 10/15/47	1,000,000	1,129,411
California Statewide Communities Development Authority, Emanate Health, Revenue Bonds
Series A
4.00%, due 4/1/45	1,300,000	1,458,795
Series A
5.00%, due 4/1/34	1,275,000	1,574,568
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
5.00%, due 1/1/38	1,500,000	1,754,739
5.00%, due 1/1/48	1,000,000	1,152,686
Washington Township Health Care District, Revenue Bonds
Series B
4.00%, due 7/1/36	1,380,000	1,501,650
		56,115,891

	Principal Amount	Value
Long-Term Municipal Bonds
Housing 3.0%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/29	$ 800,000	$ 921,478
California Enterprise Development Authority, Provident Group-SDSU Properties LLC M@College Project, Revenue Bonds, First Tier
Series A
5.00%, due 8/1/40	650,000	774,803
Series A
5.00%, due 8/1/45	700,000	823,843
Series A
5.00%, due 8/1/55	1,000,000	1,164,518
California Municipal Finance Authority, CHF Davis I LLC, Revenue Bonds
Insured: BAM
5.00%, due 5/15/29	5,000,000	6,031,854
California Municipal Finance Authority, Mobile Home Park Caritas Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 8/15/42	1,540,000	1,640,974
Series A
5.00%, due 8/15/29	805,000	928,810
Series A
5.00%, due 8/15/31	140,000	160,420
California Municipal Finance Authority, Orchard Park Student Housing Project, Revenue Bonds
Insured: BAM
4.00%, due 5/15/38	1,250,000	1,433,972
California Municipal Finance Authority, P3 Claremont Holdings LLC, Claremont Colleges Project, Revenue Bonds
Series A-P3
5.00%, due 7/1/40 (b)	1,000,000	1,101,974
California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds
Series A
4.00%, due 11/15/37	1,320,000	1,394,626
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41	2,000,000	2,124,204
California Statewide Communities Development Authority, CHF-Irvine LLC, Student Housing, Revenue Bonds
5.00%, due 5/15/40	1,025,000	1,166,502
5.00%, due 5/15/47	3,500,000	4,005,216
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (b)
Series A
3.00%, due 6/1/29	750,000	772,892
Series A
5.00%, due 6/1/34	375,000	436,880
Series A
5.00%, due 6/1/51	1,750,000	1,992,626
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC Project, Revenue Bonds
Series A
5.75%, due 1/15/45 (b)	400,000	411,240
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/45	4,500,000	5,135,999

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/61	$ 5,000,000	$ 5,635,525
		38,058,356
Other Revenue 22.1%
Anaheim Public Financing Authority, City of Anaheim, Revenue Bonds
Series A
5.00%, due 5/1/33	1,000,000	1,087,552
Series A, Insured: BAM
5.00%, due 9/1/35	4,500,000	5,201,675
Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds
Series A, Insured: AGM-CR
5.00%, due 9/1/26	8,000,000	9,150,402
Series A, Insured: AGM-CR
5.00%, due 9/1/27	5,000,000	5,837,101
Series A, Insured: AGM-CR
5.00%, due 9/1/28	2,250,000	2,672,967
Burlingame California Financing Authority, Community Center Project, Revenue Bonds
5.00%, due 7/1/47	1,515,000	1,847,069
California Community Choice Financing Authority, Clean Energy Project, Green Bond, Revenue Bonds
Series B-1
4.00%, due 8/1/27	400,000	448,265
Series B-1
4.00%, due 8/1/28	465,000	527,302
Series B-1
4.00%, due 2/1/29	650,000	740,411
Series B-1
4.00%, due 8/1/30	1,500,000	1,734,836
Series B-1
4.00%, due 8/1/31	1,245,000	1,452,785
Series B-1
4.00%, due 2/1/52 (e)	5,250,000	6,038,230
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (b)	3,785,000	3,811,805
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Asset-Backed, Revenue Bonds
Series A
5.00%, due 6/1/47	1,275,000	1,275,493
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds
Series B-2
(zero coupon), due 6/1/55	3,500,000	668,985
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/34	300,000	348,671
Series A
4.00%, due 6/1/35	500,000	579,638

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/36	$ 300,000	$ 346,805
Series A
4.00%, due 6/1/37	275,000	317,386
Series A
4.00%, due 6/1/38	275,000	316,637
Series A
4.00%, due 6/1/39	350,000	401,981
Series A
4.00%, due 6/1/40	500,000	573,030
Series A
4.00%, due 6/1/49	1,500,000	1,669,414
California Health Facilities Financing Authority, Lundquist Institute For Biomedical Innovation, Revenue Bonds
5.00%, due 9/1/30	1,300,000	1,544,327
5.00%, due 9/1/31	1,365,000	1,617,261
5.00%, due 9/1/32	1,435,000	1,698,333
5.00%, due 9/1/34	1,590,000	1,879,361
California Infrastructure and Economic Development Bank, California State Teachers' Retirement System, Green Bond, Revenue Bonds
5.00%, due 8/1/37	1,050,000	1,268,301
5.00%, due 8/1/38	1,200,000	1,447,099
California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project, Revenue Bonds
5.00%, due 2/1/39	1,000,000	1,042,802
California Infrastructure and Economic Development Bank, Salvation Army Western Territory (The), Revenue Bonds
4.00%, due 9/1/33	1,225,000	1,340,065
4.00%, due 9/1/34	1,000,000	1,092,090
California Municipal Finance Authority, Asian Community Center of Sacramento Valley, Inc., Revenue Bonds
Insured: California Mortgage Insurance
5.00%, due 4/1/48	1,545,000	1,793,574
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
3.00%, due 10/1/46	2,550,000	2,506,709
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds
Series A
5.00%, due 6/1/37	2,085,000	2,485,215
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (f)	5,000,000	5,508,024
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series B
4.00%, due 5/1/39	1,500,000	1,714,535
Series B
4.00%, due 5/1/40	1,000,000	1,140,949
Series B
4.00%, due 5/1/41	1,500,000	1,708,810
California Statewide Communities Development Authority, A Community of Seniors, Redwoods Project, Revenue Bonds
Series A, Insured: California Mortgage Insurance
5.375%, due 11/15/44	535,000	575,135

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California Statewide Communities Development Authority, Buck Institute for Research on Aging, Revenue Bonds
Insured: AGM
5.00%, due 11/15/49	$ 1,000,000	$ 1,108,026
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43	500,000	537,626
California Statewide Communities Development Authority, Front Porch Communities & Services, Revenue Bonds
Series A
3.00%, due 4/1/51	9,000,000	9,004,646
California Statewide Financing Authority, Tobacco Settlement Asset-Backed, Revenue Bonds
Series C
(zero coupon), due 6/1/55 (b)	20,000,000	1,792,208
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	1,500,000	245,923
City of Sacramento CA, Transient Occupancy Tax, Revenue Bonds
Series C
5.00%, due 6/1/48	4,860,000	5,616,548
City of Santa Ana CA, Gas Tax, Revenue Bonds
4.00%, due 1/1/38	1,360,000	1,524,002
CMFA Special Finance Agency, Solana at Grand, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 8/1/56 (b)	2,500,000	2,472,285
CMFA Special Finance Agency VIII, Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (b)	4,500,000	3,502,309
CSCDA Community Improvement Authority, 1818 Platinum Triangle-Anaheim, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 4/1/57 (b)	11,500,000	9,878,976
CSCDA Community Improvement Authority, Millennium South Bay-Hawthorne, Revenue Bonds
Series A-2
3.25%, due 7/1/56 (b)	3,250,000	2,750,638
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
4.00%, due 9/1/56 (b)	1,000,000	1,001,554
CSCDA Community Improvement Authority, Parrallel-Anaheim, Revenue Bonds
Series A
4.00%, due 8/1/56 (b)	6,250,000	6,045,447
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (b)	3,250,000	2,602,416
CSCDA Community Improvement Authority, Renaissance at City Center, Revenue Bonds
Series A
5.00%, due 7/1/51 (b)	2,000,000	2,065,120
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (b)	4,500,000	3,804,851
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,032,994

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
FHLMC Multifamily VRD Certificates, VRD Certificates, Revenue Bonds
Series M-057
2.40%, due 10/15/29	$ 2,995,000	$ 3,047,363
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	30,000,000	4,793,586
Series A-2
5.30%, due 6/1/37 (a)	1,780,000	1,808,636
Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds
Series A
5.625%, due 6/1/47	1,025,000	1,025,348
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.25%, due 7/1/33	1,100,000	1,165,776
5.50%, due 7/1/43	3,500,000	3,721,543
Imperial Irrigation District Electric System, Revenue Bonds
Series C
5.00%, due 11/1/37	1,000,000	1,136,150
Series B-2
5.00%, due 11/1/41	5,475,000	6,280,886
Livermore Valley Water Financing Authority, Alameda County Flood Control & Water Conservation District Zone No. 7, Revenue Bonds
Series A
5.00%, due 7/1/47	3,945,000	4,614,678
Lodi Public Financing Authority, Electric System, Revenue Bonds
Insured: AGM
5.00%, due 9/1/31	1,330,000	1,586,650
Insured: AGM
5.00%, due 9/1/32	1,650,000	1,960,621
Los Angeles County Facilities, Inc., County of Los Angeles, Revenue Bonds
Series A
5.00%, due 12/1/38	1,910,000	2,329,162
Los Angeles County Metropolitan Transportation Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/40	1,625,000	2,070,358
Los Angeles County Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A
4.00%, due 6/1/37	3,000,000	3,470,713
Montclair Financing Authority, Public Facilities Project, Revenue Bonds
Insured: AGM
5.00%, due 10/1/32	1,000,000	1,098,346
Mountain House Public Financing Authority, Green Bond, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/40	1,380,000	1,572,521
Orange City Public Facilities Financing Authority, City of Orange, Revenue Bonds
Series A
4.00%, due 11/1/50	2,000,000	2,247,858
Orange County Local Transportation Authority, Sales Tax, Revenue Bonds
4.00%, due 2/15/38	10,000,000	11,394,061

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Pico Rivera Public Financing Authority, City of Pico Rivera, Revenue Bonds
Insured: NATL
5.25%, due 9/1/34	$ 1,560,000	$ 1,807,403
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax, Revenue Bonds
Series A, Insured: AGC
4.50%, due 7/1/36	1,100,000	1,116,585
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds (c)(d)
Series S, Insured: COMMWLTH GTD
5.00%, due 7/1/24	1,305,000	1,417,556
Series N, Insured: COMMWLTH GTD
5.00%, due 7/1/32	3,230,000	3,557,037
Insured: COMMWLTH GTD
5.25%, due 7/1/29	1,790,000	1,982,425
Insured: COMMWLTH GTD
5.25%, due 7/1/33	1,500,000	1,651,875
Series U, Insured: COMMWLTH GTD
5.25%, due 7/1/42	3,000,000	3,097,500
Series S, Insured: COMMWLTH GTD
5.75%, due 7/1/22	2,000,000	2,227,500
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
4.50%, due 7/1/34	1,500,000	1,603,675
Series A-1
4.75%, due 7/1/53	1,000,000	1,100,105
Series A-1
5.00%, due 7/1/58	17,000,000	18,938,449
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	5,000,000	5,587,264
San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds
Series C, Insured: NATL
5.50%, due 6/1/37	1,150,000	1,309,377
San Diego County Regional Transportation Commission, Green Bond, Revenue Bonds
Series A
5.00%, due 4/1/38	1,000,000	1,253,502
Series A
5.00%, due 4/1/39	1,000,000	1,251,763
Series A
5.00%, due 4/1/40	675,000	843,588
Series A
5.00%, due 4/1/44	2,800,000	3,474,990
San Francisco Bay Area Rapid Transit District, Sales Tax, Revenue Bonds
Series A
4.00%, due 7/1/36	1,850,000	2,072,830
San Joaquin County Transportation Authority, Sales Tax Revenue, Revenue Bonds
Series K
5.00%, due 3/1/37	1,705,000	1,987,513

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
San Mateo Joint Powers Financing Authority, Capital Projects, Revenue Bonds
Series A
5.00%, due 7/15/43	$ 3,000,000	$ 3,623,561
South Bayside Waste Management Authority, Green Bond, Revenue Bonds
Series B, Insured: AGM
5.00%, due 9/1/25 (f)	50,000	56,295
Series B, Insured: AGM
5.00%, due 9/1/25 (f)	1,465,000	1,653,278
Series B, Insured: AGM
5.00%, due 9/1/27 (f)	55,000	65,073
Series B, Insured: AGM
5.00%, due 9/1/27 (f)	1,615,000	1,909,836
Series B, Insured: AGM
5.00%, due 9/1/29 (f)	15,000	18,470
Series B, Insured: AGM
5.00%, due 9/1/29 (f)	405,000	495,159
Series B, Insured: AGM
5.00%, due 9/1/30 (f)	25,000	30,784
Series B, Insured: AGM
5.00%, due 9/1/30 (f)	690,000	839,069
Series B, Insured: AGM
5.00%, due 9/1/31 (f)	15,000	18,470
Series B, Insured: AGM
5.00%, due 9/1/31 (f)	395,000	476,740
Series 2019A, Insured: AGM
5.00%, due 9/1/32	15,000	18,651
Series 2019A, Insured: AGM
5.00%, due 9/1/32	485,000	589,193
Series 2019A, Insured: AGM
5.00%, due 9/1/39	80,000	99,473
Series 2019A, Insured: AGM
5.00%, due 9/1/39	2,450,000	2,951,991
Stockton Public Financing Authority, Water Revenue, Green Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 10/1/37	2,500,000	2,785,664
Series A, Insured: BAM
5.00%, due 10/1/32	1,275,000	1,538,165
Series A, Insured: BAM
5.00%, due 10/1/34	1,500,000	1,807,105
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
5.00%, due 11/15/27	1,000,000	1,120,863
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds, Senior Lien
(zero coupon), due 6/1/60	12,500,000	2,678,061
4.00%, due 6/1/49	1,000,000	1,094,096

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series A
5.00%, due 6/1/48	$ 2,400,000	$ 2,826,093
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29	1,500,000	1,504,287
Series A
5.00%, due 10/1/32	1,250,000	1,250,026
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A
6.00%, due 10/1/39	760,000	762,066
Series A
6.625%, due 10/1/29	280,000	282,644
Series A
6.75%, due 10/1/37	2,450,000	2,473,138
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds, Senior Lien
Series A
5.00%, due 10/1/25	600,000	603,322
Virgin Islands Public Finance Authority, United States Virgin Islands Federal Excise Tax, Revenue Bonds
Series A, Insured: AGM-CR
5.00%, due 10/1/32	1,205,000	1,229,825
West Hollywood Public Financing Authority, City of West Hollywood, Revenue Bonds
Series A
3.00%, due 4/1/42	3,300,000	3,454,386
		282,257,576
Transportation 10.5%
Alameda Corridor Transportation Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.00%, due 10/1/29	1,000,000	1,062,721
Antonio B Won Pat International Airport Authority, Revenue Bonds (f)
Series C, Insured: AGM
6.00%, due 10/1/34	720,000	778,107
Series C, Insured: AGM
6.00%, due 10/1/34	280,000	300,463
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (f)
Series A, Insured: AGM
3.25%, due 12/31/32	1,000,000	1,069,190
Series A
5.00%, due 6/30/31	3,100,000	3,603,553
City of Long Beach CA, Harbor, Revenue Bonds
Series A
5.00%, due 5/15/36	1,000,000	1,229,182
Series A
5.00%, due 5/15/37	1,000,000	1,229,072
Series A
5.00%, due 5/15/38	2,000,000	2,454,178

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
City of Los Angeles CA, Department of Airports, Revenue Bonds
Series D
4.00%, due 5/15/51 (f)	$ 4,500,000	$ 4,986,443
Series B
5.00%, due 5/15/25 (f)	710,000	794,632
Series D
5.00%, due 5/15/26 (f)	1,000,000	1,143,457
Series A
5.00%, due 5/15/29 (f)	3,125,000	3,778,821
Series A
5.00%, due 5/15/31 (f)	2,815,000	3,258,162
Series E
5.00%, due 5/15/37 (f)	1,250,000	1,508,849
Series F
5.00%, due 5/15/37 (f)	875,000	1,050,818
Series A
5.00%, due 5/15/40	6,175,000	7,620,107
Series A
5.25%, due 5/15/48 (f)	1,375,000	1,627,924
City of Los Angeles CA, Department of Airports, Revenue Bonds, Senior Lien
Series B
4.00%, due 5/15/39	5,000,000	5,761,716
City of Palm Springs CA, Airport Passenger Facility Charge, Revenue Bonds (f)
Insured: BAM
5.00%, due 6/1/30	640,000	708,579
Insured: BAM
5.00%, due 6/1/31	1,130,000	1,250,697
County of Sacramento CA, Airport System, Revenue Bonds
Series C
5.00%, due 7/1/38 (f)	3,000,000	3,557,894
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C
4.00%, due 1/15/43	525,000	583,051
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	1,500,000	1,658,066
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds (f)
Series A, Insured: BAM
4.00%, due 3/1/42	4,755,000	5,213,114
Series A
5.00%, due 3/1/32	2,000,000	2,465,030
Series A
5.00%, due 3/1/41	2,500,000	2,872,503
Series A
5.00%, due 3/1/47	4,390,000	5,028,800
Peninsula Corridor Joint Powers Board, Farebox, Revenue Bonds
Series A
5.00%, due 10/1/32	500,000	610,474

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Peninsula Corridor Joint Powers Board, Farebox, Revenue Bonds
Series A
5.00%, due 10/1/33	$ 500,000	$ 610,226
Series A
5.00%, due 10/1/34	500,000	609,524
Series A
5.00%, due 10/1/35	350,000	426,211
Series A
5.00%, due 10/1/44	4,035,000	4,564,089
Port of Oakland, Revenue Bonds (f)
Series D
5.00%, due 11/1/28	2,250,000	2,651,119
Series D
5.00%, due 11/1/29	1,850,000	2,176,058
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series D, Insured: AGM
5.00%, due 7/1/32	1,205,000	1,214,662
Series G, Insured: AGC-ICC
5.00%, due 7/1/42	40,000	40,321
Insured: AMBAC
5.50%, due 7/1/26	460,000	475,954
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1
3.00%, due 6/1/49	5,000,000	5,099,541
Series B-1
4.00%, due 6/1/46	7,500,000	8,511,844
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series H
5.00%, due 5/1/27 (f)	7,000,000	8,174,720
Series D
5.00%, due 5/1/30	2,595,000	3,175,821
Series D
5.00%, due 5/1/31	2,200,000	2,691,781
Series D
5.00%, due 5/1/38	4,600,000	5,565,514
Series E
5.00%, due 5/1/45 (f)	3,460,000	4,093,710
Series E
5.00%, due 5/1/50 (f)	4,100,000	4,827,388
San Francisco Municipal Transportation Agency, Revenue Bonds
5.00%, due 3/1/44	1,500,000	1,623,944
San Francisco Municipal Transportation Agency, Green Bond, Revenue Bonds
Series C
5.00%, due 3/1/51	1,170,000	1,447,723
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	4,000,000	4,380,557

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/49	$ 500,000	$ 545,667
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/44	3,449,000	3,925,139
Series A
4.00%, due 1/15/50	499,000	561,064
		134,598,180
Utilities 2.6%
City of Riverside CA, Electric, Revenue Bonds
Series A
5.00%, due 10/1/31	750,000	920,075
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	1,000,000	1,022,522
Series A
5.00%, due 10/1/40	1,000,000	1,118,956
Los Angeles Department of Water & Power System, Revenue Bonds
Series C
5.00%, due 7/1/37	2,860,000	3,525,982
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	460,000	465,672
Series SS, Insured: NATL
5.00%, due 7/1/22	640,000	654,722
Series UU, Insured: AGM
5.00%, due 7/1/24	225,000	229,629
Series XX-RSA-1
5.25%, due 7/1/40 (c)(d)	1,000,000	1,036,250
Sacramento Municipal Utility District, Electric Revenue, Green Bonds, Revenue Bonds
Series H
4.00%, due 8/15/45	7,500,000	8,553,644
Series G
5.00%, due 8/15/37	8,000,000	9,904,584
Turlock Irrigation District, Revenue Bonds
5.00%, due 1/1/38	600,000	744,733
5.00%, due 1/1/39	500,000	619,773
5.00%, due 1/1/44	3,165,000	3,877,503
		32,674,045
Water & Sewer 6.8%
City of Clovis CA, Wastewater, Revenue Bonds
Insured: AGM
5.25%, due 8/1/29	500,000	565,935

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
City of Culver City CA, Wastewater Facilities, Revenue Bonds
Series A
4.00%, due 9/1/44	$ 1,690,000	$ 1,924,083
City of Oxnard CA, Wastewater, Revenue Bonds
Insured: BAM
4.00%, due 6/1/32	1,920,000	2,169,527
Insured: BAM
4.00%, due 6/1/34	2,080,000	2,347,890
Insured: BAM
5.00%, due 6/1/30	1,340,000	1,600,888
City of Oxnard CA, Water System, Revenue Bonds
Insured: BAM
5.00%, due 6/1/35	1,125,000	1,339,810
City of San Francisco CA, Public Utilities Commission Water, Green Bond, Revenue Bonds
Series A
4.00%, due 11/1/50	4,000,000	4,523,974
City of Vernon CA, Water System, Revenue Bonds
Series A, Insured: AGM
3.375%, due 8/1/40	650,000	679,143
Series A, Insured: AGM
3.50%, due 8/1/45	725,000	757,175
Series A, Insured: AGM
5.00%, due 8/1/30	985,000	1,197,826
Series A, Insured: AGM
5.00%, due 8/1/35	1,000,000	1,206,687
Colton Utility Authority, Revenue Bonds
Insured: AGM
4.00%, due 3/1/47	2,500,000	2,657,963
Contra Costa Water District, Revenue Bonds
Series V
5.00%, due 10/1/44	6,000,000	7,407,293
Eastern Municipal Water District, Water & Wastewater, Revenue Bonds
Series A
5.00%, due 7/1/45	2,850,000	3,251,060
Eastern Municipal Water District Financing Authority, Water & Wastewater, Revenue Bonds
Series A
4.00%, due 7/1/37	1,700,000	1,992,229
Series A
4.00%, due 7/1/38	1,500,000	1,752,012
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	6,290,000	6,990,772
Series A
5.00%, due 1/1/50	2,500,000	2,941,409
Los Angeles County Sanitation Districts Financing Authority, Green Bond, Revenue Bonds
Series A
4.00%, due 10/1/33	1,000,000	1,100,902

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Los Angeles Department of Water & Power System, Revenue Bonds
Series A
5.00%, due 7/1/35	$ 1,500,000	$ 1,748,006
Moulton-Niguel Water District, Revenue Bonds
5.00%, due 9/1/39	3,685,000	4,521,679
Oxnard Financing Authority, Waste Water, Revenue Bonds
Insured: AGM
5.00%, due 6/1/34	1,000,000	1,080,165
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (b)
Series B
5.00%, due 7/1/28	1,330,000	1,597,387
Series B
5.00%, due 7/1/33	305,000	378,935
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 7/1/33	900,000	1,118,170
Series A
5.00%, due 7/1/33 (g)	8,000,000	9,884,295
Series A
5.00%, due 7/1/37	450,000	553,105
Series A
5.00%, due 7/1/37 (g)	800,000	982,121
Rancho Water District Financing Authority, Revenue Bonds
Series A
4.00%, due 8/1/37	2,750,000	3,196,527
San Diego County Water Authority, Green Bond, Revenue Bonds
Series B
4.00%, due 5/1/38	5,000,000	5,883,824
San Joaquin Area Flood Control Agency, California Smith Canal Area Assessment, Special Assessment
Insured: AGM
3.00%, due 10/1/32	660,000	699,326
Insured: AGM
3.00%, due 10/1/34	700,000	740,359
Insured: AGM
3.25%, due 10/1/40	2,000,000	2,130,781
Insured: AGM
3.375%, due 10/1/45	1,250,000	1,331,006
Insured: AGM
3.375%, due 10/1/50	1,000,000	1,058,536
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds
4.00%, due 8/1/36	2,025,000	2,249,102
Silicon Valley Clean Water, Revenue Bonds
5.00%, due 8/1/45	500,000	566,261
Watereuse Finance Authority, Vallejo Sanitation And Flood Control District Refunding Program, Revenue Bonds
Series A
5.50%, due 5/1/36	500,000	546,267

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
West Sacramento Financing Authority, Water Capital Projects, Revenue Bonds
Insured: BAM
4.00%, due 10/1/39	$ 300,000	$ 332,511
		87,004,941
Total Long-Term Municipal Bonds (Cost $1,169,200,418)		1,204,251,024
Short-Term Municipal Notes 2.0%
General Obligation 1.0%
State of California, Unlimited General Obligation
Series A
0.03%, due 5/1/48 (h)	13,200,000	13,200,000
Hosiptal 0.5%
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2021-XF2962
0.08%, due 8/15/51 (b)(h)	6,000,000	6,000,000
Housing 0.3%
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2021-XL0192, Insured: BAM
0.11%, due 5/15/54 (b)(h)	4,000,000	4,000,000
Other Revenue 0.1%
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series C
2.625%, due 11/1/33 (h)	1,655,000	1,705,603
Water & Sewer 0.1%
Metropolitan Water District of Southern California, Revenue Bonds
Series A
0.09%, due 7/1/47 (h)	800,000	800,000
Metropolitan Water District of Southern California, Special Variable Rate, Revenue Bonds
Series A-2
0.09%, due 7/1/37 (h)	560,000	560,000
		1,360,000
Total Short-Term Municipal Notes (Cost $26,257,373)		26,265,603
Total Municipal Bonds (Cost $1,195,457,791)		1,230,516,627

	Shares	Value
Closed-End Fund 1.2%
California 1.2%
Invesco California Value Municipal Income Trust, 1.11%, due 12/1/22 (b)(i)	15,000,000	$ 15,000,000
Total Closed-End Fund (Cost $15,000,000)		15,000,000
Short-Term Investment 0.8%
Unaffiliated Investment Company 0.8%
BlackRock Liquidity Funds MuniCash, 0.005% (j)	9,666,365	9,666,365
Total Short-Term Investment (Cost $9,666,365)		9,666,365
Total Investments (Cost $1,220,124,156)	98.5%	1,255,182,992
Other Assets, Less Liabilities	1.5	19,523,943
Net Assets	100.0%	$ 1,274,706,935

†	Percentages indicated are based on Fund net assets.
(a)	Step coupon—Rate shown was the rate in effect as of January 31, 2022.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2022.
(f)	Interest on these securities was subject to alternative minimum tax.
(g)	Delayed delivery security.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Floating rate—Rate shown was the rate in effect as of January 31, 2022.
(j)	Current yield as of January 31, 2022.
Futures Contracts
As of January 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(300)	March 2022	$ (38,699,310)	$ (38,390,625)	$ 308,685
U.S. Treasury Long Bonds	(300)	March 2022	(46,613,550)	(46,687,500)	(73,950)
Net Unrealized Appreciation					$ 234,735

1.	As of January 31, 2022, cash in the amount of $1,500,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2022.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
COMMWLTH GTD—Commonwealth Guaranteed
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
ICC—Insured Custody Certificates
NATL—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,204,251,024	$ —	$ 1,204,251,024
Short-Term Municipal Notes	—	26,265,603	—	26,265,603
Total Municipal Bonds	—	1,230,516,627	—	1,230,516,627
Closed-End Fund	—	15,000,000	—	15,000,000
Short-Term Investment
Unaffiliated Investment Company	9,666,365	—	—	9,666,365
Total Investments in Securities	9,666,365	1,245,516,627	—	1,255,182,992
Other Financial Instruments
Futures Contracts (b)	308,685	—	—	308,685
Total Other Financial Instruments	308,685	—	—	308,685
Total Investments in Securities and Other Financial Instruments	$ 9,975,050	$ 1,245,516,627	$ —	$ 1,255,491,677
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (73,950)	$ —	$ —	$ (73,950)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Growth Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 98.8%
Aerospace & Defense 1.1%
Airbus SE, ADR (a)	156,778	$ 4,965,159
Northrop Grumman Corp.	13,659	5,052,464
		10,017,623
Automobiles 1.4%
Rivian Automotive, Inc., Class A (a)(b)	40,945	2,691,724
Tesla, Inc. (a)	10,453	9,791,534
		12,483,258
Beverages 2.0%
Constellation Brands, Inc., Class A	73,510	17,477,003
Monster Beverage Corp. (a)	3,814	330,750
		17,807,753
Biotechnology 0.8%
Seagen, Inc. (a)	57,467	7,729,886
Capital Markets 3.7%
Blackstone, Inc.	77,429	10,218,305
Coinbase Global, Inc., Class A (a)	24,505	4,659,626
MarketAxess Holdings, Inc.	22,718	7,825,896
S&P Global, Inc.	25,468	10,574,823
		33,278,650
Commercial Services & Supplies 1.2%
Copart, Inc. (a)	85,866	11,098,180
Consumer Finance 1.0%
American Express Co.	48,495	8,720,371
Electronic Equipment, Instruments & Components 0.2%
CDW Corp.	10,287	1,944,757
Entertainment 0.3%
ROBLOX Corp., Class A (a)	37,205	2,450,321
Equity Real Estate Investment Trusts 0.4%
Equinix, Inc.	5,275	3,823,848
Health Care Equipment & Supplies 3.5%
ABIOMED, Inc. (a)	37,389	11,062,284
Align Technology, Inc. (a)	16,529	8,181,194
Boston Scientific Corp. (a)	291,366	12,499,601
		31,743,079
Health Care Providers & Services 1.9%
UnitedHealth Group, Inc.	36,470	17,234,628

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc., Class A (a)	88,738	$ 13,662,990
Hilton Worldwide Holdings, Inc. (a)	36,264	5,262,269
		18,925,259
Insurance 1.2%
Marsh & McLennan Cos., Inc.	47,379	7,279,309
Progressive Corp. (The)	29,386	3,193,083
		10,472,392
Interactive Media & Services 12.3%
Alphabet, Inc., Class C (a)	21,566	58,529,477
Match Group, Inc. (a)	53,653	6,046,693
Meta Platforms, Inc., Class A (a)	87,602	27,442,203
Snap, Inc., Class A (a)	158,401	5,154,369
ZoomInfo Technologies, Inc., Class A (a)	262,419	13,871,468
		111,044,210
Internet & Direct Marketing Retail 4.6%
Amazon.com, Inc. (a)	13,821	41,345,107
IT Services 14.0%
Affirm Holdings, Inc. (a)	31,843	2,040,181
Block, Inc., Class A (a)	76,185	9,316,664
Fidelity National Information Services, Inc.	145,524	17,451,238
FleetCor Technologies, Inc. (a)	61,110	14,560,069
Global Payments, Inc.	116,042	17,392,375
Mastercard, Inc., Class A	100,179	38,707,162
PayPal Holdings, Inc. (a)	51,725	8,893,597
Shopify, Inc., Class A (a)	5,464	5,268,607
Snowflake, Inc., Class A (a)	13,237	3,652,088
Visa, Inc., Class A	40,884	9,246,734
		126,528,715
Life Sciences Tools & Services 1.7%
Illumina, Inc. (a)	30,615	10,679,124
Mettler-Toledo International, Inc. (a)	3,194	4,703,740
		15,382,864
Machinery 0.2%
IDEX Corp.	10,129	2,182,192
Pharmaceuticals 0.8%
Zoetis, Inc.	37,168	7,425,795
Professional Services 2.6%
IHS Markit Ltd.	63,589	7,426,559
Legalzoom.com, Inc. (a)(b)	5,423	86,117

	Shares	Value
Common Stocks
Professional Services
TransUnion	158,815	$ 16,377,003
		23,889,679
Road & Rail 0.7%
Uber Technologies, Inc. (a)	182,246	6,816,000
Semiconductors & Semiconductor Equipment 7.8%
Advanced Micro Devices, Inc. (a)	197,067	22,514,905
Marvell Technology, Inc.	139,818	9,983,005
Microchip Technology, Inc.	179,013	13,869,927
Monolithic Power Systems, Inc.	7,617	3,069,118
NVIDIA Corp.	86,363	21,146,844
		70,583,799
Software 23.5%
Adobe, Inc. (a)	36,270	19,379,061
Autodesk, Inc. (a)	51,320	12,819,223
Avalara, Inc. (a)	79,847	8,752,828
Ceridian HCM Holding, Inc. (a)	90,392	6,853,521
HashiCorp, Inc., Class A (a)(b)	6,314	419,187
Intuit, Inc.	16,244	9,019,156
Microsoft Corp.	274,168	85,260,765
nCino, Inc. (a)(b)	124,352	5,699,052
Qualtrics International, Inc., Class A (a)	13,527	395,935
RingCentral, Inc., Class A (a)	42,264	7,459,173
salesforce.com, Inc. (a)	83,711	19,473,690
SentinelOne, Inc., Class A (a)	37,704	1,687,254
ServiceNow, Inc. (a)	25,025	14,659,145
UiPath, Inc., Class A (a)	230,304	8,413,005
Workday, Inc., Class A (a)	51,756	13,094,786
		213,385,781
Specialty Retail 0.3%
Burlington Stores, Inc. (a)	10,478	2,482,553
Technology Hardware, Storage & Peripherals 8.4%
Apple, Inc.	434,751	75,985,780
Textiles, Apparel & Luxury Goods 1.1%
Lululemon Athletica, Inc. (a)	31,108	10,382,606
Total Common Stocks (Cost $675,504,409)		895,165,086
Short-Term Investments 1.8%
Affiliated Investment Company 1.1%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	9,971,082	9,971,083

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.7%
Wells Fargo Government Money Market Fund, 0.025% (c)(d)	6,173,414	$ 6,173,414
Total Short-Term Investments (Cost $16,144,497)		16,144,497
Total Investments (Cost $691,648,906)	100.6%	911,309,583
Other Assets, Less Liabilities	(0.6)	(5,177,894)
Net Assets	100.0%	$ 906,131,689

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $6,437,260; the total market value of collateral held by the Fund was $6,579,239. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $405,825. The Fund received cash collateral with a value of $6,173,414.
(c)	Current yield as of January 31, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 895,165,086	$ —	$ —	$ 895,165,086
Short-Term Investments
Affiliated Investment Company	9,971,083	—	—	9,971,083
Unaffiliated Investment Company	6,173,414	—	—	6,173,414
Total Short-Term Investments	16,144,497	—	—	16,144,497
Total Investments in Securities	$ 911,309,583	$ —	$ —	$ 911,309,583

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Municipal Bond Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Municipal Bonds 97.6%
Long-Term Municipal Bonds 87.0%
Alabama 0.6%
Alabama Special Care Facilities Financing Authority-Birmingham AL, Methodist Home for the Aging, Revenue Bonds
5.75%, due 6/1/45	$ 1,250,000	$ 1,315,795
County of Jefferson AL, Sewer, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.50%, due 10/1/53	11,960,000	13,047,133
County of Jefferson AL, Sewer, Revenue Bonds, Sub. Lien
Series D
6.00%, due 10/1/42	2,500,000	2,816,145
Homewood Educational Building Authority, Samford University Project, Revenue Bonds
Series A
4.00%, due 12/1/33	400,000	450,707
Series A
4.00%, due 12/1/35	1,000,000	1,117,991
Series A
4.00%, due 12/1/36	615,000	686,835
Series A
4.00%, due 12/1/37	650,000	724,316
Series A
4.00%, due 12/1/39	1,760,000	1,955,139
Series A
4.00%, due 12/1/41	2,750,000	3,046,081
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	5,080,000	5,403,879
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49	3,000,000	3,200,282
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds (a)
Series A
4.50%, due 5/1/32	7,808,245	8,136,179
Series A
5.25%, due 5/1/44	32,250,000	35,037,216
		76,937,698
Alaska 0.2%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
Series A
4.00%, due 10/1/44	10,000,000	11,025,352
Series A
4.00%, due 10/1/49	6,140,000	6,726,367
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,795,000	1,974,542
Series A
5.00%, due 6/1/50	3,485,000	3,790,079
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/50	2,255,000	2,487,469

	Principal Amount	Value
Long-Term Municipal Bonds
Alaska
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-1, Class 2
4.00%, due 6/1/50	$ 1,500,000	$ 1,639,124
		27,642,933
Arizona 1.4%
Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds
Series A
5.00%, due 2/1/42	7,945,000	7,945,000
Arizona Industrial Development Authority, GreatHearts Arizona Project, Revenue Bonds
Series A, Insured: SD CRED PROG
3.00%, due 7/1/46	4,565,000	4,606,505
Series A, Insured: SD CRED PROG
3.00%, due 7/1/52	9,875,000	9,938,559
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	2,500,000	2,744,422
Series A, Insured: BAM
5.00%, due 6/1/58	5,750,000	6,719,322
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/46	4,655,000	5,183,597
Series A
4.00%, due 11/1/51	12,710,000	14,102,125
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	1,000,000	1,086,085
Series A
5.00%, due 10/1/45	1,875,000	2,191,932
Arizona Industrial Development Authority, Macombs Facility Project, Revenue Bonds
Series A
4.00%, due 7/1/61	6,500,000	6,935,395
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/61	1,000,000	1,039,726
Arizona Industrial Development Authority, Idaho State Tax Commission, Linder Village Project, Revenue Bonds
5.00%, due 6/1/31 (a)	4,000,000	4,574,855
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (a)
Series B
5.00%, due 3/1/37	3,280,000	3,675,537
Series B
5.00%, due 3/1/42	3,435,000	3,811,449
Arizona Industrial Development Authority, Mater Academy of Nevada, Bonanza Campus Project, Revenue Bonds
Series A
5.00%, due 12/15/50 (a)	1,500,000	1,663,316
Arizona Industrial Development Authority, Provident Group, Eastern Michigan University Parking Project, Revenue Bonds
5.00%, due 5/1/51	1,000,000	1,023,441

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Industrial Development Authority, Basis Schools Project, Revenue Bonds
Series A
5.375%, due 7/1/50 (a)	$ 1,500,000	$ 1,679,130
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (a)
6.00%, due 7/1/37	3,035,000	3,557,929
6.00%, due 7/1/47	6,935,000	8,036,294
City of Phoenix AZ, Basis Schools Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/35	1,700,000	1,854,520
Series A
5.00%, due 7/1/45	1,000,000	1,083,005
Series A
5.00%, due 7/1/46	4,120,000	4,460,572
City of Phoenix AZ, Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	1,000,000	1,154,973
Series A
5.00%, due 7/1/59	2,200,000	2,514,045
City of Phoenix AZ, Villa Montessori, Inc. Project, Revenue Bonds
5.00%, due 7/1/45	2,150,000	2,323,562
City of Phoenix AZ, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	870,000	870,905
Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
6.00%, due 7/1/43	2,450,000	2,622,956
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.125%, due 7/1/33 (b)	2,000,000	1,849,313
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	8,500,000	9,381,179
Industrial Development Authority of the County of Pima (The), American Leadership Academy, Inc., Revenue Bonds (a)(c)
4.00%, due 6/15/41	6,000,000	6,131,339
4.00%, due 6/15/57	4,500,000	4,517,230
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	1,465,000	1,496,275
Industrial Development Authority of the County of Pima (The), American Leadership AC, Revenue Bonds
5.625%, due 6/15/45 (a)	3,985,000	4,325,705
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
Series A
4.00%, due 7/1/51 (a)	1,750,000	1,876,227
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	3,231,035
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A
3.60%, due 2/1/40	14,400,000	15,385,915

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series B
3.60%, due 4/1/40	$ 9,000,000	$ 9,616,197
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds (b)
Series A
(zero coupon), due 10/1/33 (a)	5,290,000	5,374,089
Series B
(zero coupon), due 10/1/33	2,000,000	2,031,792
		172,615,453
Arkansas 0.6%
Arkansas Development Finance Authority, Washington Regional Medical Center, Revenue Bonds
4.00%, due 2/1/42	6,725,000	7,422,270
Series C
5.00%, due 2/1/33	1,425,000	1,553,044
Series C
5.00%, due 2/1/35	1,170,000	1,272,654
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	727,272
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds
4.50%, due 9/1/49 (a)(b)	12,250,000	13,227,272
Arkansas Development Finance Authority, Big River Steel Project, Green Bond, Revenue Bonds
Series A
4.75%, due 9/1/49 (a)(b)	46,500,000	51,260,968
		75,463,480
California 8.2%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL
(zero coupon), due 10/1/35	3,440,000	2,400,840
Antelope Valley Healthcare District, Antelope Valley Healthcare District Obligated Group, Revenue Bonds
Series A
5.00%, due 3/1/46	1,095,000	1,179,857
Bassett Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series C, Insured: NATL
(zero coupon), due 8/1/41	2,050,000	1,185,581
Series C, Insured: NATL
(zero coupon), due 8/1/42	2,000,000	1,116,089
California Community Housing Agency, Fountains at Emerald, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,500,000	2,042,493
California Community Housing Agency, Essential Housing, Revenue Bonds
Series A
4.00%, due 2/1/56 (a)	2,000,000	1,862,915
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien (a)
Series A1
4.00%, due 2/1/56	22,000,000	21,959,340

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien (a)
Series A-1
4.00%, due 2/1/56	$ 1,500,000	$ 1,510,623
California Community Housing Agency, Essential Housing, Serenity at Larkspur Apartments, Revenue Bonds
Series A
5.00%, due 2/1/50 (a)	11,345,000	11,552,123
California Community Housing Agency, Essential Housing Arbors Apartments, Revenue Bonds
Series A
5.00%, due 8/1/50 (a)	10,000,000	10,299,984
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
4.00%, due 4/1/44	8,215,000	9,081,328
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC, Revenue Bonds
Series B
4.00%, due 11/1/46	1,700,000	1,914,810
Series B
4.00%, due 11/1/51	1,750,000	1,965,595
Series B
4.00%, due 11/1/56	1,000,000	1,112,438
California Infrastructure and Economic Development Bank, Wonderful Foundations Charter School Portfolio Project, Revenue Bonds
Series A
5.00%, due 1/1/55 (a)	3,325,000	3,570,288
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
3.00%, due 10/1/46	5,000,000	4,915,115
3.00%, due 10/1/49	4,170,000	4,088,033
California Municipal Finance Authority, Orchard Park Student Housing Project, Revenue Bonds
Insured: BAM
3.00%, due 5/15/54	2,150,000	2,163,650
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
3.25%, due 12/31/32 (b)	5,965,000	6,377,718
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (b)	21,275,000	23,436,642
California Municipal Finance Authority, HumanGood California, Revenue Bonds
4.00%, due 10/1/46	2,000,000	2,229,021
California Municipal Finance Authority, William Jessup University, Revenue Bonds
5.00%, due 8/1/28	1,000,000	1,104,839
5.00%, due 8/1/48	2,675,000	2,873,684
California Municipal Finance Authority, LINX APM Project, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 12/31/43	36,000,000	41,421,892
Series B
5.00%, due 6/1/48	3,000,000	3,425,276
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	2,665,000	2,924,198

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, Northbay Healthcare Group, Revenue Bonds
Series A
5.00%, due 11/1/47	$ 5,515,000	$ 6,142,656
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/48	20,000,000	23,129,350
5.00%, due 5/15/51	20,000,000	23,072,506
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/49 (a)	2,000,000	2,184,011
California Municipal Finance Authority, Partnerships to Uplift Community Project, Revenue Bonds
Series A
5.30%, due 8/1/47	1,525,000	1,540,369
California Municipal Finance Authority, Baptist University, Revenue Bonds (a)
Series A
5.375%, due 11/1/40	3,000,000	3,353,321
Series A
5.50%, due 11/1/45	6,000,000	6,692,192
California Public Finance Authority, Enso Village Project, Revenue Bonds (a)
Series B-2
2.375%, due 11/15/28	1,500,000	1,506,325
Series A
5.00%, due 11/15/46	700,000	782,180
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	5,515,000	6,264,589
California Public Finance Authority, California University of Science & Medicine, Revenue Bonds
7.50%, due 7/1/36 (a)	9,500,000	10,786,079
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
2.75%, due 11/1/60	10,000,000	7,947,797
California School Finance Authority, Granada Hills Charter High School Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/48 (a)	675,000	725,544
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/61 (a)	5,000,000	5,166,511
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (a)	3,000,000	3,310,313
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds
Series A
5.00%, due 8/1/50 (a)	1,800,000	2,063,065
California School Finance Authority, Teach Public Schools Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/58 (a)	2,000,000	2,113,382
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series 2021 A
4.00%, due 9/2/41	2,000,000	2,222,061

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	$ 2,185,000	$ 2,406,421
5.00%, due 1/1/43	7,500,000	8,718,470
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/36	2,250,000	2,504,869
Series A
5.00%, due 6/1/46	2,000,000	2,204,809
Series A
5.00%, due 6/1/51	1,250,000	1,423,305
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds
Series A
5.00%, due 12/1/41 (a)	1,700,000	1,918,919
Series A
5.00%, due 12/1/46 (a)	4,545,000	5,120,122
Series A
5.25%, due 12/1/56 (a)	20,000,000	22,690,902
Series A
5.50%, due 12/1/54	3,800,000	4,206,089
Series A
5.50%, due 12/1/58 (a)	24,275,000	28,636,414
California Statewide Communities Development Authority, Redlands Community Hospital, Revenue Bonds
5.00%, due 10/1/46	1,560,000	1,762,329
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	2,000,000	2,285,466
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.625%, due 11/1/33	680,000	722,145
5.875%, due 11/1/43	435,000	462,160
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43	3,535,000	3,801,018
California Statewide Financing Authority, Tobacco Settlement Asset-Backed, Revenue Bonds
Series C
(zero coupon), due 6/1/55 (a)	128,700,000	11,532,858
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL
(zero coupon), due 8/1/23	925,000	907,263
Series A, Insured: NATL
(zero coupon), due 8/1/26	1,085,000	995,433
City of Los Angeles CA, Department of Airports, Revenue Bonds, Senior Lien
Series C
4.00%, due 5/15/50 (b)	29,845,000	32,695,293
CMFA Special Finance Agency, Latitude33, Revenue Bonds
Series A-1
3.00%, due 12/1/56 (a)	4,500,000	3,631,946
CMFA Special Finance Agency, Solana at Grand, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 8/1/56 (a)	2,000,000	1,977,828

	Principal Amount	Value
Long-Term Municipal Bonds
California
CSCDA Community Improvement Authority, Millennium South Bay-Hawthorne, Revenue Bonds
Series A-2
3.25%, due 7/1/56 (a)	$ 4,100,000	$ 3,470,036
CSCDA Community Improvement Authority, The Link-Glendale, Revenue Bonds
Series A-2
4.00%, due 7/1/56 (a)	7,500,000	6,970,420
CSCDA Community Improvement Authority, Parrallel-Anaheim, Revenue Bonds
Series A
4.00%, due 8/1/56 (a)	6,500,000	6,287,265
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
4.00%, due 9/1/56 (a)	3,000,000	3,004,661
CSCDA Community Improvement Authority, Renaissance at City Center, Revenue Bonds
Series A
5.00%, due 7/1/51 (a)	16,000,000	16,520,963
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/35	1,665,000	1,706,962
Fontana Unified School District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/38	10,000,000	4,090,803
Series C
(zero coupon), due 8/1/39	17,900,000	6,891,445
Series C
(zero coupon), due 8/1/43	16,000,000	4,853,710
Series C
(zero coupon), due 8/1/44	8,000,000	2,293,106
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2
3.50%, due 1/15/53	13,715,000	14,383,827
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C
4.00%, due 1/15/43	5,248,000	5,828,291
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	9,015,000	9,964,975
Series A
4.00%, due 1/15/46	52,153,000	57,648,732
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66 (d)	1,105,000,000	176,563,751
Series A-2
5.30%, due 6/1/37 (e)	14,520,000	14,753,590
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
3.50%, due 6/1/36	5,145,000	5,196,877
Series A-1
5.00%, due 6/1/47	20,385,000	20,692,771
Series A-2
5.00%, due 6/1/47	33,460,000	33,965,176

	Principal Amount	Value
Long-Term Municipal Bonds
California
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
5.25%, due 6/1/47	$ 4,000,000	$ 4,063,690
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/61	60,000,000	67,626,294
Independent Cities Finance Authority, Sales Tax, Revenue Bonds
Insured: AGM
4.00%, due 6/1/51 (a)	1,250,000	1,390,487
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57	275,450,000	24,228,279
Riverside County Transportation Commission, Revenue Bonds, Second Lien
Series C
4.00%, due 6/1/47	4,000,000	4,498,131
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series A
5.75%, due 6/1/48	1,480,000	1,574,838
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/42	1,000,000	542,103
Series B, Insured: AGM
(zero coupon), due 8/1/47	1,000,000	452,141
San Diego County Regional Airport Authority, Revenue Bonds (b)
Series B
4.00%, due 7/1/51	11,000,000	12,034,777
Series B
4.00%, due 7/1/56	17,000,000	18,528,946
San Francisco City & County Redevelopment Agency, Community Facilities District No. 6 Bay Public, Special Tax
Series C
(zero coupon), due 8/1/37	5,015,000	2,107,809
Series C
(zero coupon), due 8/1/38	2,000,000	786,304
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/50	18,094,000	20,344,472
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	16,500,000	18,069,798
Series B
5.25%, due 1/15/49	4,220,000	4,605,427
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/47	25,000,000	10,214,037
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	2,465,000	2,703,955

	Principal Amount	Value
Long-Term Municipal Bonds
California
Stockton Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series D, Insured: AGM
(zero coupon), due 8/1/42	$ 9,080,000	$ 5,077,293
Sutter Union High School District, Election 2008, Unlimited General Obligation
Series B
(zero coupon), due 6/1/50	16,260,000	2,547,877
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	19,000,000	3,562,994
West Contra Costa Healthcare District, Special Tax
3.00%, due 7/1/42	5,920,000	6,048,762
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/53	20,000,000	2,394,062
		1,025,810,519
Colorado 2.3%
3rd and Havana Metropolitan District, Tax Supported, Limited General Obligation
Series A
5.25%, due 12/1/49	2,250,000	2,407,903
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	2,500,000	2,586,982
Arista Metropolitan District, Limited General Obligation
Series A
5.125%, due 12/1/48	3,500,000	3,704,291
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/43	14,675,000	16,800,232
Broadway Park North Metropolitan District No. 2, Limited General Obligation (a)
5.00%, due 12/1/40	1,000,000	1,084,088
5.00%, due 12/1/49	1,000,000	1,077,298
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	3,000,000	3,191,058
Central Platte Valley Metropolitan District, Unlimited General Obligation
Series A
5.375%, due 12/1/33	1,500,000	1,581,156
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	1,000,000	1,065,953
City & County of Denver CO, United Airlines, Inc., Project, Revenue Bonds
5.00%, due 10/1/32 (b)	7,100,000	7,419,866
City of Fruita CO, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (a)	10,000,000	10,604,879

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Educational & Cultural Facilities Authority, Northeast Campus Project, Revenue Bonds
Insured: Moral Obligation State Intercept
3.00%, due 8/1/51	$ 3,420,000	$ 3,444,470
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
3.00%, due 11/15/51	19,250,000	19,012,855
Series A
4.00%, due 11/15/46	7,060,000	8,086,987
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-2
3.25%, due 8/1/49	12,000,000	12,227,351
Series A-1
4.00%, due 8/1/44	21,195,000	23,159,168
Series A-2
4.00%, due 8/1/49	5,905,000	6,432,788
Series A-2
5.00%, due 8/1/44	12,000,000	14,120,143
Colorado Health Facilities Authority, Covenant Living Communities and Services Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/35	3,500,000	3,842,328
Series A
5.00%, due 12/1/48	7,500,000	8,521,705
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Revenue Bonds
Series A
5.25%, due 5/15/47	2,000,000	2,253,787
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds
Series A
5.75%, due 2/1/44	4,175,000	4,432,701
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	4,250,000	4,487,030
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	1,755,000	2,046,909
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	4,250,000	4,496,402
Dominion Water & Sanitation District, Revenue Bonds
5.75%, due 12/1/36	9,935,000	10,165,247
6.00%, due 12/1/46	967,000	989,373
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL
(zero coupon), due 9/1/22	5,000,000	4,975,383
Series B, Insured: NATL
(zero coupon), due 9/1/25	245,000	231,629
Series B, Insured: NATL
(zero coupon), due 9/1/26	4,540,000	4,199,090
Series B, Insured: NATL
(zero coupon), due 9/1/29	4,510,000	3,855,230

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL
(zero coupon), due 9/1/30	$ 500,000	$ 415,353
Series B, Insured: NATL
(zero coupon), due 9/1/35	2,245,000	1,295,812
Series B, Insured: NATL
(zero coupon), due 9/1/37	1,170,000	608,781
Series B, Insured: NATL
(zero coupon), due 9/1/39	515,000	241,470
Series A
(zero coupon), due 9/1/40	5,250,000	3,138,058
Series A
(zero coupon), due 9/1/41	3,925,000	2,260,279
Eagle County Airport Terminal Corp., Revenue Bonds
Series B
5.00%, due 5/1/33 (b)	2,435,000	2,766,778
Evan's Place Metropolitan District, Limited General Obligation
Series A(3)
5.00%, due 12/1/50	1,500,000	1,614,990
Great Western Metropolitan District, Limited General Obligation
4.75%, due 12/1/50	1,500,000	1,599,575
Green Valley Ranch East Metropolitan District No. 6, Limited General Obligation
Series A
5.875%, due 12/1/50	1,325,000	1,437,820
Jefferson Center Metropolitan District No. 1, Revenue Bonds
Series B
5.75%, due 12/15/50	4,615,000	4,871,232
Jones District Community Authority Board, Revenue Bonds
(zero coupon), due 12/1/50 (e)	5,050,000	4,460,940
Karl's Farm Metropolitan District No. 2, Limited General Obligation
Series A
5.625%, due 12/1/50 (a)	1,485,000	1,601,212
Mayfield Metropolitan District, Limited General Obligation
Series A
5.75%, due 12/1/50	1,190,000	1,293,591
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A
5.00%, due 12/1/49	1,250,000	1,320,999
Nine Mile Metropolitan District, Revenue Bonds
5.125%, due 12/1/40	1,505,000	1,637,127
North Range Metropolitan District No. 3, Limited General Obligation
Series 2020A-3
5.25%, due 12/1/50	2,000,000	2,170,847
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/39	4,055,000	4,657,213
Series A, Insured: AGM
4.00%, due 12/1/46	21,450,000	24,330,379

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Park Creek Metropolitan District, Senior Ltd., Property, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/1/45	$ 4,000,000	$ 4,396,906
Raindance Metropolitan District No. 1 Non-Potable Water System, Revenue Bonds
5.25%, due 12/1/50	1,500,000	1,609,214
Raindance Metropolitan District No. 2, Limited General Obligation
Series A
5.00%, due 12/1/49	2,500,000	2,649,173
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	2,165,195
Sterling Ranch Community Authority Board, Colorado Limited Tax Supported and Special Revenue Senior Bonds, Revenue Bonds
Series A
4.25%, due 12/1/50	1,250,000	1,360,307
Series A
5.00%, due 12/1/47	3,500,000	3,639,635
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	827,413
Village Metropolitan District (The), Limited General Obligation
5.00%, due 12/1/49	1,000,000	1,097,437
Villages at Castle Rock Metropolitan District No. 6, Limited General Obligation
Series A
4.125%, due 12/1/51 (a)	18,649,000	17,375,085
		289,347,103
Connecticut 0.5%
City of Hartford CT, Unlimited General Obligation
Series B, Insured: State Guaranteed
5.00%, due 4/1/26	60,000	62,820
Series B, Insured: State Guaranteed
5.00%, due 4/1/27	500,000	523,081
Series B, Insured: State Guaranteed
5.00%, due 4/1/30	640,000	668,399
Series B, Insured: State Guaranteed
5.00%, due 4/1/33	100,000	104,390
City of New Haven CT, Unlimited General Obligation
Series A
4.00%, due 8/1/41	2,925,000	3,214,692
City of West Haven CT, Unlimited General Obligation
4.00%, due 9/15/41	1,130,000	1,255,262
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds (a)
Series B-1
3.25%, due 1/1/27	750,000	757,758
Series A
5.00%, due 1/1/30	500,000	557,386
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	5,850,000	6,330,872

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/49	$ 7,750,000	$ 8,268,869
Series N
5.00%, due 7/1/31	575,000	675,399
Series N
5.00%, due 7/1/32	575,000	673,516
Series N
5.00%, due 7/1/33	475,000	555,807
Series N
5.00%, due 7/1/34	700,000	817,882
Connecticut State Health & Educational Facilities Authority, Jerome Home, Revenue Bonds
Series E
4.00%, due 7/1/51	1,250,000	1,337,000
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Obligated Group, Revenue Bonds (a)
Series A-1
4.50%, due 10/1/34	2,350,000	2,535,885
Series A-1
5.00%, due 10/1/39	1,000,000	1,087,204
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	3,695,000	4,187,797
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (a)	1,750,000	2,025,734
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (a)	2,235,000	2,393,276
Connecticut State Higher Education Supplement Loan Authority, Revenue Bonds
Series B
3.25%, due 11/15/35 (b)	7,440,000	7,365,325
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	1,475,000	1,540,224
State of Connecticut, Unlimited General Obligation
Series C
5.00%, due 6/15/28	5,000,000	6,047,679
Series E
5.00%, due 9/15/37	2,250,000	2,727,071
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (a)
4.00%, due 4/1/31	300,000	315,790
4.00%, due 4/1/36	485,000	504,171
4.00%, due 4/1/41	575,000	591,532
4.00%, due 4/1/51	1,250,000	1,272,633
		58,397,454

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware 0.4%
County of Kent DE, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	$ 1,050,000	$ 1,157,016
Series A
5.00%, due 7/1/48	2,735,000	2,982,872
Series A
5.00%, due 7/1/53	4,340,000	4,721,174
Series A
5.00%, due 7/1/58	6,950,000	7,540,994
Delaware State Economic Development Authority, Newark Charter School, Inc. Project, Revenue Bonds
4.00%, due 9/1/41	1,600,000	1,780,465
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,490,165
4.375%, due 6/1/48	9,650,000	10,645,749
5.00%, due 6/1/37	1,000,000	1,178,735
5.00%, due 6/1/43	5,000,000	5,832,500
Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds
5.00%, due 7/1/32	3,855,000	4,072,017
Delaware State Health Facilities Authority, Christiana Health Care System Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/40	7,000,000	8,535,683
		50,937,370
District of Columbia 1.7%
District of Columbia, Tobacco Settlement Financing Corp., Asset Backed, Revenue Bonds
Series A
(zero coupon), due 6/15/46	85,000,000	18,970,393
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	1,375,000	1,488,938
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,500,000	1,531,097
5.00%, due 10/1/45	5,355,000	5,467,093
District of Columbia, Friendship Public Charter School, Revenue Bonds
Series A
5.00%, due 6/1/46	1,400,000	1,535,593
District of Columbia, District of Columbia International School Obligated Group, Revenue Bonds
5.00%, due 7/1/49	1,670,000	1,925,714
5.00%, due 7/1/54	1,905,000	2,189,133
District of Columbia, Two Rivers Public Charter School, Inc., Revenue Bonds
5.00%, due 6/1/55	4,200,000	4,745,181
District of Columbia, Methodist Home, Revenue Bonds
Series A
5.25%, due 1/1/39	1,015,000	1,047,560
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	5,005,000	3,054,230

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/44	$ 23,780,000	$ 26,235,730
Series B
4.00%, due 10/1/49	10,435,000	11,439,135
Series B, Insured: AGM
4.00%, due 10/1/53	17,500,000	19,331,429
Series B
4.00%, due 10/1/53	68,280,000	74,380,538
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds
Series A
5.00%, due 10/1/53	40,000,000	40,303,968
		213,645,732
Florida 2.7%
Capital Trust Agency, Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	16,000,000	1,186,885
Series A
5.00%, due 1/1/55 (a)	10,780,000	11,456,267
Capital Trust Agency, Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (a)	2,000,000	2,239,600
Celebration Community Development District, Assessment Area 1 Project, Special Assessment
3.125%, due 5/1/41	590,000	566,392
4.00%, due 5/1/51	845,000	862,003
CFM Community Development District, Capital Improvement, Special Assessment
3.35%, due 5/1/41	200,000	195,268
4.00%, due 5/1/51	290,000	294,473
Charlotte County Industrial Development Authority, Town & Country Utility Project, Revenue Bonds
Series A
4.00%, due 10/1/51 (a)(b)	3,500,000	3,595,070
City of Atlantic Beach FL, Fleet Landing Project, Revenue Bonds
Series B-2
3.00%, due 11/15/23	3,500,000	3,501,300
Series B-1
3.25%, due 11/15/24	2,155,000	2,155,875
Series A
5.00%, due 11/15/48	3,000,000	3,336,038
Series B
5.625%, due 11/15/43	1,500,000	1,581,322
City of Fort Myers FL, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/49	10,500,000	11,723,072
City of Orlando FL, Tourist Development Tax, Revenue Bonds, Third Lien
Series C, Insured: AGC
5.50%, due 11/1/38	325,000	326,163

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
City of Pompano Beach FL, John Knox Village Projet, Revenue Bonds
Series A
4.00%, due 9/1/56	$ 5,835,000	$ 6,250,608
City of Tallahassee FL, Memorial HealthCare, Inc., Revenue Bonds
Series A
5.00%, due 12/1/55	7,500,000	8,301,799
Collier County Educational Facilities Authority, Ave Maria University, Inc. Project, Revenue Bonds
Series A
5.25%, due 6/1/28	2,250,000	2,344,266
Series A
6.125%, due 6/1/43	2,500,000	2,615,753
Cordova Palms Community Development District, Special Assessment
3.00%, due 5/1/41 (a)	1,215,000	1,140,160
County of Osceola FL, Transportation, Revenue Bonds
Series A-1
4.00%, due 10/1/54	4,345,000	4,735,226
Series A-1
5.00%, due 10/1/44	4,730,000	5,582,020
Series A-1
5.00%, due 10/1/49	6,900,000	8,090,516
Epperson North Community Development District, Assessment Area, Special Assessment
3.50%, due 5/1/41	915,000	906,580
Escambia County Health Facilities Authority, Baptist Health Care Corp., Revenue Bonds
Series A
4.00%, due 8/15/50	9,990,000	10,776,153
Series A, Insured: AGM-CR
4.00%, due 8/15/50	4,510,000	5,088,908
Florida Development Finance Corp., Mayflower Retirement Community Centre, Inc., Revenue Bonds
Series B-1
2.375%, due 6/1/27 (a)	835,000	823,640
Florida Development Finance Corp., River City Science Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/45	600,000	633,439
Series A
4.00%, due 7/1/55	600,000	629,713
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A
4.00%, due 2/1/52	10,000,000	10,776,532
Series A
5.00%, due 2/1/39	2,750,000	3,323,499
Series A
5.00%, due 2/1/52	6,650,000	7,860,063
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (a)	4,605,000	4,881,297
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds (a)
Series A
5.00%, due 6/15/50	6,500,000	7,247,479

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds (a)
Series A
5.00%, due 6/15/55	$ 5,100,000	$ 5,668,722
Florida Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	6,670,000	7,116,437
Florida Higher Educational Facilities Financial Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,538,016
5.00%, due 3/1/49	1,630,000	1,821,508
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A
4.00%, due 8/1/50	100,000,000	110,953,130
Lakewood Ranch Stewardship District, Star Farms at Lakewood Ranch Project Phase 1 and 2, Special Assessment
3.00%, due 5/1/41	430,000	408,764
4.00%, due 5/1/52	675,000	696,190
Lee County Industrial Development Authority, Preserve Project, Revenue Bonds
Series A
5.75%, due 12/1/52 (a)	7,425,000	7,519,722
Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds
Series FL
5.00%, due 11/15/45	3,500,000	3,871,972
Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida, Revenue Bonds
Series B
4.00%, due 11/15/51	8,225,000	9,039,924
5.00%, due 11/15/29	1,825,000	1,888,124
5.00%, due 11/15/39	2,230,000	2,455,924
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/35	1,500,000	1,662,127
Series C
5.00%, due 10/1/40	1,000,000	1,096,205
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	500,000	495,619
3.50%, due 5/1/41	1,000,000	986,161
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	309,502
3.875%, due 5/1/41	1,000,000	997,262
4.125%, due 5/1/52	365,000	362,483
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	502,463
4.00%, due 5/1/51	1,080,000	1,098,184
North Sumter County Utility Dependent District, Central Sumter Utility, Revenue Bonds, Senior Lien
5.00%, due 10/1/49	2,750,000	3,271,820
5.00%, due 10/1/54	7,000,000	8,298,625
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
(zero coupon), due 10/1/36 (e)	4,000,000	4,754,533
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai residencies of Boca Raton, Revenue Bonds (c)
4.00%, due 6/1/36	2,000,000	2,047,928

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai residencies of Boca Raton, Revenue Bonds (c)
4.00%, due 6/1/41	$ 2,100,000	$ 2,127,905
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (a)	3,280,000	3,662,915
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/49	1,750,000	1,898,248
Series A
5.00%, due 1/1/55	800,000	865,133
Sawyers Landing Community Development District, Special Assessment
3.75%, due 5/1/31	1,550,000	1,607,276
4.125%, due 5/1/41	3,055,000	3,204,597
Shingle Creek at Bronson Community Development District, Special Assessment
3.50%, due 6/15/41	1,000,000	991,625
Stillwater Community Development District, 2021 Project, Special Assessment (a)
3.00%, due 6/15/31	410,000	405,691
3.50%, due 6/15/41	1,000,000	995,787
Tradition Community Development District No. 9, Special Assessment
3.00%, due 5/1/41	1,800,000	1,709,872
V-Dana Community Development District, Special Assessment
3.625%, due 5/1/41	1,040,000	1,034,249
V-Dana Community Development District, Assessment Area 1-2020 Project, Special Assessment
4.00%, due 5/1/51 (a)	1,200,000	1,228,111
Veranda Community Development District II, Special Assessment
3.60%, due 5/1/41 (a)	330,000	330,761
		333,950,894
Georgia 1.6%
Atlanta Urban Redevelopment Agency, BeltLine Special Service District, Revenue Bonds
3.625%, due 7/1/42 (a)	5,605,000	5,666,761
Cedartown Polk County Hospital Authority, Polk Medical Center Project, Revenue Bonds
5.00%, due 7/1/39	8,100,000	9,351,875
Development Authority of Cobb County (The), Kennesaw State University Real Estate Foundations Project, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/15/38	2,390,000	2,576,581
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
Series A
5.00%, due 7/1/36	4,000,000	4,246,288
Gainesville & Hall County Development Authority, Riverside Military Academy, Inc., Revenue Bonds
5.125%, due 3/1/52	1,500,000	1,370,500
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, Second Tier (a)
3.625%, due 1/1/31	1,750,000	1,815,075
5.00%, due 1/1/36	1,710,000	1,955,185
5.00%, due 1/1/54	4,000,000	4,468,555
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, First Tier
4.00%, due 1/1/54	5,000,000	5,436,937

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	$ 6,800,000	$ 7,482,139
Series A
5.00%, due 5/15/38	3,500,000	4,655,845
Series A
5.00%, due 5/15/49	18,750,000	26,131,093
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
4.00%, due 1/1/49	14,700,000	16,066,144
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	56,275,000	61,260,700
Series A
5.00%, due 1/1/56	17,800,000	20,939,249
Series A, Insured: AGM
5.00%, due 1/1/62	10,750,000	12,726,977
Series A
5.00%, due 1/1/63	3,000,000	3,529,087
Series A
5.00%, due 1/1/63	7,565,000	8,855,287
Private Colleges & Universities Authority, Mercer University Project, Revenue Bonds
5.00%, due 10/1/45	6,000,000	6,615,538
		205,149,816
Guam 0.6%
Antonio B Won Pat International Airport Authority, Revenue Bonds (b)
Series C
6.375%, due 10/1/43	1,550,000	1,684,649
Series C
6.375%, due 10/1/43	1,450,000	1,549,626
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,190,000	1,275,062
Series A
5.00%, due 2/1/40	5,125,000	5,668,901
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	9,020,000	10,243,559
5.00%, due 1/1/46	4,200,000	4,667,924
5.50%, due 7/1/43	13,565,000	14,423,636
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	5,200,000	5,913,190
Territory of Guam, Revenue Bonds
Series F
4.00%, due 1/1/36	1,250,000	1,380,792

	Principal Amount	Value
Long-Term Municipal Bonds
Guam
Territory of Guam, Revenue Bonds
Series F
4.00%, due 1/1/42	$ 3,060,000	$ 3,336,187
Series D
5.00%, due 11/15/29	1,455,000	1,621,557
Series D
5.00%, due 11/15/39	26,250,000	29,030,287
		80,795,370
Hawaii 0.6%
Kauai County Community Facilities District, Community Facilities District No. 2008-1, Special Tax
5.00%, due 5/15/44	1,775,000	2,000,416
5.00%, due 5/15/49	2,750,000	3,080,948
State of Hawaii Airports System, Revenue Bonds (b)
Series A
4.00%, due 7/1/40	10,375,000	11,723,561
Series A
5.00%, due 7/1/51	20,000,000	24,184,096
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
3.50%, due 10/1/49	25,875,000	26,580,159
Series B
4.00%, due 3/1/37 (b)	4,200,000	4,542,555
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (a)	1,500,000	1,539,063
State of Hawaii Department of Budget & Finance, Hawaii Pacific University, Revenue Bonds
Series A
6.625%, due 7/1/33	2,085,000	2,196,821
Series A
6.875%, due 7/1/43	4,640,000	4,880,314
		80,727,933
Idaho 0.0% ‡
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	1,000,000	1,115,808
Illinois 9.9%
Bridgeview Finance Corp., Sales Tax, Revenue Bonds
Series A
5.00%, due 12/1/37	1,260,000	1,267,957
Series A
5.00%, due 12/1/42	7,500,000	7,461,059
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 12/1/27	5,425,000	4,790,602
Series B-1, Insured: NATL
(zero coupon), due 12/1/30	13,300,000	10,718,958

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 12/1/31	$ 170,000	$ 132,532
Series B-1, Insured: NATL
(zero coupon), due 12/1/31	1,095,000	853,659
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/40	8,900,000	9,527,130
Series A
4.00%, due 12/1/47	51,000,000	53,799,013
Series A
5.00%, due 12/1/29	9,000,000	10,642,517
Series A
5.00%, due 12/1/32	2,875,000	3,388,866
Series B
5.00%, due 12/1/32	1,250,000	1,457,132
Series B
5.00%, due 12/1/33	2,050,000	2,101,890
Series B
5.00%, due 12/1/33	1,400,000	1,629,505
Series A
5.00%, due 12/1/34	2,000,000	2,344,876
Series G
5.00%, due 12/1/34	5,000,000	5,653,340
Series A
5.00%, due 12/1/35	4,200,000	4,919,090
Series A
5.00%, due 12/1/36	2,000,000	2,339,800
Series B
5.00%, due 12/1/36	1,400,000	1,637,860
Series H
5.00%, due 12/1/36	4,730,000	5,335,369
Series A
5.00%, due 12/1/37	10,950,000	12,807,968
Series A
5.00%, due 12/1/38	5,000,000	5,833,280
Series A
5.00%, due 12/1/39	7,650,000	8,912,053
Series A
5.00%, due 12/1/40	5,240,000	6,085,434
Series A
5.00%, due 12/1/41	1,805,000	1,808,058
Series A
5.00%, due 12/1/41	5,350,000	6,204,491
Series A
5.00%, due 12/1/42	21,065,000	21,571,807
Series D
5.00%, due 12/1/46	6,500,000	7,314,360

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Unlimited General Obligation
Series H
5.00%, due 12/1/46	$ 7,000,000	$ 7,786,639
Series C
5.25%, due 12/1/39	1,405,000	1,513,136
Series A
5.25%, due 12/1/41	5,295,000	5,304,449
Series A
5.50%, due 12/1/39	6,995,000	7,008,113
Series B
6.50%, due 12/1/46	1,900,000	2,258,002
Series A
7.00%, due 12/1/44	11,375,000	13,328,640
Chicago Board of Education, Revenue Bonds
5.00%, due 4/1/46	5,000,000	5,634,205
6.00%, due 4/1/46	35,000,000	40,840,181
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,566,616
Series B
7.00%, due 12/1/42 (a)	10,000,000	12,476,093
Series A
7.00%, due 12/1/46 (a)	4,000,000	4,963,202
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,848,355
5.00%, due 4/1/36	1,270,000	1,451,392
5.00%, due 4/1/37	435,000	496,728
5.00%, due 4/1/42	3,500,000	3,968,720
Chicago Board of Education, School Reform Board, Unlimited General Obligation
Series A, Insured: AGC-ICC FGIC
5.50%, due 12/1/26	19,400,000	22,146,543
Chicago O'Hare International Airport, TRIPS Obligated Group, Revenue Bonds
5.00%, due 7/1/38 (b)	1,500,000	1,729,979
Chicago O'Hare International Airport, Trips Obligated Group, Revenue Bonds
5.00%, due 7/1/48 (b)	5,000,000	5,739,759
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds, Second Lien
5.00%, due 12/1/46	9,000,000	10,335,164
City of Chicago IL, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL
(zero coupon), due 1/1/34	300,000	218,024
City of Chicago IL, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	15,200,000	15,512,852
City of Chicago IL, Unlimited General Obligation
Series A
5.00%, due 1/1/32	2,250,000	2,690,970
Series A
5.00%, due 1/1/33	7,750,000	9,248,463

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago IL, Unlimited General Obligation
Series C
5.00%, due 1/1/38	$ 2,410,000	$ 2,690,798
Series A
5.00%, due 1/1/39	6,000,000	6,898,344
Series A
5.00%, due 1/1/40	4,200,000	4,822,140
Series A
5.00%, due 1/1/44	6,500,000	7,419,292
Series A
5.50%, due 1/1/49	18,650,000	21,852,753
Series A
6.00%, due 1/1/38	40,020,000	46,993,969
City of Chicago IL, Taxable Project, Unlimited General Obligation
Series A
5.00%, due 1/1/35	13,020,000	13,874,378
Series A
5.00%, due 1/1/36	3,250,000	3,463,266
Series B
5.50%, due 1/1/31	2,360,000	2,620,866
Series D
5.50%, due 1/1/37	3,500,000	3,877,132
Series D
5.50%, due 1/1/40	1,245,000	1,378,264
Series A
5.75%, due 1/1/34	3,850,000	4,499,012
City of Chicago IL, Wastewater Transmission Project, Revenue Bonds, Second Lien
5.00%, due 1/1/39	240,000	255,120
City of Galesburg IL, Knox College Project, Revenue Bonds
Series A
4.00%, due 10/1/46	6,000,000	6,484,844
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.25%, due 7/1/33 (b)	500,000	461,798
Illinois Finance Authority, Bradley University, Revenue Bonds
Series A
4.00%, due 8/1/46	1,500,000	1,627,191
Series A
4.00%, due 8/1/51	2,500,000	2,704,584
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/50	13,280,000	14,578,181
4.00%, due 10/1/55	6,950,000	7,570,079
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/51	1,000,000	1,088,949
4.00%, due 11/1/56	750,000	813,539
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	3,139,589

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds
5.00%, due 9/1/32	$ 1,830,000	$ 1,962,656
6.25%, due 9/1/39	150,000	159,611
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (f)(g)
5.00%, due 2/15/37	7,675,000	5,692,369
5.125%, due 2/15/45	6,015,000	4,422,852
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	10,000,000	10,984,285
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40	1,265,000	1,410,177
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/47	6,500,000	7,232,102
Series A
5.00%, due 2/15/50	1,835,000	2,038,694
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	1,155,000	1,271,839
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	3,360,319
Illinois Finance Authority, Rosalind Franklin University of Medicine and Science, Revenue Bonds
5.00%, due 8/1/49	1,300,000	1,462,669
Illinois Finance Authority, Roosevelt University Project, Revenue Bonds
5.50%, due 4/1/32	2,000,000	2,002,998
Series A
6.125%, due 4/1/58 (a)	6,500,000	7,358,084
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: NATL
(zero coupon), due 12/15/31	5,000,000	3,867,120
Series A, Insured: NATL
(zero coupon), due 12/15/32	18,945,000	14,198,978
Series A, Insured: NATL
(zero coupon), due 6/15/33	26,320,000	19,437,896
Series A, Insured: NATL
(zero coupon), due 12/15/33	12,600,000	9,168,198
Series A, Insured: NATL
(zero coupon), due 6/15/34	46,915,000	33,602,465
Series A, Insured: NATL
(zero coupon), due 12/15/36	34,945,000	23,016,626
Series A, Insured: NATL
(zero coupon), due 6/15/37	16,000,000	10,372,634
Series A, Insured: NATL
(zero coupon), due 12/15/37	65,600,000	41,801,350
(zero coupon), due 6/15/38 (c)	4,000,000	2,428,473
(zero coupon), due 12/15/39 (c)	3,500,000	2,011,546

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
(zero coupon), due 12/15/40 (c)	$ 3,300,000	$ 1,823,733
Series B
(zero coupon), due 12/15/50	35,930,000	13,175,977
Series B, Insured: AGM-CR
(zero coupon), due 12/15/50	10,000,000	3,976,464
Series B
(zero coupon), due 12/15/51	56,600,000	20,000,216
Series B
(zero coupon), due 12/15/54	57,560,000	18,157,210
(zero coupon), due 12/15/56	30,150,000	8,805,443
Series B, Insured: AGM
(zero coupon), due 12/15/56	36,795,000	11,874,011
Series A
4.00%, due 6/15/50	22,800,000	24,235,449
Series A, Insured: BAM
4.00%, due 6/15/50	2,500,000	2,680,281
4.00%, due 6/15/52 (c)	29,560,000	31,547,845
Series B, Insured: State Appropriations
4.25%, due 6/15/42	1,660,000	1,682,486
5.00%, due 6/15/42	1,000,000	1,158,924
Series A
5.00%, due 6/15/42	7,150,000	7,266,605
Series A, Insured: BAM
5.00%, due 6/15/42	395,000	401,442
Series A
5.00%, due 12/15/45	750,000	856,994
5.00%, due 6/15/50	18,000,000	20,462,738
Series A
5.00%, due 6/15/57	2,000,000	2,241,081
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Insured: AGM
(zero coupon), due 6/15/44	80,320,000	40,629,486
Insured: AGM
(zero coupon), due 6/15/45	8,000,000	3,889,360
Northern Illinois University, Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM
4.00%, due 4/1/37	1,300,000	1,465,675
Series B, Insured: BAM
4.00%, due 4/1/39	1,300,000	1,460,953
Series B, Insured: BAM
4.00%, due 4/1/41	1,350,000	1,512,594
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/44	5,000,000	5,560,684
Series A
4.00%, due 1/1/49	14,000,000	15,291,798

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Unlimited General Obligation
Series D
3.25%, due 11/1/26	$ 5,540,000	$ 5,887,356
Insured: BAM
4.00%, due 6/1/41	25,955,000	28,276,911
Series C
4.00%, due 10/1/41	7,900,000	8,560,679
Series C
4.00%, due 10/1/42	9,000,000	9,732,288
Series C
4.25%, due 10/1/45	24,000,000	26,292,295
Series A
4.50%, due 12/1/41	6,775,000	7,409,091
Series A
5.00%, due 12/1/25	3,270,000	3,674,143
Series D
5.00%, due 11/1/26	4,245,000	4,847,133
Series D
5.00%, due 11/1/27	11,000,000	12,732,355
Series A
5.00%, due 12/1/27	2,315,000	2,681,809
Series B
5.00%, due 12/1/27	9,365,000	10,848,871
5.00%, due 2/1/28	2,700,000	3,073,736
Series C
5.00%, due 11/1/29	14,635,000	16,819,300
Series A
5.00%, due 1/1/31	8,110,000	8,136,266
Series A
5.00%, due 12/1/31	2,985,000	3,426,862
Series A
5.00%, due 12/1/39	2,400,000	2,733,837
Series A
5.00%, due 5/1/40	2,000,000	2,296,102
5.50%, due 7/1/38	3,000,000	3,170,258
5.75%, due 5/1/45	17,420,000	21,321,998
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	20,000,000	21,586,644
University of Illinois, Facilities System, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/37	3,710,000	3,895,196
Series A, Insured: BAM
3.00%, due 4/1/38	3,825,000	3,991,630
Series A, Insured: BAM
3.00%, due 4/1/39	2,435,000	2,534,966
Series A, Insured: BAM
3.00%, due 4/1/40	4,055,000	4,206,911

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/48	$ 15,305,000	$ 17,243,118
Village of Bridgeview IL, Unlimited General Obligation
Series A
5.125%, due 12/1/44	100,000	99,926
Series A
5.50%, due 12/1/43	1,545,000	1,545,366
Series A
5.50%, due 12/1/43	1,260,000	1,270,652
Series A
5.625%, due 12/1/41	4,190,000	4,287,498
Series A
5.75%, due 12/1/35	2,705,000	2,790,717
Village of Oak Lawn IL, Corporate Purpose, Unlimited General Obligation
Insured: NATL
4.40%, due 12/1/26	400,000	400,950
Insured: NATL
4.45%, due 12/1/28	430,000	430,998
Insured: NATL
4.50%, due 12/1/30	475,000	475,997
Insured: NATL
4.50%, due 12/1/32	520,000	521,073
Insured: NATL
4.50%, due 12/1/34	575,000	576,081
Village of Riverdale IL, Unlimited General Obligation
8.00%, due 10/1/36	1,705,000	1,710,076
Village of Romeoville IL, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/41	1,000,000	1,045,740
Series B
4.125%, due 10/1/46	2,100,000	2,187,585
Series B
5.00%, due 10/1/36	1,000,000	1,082,714
Series B
5.00%, due 10/1/39	1,275,000	1,377,573
		1,243,323,010
Indiana 0.4%
City of Valparaiso IN, Pratt Paper LLC Project, Revenue Bonds
7.00%, due 1/1/44 (b)	5,500,000	6,048,717
Gary Chicago International Airport Authority, Revenue Bonds
5.00%, due 2/1/29	1,170,000	1,241,226
5.25%, due 2/1/34	750,000	794,494
Indiana Finance Authority, Greencroft Goshen Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/43	1,500,000	1,659,867
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
4.125%, due 12/1/26	3,000,000	3,253,156

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
Series A
6.75%, due 5/1/39 (b)	$ 1,250,000	$ 1,611,558
Indiana Finance Authority, Marquette Project, Revenue Bonds
5.00%, due 3/1/39	5,505,000	5,525,785
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,255,522
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/48	5,000,000	5,581,939
Series A
5.00%, due 11/15/53	4,400,000	4,905,090
Indiana Finance Authority, King's Daughters Hospital & Healthcare (The), Revenue Bonds
5.50%, due 8/15/40	4,835,000	4,852,477
5.50%, due 8/15/45	210,000	210,745
Town of Upland IN, Taylor University Project, Revenue Bonds
4.00%, due 9/1/33	1,595,000	1,820,295
4.00%, due 9/1/39	2,030,000	2,299,837
4.00%, due 9/1/46	3,000,000	3,335,592
		45,396,300
Iowa 0.6%
City of Coralville IA, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	7,365,000	7,374,937
City of Coralville IA, Annual Appropriation, Tax Allocation
Series C
4.50%, due 5/1/47	2,930,000	3,017,332
Iowa Finance Authority, Lifespace Communities, Inc., Revenue Bonds
Series A-1
4.00%, due 5/15/55	3,750,000	3,838,094
Iowa Finance Authority, Northcrest, Inc. Project, Revenue Bonds
Series A
5.00%, due 3/1/48	1,500,000	1,596,644
Iowa Finance Authority, Iowa Fertilizer Company Project, Revenue Bonds
5.25%, due 12/1/25	7,500,000	7,980,502
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	3,000,000	3,280,769
4.00%, due 10/1/50	11,000,000	11,986,608
Iowa Tobacco Settlement Authority, Capital Appreciation, Revenue Bonds
Series B-2
(zero coupon), due 6/1/65	194,000,000	30,834,476
Xenia Rural Water District, Capital Loan Notes, Revenue Bonds
5.00%, due 12/1/36	3,000,000	3,377,394
5.00%, due 12/1/41	3,000,000	3,361,162
		76,647,918

	Principal Amount	Value
Long-Term Municipal Bonds
Kansas 0.2%
City of Manhattan KS, Meadowlark Hills Retirement Community, Revenue Bonds
Series A
4.00%, due 6/1/46	$ 1,000,000	$ 1,050,861
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (a)	59,995,000	19,565,131
		20,615,992
Kentucky 0.7%
City of Campbellsville KY, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	4,730,000	4,855,615
City of Columbia KY, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	3,855,000	4,543,448
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/32	6,450,000	7,091,963
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/41	4,425,000	5,059,594
Series A
5.00%, due 6/1/45	9,725,000	11,088,971
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-1
5.00%, due 8/1/44	5,000,000	5,883,393
Series A-2
5.00%, due 8/1/44	6,000,000	7,060,072
Series A-2
5.00%, due 8/1/49	6,300,000	7,363,039
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	21,445,000	23,227,131
Louisville/Jefferson County Metropolitan Government, Norton Healthcare, Inc., Revenue Bonds
Series A
4.00%, due 10/1/34	5,575,000	6,116,529
		82,289,755
Louisiana 0.2%
Calcasieu Parish Memorial Hospital Service District, Lake Charles Memorial Hospital Project, Revenue Bonds
5.00%, due 12/1/39	2,225,000	2,527,464
City of New Orleans LA, Water System, Revenue Bonds
5.00%, due 12/1/44	5,500,000	6,084,027
Louisiana Local Government Environmental Facilities & Community Development Authority, Peoples of Bastrop LLC Project, Revenue Bonds
5.625%, due 6/15/51 (a)	2,500,000	2,669,746
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	5,000,000	5,502,566

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
New Orleans Aviation Board, North Terminal Project, Revenue Bonds
Series B
5.00%, due 1/1/40 (b)	$ 7,000,000	$ 7,588,563
		24,372,366
Maine 0.1%
City of Portland ME, General Airport, Green Bond, Revenue Bonds
4.00%, due 1/1/40	1,400,000	1,547,906
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
5.00%, due 7/1/33	3,825,000	4,048,689
5.00%, due 7/1/43	2,590,000	2,741,466
		8,338,061
Maryland 0.5%
County of Baltimore MD, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	1,750,000	1,956,496
4.00%, due 1/1/50	2,500,000	2,792,677
County of Frederick MD, Oakdale Lake Linganore Project, Tax Allocation
3.75%, due 7/1/39	1,410,000	1,454,209
County of Frederick MD, Urbana Community Development Authority, Special Tax
Series C
4.00%, due 7/1/50	1,000,000	1,090,949
County of Frederick MD, Mount St Mary's University, Inc., Revenue Bonds (a)
Series A
5.00%, due 9/1/37	3,000,000	3,286,745
Series A
5.00%, due 9/1/45	500,000	540,076
Maryland Economic Development Corp., Port Convington Project, Tax Allocation
3.25%, due 9/1/30	1,250,000	1,330,516
4.00%, due 9/1/50	4,000,000	4,343,946
Maryland Economic Development Corp., SSA Baltimore Project, Revenue Bonds
3.997%, due 4/1/34	11,945,000	11,979,152
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, Revenue Bonds
Series B
4.00%, due 1/1/51	13,160,000	14,647,323
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
Series A
4.00%, due 6/1/51	1,000,000	1,103,679
4.00%, due 6/1/55	1,000,000	1,100,399
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,135,047
Series A
5.00%, due 7/1/48	3,000,000	3,372,687
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Revenue Bonds
5.00%, due 7/1/45	4,000,000	4,400,032

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (a)
Series A
5.125%, due 7/1/37	$ 1,260,000	$ 1,358,213
Series A
5.375%, due 7/1/52	1,530,000	1,639,132
Maryland Health & Higher Educational Facilities Authority, Edenwald Issue, Revenue Bonds
5.25%, due 1/1/37	1,000,000	1,099,762
		58,631,040
Massachusetts 1.3%
Commonwealth of Massachusetts, Limited General Obligation
Series B
3.00%, due 4/1/47	4,500,000	4,655,018
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series B
3.00%, due 4/1/48	22,000,000	22,731,940
Massachusetts Development Finance Agency, Seven Hills Foundation Obligated Group, Revenue Bonds
4.00%, due 9/1/34	1,000,000	1,145,412
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/44	17,750,000	19,277,853
Massachusetts Development Finance Agency, Equitable School Revolving Fund LLC, Revenue Bonds
Series C
4.00%, due 11/1/51	1,355,000	1,521,932
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (a)
5.00%, due 11/15/33	3,000,000	3,299,212
5.125%, due 11/15/46	6,000,000	6,520,655
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (a)
Series G
5.00%, due 7/15/35	270,000	322,348
Series G
5.00%, due 7/15/36	235,000	280,277
Series G
5.00%, due 7/15/37	245,000	292,023
Series G
5.00%, due 7/15/46	1,100,000	1,290,159
Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
5.00%, due 9/1/40	1,325,000	1,455,456
5.00%, due 9/1/45	1,175,000	1,284,829
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	3,000,000	3,298,560
Massachusetts Development Finance Agency, Ascentria Care Alliance Project, Revenue Bonds (a)
5.00%, due 7/1/41	5,175,000	5,616,293
5.00%, due 7/1/56	3,000,000	3,165,815
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,230,943
5.00%, due 10/1/48	8,000,000	8,872,891
5.00%, due 10/1/54	16,000,000	17,674,957

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Development Finance Agency, Boston Medical Center, Green Bond, Revenue Bonds
5.00%, due 7/1/44	$ 1,000,000	$ 1,111,099
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds
Series L
5.00%, due 7/1/44	8,455,000	9,778,441
Series I
5.00%, due 7/1/46	2,000,000	2,283,253
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	10,415,000	11,578,353
Massachusetts Development Finance Agency, CareGroup Obligated Group, Revenue Bonds
Series J2
5.00%, due 7/1/53	6,785,000	7,950,468
Massachusetts Development Finance Agency, Lawrence General Hospital, Revenue Bonds
Series A
5.50%, due 7/1/44	6,000,000	6,032,967
Massachusetts Development Finance Agency, North Hill Communities Inc., Revenue Bonds
Series A
6.50%, due 11/15/43 (a)	2,000,000	2,192,027
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (b)
Series B
2.00%, due 7/1/37	3,600,000	3,443,540
Series C
3.00%, due 7/1/51	4,000,000	3,729,910
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series B
3.00%, due 7/1/35 (b)	4,990,000	5,076,256
		158,112,887
Michigan 2.0%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,260,000	3,650,185
5.00%, due 2/15/47	3,000,000	3,335,487
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	1,050,000	1,051,238
5.125%, due 11/1/35	605,000	605,678
City of Detroit MI, Unlimited General Obligation
Insured: AMBAC
4.60%, due 4/1/24	20,150	20,150
5.00%, due 4/1/27	850,000	967,787
5.00%, due 4/1/31	1,000,000	1,144,773
5.00%, due 4/1/33	1,200,000	1,370,898
5.00%, due 4/1/35	1,000,000	1,140,542
5.00%, due 4/1/37	1,100,000	1,252,785
5.00%, due 4/1/38	850,000	966,723
Insured: AMBAC
5.25%, due 4/1/22	58,125	58,233
Insured: AMBAC
5.25%, due 4/1/24	45,725	45,750

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
City of Detroit MI, Unlimited General Obligation
5.50%, due 4/1/45	$ 1,100,000	$ 1,320,095
5.50%, due 4/1/50	2,070,000	2,471,072
City of Detroit MI, Water Supply System, Revenue Bonds, Second Lien
Series Second LIEN B, Insured: NATL
5.00%, due 7/1/34	10,000	10,041
City of Detroit MI, Water and Sewage Disposable System, Revenue Bonds, Senior Lien
Series A
5.25%, due 7/1/39	5,000,000	5,099,960
Detroit Service Learning Academy, Revenue Bonds
4.00%, due 7/1/31	3,805,000	4,005,046
4.00%, due 7/1/41	2,150,000	2,180,303
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	50,000,000	15,207,125
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/65	201,000,000	25,911,392
Series A, Class 1
4.00%, due 6/1/49	7,000,000	7,687,424
Michigan Finance Authority, Calvin University Obligated Group, Revenue Bonds
4.00%, due 9/1/46	2,970,000	3,283,711
4.00%, due 9/1/50	1,550,000	1,707,345
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	7,000,000	7,749,043
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds
Series C
5.00%, due 7/1/34	1,000,000	1,115,109
Series C
5.00%, due 7/1/35	2,000,000	2,224,567
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D-4
5.00%, due 7/1/34	1,000,000	1,088,228
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds, Senior Lien
Series C-1
5.00%, due 7/1/44	1,000,000	1,018,959
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,039,776
5.00%, due 12/1/40	1,700,000	1,762,145
5.00%, due 12/1/45	4,700,000	4,856,936
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,704,956
5.25%, due 2/1/32	3,600,000	4,014,895
Michigan Finance Authority, Local Government Loan Program, Public Lightning Local Project, Revenue Bonds
Series B
5.00%, due 7/1/44	4,000,000	4,183,896
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	3,099,480

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Presbyterian Villages of Michigan Obligated Group, Revenue Bonds
5.50%, due 11/15/45	$ 1,025,000	$ 1,086,217
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	2,912,872
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (a)	1,960,000	1,766,099
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	305,296
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	6,265,000	6,904,680
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds (b)
5.00%, due 12/31/43	1,500,000	1,740,118
5.00%, due 6/30/48	18,000,000	20,730,109
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds
Series B
(zero coupon), due 6/1/46	291,930,000	38,492,255
Series B
(zero coupon), due 6/1/52	23,420,000	2,701,258
Series C
(zero coupon), due 6/1/58	978,750,000	48,470,049
Richfield Public School Academy, Revenue Bonds
4.00%, due 9/1/30	750,000	759,455
Summit Academy North, Michigan Public School Academy, Revenue Bonds
4.00%, due 11/1/41	2,875,000	2,999,981
		247,220,122
Minnesota 1.0%
City of Blaine MN, Crest View Senior Communities Project, Revenue Bonds
Series A
6.125%, due 7/1/45	1,300,000	1,193,566
City of Crookston MN, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	4,000,000	4,152,313
City of Forest Lake MN, Lakes International Language Academy Project, Revenue Bonds
Series A
5.375%, due 8/1/50	1,250,000	1,396,953
City of Ham Lake MN, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,500,000	3,792,909
City of Independence MN, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/51	1,400,000	1,489,214
Series A
4.00%, due 7/1/56	1,080,000	1,144,315
City of Minneapolis MN, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (a)	4,085,000	4,405,452

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
City of Rochester MN, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	$ 2,000,000	$ 2,062,693
City of St Paul MN, Healtheast Care System Project, Revenue Bonds
Series A
5.00%, due 11/15/29	1,745,000	1,984,776
Series A
5.00%, due 11/15/40	1,775,000	2,018,899
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/48	8,550,000	9,906,943
Series A
5.00%, due 2/15/53	26,250,000	30,285,090
Series A
5.25%, due 2/15/58	50,655,000	59,652,767
Duluth Economic Development Authority, Cambia Hills of Bethel Project, Revenue Bonds
5.625%, due 12/1/55 (d)(f)(g)	6,000,000	1,500,000
Minnesota Higher Education Facilities Authority, Augsburg College, Revenue Bonds
Series A
5.00%, due 5/1/46	325,000	343,542
		125,329,432
Mississippi 0.0% ‡
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds
2.375%, due 6/1/44	5,000,000	4,463,766
Missouri 0.4%
Branson Industrial Development Authority, Tax Increment, Branson Landing-Retail Project, Tax Allocation
5.50%, due 6/1/29	3,225,000	3,225,332
Cape Girardeau County Industrial Development Authority, Southeast Health, Revenue Bonds
4.00%, due 3/1/41	2,225,000	2,454,924
City of Lees Summit MO, Department of Airports, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (a)	3,045,000	2,958,373
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St. Louis, Revenue Bonds
Series A
4.00%, due 6/15/41	3,300,000	3,481,601
Series A
5.00%, due 6/15/45	3,520,000	4,053,768
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
4.00%, due 2/1/42	4,000,000	4,456,315
Health & Educational Facilities Authority of the State of Missouri, AT Still University of Health Sciences, Revenue Bonds
Series A
4.00%, due 10/1/43	1,125,000	1,197,911
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
4.00%, due 2/15/51	2,125,000	2,355,266
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Revenue Bonds
5.00%, due 11/1/40	2,000,000	2,409,947

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/50 (a)	$ 5,000,000	$ 4,925,889
Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	1,010,000	1,010,450
6.00%, due 5/1/42	2,800,000	2,801,364
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,750,000	6,783,476
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	1,900,000	1,979,345
St. Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	3,250,000	3,688,451
		47,782,412
Montana 0.2%
County of Gallatin MT, Bozeman Fiber Project, Revenue Bonds (a)
Series A
4.00%, due 10/15/46	3,000,000	2,967,875
Series A
4.00%, due 10/15/51	4,000,000	3,889,106
Montana Facility Finance Authority, Bozeman Deaconess Health Services, Revenue Bonds
Series A
3.00%, due 6/1/50	4,500,000	4,634,896
Montana Facility Finance Authority, Montana Children's Home and Hospital, Revenue Bonds
Series A
4.00%, due 7/1/50	10,000,000	10,680,776
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	5,765,000	6,548,401
		28,721,054
Nevada 0.2%
City of Reno NV, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (a)	17,000,000	2,824,032
City of Reno NV, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds, First Lien
Series A
4.00%, due 6/1/43	2,500,000	2,653,755
City of Reno NV, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (a)	9,000,000	967,861
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B
4.00%, due 7/1/39	4,710,000	5,131,865

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B
4.00%, due 7/1/40	$ 4,640,000	$ 5,048,181
Las Vegas Redevelopment Agency, Tax Allocation
5.00%, due 6/15/45	2,750,000	3,045,225
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds (a)
Series A
5.00%, due 12/15/38	1,000,000	1,085,471
Series A
5.00%, due 12/15/48	3,465,000	3,713,655
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/34	2,000,000	2,279,908
5.00%, due 7/1/40	2,500,000	2,825,842
		29,575,795
New Hampshire 0.3%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: ACA
(zero coupon), due 1/1/26	1,995,000	1,788,593
Manchester Housing and Redevelopment Authority, Inc., Meals & Rooms Tax, Revenue Bonds
Series B, Insured: ACA
(zero coupon), due 1/1/27	2,380,000	2,065,013
New Hampshire Business Finance Authority, St. Luke's University Health Network, Revenue Bonds
Series B, Insured: AGM
3.00%, due 8/15/51	10,600,000	10,490,673
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/41	3,175,000	3,398,213
4.00%, due 1/1/51	4,600,000	4,864,575
New Hampshire Business Finance Authority, Ascentria Care Alliance Project, Revenue Bonds
5.00%, due 7/1/51 (a)	2,000,000	2,120,090
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (a)	1,500,000	1,582,880
New Hampshire Health and Education Facilities Authority Act, Catholic Medical Center, Revenue Bonds
5.00%, due 7/1/44	3,000,000	3,392,106
New Hampshire Health and Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds
5.00%, due 10/1/46	1,800,000	2,004,435
		31,706,578
New Jersey 4.0%
City of Atlantic City NJ, Unlimited General Obligation
Insured: AGM
4.00%, due 11/1/26	805,000	819,373
Essex County Improvement Authority, New Jersey Institute of Technology, NIJIT Student Housing Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 8/1/51	1,500,000	1,710,506
Series A, Insured: BAM
4.00%, due 8/1/56	2,600,000	2,951,154

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
Essex County Improvement Authority, New Jersey Institute of Technology, NIJIT Student Housing Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 8/1/60	$ 2,250,000	$ 2,529,476
Essex County Improvement Authority, North Star Academy Charter School of New York Inc. Project, Revenue Bonds (a)
4.00%, due 7/15/60	12,255,000	13,049,666
Series A
4.00%, due 8/1/60	4,005,000	4,265,944
New Jersey Economic Development Authority, Motor Vehicle Surcharge, Revenue Bonds
Series A
4.00%, due 7/1/34	1,000,000	1,088,653
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
4.00%, due 11/1/39	2,000,000	2,207,755
Series A
4.00%, due 11/1/44	11,500,000	12,562,442
Series A
5.00%, due 11/1/35	10,000,000	11,918,029
Series A
5.00%, due 11/1/36	3,500,000	4,165,869
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series QQQ
4.00%, due 6/15/46	2,750,000	3,007,452
Series QQQ
4.00%, due 6/15/50	5,215,000	5,665,556
Series LLL
5.00%, due 6/15/44	1,000,000	1,172,724
Series LLL
5.00%, due 6/15/49	7,090,000	8,271,044
New Jersey Economic Development Authority, Revenue Bonds
Series A
5.00%, due 7/1/33	1,765,000	2,021,704
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	500,000	538,959
Series A
5.00%, due 1/1/50	3,100,000	3,298,085
New Jersey Economic Development Authority, State Government Buildings Project, Revenue Bonds
Series C
5.00%, due 6/15/42	9,210,000	10,595,299
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/47 (b)	10,000,000	11,340,585
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	12,410,000	12,834,032
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.125%, due 1/1/34	3,000,000	3,209,926
Insured: AGM
5.125%, due 7/1/42	1,705,000	1,827,664

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.375%, due 1/1/43	$ 2,000,000	$ 2,145,419
New Jersey Economic Development Authority, UMM Energy Partners LLC, Revenue Bonds
Series A
5.125%, due 6/15/43 (b)	2,000,000	2,022,845
New Jersey Economic Development Authority, United Airlines, Inc., Revenue Bonds
5.25%, due 9/15/29	10,420,000	10,715,132
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	15,085,000	16,302,850
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds
6.00%, due 10/1/43	2,055,000	2,184,713
New Jersey Educational Facilities Authority, St Elizabeth University, Revenue Bonds
Series D
5.00%, due 7/1/46	2,190,000	2,322,289
New Jersey Health Care Facilities Financing Authority, University Hospital, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/46	3,750,000	4,166,647
New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds
5.75%, due 7/1/37	2,520,000	2,528,221
6.25%, due 7/1/35	2,725,000	2,733,710
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series 2020AA
4.00%, due 6/15/36	2,750,000	3,072,893
Series 2020AA
4.00%, due 6/15/38	8,750,000	9,734,296
Series 2020AA
4.00%, due 6/15/39	3,000,000	3,330,534
Series 2020AA
4.00%, due 6/15/45	6,000,000	6,578,755
Series 2020AA
4.00%, due 6/15/50	65,500,000	71,158,944
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
4.00%, due 6/15/39	3,150,000	3,509,865
Series BB
4.00%, due 6/15/40	12,000,000	13,332,642
Series BB
4.00%, due 6/15/41	12,100,000	13,398,588
Series BB
4.00%, due 6/15/42	12,750,000	14,061,049
Series BB
4.00%, due 6/15/50	25,000,000	27,151,750
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series BB
4.00%, due 6/15/50	5,105,000	5,514,866
Series AAA
5.00%, due 6/15/50	10,705,000	12,649,406

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Turnpike Authority, Revenue Bonds
Series E
5.00%, due 1/1/45	$ 8,830,000	$ 9,643,273
South Jersey Port Corp., Marine Terminal, Revenue Bonds (b)
Series B
5.00%, due 1/1/42	16,550,000	18,658,152
Series B
5.00%, due 1/1/48	10,710,000	12,033,275
South Jersey Port Corp., Revenue Bonds
Series A
5.00%, due 1/1/49	12,455,000	14,134,198
South Jersey Transportation Authority, Revenue Bonds
Series A
4.00%, due 11/1/50	25,000,000	27,464,605
Series A
5.00%, due 11/1/39	500,000	540,784
Series A
5.00%, due 11/1/45	10,500,000	12,526,201
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/46	10,215,000	11,472,229
Series B
5.00%, due 6/1/46	38,700,000	43,107,342
		499,247,370
New Mexico 0.1%
City of Santa Fe NM, El Castillo Retirement Residences Project, Revenue Bonds
Series B-1
2.625%, due 5/15/25	1,000,000	1,000,806
New Mexico Hospital Equipment Loan Council, Improvement and Refunding, Gerald Champion, Revenue Bonds
Series 2012A
5.50%, due 7/1/42	7,250,000	7,367,258
		8,368,064
New York 8.0%
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	1,500,000	1,638,328
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (a)	1,225,000	1,334,883
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds
Series A
5.00%, due 12/1/51 (a)	2,125,000	2,349,188
City of New Rochelle NY, Iona College Project, Revenue Bonds
Series A
5.00%, due 7/1/40	3,455,000	3,793,062

	Principal Amount	Value
Long-Term Municipal Bonds
New York
City of Newburgh NY, Limited General Obligation
Series A
5.00%, due 6/15/26	$ 960,000	$ 976,199
Series A
5.50%, due 6/15/31	750,000	764,038
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/51 (a)	7,000,000	7,958,592
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	40,000,000	9,228,536
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series B
4.00%, due 7/1/27	6,000,000	6,185,497
Series A
5.25%, due 7/1/56	3,160,000	3,395,338
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	3,605,000	3,750,133
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/45	14,000,000	15,154,262
Series E
4.00%, due 11/15/45	11,685,000	12,602,961
Series A-1
4.00%, due 11/15/46	21,945,000	23,528,973
Series A-1
4.00%, due 11/15/46	10,000,000	10,797,470
Series A-1
4.00%, due 11/15/47	29,700,000	32,027,256
Series D-2
4.00%, due 11/15/47	17,500,000	18,800,198
Series A-1
4.00%, due 11/15/48	22,000,000	23,697,637
Series A-1
4.00%, due 11/15/49	15,000,000	16,148,973
Series A-1
4.00%, due 11/15/50	11,800,000	12,694,997
Series A-1, Insured: AGM
4.00%, due 11/15/54	29,535,000	32,912,575
Series A-2
5.00%, due 11/15/27	3,400,000	3,894,836
Series B
5.00%, due 11/15/28	1,190,000	1,418,867
Series C
5.00%, due 11/15/42	5,370,000	6,296,973
Series D
5.00%, due 11/15/45	26,000,000	30,641,754

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Revenue Bonds
Series D-1
5.00%, due 9/1/22	$ 17,800,000	$ 18,213,935
Series F
5.00%, due 11/15/22	17,150,000	17,677,513
Series A-1
5.00%, due 2/1/23	10,000,000	10,373,960
Series D
5.00%, due 11/15/27	2,305,000	2,640,470
Series F
5.00%, due 11/15/30	10,260,000	10,571,419
Series B
5.00%, due 11/15/40	15,000,000	16,413,032
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/40	3,000,000	3,127,985
MTA Hudson Rail Yards Trust Obligations, Election 2016, Revenue Bonds
Series A
5.00%, due 11/15/56	7,400,000	7,783,177
Nassau County Tobacco Settlement Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	2,075,000	2,106,523
Series A-3
5.125%, due 6/1/46	13,155,000	13,396,807
New York City Educational Construction Fund, Revenue Bonds
Series B, Insured: State Intercept
5.00%, due 4/1/52	5,285,000	6,394,114
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/46	23,000,000	23,362,471
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A
3.00%, due 3/1/49	13,050,000	13,073,089
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	4,261,533
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S
(zero coupon), due 6/1/38	2,500,000	952,683
New York Liberty Development Corp., Revenue Bonds
Series 1WTC
2.75%, due 2/15/44	15,000,000	14,166,224
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
3.00%, due 11/15/51	9,500,000	9,310,038
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds (a)
Class 1
5.00%, due 11/15/44	2,000,000	2,151,031

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds (a)
Class 2
5.15%, due 11/15/34	$ 4,150,000	$ 4,528,391
Class 2
5.375%, due 11/15/40	6,500,000	7,095,102
Class 3
7.25%, due 11/15/44	10,500,000	11,425,075
New York State Dormitory Authority, State of New York Personal Income Tax, Revenue Bonds
Series A
3.00%, due 3/15/49	10,000,000	10,055,604
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/37	3,250,000	3,596,152
Series A
4.00%, due 8/1/38	3,250,000	3,590,818
Series A
5.00%, due 8/1/32	3,935,000	4,643,495
Series A
5.00%, due 8/1/35	2,350,000	2,766,983
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/48	7,500,000	8,296,646
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	6,000,000	6,642,870
Series A
4.00%, due 7/1/53	2,800,000	3,096,462
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/29	1,000,000	1,165,404
5.00%, due 12/1/30	1,200,000	1,394,437
New York State Dormitory Authority, Touro College and University System Obligated Group, Revenue Bonds
5.00%, due 1/1/47	9,000,000	10,124,241
New York State Thruway Authority, State of New York Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/50	9,500,000	9,548,724
Series A-1
3.00%, due 3/15/51	47,945,000	48,160,436
New York State Thruway Authority, Personal Income Tax, Revenue Bonds
Series A-1
4.00%, due 3/15/54	5,400,000	6,005,004
Series A-1
4.00%, due 3/15/55	10,000,000	11,111,799
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
4.00%, due 3/15/57	56,710,000	62,917,857
New York State Urban Development Corp., State of New York Personal Income Tax, Revenue Bonds
Series E
3.00%, due 3/15/47	10,000,000	10,176,742

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Urban Development Corp., State of New York Personal Income Tax, Revenue Bonds
Series C
3.00%, due 3/15/48	$ 6,355,000	$ 6,466,506
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.375%, due 10/1/45	49,360,000	54,969,493
5.00%, due 10/1/35	11,000,000	13,064,743
5.00%, due 10/1/40	42,740,000	50,068,320
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (b)
5.00%, due 8/1/26	10,200,000	10,302,943
5.25%, due 8/1/31	4,725,000	5,440,676
5.375%, due 8/1/36	6,470,000	7,839,514
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.25%, due 1/1/50 (b)	35,110,000	37,446,493
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/40	3,755,000	3,877,159
Series A, Insured: AGM
3.00%, due 12/1/44	6,750,000	6,920,757
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,430,000	1,444,166
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 221
4.00%, due 7/15/50	5,930,000	6,455,151
Series 221
4.00%, due 7/15/55	12,895,000	13,980,514
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series 2013A
7.00%, due 8/1/43	1,500,000	1,601,864
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,025,784
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	815,000	841,411
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	56,390,000	9,492,445
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series 2014A
5.00%, due 7/1/44	915,000	981,150
Town of Oyster Bay NY, Limited General Obligation
Series A
2.00%, due 3/11/22	82,952,867	83,080,050

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Westchester County Local Development Corp., Pace University, Revenue Bonds
Series A
5.50%, due 5/1/42	$ 6,205,000	$ 6,721,657
		1,007,330,568
North Carolina 0.6%
North Carolina Department of Transportation, I-77 Hot Lanes Project, Revenue Bonds
5.00%, due 6/30/54 (b)	10,000,000	10,717,098
North Carolina Medical Care Commission, The Forest at Duke Project, Revenue Bonds
4.00%, due 9/1/41	1,320,000	1,470,487
4.00%, due 9/1/46	1,370,000	1,519,088
North Carolina Medical Care Commission, Lutheran Services for the Aging, Revenue Bonds
Series A
4.00%, due 3/1/51	1,750,000	1,836,989
North Carolina Medical Care Commission, Plantation Village, Inc., Revenue Bonds
Series A
4.00%, due 1/1/52	3,500,000	3,791,554
North Carolina Medical Care Commission, United Methodist Retirement Homes, Revenue Bonds
Series A
5.00%, due 10/1/47	4,100,000	4,493,685
North Carolina Medical Care Commission, Pines at Davidson Project (The), Revenue Bonds
Series A
5.00%, due 1/1/49	4,500,000	4,885,877
North Carolina Medical Care Commission, Sharon Towers, Revenue Bonds
Series A
5.00%, due 7/1/49	1,500,000	1,640,892
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
3.00%, due 1/1/42	2,800,000	2,896,624
5.00%, due 1/1/49	25,000,000	29,449,555
Insured: AGM
5.00%, due 1/1/49	5,000,000	6,033,333
North Carolina Turnpike Authority, Monroe Expressway Toll, Revenue Bonds
Series A
5.00%, due 7/1/54	10,000,000	11,051,149
		79,786,331
North Dakota 0.4%
City of Grand Forks ND, Altru Health System Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 12/1/51	5,500,000	5,317,010
4.00%, due 12/1/46	1,500,000	1,670,239
4.00%, due 12/1/51	2,500,000	2,771,324
County of Cass ND, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	9,500,000	11,205,170

	Principal Amount	Value
Long-Term Municipal Bonds
North Dakota
County of Ward ND, Trinity Health Obligated Group, Revenue Bonds
Series C
5.00%, due 6/1/48	$ 28,640,000	$ 32,502,895
		53,466,638
Ohio 4.4%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	20,725,000	23,735,605
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
4.00%, due 6/1/48	1,500,000	1,620,133
Series B-2, Class 2
5.00%, due 6/1/55	202,990,000	223,277,775
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	12,720,000	14,155,023
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	5,205,000	5,689,033
Series A
5.00%, due 12/1/47	1,435,000	1,554,235
Cleveland-Cuyahoga County Port Authority, Starwood Wasserman University Heights Holding LLC, Revenue Bonds (d)(f)(g)
Series A
7.00%, due 12/1/18	710,000	184,600
Series A
7.35%, due 12/1/31	6,000,000	1,560,000
County of Cuyahoga OH, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,618,130
5.00%, due 2/15/37	5,350,000	6,159,566
5.00%, due 2/15/52	7,000,000	8,026,159
5.00%, due 2/15/57	8,610,000	9,849,933
5.50%, due 2/15/57	33,730,000	39,604,147
County of Cuyahoga OH, MetroHealth System, Revenue Bonds
5.50%, due 2/15/52	1,550,000	1,824,016
County of Hamilton OH, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,101,855
5.00%, due 1/1/46	2,090,000	2,238,435
County of Hamilton OH, Christ Hospital Project, Revenue Bonds
5.50%, due 6/1/42	2,500,000	2,541,868
County of Lucas OH, Promedica Healthcare Obligated Group, Revenue Bonds
Series A
5.25%, due 11/15/48	53,350,000	62,600,261
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	4,500,000	4,934,972
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Revenue Bonds
Series A
3.25%, due 9/1/29	1,500,000	1,543,715

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (a)(b)	$ 10,560,000	$ 11,920,676
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	5,000,000	5,044,153
5.00%, due 11/1/44	750,000	824,123
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,890,650
5.00%, due 3/1/44	9,610,000	10,723,746
Ohio Higher Educational Facility Commission, Menorah Park Obligated Group, Revenue Bonds
5.25%, due 1/1/48	4,295,000	4,391,083
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	1,000,000	1,099,079
5.50%, due 12/1/53	1,215,000	1,349,743
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series A
4.00%, due 1/15/46	50,235,000	55,966,582
State of Ohio, University Hospitals Health System, Revenue Bonds
Series A
4.00%, due 1/15/50	25,000,000	27,546,443
Toledo-Lucas County Port Authority, University of Toledo Parking Project, Revenue Bonds
4.00%, due 1/1/57	6,500,000	6,915,878
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	1,400,000	1,479,079
Series A
5.00%, due 7/1/39	2,000,000	2,100,404
Series A
5.00%, due 7/1/46	9,790,000	10,235,615
		555,306,715
Oklahoma 0.1%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/37	2,215,000	2,402,896
5.00%, due 9/1/37	3,500,000	3,973,776
Oklahoma Development Finance Authority, Provident Oklahoma Education Resources, Inc. Cross Village Student Housing Project, Revenue Bonds (f)(g)
Series A
5.00%, due 8/1/47	6,525,171	7,178
Series A
5.25%, due 8/1/57	8,192,966	9,012
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,383,649
		7,776,511
Oregon 0.1%
Astoria Hospital Facilities Authority, Columbia Memorial Hospital Obligated Group, Revenue Bonds
3.50%, due 8/1/42	845,000	882,338

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon
County of Yamhill OR, George Fox University Project, Revenue Bonds
4.00%, due 12/1/51	$ 3,200,000	$ 3,558,966
Medford Hospital Facilities Authority, Rogue Valley Manor, Revenue Bonds
Series 2013A
5.00%, due 10/1/42	4,605,000	4,810,834
Oregon State Facilities Authority, Samaritan Health, Revenue Bonds
Series A
5.00%, due 10/1/46	190,000	220,328
Series A
5.00%, due 10/1/46	2,810,000	3,168,988
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (a)	1,560,000	1,634,484
		14,275,938
Pennsylvania 3.9%
Allegheny County Airport Authority, Revenue Bonds (b)
Series A, Insured: AGM
4.00%, due 1/1/46	6,775,000	7,474,816
Series A
4.00%, due 1/1/56	35,400,000	38,493,514
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/44	16,500,000	17,934,807
Allegheny County Industrial Development Authority, Urban Academy of Greater Pittsburgh Charter School, Revenue Bonds
Series A
4.00%, due 6/15/41 (a)	1,895,000	2,001,103
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	3,100,000	3,266,112
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/42	13,250,000	15,018,996
5.00%, due 5/1/42	15,075,000	16,814,843
5.125%, due 5/1/32	4,600,000	5,280,799
5.375%, due 5/1/42	4,225,000	4,845,410
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
5.00%, due 5/1/42	3,500,000	4,214,138
6.00%, due 5/1/42 (a)	4,900,000	5,899,005
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
4.00%, due 7/1/51	10,450,000	11,343,103
5.00%, due 7/1/40	3,155,000	3,801,463
Cambria County General Financing Authority, St. Francis University, Revenue Bonds
Series TT5
4.00%, due 4/1/46	2,035,000	2,127,300
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,333,424
5.75%, due 10/1/38	3,450,000	3,747,325
5.75%, due 10/1/43	2,290,000	2,475,021

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (a)	$ 944,000	$ 1,045,901
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds
5.00%, due 9/15/27	820,000	893,922
5.00%, due 9/15/28	860,000	934,813
5.00%, due 9/15/29	175,000	189,689
5.00%, due 9/15/37	4,590,000	4,869,078
City of Harrisburg PA, Capital Appreciation, Unlimited General Obligation
Series F, Insured: AMBAC
(zero coupon), due 9/15/22	545,000	531,202
City of Philadelphia PA, Private Activity, Revenue Bonds
5.00%, due 7/1/51 (b)	10,500,000	12,511,628
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	14,000,000	15,546,152
Cumberland County Municipal Authority, Revenue Bonds
Series A
5.00%, due 1/1/39	195,000	237,479
Series A
5.00%, due 1/1/39	1,805,000	2,111,073
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (a)
5.00%, due 10/15/34	6,150,000	6,769,728
5.125%, due 10/15/41	5,000,000	5,497,853
5.875%, due 10/15/40	4,000,000	4,719,974
6.25%, due 10/15/53	7,550,000	8,994,098
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	1,405,000	1,496,224
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	408,670
5.00%, due 12/1/49	1,020,000	1,101,916
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (a)
Series A
6.00%, due 7/15/38	3,000,000	3,431,653
Series A
6.50%, due 7/15/48	4,500,000	5,197,758
Huntingdon County General Authority, AICUP Financing Program, Revenue Bonds
Series 2
5.00%, due 5/1/46	4,255,000	4,697,434
Lancaster County Hospital Authority, St. Anne's Retirement Community, Inc. Project, Revenue Bonds
5.00%, due 3/1/45	500,000	551,634
5.00%, due 3/1/50	750,000	825,586
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/44	1,550,000	1,689,253
4.00%, due 12/1/49	1,900,000	2,062,868
5.00%, due 12/1/44	1,675,000	1,886,567
5.00%, due 12/1/49	2,365,000	2,653,780
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/56	2,800,000	2,914,807

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
4.00%, due 9/1/44	$ 3,000,000	$ 3,308,956
4.00%, due 9/1/49	17,310,000	18,971,975
Series A
4.00%, due 9/1/49	1,660,000	1,815,863
4.00%, due 9/1/51	4,000,000	4,379,169
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	4,245,000	4,520,788
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Revenue Bonds
Series B
5.00%, due 5/1/57	10,000,000	11,868,110
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	5,000,000	5,735,386
Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network, Revenue Bonds
Series 2015A
5.25%, due 1/15/45	6,300,000	7,023,050
Series 2015A
5.25%, due 1/15/46	1,000,000	1,113,474
New Wilmington Municipal Authority, Westminster College Project, Revenue Bonds
Series PP1
5.25%, due 5/1/46	3,700,000	3,985,310
Northeastern Pennsylvania Hospital and Education Authority, King's College Project, Revenue Bonds
5.00%, due 5/1/44	1,000,000	1,139,840
5.00%, due 5/1/49	1,350,000	1,531,566
Northeastern Pennsylvania Hospital and Education Authority, Wilkes University Project, Revenue Bonds
Series A
5.25%, due 3/1/42	7,640,000	7,670,382
Pennsylvania Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds
4.125%, due 12/31/38	4,000,000	4,405,892
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
4.00%, due 8/15/49	10,335,000	11,615,528
Pennsylvania Higher Educational Facilities Authority, Shippensburg University Student Services, Inc., Revenue Bonds
5.00%, due 10/1/44	1,000,000	1,029,435
Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
Series A
5.50%, due 7/15/38	2,500,000	2,666,337
5.50%, due 7/15/43	2,400,000	2,559,683
Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds
Series A
6.25%, due 9/1/33	1,560,000	1,658,009
Series A
6.50%, due 9/1/38	1,000,000	1,062,585
Pennsylvania Turnpike Commission, Revenue Bonds
Series A
4.00%, due 12/1/50	40,735,000	45,530,711
Series A
4.00%, due 12/1/51	9,190,000	10,255,089

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/51	$ 14,485,000	$ 16,070,241
Series C
4.00%, due 12/1/51	14,435,000	16,253,516
Series C
5.00%, due 12/1/44	16,535,000	18,159,565
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,229,153
Series A
5.00%, due 5/1/50	3,130,000	3,450,037
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	600,000	702,223
Series A
5.00%, due 8/1/50	1,050,000	1,212,852
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds
5.00%, due 3/15/45 (a)	5,500,000	5,857,064
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (a)	1,700,000	1,912,700
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (a)
Series A
5.125%, due 6/1/38	2,000,000	2,180,646
Series A
5.25%, due 6/1/48	3,085,000	3,334,433
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Revenue Bonds
Series A
6.50%, due 6/1/45	2,200,000	2,334,867
Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds
6.625%, due 12/15/41	1,000,000	1,051,487
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School, Revenue Bonds
Series A
7.25%, due 6/15/43	4,500,000	5,012,847
Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds
7.375%, due 6/15/43	1,500,000	1,605,575
Philadelphia Authority for Industrial Development, Esperanza Academy Charter School Project, Revenue Bonds
8.20%, due 12/1/43	1,800,000	1,920,106
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	9,000,000	9,119,543
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	1,066,370
5.00%, due 6/1/46	2,625,000	2,766,711

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Susquehanna Area Regional Airport Authority, Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/33	$ 3,000,000	$ 3,048,793
Wilkes-Barre Finance Authority, Wilkes University Project, Revenue Bonds
4.00%, due 3/1/42	2,500,000	2,637,061
		494,614,847
Puerto Rico 14.0%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	46,000,000	7,541,640
Series B
(zero coupon), due 5/15/57	100,000,000	5,636,510
5.375%, due 5/15/33	1,430,000	1,470,686
5.50%, due 5/15/39	1,475,000	1,516,677
5.625%, due 5/15/43	37,890,000	38,664,331
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A
4.00%, due 7/1/20 (f)(g)	1,140,000	1,040,250
Series A
4.00%, due 7/1/21 (f)(g)	2,265,000	2,041,331
Series A
4.00%, due 7/1/24 (f)(g)	175,000	155,969
Series A
4.125%, due 7/1/22 (f)(g)	500,000	461,875
Series D
4.50%, due 7/1/20 (f)(g)	535,000	527,644
Insured: AMBAC
4.50%, due 7/1/23	370,000	370,642
Series A
4.50%, due 7/1/25 (f)(g)	1,075,000	999,750
Series A
4.50%, due 7/1/26 (f)(g)	745,000	686,331
Series A
4.75%, due 7/1/18 (f)(g)	3,060,000	3,033,225
Series A
4.75%, due 7/1/30	4,000	3,670
Series A
4.75%, due 7/1/30 (f)(g)	1,630,000	1,513,863
Series A
4.75%, due 7/1/31 (f)(g)	2,190,000	2,023,013
Series A
5.00%, due 7/1/19 (f)(g)	5,000,000	4,956,250
Series D
5.00%, due 7/1/19 (f)(g)	1,895,000	1,878,893
Series A
5.00%, due 7/1/20 (f)(g)	3,055,000	3,028,269

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A
5.00%, due 7/1/20 (f)(g)	$ 805,000	$ 753,681
Series D
5.00%, due 7/1/20 (f)(g)	195,000	193,294
Series A
5.00%, due 7/1/21 (f)(g)	495,000	463,444
Series A
5.00%, due 7/1/22 (f)(g)	3,255,000	3,051,562
Series A
5.00%, due 7/1/23 (f)(g)	195,000	196,463
Series A
5.00%, due 7/1/24 (f)(g)	1,240,000	1,247,750
Series A, Insured: AGC-ICC
5.00%, due 7/1/25	250,000	251,052
Series A
5.00%, due 7/1/25 (f)(g)	5,120,000	5,158,400
Series A
5.00%, due 7/1/25 (f)(g)	2,050,000	2,065,375
Series A
5.00%, due 7/1/27 (f)(g)	4,350,000	4,360,875
5.00%, due 7/1/28	460,000	457,700
Series A
5.00%, due 7/1/28 (f)(g)	770,000	775,775
Series A
5.00%, due 7/1/29	3,500,000	3,443,125
Series A
5.00%, due 7/1/29 (f)(g)	17,615,000	17,769,131
Series A-4, Insured: AGM
5.00%, due 7/1/31	5,000,000	5,021,033
Series A
5.00%, due 7/1/33 (f)(g)	10,125,000	9,441,562
Series A
5.00%, due 7/1/33 (f)(g)	11,320,000	11,390,750
5.00%, due 7/1/34 (f)(g)	5,250,000	5,289,375
Series A
5.00%, due 7/1/34	1,000	984
Series A
5.00%, due 7/1/41	1,990,000	1,791,000
Series A
5.00%, due 7/1/41 (f)(g)	1,375,000	1,254,688
5.125%, due 7/1/31 (f)(g)	6,470,000	6,510,437
Series A
5.125%, due 7/1/37	1,316,000	1,212,365
Series A
5.125%, due 7/1/37 (f)(g)	10,425,000	9,721,312
Series A
5.25%, due 7/1/20 (f)(g)	1,845,000	1,856,531

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A
5.25%, due 7/1/23 (f)(g)	$ 5,325,000	$ 5,045,437
5.25%, due 7/1/24 (f)(g)	7,485,000	7,354,012
Series A
5.25%, due 7/1/25 (f)(g)	3,000,000	3,030,000
Series A
5.25%, due 7/1/26 (f)(g)	4,205,000	4,252,306
Series A
5.25%, due 7/1/26 (f)(g)	5,910,000	5,887,837
Series A
5.25%, due 7/1/29 (f)(g)	2,650,000	2,679,813
Series A-4, Insured: AGM
5.25%, due 7/1/30	7,080,000	7,128,553
Series A
5.25%, due 7/1/33 (f)(g)	2,230,000	2,255,088
Series A
5.25%, due 7/1/37 (f)(g)	4,565,000	4,622,062
Series E
5.375%, due 7/1/30 (f)(g)	1,775,000	1,752,813
Series A
5.375%, due 7/1/33 (f)(g)	4,490,000	4,506,837
Series A
5.50%, due 7/1/18 (f)(g)	6,275,000	6,329,906
Series A
5.50%, due 7/1/18 (f)(g)	3,745,000	3,777,769
Series A
5.50%, due 7/1/23 (f)(g)	3,155,000	3,194,437
Series A
5.50%, due 7/1/26 (f)(g)	1,960,000	1,862,000
Series A
5.50%, due 7/1/26 (f)(g)	6,490,000	6,173,612
Series A
5.50%, due 7/1/32 (f)(g)	2,955,000	2,962,387
Series A
5.50%, due 7/1/39 (f)(g)	33,725,000	32,038,750
Series E
5.625%, due 7/1/32 (f)(g)	5,370,000	5,410,275
Series E
5.625%, due 7/1/33 (f)(g)	5,635,000	5,642,044
Series E
5.625%, due 7/1/34 (f)(g)	10,000	10,050
Series A
5.75%, due 7/1/28 (f)(g)	1,120,000	1,068,200
Series C
5.75%, due 7/1/36 (f)(g)	30,840,000	28,796,850
Series B
5.75%, due 7/1/38 (f)(g)	7,940,000	7,870,525

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A
5.75%, due 7/1/41 (f)(g)	$ 14,335,000	$ 14,335,000
Series A
6.00%, due 7/1/28 (f)(g)	1,145,000	1,160,744
Series C
6.00%, due 7/1/35 (f)(g)	630,000	600,075
Series A
6.00%, due 7/1/38 (f)(g)	13,495,000	13,832,375
Series B
6.00%, due 7/1/39 (f)(g)	12,925,000	13,248,125
Series C
6.00%, due 7/1/39 (f)(g)	16,805,000	16,847,012
Series A
6.00%, due 7/1/40 (f)(g)	825,000	807,469
Series B
6.50%, due 7/1/37 (f)(g)	5,685,000	5,855,550
Series C
6.50%, due 7/1/40 (f)(g)	1,150,000	1,135,625
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A
5.00%, due 6/1/22 (a)	10,940,000	11,035,725
Series A
5.00%, due 7/1/33	1,000	983
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	134,750,740	124,644,434
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series C
3.75%, due 7/1/27 (a)	15,050,000	15,212,040
Series A
4.00%, due 7/1/42 (a)(c)	31,640,000	35,436,553
Series A
4.00%, due 7/1/47 (a)(c)	3,235,000	3,569,764
Series A
5.00%, due 7/1/22	5,455,000	5,551,513
Series A
5.00%, due 7/1/22 (a)	320,000	325,920
Series A
5.00%, due 7/1/24 (a)(c)	3,430,000	3,693,881
Series 2020A
5.00%, due 7/1/25 (a)	10,000,000	11,277,499
Series A
5.00%, due 7/1/25 (a)(c)	4,600,000	5,106,402
Series A
5.00%, due 7/1/27 (a)	345,000	407,470
Series A
5.00%, due 7/1/28 (a)(c)	4,750,000	5,590,014

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/29 (a)(c)	$ 6,785,000	$ 8,096,542
Series 2020A
5.00%, due 7/1/30 (a)	23,000,000	28,441,828
Series 2020A
5.00%, due 7/1/35 (a)	38,000,000	46,032,512
Series 2020A
5.00%, due 7/1/47 (a)	35,500,000	41,678,235
Series A
5.50%, due 7/1/28	4,000,000	4,079,019
Series A
5.75%, due 7/1/37	3,040,000	3,103,189
Series A
6.00%, due 7/1/47	8,409,000	8,591,745
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
4.00%, due 7/1/42	49,680,000	55,900,905
Series B
4.00%, due 7/1/47	14,730,000	16,343,290
Series B
5.00%, due 7/1/25	265,000	298,854
Series B
5.00%, due 7/1/28	8,420,000	10,112,780
Series B
5.00%, due 7/1/33	18,180,000	22,587,030
Series B
5.00%, due 7/1/37	2,425,000	2,980,623
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax, Revenue Bonds
Series A, Insured: AGC
4.50%, due 7/1/36	6,240,000	6,334,080
Series A, Insured: AMBAC
5.00%, due 7/1/31	7,765,000	7,943,649
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD-RSA-1
3.30%, due 7/1/19 (f)(g)	1,015,000	995,969
Series ZZ-RSA-1
4.25%, due 7/1/20 (f)(g)	1,355,000	1,380,406
Series CCC
4.25%, due 7/1/23 (f)(g)	1,150,000	1,183,063
Series CCC-RSA-1
4.375%, due 7/1/22 (f)(g)	115,000	118,306
Series CCC-RSA-1
4.60%, due 7/1/24 (f)(g)	200,000	205,750
Series CCC-RSA-1
4.625%, due 7/1/25 (f)(g)	1,085,000	1,116,194
Series XX-RSA-1
4.75%, due 7/1/26 (f)(g)	320,000	329,200

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series ZZ-RSA-1
4.75%, due 7/1/27 (f)(g)	$ 405,000	$ 416,644
Series A-RSA-1
4.80%, due 7/1/29 (f)(g)	690,000	709,838
Series DDD-RSA-1
5.00%, due 7/1/20 (f)(g)	3,250,000	3,347,500
Series TT-RSA-1
5.00%, due 7/1/20 (f)(g)	2,195,000	2,260,850
Series CCC
5.00%, due 7/1/21 (f)(g)	470,000	484,100
Series DDD-RSA-1
5.00%, due 7/1/21 (f)(g)	275,000	283,250
Series TT-RSA-1
5.00%, due 7/1/21 (f)(g)	1,215,000	1,251,450
Series PP, Insured: NATL
5.00%, due 7/1/22	200,000	204,601
Series SS, Insured: NATL
5.00%, due 7/1/22	1,140,000	1,166,223
Series RR, Insured: NATL
5.00%, due 7/1/23	4,580,000	4,685,353
Series TT-RSA-1
5.00%, due 7/1/23 (f)(g)	365,000	376,863
Series CCC
5.00%, due 7/1/24 (f)(g)	1,845,000	1,904,963
Series RR, Insured: NATL
5.00%, due 7/1/24	115,000	117,645
Series RR
5.00%, due 7/1/24 (f)(g)	295,000	304,588
Series CCC-RSA-1
5.00%, due 7/1/25 (f)(g)	575,000	593,688
Series SS, Insured: NATL
5.00%, due 7/1/25	770,000	787,712
Series TT-RSA-1
5.00%, due 7/1/25 (f)(g)	1,030,000	1,063,475
Series TT-RSA-1
5.00%, due 7/1/26 (f)(g)	1,050,000	1,084,125
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	150,000	153,086
Series TT-RSA-1
5.00%, due 7/1/27 (f)(g)	1,250,000	1,290,625
Series WW
5.00%, due 7/1/28 (f)(g)	380,000	392,350
Series TT-RSA-1
5.00%, due 7/1/32 (f)(g)	9,570,000	9,881,025
Series TT-RSA-1
5.00%, due 7/1/37 (f)(g)	1,620,000	1,672,650

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series A-RSA-1
5.00%, due 7/1/42 (f)(g)	$ 9,005,000	$ 9,297,662
Series A-RSA-1
5.05%, due 7/1/42 (f)(g)	825,000	851,813
Series ZZ-RSA-1
5.25%, due 7/1/20 (f)(g)	225,000	232,594
Series ZZ-RSA-1
5.25%, due 7/1/23 (f)(g)	620,000	642,475
Series AAA-RSA-1
5.25%, due 7/1/24 (f)(g)	3,000,000	3,108,750
Series WW
5.25%, due 7/1/25 (f)(g)	1,605,000	1,663,181
Series AAA-RSA-1
5.25%, due 7/1/26 (f)(g)	110,000	113,988
Series ZZ-RSA-1
5.25%, due 7/1/26 (f)(g)	3,520,000	3,647,600
Series VV, Insured: NATL
5.25%, due 7/1/29	630,000	663,662
Series AAA-RSA-1
5.25%, due 7/1/30 (f)(g)	985,000	1,020,706
Series VV, Insured: NATL
5.25%, due 7/1/30	3,850,000	4,023,629
Series VV, Insured: NATL
5.25%, due 7/1/32	345,000	365,486
Series WW
5.25%, due 7/1/33 (f)(g)	8,560,000	8,870,300
Series XX-RSA-1
5.25%, due 7/1/35 (f)(g)	2,265,000	2,347,106
Series XX-RSA-1
5.25%, due 7/1/40 (f)(g)	18,655,000	19,331,244
Series BBB
5.40%, due 7/1/28 (f)(g)	4,245,000	4,298,062
Series BBB
5.40%, due 7/1/28 (f)(g)	5,620,000	5,528,675
Series WW
5.50%, due 7/1/21 (f)(g)	2,120,000	2,199,500
Series WW
5.50%, due 7/1/38 (f)(g)	11,895,000	12,370,800
Series XX
5.75%, due 7/1/36 (f)(g)	4,055,000	4,232,406
Series 2013A-RSA-1
6.75%, due 7/1/36 (f)(g)	11,850,000	12,561,000
Series 2013A-RSA-1
7.00%, due 7/1/33 (f)(g)	1,500,000	1,593,750
Series 2013A-RSA-1
7.00%, due 7/1/40 (f)(g)	140,000	148,750

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series 2013A-RSA-1
7.00%, due 7/1/43 (f)(g)	$ 5,000,000	$ 5,312,500
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (f)(g)
Series EEE
5.95%, due 7/1/30	10,225,000	10,161,094
Series EEE-RSA-1
5.95%, due 7/1/30	16,310,000	16,595,425
Series EEE
6.05%, due 7/1/32	1,225,000	1,221,938
Series EEE-RSA-1
6.05%, due 7/1/32	11,340,000	11,566,800
Series YY
6.125%, due 7/1/40	21,475,000	21,931,344
Series YY
6.125%, due 7/1/40	25,075,000	25,075,000
Series EEE
6.25%, due 7/1/40	1,730,000	1,762,438
Series EEE
6.25%, due 7/1/40	8,685,000	8,663,287
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Insured: AMBAC
(zero coupon), due 7/1/27	200,000	160,293
Series A, Insured: NATL
4.75%, due 7/1/38	1,070,000	1,085,555
Series A, Insured: AGM-CR
4.75%, due 7/1/38	650,000	653,474
Insured: NATL
5.00%, due 7/1/22	345,000	350,107
Insured: AGC-ICC
5.00%, due 7/1/23	2,870,000	2,893,012
Insured: NATL
5.00%, due 7/1/28	460,000	466,808
Series N, Insured: AMBAC
5.25%, due 7/1/30	3,680,000	3,749,063
Series N, Insured: AMBAC
5.25%, due 7/1/31	9,295,000	9,460,075
Series N, Insured: NATL
5.25%, due 7/1/33	7,490,000	7,939,800
Series L, Insured: AMBAC
5.25%, due 7/1/38	1,035,000	1,053,649
Series CCC, Insured: NATL
5.50%, due 7/1/28	7,000,000	7,467,436
Series CC, Insured: NATL
5.50%, due 7/1/29	5,010,000	5,356,195
Puerto Rico Infrastructure Financing Authority, Revenue Bonds
Series A, Insured: COMMWLTH GTD
8.25%, due 5/1/17 (a)(f)(g)	7,100,000	7,401,750

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	$ 2,530,000	$ 2,550,286
Puerto Rico Public Buildings Authority, Revenue Bonds
Series G, Insured: AGC-ICC
4.75%, due 7/1/32	270,000	271,443
Series I, Insured: AGC-ICC
5.25%, due 7/1/33	680,000	686,800
Series D, Insured: AMBAC State Guaranteed
5.45%, due 7/1/31	305,000	310,463
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series U, Insured: COMMWLTH GTD
5.00%, due 7/1/19 (f)(g)	200,000	207,000
Series U, Insured: COMMWLTH GTD
5.00%, due 7/1/22 (f)(g)	2,475,000	2,567,813
Series G, Insured: COMMWLTH GTD
5.00%, due 7/1/26	735,000	813,094
Series I, Insured: COMMWLTH GTD
5.00%, due 7/1/36 (f)(g)	47,545,000	50,575,994
Series N, Insured: COMMWLTH GTD
5.00%, due 7/1/37 (f)(g)	12,500,000	13,703,125
Series N, Insured: COMMWLTH GTD
5.25%, due 7/1/17 (f)(g)	125,000	137,344
Series K, Insured: AGM State Guaranteed
5.25%, due 7/1/27	5,970,000	6,029,700
Insured: COMMWLTH GTD
5.25%, due 7/1/33 (f)(g)	23,430,000	25,802,287
Series U, Insured: COMMWLTH GTD
5.25%, due 7/1/42 (f)(g)	35,355,000	36,504,037
Insured: COMMWLTH GTD
5.375%, due 7/1/33 (f)(g)	10,070,000	11,202,875
Series N, Insured: COMMWLTH GTD
5.50%, due 7/1/22 (f)(g)	5,000,000	5,606,250
Series N, Insured: COMMWLTH GTD
5.50%, due 7/1/26 (f)(g)	3,140,000	3,512,875
Series Q, Insured: COMMWLTH GTD
5.50%, due 7/1/37 (f)(g)	1,800,000	1,993,500
Series S, Insured: COMMWLTH GTD
5.60%, due 7/1/33	190,000	208,763
Series Q, Insured: COMMWLTH GTD
5.625%, due 7/1/39 (f)(g)	8,755,000	9,772,769
Series S, Insured: COMMWLTH GTD
5.75%, due 7/1/22 (f)(g)	3,520,000	3,920,400
Series S, Insured: COMMWLTH GTD
5.875%, due 7/1/39 (f)(g)	10,720,000	11,939,400
Series S, Insured: COMMWLTH GTD
6.00%, due 7/1/41 (f)(g)	5,960,000	6,682,650

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series P, Insured: COMMWLTH GTD
6.125%, due 7/1/23 (f)(g)	$ 1,100,000	$ 1,248,500
Series M, Insured: COMMWLTH GTD
6.25%, due 7/1/21 (f)(g)	1,385,000	1,578,900
Series M, Insured: COMMWLTH GTD
6.25%, due 7/1/22	2,000	2,255
Series M, Insured: COMMWLTH GTD
6.25%, due 7/1/22 (f)(g)	10,110,000	11,601,225
Series M, Insured: COMMWLTH GTD
6.25%, due 7/1/23 (f)(g)	1,195,000	1,371,263
Series P, Insured: COMMWLTH GTD
6.25%, due 7/1/26	3,000	3,360
Series P, Insured: COMMWLTH GTD
6.25%, due 7/1/26 (f)(g)	3,520,000	4,008,400
Series M, Insured: COMMWLTH GTD
6.25%, due 7/1/31 (f)(g)	1,000,000	1,147,500
Series P, Insured: COMMWLTH GTD
6.75%, due 7/1/36 (f)(g)	10,610,000	12,188,237
Series P, Insured: COMMWLTH GTD
7.00%, due 7/1/21 (f)(g)	6,410,000	7,443,612
Series P, Insured: COMMWLTH GTD
7.00%, due 7/1/25 (f)(g)	5,000,000	5,850,000
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	879,000	686,659
Series A-1
(zero coupon), due 7/1/33	990,000	719,298
(zero coupon), due 8/1/54	516,302	124,179
Series A-2
4.329%, due 7/1/40	5,000,000	5,439,961
Series A-1
4.50%, due 7/1/34	725,000	775,110
Series A-1
4.75%, due 7/1/53	58,592,000	64,457,346
Series A-2
4.784%, due 7/1/58	25,565,000	28,082,240
Series A-1
5.00%, due 7/1/58	218,927,000	243,890,458
		1,751,897,545
Rhode Island 0.2%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AGC
(zero coupon), due 9/1/24	1,735,000	1,656,365
Series A, Insured: AGC
(zero coupon), due 9/1/26	685,000	622,450

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AGC
(zero coupon), due 9/1/29	$ 1,835,000	$ 1,530,263
Series A, Insured: AGC
(zero coupon), due 9/1/30	1,835,000	1,479,763
Series A, Insured: AGC
(zero coupon), due 9/1/32	1,500,000	1,136,661
Series A, Insured: AGC
(zero coupon), due 9/1/34	1,000,000	712,627
Series A, Insured: AGC
(zero coupon), due 9/1/35	360,000	247,490
Series A, Insured: AGC
(zero coupon), due 9/1/36	470,000	313,649
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/39	750,000	832,962
Rhode Island Turnpike & Bridge Authority, Motor Fuel Tax, Revenue Bonds
Series A
4.00%, due 10/1/44	1,500,000	1,679,324
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	97,920,000	16,648,192
		26,859,746
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
4.00%, due 4/1/54	1,160,000	1,231,166
Series A
5.00%, due 4/1/54	3,000,000	3,331,292
South Carolina Jobs-Economic Development Authority, Green Charter School Project, Revenue Bonds
Series A
4.00%, due 6/1/56 (a)	1,530,000	1,570,403
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
Series A
5.00%, due 11/15/54	1,000,000	1,090,817
5.25%, due 11/15/47	5,375,000	5,785,210
5.25%, due 11/15/52	1,625,000	1,746,750
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series D
5.00%, due 12/1/43	5,570,000	5,655,037
South Carolina Public Service Authority, Revenue Bonds
Series C
5.00%, due 12/1/46	5,900,000	6,697,905
Series E
5.00%, due 12/1/48	21,570,000	23,621,892
Series A
5.00%, due 12/1/50	4,660,000	5,372,357

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
South Carolina Public Service Authority, Revenue Bonds
Series B
5.00%, due 12/1/56	$ 6,055,000	$ 6,971,336
Series E
5.25%, due 12/1/55	13,900,000	16,406,194
Series A
5.50%, due 12/1/54	5,100,000	5,743,866
		85,224,225
South Dakota 0.0% ‡
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series E
5.00%, due 11/1/42	3,150,000	3,253,574
Tennessee 0.6%
Chattanooga-Hamilton County Hospital Authority, Revenue Bonds
Series A
5.00%, due 10/1/44	6,500,000	7,090,001
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/41	2,265,000	2,399,626
Series B
4.00%, due 10/1/51	2,830,000	2,964,249
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
4.00%, due 5/1/46	2,000,000	2,249,982
4.00%, due 5/1/51	15,000,000	16,803,240
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	11,910,000	13,181,282
Series A
5.25%, due 10/1/58	9,000,000	10,342,939
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, due 10/1/48	1,000,000	1,141,167
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/54 (b)	19,050,000	22,341,575
		78,514,061
Texas 4.2%
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
5.00%, due 7/15/41	3,300,000	3,561,707
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Revenue Bonds, Senior Lien (a)
Series A
3.625%, due 7/1/26 (b)	15,455,000	15,936,709

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Revenue Bonds, Senior Lien (a)
Series B
6.50%, due 7/1/26	$ 14,250,000	$ 14,503,375
Central Texas Regional Mobility Authority, Manor Expressway Project, Revenue Bonds, Senior Lien
(zero coupon), due 1/1/23	1,000,000	990,265
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/33	315,000	234,283
(zero coupon), due 1/1/34	3,275,000	2,363,370
(zero coupon), due 1/1/35	3,700,000	2,584,099
(zero coupon), due 1/1/36	2,000,000	1,350,389
(zero coupon), due 1/1/39	3,500,000	2,123,675
Central Texas Regional Mobility Authority, Revenue Bonds
4.00%, due 1/1/41	6,250,000	6,655,442
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
5.00%, due 1/1/33	1,225,000	1,272,283
5.00%, due 1/1/42	2,500,000	2,596,495
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/42	12,000,000	13,098,986
City of Arlington TX, Tax Increment Reinvestment Zone No. 5, Tax Allocation
4.00%, due 8/15/50	2,355,000	2,533,883
City of Houston TX, Airport System, United Airlines Inc. Project, Revenue Bonds (b)
5.00%, due 7/1/29	11,400,000	12,071,598
Series B-1
5.00%, due 7/15/30	2,000,000	2,161,112
City of Lago Vista TX, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (a)	1,250,000	1,280,780
Clifton Higher Education Finance Corp., Uplift Education, Revenue Bonds
Series A
5.00%, due 12/1/45	2,500,000	2,704,552
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
6.00%, due 8/15/43	3,500,000	3,724,617
Danbury Higher Education Authority, Inc., Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	4,000,000	4,015,217
Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds
Series A
5.25%, due 9/1/44	3,250,000	3,523,723
Grand Parkway Transportation Corp., Revenue Bonds, First Tier
Series C
4.00%, due 10/1/49	75,140,000	83,495,125
Series A
5.50%, due 4/1/53	600,000	645,356
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	900,000	917,712

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/38	$ 1,960,000	$ 1,991,410
Harris County Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Revenue Bonds
Series B
7.00%, due 1/1/43	1,500,000	1,584,452
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL
(zero coupon), due 11/15/24	175,000	168,400
Series H, Insured: NATL
(zero coupon), due 11/15/24	795,000	738,584
Series H, Insured: NATL
(zero coupon), due 11/15/26	65,000	60,129
Series H, Insured: NATL
(zero coupon), due 11/15/26	535,000	464,430
Series H, Insured: NATL
(zero coupon), due 11/15/29	10,000	8,610
Series H, Insured: NATL
(zero coupon), due 11/15/29	725,000	558,282
Series H, Insured: NATL
(zero coupon), due 11/15/32	250,000	165,824
Series H, Insured: NATL
(zero coupon), due 11/15/33	185,000	115,540
Series H, Insured: NATL
(zero coupon), due 11/15/38	1,395,000	637,663
Series H, Insured: NATL
(zero coupon), due 11/15/39	1,525,000	653,582
Series H, Insured: NATL
(zero coupon), due 11/15/40	1,855,000	745,031
Series H, Insured: NATL
(zero coupon), due 11/15/41	700,000	264,017
Harris County-Houston Sports Authority, Revenue Bonds, Third Lien
Series A-3, Insured: NATL
(zero coupon), due 11/15/32	1,670,000	953,306
Series A-3, Insured: NATL
(zero coupon), due 11/15/33	890,000	478,445
Series A, Insured: NATL
(zero coupon), due 11/15/34	220,000	117,965
Series A, Insured: NATL
(zero coupon), due 11/15/34	2,320,000	1,174,282
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/34	2,035,000	1,213,870
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/38	36,815,000	17,073,092
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/40	1,310,000	534,740

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	$ 2,765,000	$ 2,918,649
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.00%, due 11/1/40 (b)	10,500,000	11,836,301
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,736,761
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (a)
4.00%, due 8/15/36	1,000,000	1,081,528
4.00%, due 8/15/51	5,520,000	5,824,480
4.00%, due 8/15/56	5,250,000	5,508,915
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AGM
4.00%, due 7/1/48	1,000,000	1,087,676
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
4.00%, due 11/1/49	1,600,000	1,745,724
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
4.00%, due 12/1/54	530,000	501,255
Series A-1
5.00%, due 12/1/54	2,770,000	2,991,224
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds
Series A
5.00%, due 8/15/40 (a)	5,000,000	5,380,062
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (a)	4,180,000	4,595,178
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,500,000	1,524,470
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	2,500,000	2,596,934
New Hope Cultural Education Facilities Finance Corp., CHF-Stephenville LLC, Revenue Bonds
Series A
6.00%, due 4/1/45	3,550,000	3,764,259
North East Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/41	6,000,000	6,643,619
Series B
5.00%, due 1/1/46	3,535,000	3,901,546
North Texas Tollway Authority, North Texas Tollway System, Revenue Bonds, Second Tier
Series B
3.00%, due 1/1/46	8,500,000	8,647,418
Series B
3.00%, due 1/1/51	10,000,000	10,114,665
5.00%, due 1/1/50	1,750,000	2,038,740

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Revenue Bonds
Series A
4.00%, due 1/1/50 (a)(b)	$ 9,845,000	$ 9,944,614
Port Freeport, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/38 (b)	1,650,000	1,808,337
Series A
4.00%, due 6/1/39 (b)	1,620,000	1,773,182
4.00%, due 6/1/51	2,535,000	2,745,650
Port of Port Arthur Navigation District, Port Improvement, Unlimited General Obligation
4.00%, due 3/1/47	4,450,000	4,718,128
Red River Education Finance Corp., Houston Baptist University Project, Revenue Bonds
5.50%, due 10/1/46	6,250,000	7,103,161
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue Bonds
Series A
4.00%, due 4/1/46	4,250,000	4,617,005
San Antonio Municipal Facilities Corp., City Tower Renovation Project, Revenue Bonds
4.00%, due 8/1/48	12,295,000	13,912,699
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	1,500,000	1,637,447
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,406,983
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	3,000,000	3,401,794
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/38	6,135,000	6,892,331
Series A
4.00%, due 12/31/39	5,000,000	5,609,500
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/50	5,235,000	5,731,184
5.00%, due 12/31/55	10,390,000	11,348,023
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 6/30/58	100,005,000	116,159,988
6.75%, due 6/30/43	11,700,000	12,763,867
Texas Transportation Commission, Revenue Bonds, First Tier
(zero coupon), due 8/1/43	3,750,000	1,522,750
(zero coupon), due 8/1/44	4,200,000	1,611,739
(zero coupon), due 8/1/46	1,000,000	344,782
(zero coupon), due 8/1/47	2,000,000	654,278
(zero coupon), due 8/1/48	1,000,000	310,601
(zero coupon), due 8/1/50	1,500,000	417,186

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
Series A
5.00%, due 8/1/57	$ 10,000,000	$ 11,300,268
		527,221,308
U.S. Virgin Islands 0.8%
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A
4.00%, due 10/1/22	360,000	360,450
Series A
6.00%, due 10/1/39	755,000	757,052
Series A
6.625%, due 10/1/29	3,230,000	3,260,504
Series A
6.75%, due 10/1/37	15,340,000	15,484,869
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds, Senior Lien
Series 2009A-1
4.50%, due 10/1/24	705,000	706,763
Series A-1
5.00%, due 10/1/24	440,000	442,436
Series 2009A-1
5.00%, due 10/1/39	1,185,000	1,188,249
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds, Sub. Lien
Series C
5.00%, due 10/1/22	2,495,000	2,492,252
Virgin Islands Public Finance Authority, Matching Fund Loan Note, Revenue Bonds, Senior Lien
Series B
5.00%, due 10/1/25	9,345,000	9,396,733
Series A
5.00%, due 10/1/29	11,175,000	11,205,643
Virgin Islands Public Finance Authority, Matching Fund Loan Note, Revenue Bonds, Sub. Lien
Series B
5.00%, due 10/1/25	4,825,000	4,805,702
Series B
5.25%, due 10/1/29	6,410,000	6,393,930
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30	17,270,000	17,309,780
Series A
5.00%, due 10/1/32	15,600,000	15,600,326
Series A
5.00%, due 10/1/34	2,600,000	2,598,638
Series C
5.00%, due 10/1/39	9,910,000	9,794,351
		101,797,678

	Principal Amount	Value
Long-Term Municipal Bonds
Utah 0.8%
Black Desert Public Infrastructure District, Limited General Obligation
Series A
4.00%, due 3/1/51 (a)	$ 3,125,000	$ 3,065,227
City of Salt Lake City UT, Airport, Revenue Bonds
Series A
5.00%, due 7/1/46 (b)	6,500,000	7,777,801
Medical School Campus Public Infrastructure District, Limited General Obligation (a)
Series A
5.25%, due 2/1/40	1,430,000	1,444,270
Series A
5.50%, due 2/1/50	2,915,000	2,950,890
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation
4.50%, due 6/1/51 (a)	6,000,000	5,718,020
Mida Mountain Village Public Infrastructure District, Assessment Area No. 2, Special Assessment
4.00%, due 8/1/50 (a)	2,000,000	2,008,970
Mida Mountain Village Public Infrastructure District, Special Assessment
Series A
4.50%, due 8/1/40	1,500,000	1,638,367
Series A
5.00%, due 8/1/50	5,250,000	5,744,741
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/36	4,000,000	3,926,078
Series A-1
4.00%, due 6/1/41	4,100,000	3,944,655
Series A-1
4.00%, due 6/1/52	11,500,000	10,493,561
Series A-2
4.00%, due 6/1/52	1,000,000	890,590
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.375%, due 6/1/52 (a)	6,000,000	5,818,063
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/45	2,975,000	3,304,766
Insured: UT CSCE
4.00%, due 4/15/50	3,645,000	4,026,690
Utah Charter School Finance Authority, North Star Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/45	2,020,000	2,243,909
Utah Charter School Finance Authority, Vista School, Revenue Bonds
Series 2020A, Insured: UT CSCE
4.00%, due 10/15/45	1,870,000	2,088,607
Series 2020A, Insured: UT CSCE
4.00%, due 10/15/54	5,000,000	5,545,555
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: UT CSCE
4.00%, due 10/15/46	1,000,000	1,130,445

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: UT CSCE
4.00%, due 10/15/51	$ 2,000,000	$ 2,250,896
Utah Infrastructure Agency, Revenue Bonds
3.00%, due 10/15/45	4,675,000	4,614,778
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/39	2,175,000	2,406,126
4.00%, due 10/15/42	1,970,000	2,169,119
Series A
5.00%, due 10/15/32	1,615,000	1,857,035
Series A
5.00%, due 10/15/34	3,385,000	3,879,685
Series A
5.00%, due 10/15/37	1,100,000	1,259,116
Series A
5.00%, due 10/15/40	4,130,000	4,711,044
Series A
5.375%, due 10/15/40	6,260,000	7,301,671
		104,210,675
Vermont 0.0% ‡
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
4.00%, due 5/1/45	2,350,000	2,445,816
Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds
Series A, Insured: AGC
4.75%, due 8/15/36	500,000	515,233
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (b)	3,500,000	3,554,903
		6,515,952
Virginia 1.7%
Farmville Industrial Development Authority, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	7,000,000	7,886,747
Series A
5.00%, due 1/1/55	17,000,000	19,074,464
Farmville Industrial Development Authority, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,605,000	8,685,893
Henrico County Economic Development Authority, LifeSpire of Virginia, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	2,200,000	2,497,887
James City County Economic Development Authority, Williamsburg Landing, Inc., Revenue Bonds
Series A
4.00%, due 12/1/50	3,235,000	3,460,883

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	$ 3,705,000	$ 4,182,295
Newport News Economic Development Authority, LifeSpire of Virginia Obligated Group, Revenue Bonds
5.00%, due 12/1/38	2,575,000	2,836,407
Norfolk Redevelopment & Housing Authority, Norfolk Retirement Community, Harbors Edge Project, Revenue Bonds
Series B
4.00%, due 1/1/25	1,200,000	1,200,614
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	4,890,000	5,234,408
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	1,000,000	1,091,064
5.00%, due 4/1/49	1,000,000	1,172,565
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-1
5.00%, due 6/1/47	29,205,000	29,419,540
Series B2
5.20%, due 6/1/46	2,000,000	2,001,184
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series 2007A-1
6.706%, due 6/1/46	33,710,000	35,026,642
Virginia College Building Authority, Regent University Project, Revenue Bonds
3.00%, due 6/1/41	2,250,000	2,189,105
4.00%, due 6/1/36	1,300,000	1,434,104
Virginia College Building Authority, Marymount University Project, Green Bond, Revenue Bonds
Series B
5.00%, due 7/1/45 (a)	1,945,000	2,020,261
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
4.00%, due 1/1/51	15,000,000	16,515,112
Virginia Small Business Financing Authority, Express Lanes LLC, Revenue Bonds, Senior Lien
5.00%, due 1/1/40	10,000,000	10,015,334
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/52	12,160,000	14,082,740
5.00%, due 12/31/56	17,040,000	19,712,874
Virginia Small Business Financing Authority, Elizabeth River Crossing, Revenue Bonds, Senior Lien
5.50%, due 1/1/42	18,245,000	18,581,460
		208,321,583
Washington 0.9%
Pend Oreille County Public Utility District No. 1 Box Canyon, Revenue Bonds
4.00%, due 1/1/41	3,000,000	3,286,350
Pend Oreille County Public Utility District No. 1 Box Canyon, Green Bond, Revenue Bonds
5.00%, due 1/1/48	5,430,000	6,149,680
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (b)	1,825,000	1,903,217

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington Economic Development Finance Authority, North Pacific Paper Co. Recycling Project, Green Bond, Revenue Bonds
Series A
5.625%, due 12/1/40 (a)(b)	$ 4,000,000	$ 4,617,688
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/38	1,665,000	1,847,127
Series A
5.00%, due 10/1/40	3,000,000	3,376,136
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	3,800,000	4,526,310
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/48	8,500,000	7,967,506
Series B
3.00%, due 7/1/58	23,590,000	22,138,597
Series B
3.00%, due 7/1/58	4,000,000	3,674,181
Series B
4.00%, due 7/1/58	5,405,000	5,872,539
Series B
4.00%, due 7/1/58	1,750,000	1,916,455
Series A
5.00%, due 7/1/58	5,965,000	7,158,392
Washington State Convention Center Public Facilities District, Revenue Bonds
4.00%, due 7/1/58	9,160,000	9,889,819
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds (a)
Series A
4.00%, due 1/1/41	5,920,000	5,972,942
Series A
4.00%, due 1/1/57	8,785,000	8,495,680
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	3,000,000	3,055,521
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	100,020
4.00%, due 12/1/37	290,000	290,770
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,920,000	10,107,637
5.50%, due 12/1/33	2,070,000	2,113,133
		114,459,700
West Virginia 0.3%
County of Ohio WV, Special District Excise Tax, The Highlands Project, Revenue Bonds
Series B
4.25%, due 3/1/35	4,000,000	4,068,993
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	4,000,000	4,100,662

	Principal Amount	Value
Long-Term Municipal Bonds
West Virginia
Monongalia County Commission Excise Tax District, University Town Centre, Revenue Bonds
Series A
4.125%, due 6/1/43 (a)	$ 1,000,000	$ 1,079,089
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (a)	4,000,000	4,472,338
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/37	5,125,000	5,651,332
Series A
4.00%, due 1/1/38	2,500,000	2,752,432
Series A
4.125%, due 1/1/47	13,650,000	14,945,397
		37,070,243
Wisconsin 1.8%
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (a)
Series B
(zero coupon), due 1/1/60	72,000,000	5,340,982
Series A-1
5.00%, due 1/1/55	5,795,000	6,158,541
Public Finance Authority, Methodist University, Inc. (The), Revenue Bonds
4.00%, due 3/1/26	755,000	792,371
4.00%, due 3/1/30	950,000	998,877
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (a)	300,000	318,668
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (b)	4,000,000	4,089,244
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/42	1,000,000	1,048,255
4.00%, due 4/1/52	3,000,000	3,100,474
5.00%, due 4/1/30 (a)	700,000	798,679
5.00%, due 4/1/40 (a)	300,000	341,286
5.00%, due 4/1/50 (a)	1,000,000	1,124,559
5.50%, due 4/1/32	1,250,000	1,260,522
5.875%, due 4/1/45	6,650,000	7,390,589
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	2,955,000	3,178,346
Series A
4.00%, due 1/1/52	12,085,000	12,912,897
Public Finance Authority, WakeMed Obligated Group, Revenue Bonds
Series A
4.00%, due 10/1/49	7,000,000	7,710,536
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/50	1,000,000	1,088,041

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/55	$ 1,250,000	$ 1,355,740
Series A, Insured: AGM
4.00%, due 7/1/59	1,600,000	1,734,361
Public Finance Authority, Southeastern Regional Medical Center Obligated Group, Revenue Bonds
Series A
4.00%, due 2/1/51	5,755,000	6,352,352
Public Finance Authority, Fargo Moorhead Met Area Flood, Green Bond, Revenue Bonds (b)
4.00%, due 9/30/51	12,940,000	13,738,712
4.00%, due 3/31/56	8,000,000	8,459,758
Public Finance Authority, Carson Valley Medical Centre, Revenue Bonds
Series A
4.00%, due 12/1/51	2,250,000	2,496,240
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
4.00%, due 7/1/56	2,250,000	2,487,617
Public Finance Authority, Givens Estates, Revenue Bonds
4.00%, due 12/1/56	5,000,000	5,370,163
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/22	2,245,000	2,293,499
Series A
5.00%, due 10/1/24	2,200,000	2,375,687
Series A
5.00%, due 10/1/29	3,000,000	3,506,361
Series A
5.00%, due 10/1/34	1,090,000	1,251,898
Series A
5.00%, due 10/1/39	17,000,000	19,324,249
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (a)	750,000	812,363
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	4,335,000	5,038,078
5.00%, due 1/1/45	3,060,000	3,523,855
Public Finance Authority, TRIPS Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/42 (b)	10,000,000	10,135,488
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	1,350,000	1,553,266
Series A
5.00%, due 6/1/49	7,125,000	8,151,960
Series B
5.00%, due 6/1/49	2,720,000	3,112,046
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	2,000,000	2,129,057

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Guilford College, Revenue Bonds
5.50%, due 1/1/47	$ 6,160,000	$ 6,628,302
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	2,000,000	2,239,245
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (a)	1,100,000	1,171,320
Public Finance Authority, College Achieve Central Charter School, Revenue Bonds
Series A
5.00%, due 6/15/51 (a)	2,145,000	2,285,563
Public Finance Authority, Nevada State College, Revenue Bonds
5.00%, due 5/1/55 (a)	8,600,000	6,860,891
Public Finance Authority, Wingate University, Revenue Bonds
Series A
5.25%, due 10/1/38	3,250,000	3,678,982
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	2,150,319
Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds
5.75%, due 10/1/31 (a)	1,670,000	1,725,733
Public Finance Authority, Rose Villa Project, Revenue Bonds
Series A
5.75%, due 11/15/44 (a)	1,400,000	1,487,438
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (a)	2,000,000	2,060,073
Public Finance Authority, Affinity Living Group NC-12 Obligated Group, Revenue Bonds
6.75%, due 11/1/24 (a)	10,000,000	9,349,666
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (a)	13,990,000	13,260,834
Wisconsin Health & Educational Facilities Authority, St. Camillus Health System, Inc., Revenue Bonds
Series B-3
2.25%, due 11/1/26	3,000,000	3,010,386
Series B-2
2.55%, due 11/1/27	3,000,000	3,008,856
Wisconsin Health & Educational Facilities Authority, HOPE Christian Schools, Revenue Bonds
3.00%, due 12/1/31	615,000	611,355
Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/49	2,400,000	2,702,845

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	$ 4,400,000	$ 4,506,280
		229,593,705
Total Long-Term Municipal Bonds (Cost $10,343,635,969)		10,920,177,028
Short-Term Municipal Notes 10.6%
Alabama 0.3%
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
0.41%, due 10/1/52 (h)	28,720,000	28,570,716
Hoover Industrial Development Board, United States Steel Corp., Green Bond, Revenue Bonds
6.375%, due 11/1/50 (b)(h)	4,250,000	5,342,406
		33,913,122
Arkansas 0.1%
Tender Option Bond Trust Receipts/Certificates, Limited General Obligation
Series 2020-XF0954, Insured: State Aid Withholding
0.11%, due 6/1/50 (a)(h)	8,000,000	8,000,000
California 2.1%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Revenue Bonds (a)(b)(h)
Series A
0.20%, due 1/1/50	41,215,000	41,215,000
Series A
0.85%, due 1/1/50	100,000,000	99,922,900
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
0.18%, due 10/1/45 (b)(h)	40,000,000	39,995,632
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
0.864%, due 7/1/27 (h)	30,850,000	30,725,246
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds (a)(h)
Series 2018-XF2698
0.08%, due 11/1/44	4,800,000	4,800,000
Series 2020-YX1155
0.08%, due 12/1/45	8,360,000	8,360,000
Series 2017-XG0125
0.08%, due 8/15/47	20,455,000	20,455,000
Series 2020-XL0155
0.08%, due 4/1/49	4,255,000	4,255,000
Series 2020-XF2904
0.08%, due 7/1/50	11,625,000	11,625,000
		261,353,778

	Principal Amount	Value
Short-Term Municipal Notes
Florida 0.5%
City of Gainesville FL, Revenue Bonds
Series B
0.13%, due 10/1/42 (h)	$ 410,000	$ 410,000
Florida Development Finance Corp., Brightline Trains Florida LLC, Revenue Bonds
Series A
0.30%, due 12/1/56 (b)(h)	25,000,000	24,978,337
Lee Memorial Health System, Lee Memorial Health System Obligated Group, Revenue Bonds
Series B
0.16%, due 4/1/49 (h)	14,000,000	14,000,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-XF2920
0.10%, due 12/1/48 (a)(h)	21,670,000	21,670,000
		61,058,337
Georgia 0.4%
Development Authority of Burke County (The), Georgia Power Company Plant Vogtle Project, Revenue Bonds (h)
0.14%, due 11/1/52	16,500,000	16,500,000
0.18%, due 11/1/48	18,535,000	18,535,000
Development Authority of Floyd County, Georgia Power Company Hammond Project, Revenue Bonds, First Series
0.14%, due 7/1/22 (h)	18,000,000	18,000,000
		53,035,000
Illinois 0.4%
Illinois Finance Authority, Little Co. Of Mary Hospital And Health Care Centers, Revenue Bonds
Series A
0.06%, due 8/15/35 (h)	10,575,000	10,575,000
Illinois Finance Authority, Carle Foundation Obligated Group (The), Revenue Bonds
Series C
0.06%, due 8/15/52 (h)	20,000,000	20,000,000
Illinois Finance Authority, Northshore University Health System, Revenue Bonds
Series C
0.12%, due 8/15/49 (h)	18,010,000	18,010,000
Tender Option Bond Trust Receipts/Certificates, Unlimited General Obligation
Series 2015-XF1010, Insured: AGM-CR
0.10%, due 2/1/39 (a)(h)	3,600,000	3,600,000
		52,185,000
Indiana 0.5%
Indiana Finance Authority, Republic Services, Inc., Revenue Bonds
0.22%, due 12/1/37 (b)(h)	19,000,000	18,998,495
Indiana Finance Authority, Fulcrum Centerpoint LLC, Revenue Bonds
0.28%, due 12/15/45 (b)(h)	45,000,000	44,873,672
		63,872,167
Kentucky 0.2%
County of Meade KY, Nucor Corp., Green Bond, Revenue Bonds
Series A-1
0.16%, due 7/1/60 (b)(h)	8,160,000	8,160,000

	Principal Amount	Value
Short-Term Municipal Notes
Kentucky
Kentucky Economic Development Finance Authority, Republic Services, Inc., Revenue Bonds
Series B
0.17%, due 4/1/31 (h)	$ 10,000,000	$ 10,000,109
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2017-XG0123
0.10%, due 6/1/45 (a)(h)	5,195,000	5,195,000
		23,355,109
Louisiana 0.1%
Parish of St. John the Baptist LA, Marathon Oil Corp. Project, Revenue Bonds (h)
2.00%, due 6/1/37	3,000,000	3,031,819
Series B-2
2.375%, due 6/1/37	12,500,000	12,916,584
		15,948,403
Massachusetts 0.0% ‡
Massachusetts Development Finance Agency, Boston University, Revenue Bonds
Series U6C
0.11%, due 10/1/42 (h)	7,000,000	7,000,000
Missouri 0.4%
Rib Floater Trust Various States, Revenue Bonds
Series 2019-016
0.10%, due 6/1/45 (a)(h)	53,510,000	53,510,000
Nevada 0.0% ‡
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2019-XF2806
0.10%, due 7/1/49 (a)(h)	5,000,000	5,000,000
New Jersey 1.4%
New Jersey Turnpike Authority, Revenue Bonds
Series D-1
0.771%, due 1/1/24 (h)	66,500,000	66,888,752
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds (a)(h)
Series 2020-YX1138
0.09%, due 12/15/26	24,750,000	24,750,000
Series 2018-XG0168, Insured: State Appropriations
0.09%, due 3/1/28	8,725,000	8,725,000
Series 2020-XX1140
0.09%, due 6/15/31	1,400,000	1,400,000
Series 2020-YX1160
0.09%, due 6/15/37	8,520,000	8,520,000
Series 2018-XF2702
0.09%, due 7/1/39	2,070,000	2,070,000
Series 2016-XF2393
0.09%, due 6/15/41	8,200,000	8,200,000

	Principal Amount	Value
Short-Term Municipal Notes
New Jersey
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds (a)(h)
Series 2017-XL0052
0.09%, due 6/15/42	$ 6,500,000	$ 6,500,000
Series 2020-XF2865
0.09%, due 11/1/44	4,500,000	4,500,000
Series 2020-YX1162
0.09%, due 6/15/45	10,380,000	10,380,000
Series 2021-XL0163
0.09%, due 6/15/46	5,885,000	5,885,000
Series 2018-XF2525
0.09%, due 6/15/47	3,900,000	3,900,000
Series 2018-XG0205
0.09%, due 6/15/50	13,400,000	13,400,000
Series 2019-XG0258
0.09%, due 6/15/50	11,640,000	11,640,000
		176,758,752
New York 1.2%
City of New York NY, Limited General Obligation (h)
Series 2
0.12%, due 4/1/42	9,900,000	9,900,000
Series 3
0.13%, due 4/1/42	11,000,000	11,000,000
Metropolitan Transportation Authority, Revenue Bonds (h)
Series E-1
0.07%, due 11/1/35	33,000,000	33,000,000
Series E-1
0.12%, due 11/15/50	1,110,000	1,110,000
New York City Water & Sewer System, Revenue Bonds
Series F-1
0.12%, due 6/15/33 (h)	22,835,000	22,835,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds (a)(h)
Series 2020-YX1158
0.09%, due 11/1/47	6,740,000	6,740,000
Series 2020-XL0153
0.10%, due 7/1/45	2,500,000	2,500,000
Series 2020-XG0290
0.10%, due 11/15/52	29,865,000	29,865,000
Series 2020-XX1156
0.10%, due 11/15/53	9,165,000	9,165,000
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series B-2A
0.08%, due 1/1/32 (h)	19,900,000	19,900,000
		146,015,000

	Principal Amount	Value
Short-Term Municipal Notes
Ohio 0.2%
State of Ohio, University Hospitals Health System, Revenue Bonds
Series A
0.12%, due 1/15/46 (h)	$ 9,750,000	$ 9,750,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-XF2906
0.10%, due 11/15/40 (a)(h)	13,140,000	13,140,000
		22,890,000
Pennsylvania 0.6%
City of Philadelphia PA, Unlimited General Obligation
Series B
0.06%, due 8/1/31 (h)	18,130,000	18,130,000
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.18%, due 8/1/45 (b)(h)	30,000,000	30,000,000
Pennsylvania Economic Development Financing Authority, Republic Services, Inc., Revenue Bonds
Series B-2
0.30%, due 4/1/49 (b)(h)	6,000,000	5,994,776
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds (a)(h)
Series 2017-XX1044
0.09%, due 12/1/42	6,665,000	6,665,000
Series 2018-XX1094
0.09%, due 4/1/47	5,260,000	5,260,000
Series 2017-XX1048
0.09%, due 10/1/52	6,320,000	6,320,000
		72,369,776
Puerto Rico 0.0% ‡
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
0.664%, due 7/1/29 (h)	4,940,000	4,995,054
Tennessee 0.1%
Lewisburg Industrial Development Board, Waste Management, Inc. of Tennessee, Revenue Bonds
0.18%, due 7/2/35 (b)(h)	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2018-XF2576
0.10%, due 7/1/40 (a)(h)	2,000,000	2,000,000
		8,000,000
Texas 1.4%
Clifton Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
0.75%, due 8/15/50 (a)(h)	55,450,000	55,440,446
Harris County Health Facilities Development Corp., Methodist Hospital, Revenue Bonds
Series A-2
0.13%, due 12/1/41 (h)	16,515,000	16,515,000

	Principal Amount	Value
Short-Term Municipal Notes
Texas
Mission Economic Development Corp., Waste Management, Inc., Revenue Bonds
Series A
0.18%, due 5/1/46 (b)(h)	$ 10,000,000	$ 9,998,908
Port of Arthur Navigation District Industrial Development Corp., Total Petrochemicals & Refining USA, Inc. Project, Revenue Bonds
0.07%, due 3/1/42 (h)	44,200,000	44,200,000
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
0.824%, due 9/15/27 (h)	50,000,000	50,022,905
		176,177,259
Virginia 0.1%
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-XF2923
0.09%, due 7/1/51 (a)(h)	8,600,000	8,600,000
Virginia Small Business Financing Authority, University Real Estate Foundation, Revenue Bonds
0.12%, due 7/1/30 (h)	60,000	60,000
		8,660,000
West Virginia 0.0% ‡
West Virginia Economic Development Authority, Arch Resources, Inc. Project, Revenue Bonds
4.125%, due 7/1/45 (b)(h)	2,400,000	2,496,541
Wisconsin 0.6%
Public Finance Authority, Waste Management, Inc., Revenue Bonds (b)(h)
Series A-1
0.18%, due 6/1/23	10,000,000	10,000,000
Series A-2
0.18%, due 10/1/25	25,000,000	25,000,000
Series A
0.18%, due 9/1/27	12,500,000	12,500,000
State of Wisconsin, Unlimited General Obligation
Series A
0.06%, due 5/1/29 (h)	12,000,000	12,000,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-XL0147, Insured: AGM
0.10%, due 6/1/45 (a)(h)	10,635,000	10,635,000
		70,135,000
Total Short-Term Municipal Notes (Cost $1,324,795,126)		1,326,728,298
Total Municipal Bonds (Cost $11,668,431,095)		12,246,905,326

	Principal Amount	Value
Long-Term Bonds 0.1%
Corporate Bonds 0.1%
Commercial Services 0.1%
Howard University
Series 21A
4.756%, due 10/1/51	$ 5,500,000	$ 5,840,517
Wildflower Improvement Association
6.625%, due 3/1/31 (a)	5,568,530	5,572,854
Total Long-Term Bonds (Cost $10,974,935)		11,413,371

	Shares	Value
Closed-End Funds 1.6%
California 0.4%
BlackRock MuniHoldings California Quality Fund, Inc.	620,785	8,902,057
Nuveen California Quality Municipal Income Fund, 0.39%, due 10/1/47 (a)(i)	38,000,000	38,000,000
		46,902,057
Massachusetts 0.1%
BlackRock Municipal Income Fund, Inc.	217,613	3,129,275
DWS Municipal Income Trust	131,002	1,437,092
Pioneer Municipal High Income Advantage Fund, Inc.	268,191	2,899,144
Pioneer Municipal High Income Fund Trust	325,717	3,693,631
		11,159,142
Michigan 0.0% ‡
BlackRock MuniYield Michigan Quality Fund, Inc.	277,877	3,981,978
Multi-State 0.2%
BlackRock Municipal 2030 Target Term Trust	427,334	10,704,717
BlackRock Municipal Income Quality Trust	21,958	308,949
BlackRock MuniHoldings Fund, Inc.	146,484	2,226,557
BlackRock MuniHoldings Investment Quality Fund	49,380	652,804
BlackRock MuniYield Quality Fund II, Inc.	588,091	7,609,897
BlackRock MuniYield Quality Fund, Inc.	287,227	4,291,171
		25,794,095
New Jersey 0.0% ‡
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	370,721	5,345,797
New York 0.3%
BlackRock MuniHoldings New York Quality Fund, Inc.	525,108	7,078,456
BlackRock MuniYield New York Quality Fund, Inc.	543,595	7,159,146
BlackRock New York Municipal Income Trust	26,795	356,909
Nuveen New York Quality Municipal Income Fund, 0.39%, due 5/1/47 (a)(b)(i)	20,000,000	20,000,000
		34,594,511

	Shares	Value
Closed-End Funds
North Carolina 0.6%
Invesco Municipal Income Opportunities Trust II, 1.24%, due 12/1/22 (a)(i)	80,000,000	$ 80,000,000
Pennsylvania 0.0% ‡
Invesco Pennsylvania Value Municipal Income Trust	68,544	872,565
Total Closed-End Funds (Cost $208,799,158)		208,650,145
Short-Term Investments 0.8%
Unaffiliated Investment Company 0.4%
BlackRock Liquidity Funds MuniCash, 0.005% (j)	46,166,047	46,165,877
Commercial Paper 0.4%
CommonSpirit Health, 0.000%	55,963,000	55,954,270
Total Short-Term Investments (Cost $102,114,886)		102,120,147
Total Investments (Cost $11,990,320,074)	100.1%	12,569,088,989
Other Assets, Less Liabilities	(0.1)	(16,260,726)
Net Assets	100.0%	$ 12,552,828,263

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Delayed delivery security.
(d)	Illiquid security—As of January 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $179,808,351, which represented 1.4% of the Fund’s net assets.
(e)	Step coupon—Rate shown was the rate in effect as of January 31, 2022.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Floating rate—Rate shown was the rate in effect as of January 31, 2022.
(j)	Current yield as of January 31, 2022.

Futures Contracts
As of January 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(250)	March 2022	$ (39,358,788)	$ (38,906,250)	$ 452,538

1.	As of January 31, 2022, cash in the amount of $875,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2022.

Abbreviation(s):
ACA—ACA Financial Guaranty Corp.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
COMMWLTH GTD—Commonwealth Guaranteed
CR—Custodial Receipts
FGIC—Financial Guaranty Insurance Company
GGP—Guernsey Pound
ICC—Insured Custody Certificates
MUN GOVT GTD—Municipal Government Guaranteed
NATL—National Public Finance Guarantee Corp.
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 10,920,177,028	$ —	$ 10,920,177,028
Short-Term Municipal Notes	—	1,326,728,298	—	1,326,728,298
Total Municipal Bonds	—	12,246,905,326	—	12,246,905,326
Long-Term Bonds
Corporate Bonds	—	11,413,371	—	11,413,371
Total Corporate Bonds	—	11,413,371	—	11,413,371
Closed-End Funds	70,650,145	138,000,000	—	208,650,145
Short-Term Investments
Commercial Paper	—	55,954,270	—	55,954,270
Unaffiliated Investment Company	46,165,877	—	—	46,165,877
Total Short-Term Investments	46,165,877	55,954,270	—	102,120,147
Total Investments in Securities	116,816,022	12,452,272,967	—	12,569,088,989
Other Financial Instruments
Futures Contracts (b)	452,538	—	—	452,538
Total Other Financial Instruments	452,538	—	—	452,538
Total Investments in Securities and Other Financial Instruments	$ 117,268,560	$ 12,452,272,967	$ —	$ 12,569,541,527

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC International Research Equity Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 94.4%
Australia 4.0%
Afterpay Ltd. (IT Services) (a)	5,339	$ 247,372
Australia & New Zealand Banking Group Ltd. (Banks)	87,534	1,654,325
BHP Group Ltd. (Metals & Mining) (b)	66,077	2,085,707
Brambles Ltd. (Commercial Services & Supplies)	24,108	165,932
Commonwealth Bank of Australia (Banks)	5,499	365,854
Glencore plc (Metals & Mining)	89,390	467,235
Goodman Group (Equity Real Estate Investment Trusts)	66,527	1,097,675
Newcrest Mining Ltd. (Metals & Mining)	45,621	702,033
Orora Ltd. (Containers & Packaging)	79,591	195,285
Rio Tinto plc (Metals & Mining)	22,581	1,590,814
		8,572,232
Austria 0.7%
BAWAG Group AG (Banks) (c)	12,394	744,299
Erste Group Bank AG (Banks)	15,804	735,350
		1,479,649
Belgium 0.8%
KBC Group NV (Banks)	8,395	728,722
UCB SA (Pharmaceuticals)	9,499	942,956
		1,671,678
Brazil 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	90,700	638,133
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	61,400	407,823
Vale SA (Metals & Mining)	65,900	1,003,622
XP, Inc., Class A (Capital Markets) (a)	12,435	414,210
		2,463,788
Canada 6.8%
Agnico Eagle Mines Ltd. (Metals & Mining)	7,398	353,328
Barrick Gold Corp. (Metals & Mining)	33,234	636,104
Boat Rocker Media, Inc. (Entertainment) (a)	54,867	288,331
Brookfield Asset Management, Inc., Class A (Capital Markets)	17,893	985,904
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	21,488	1,093,037
Canadian Pacific Railway Ltd. (Road & Rail)	6,079	434,901
Colliers International Group, Inc. (Real Estate Management & Development)	7,278	1,061,741
Constellation Software, Inc. (Software)	618	1,064,405
Intact Financial Corp. (Insurance)	8,714	1,180,673
Lightspeed Commerce, Inc. (Software) (a)	19,545	634,407
Methanex Corp. (Chemicals)	13,658	621,360
Nuvei Corp. (IT Services) (a)	11,893	725,473
Royal Bank of Canada (Banks)	38,952	4,441,107
Shopify, Inc., Class A (IT Services) (a)	1,254	1,210,396
		14,731,167
China 4.5%
Airtac International Group (Machinery)	12,557	443,757
Anhui Conch Cement Co. Ltd., Class H (Construction Materials)	43,500	229,910

	Shares	Value
Common Stocks
China
BeiGene Ltd., ADR (Biotechnology) (a)	1,354	$ 328,453
China Construction Bank Corp., Class H (Banks)	2,129,000	1,630,088
China Longyuan Power Group Corp. Ltd., Class H (Independent Power and Renewable Electricity Producers)	990,420	2,019,069
China Merchants Bank Co. Ltd., Class H (Banks)	89,500	747,799
China Pacific Insurance Group Co. Ltd., Class H (Insurance)	133,959	407,014
China Yangtze Power Co. Ltd., Class A (Independent Power and Renewable Electricity Producers)	148,800	510,985
ENN Energy Holdings Ltd. (Gas Utilities)	26,300	418,026
Meituan (Internet & Direct Marketing Retail) (a)	13,200	375,563
Minth Group Ltd. (Auto Components)	176,000	815,788
Niu Technologies, Sponsored ADR (Automobiles) (a)	33,960	477,138
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	107,390	841,633
Precision Tsugami China Corp. Ltd. (Machinery)	107,114	137,001
Zai Lab Ltd., ADR (Biotechnology) (a)	8,317	413,105
		9,795,329
Denmark 1.6%
A.P. Moller - Maersk A/S, Class B (Marine)	136	488,037
Carlsberg A/S, Class B (Beverages)	10,920	1,765,500
Genmab A/S (Biotechnology) (a)	3,684	1,251,553
		3,505,090
Finland 0.2%
Cargotec Oyj, Class B (Machinery)	9,743	487,936
France 11.5%
Airbus SE (Aerospace & Defense) (a)	6,692	854,295
ALD SA (Road & Rail) (c)(d)	27,927	417,115
Arkema SA (Chemicals)	5,198	766,541
AXA SA (Insurance)	60,268	1,907,524
Bureau Veritas SA (Professional Services)	31,963	915,391
Capgemini SE (IT Services)	3,763	843,672
Dassault Aviation SA (Aerospace & Defense)	1,696	200,798
Edenred (IT Services)	12,952	555,101
Engie SA (Multi-Utilities)	92,084	1,410,833
JCDecaux SA (Media) (a)	27,291	744,243
Kering SA (Textiles, Apparel & Luxury Goods)	1,924	1,436,523
Klepierre SA (Equity Real Estate Investment Trusts)	15,540	412,146
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	3,526	2,899,198
Pernod Ricard SA (Beverages)	16,498	3,522,864
Rothschild & Co. (Capital Markets)	9,722	422,788
Safran SA (Aerospace & Defense)	4,574	554,927
Schneider Electric SE (Electrical Equipment)	10,484	1,782,206
SOITEC (Semiconductors & Semiconductor Equipment) (a)	3,252	591,884
TotalEnergies SE (Oil, Gas & Consumable Fuels)	51,464	2,915,022
Valeo (Auto Components)	24,568	686,524
Vinci SA (Construction & Engineering)	7,350	804,032
Worldline SA (IT Services) (a)(c)	5,979	290,466
		24,934,093

	Shares	Value
Common Stocks
Germany 2.8%
adidas AG (Textiles, Apparel & Luxury Goods)	3,116	$ 848,639
Brenntag SE (Trading Companies & Distributors)	11,257	957,490
Commerzbank AG (Banks) (a)	99,635	848,961
RWE AG (Multi-Utilities)	22,355	939,289
Siemens AG (Registered) (Industrial Conglomerates)	9,466	1,488,353
Siemens Healthineers AG (Health Care Equipment & Supplies) (c)	9,839	627,242
Talanx AG (Insurance)	9,370	443,989
		6,153,963
Greece 0.2%
Hellenic Telecommunications Organization SA (Diversified Telecommunication Services)	20,145	392,337
Hong Kong 2.4%
AIA Group Ltd. (Insurance)	220,708	2,292,552
CK Asset Holdings Ltd. (Real Estate Management & Development)	195,500	1,302,013
HKBN Ltd. (Diversified Telecommunication Services)	240,500	302,453
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	10,198	575,551
Techtronic Industries Co. Ltd. (Machinery)	41,500	682,273
		5,154,842
India 1.0%
Axis Bank Ltd. (Banks) (a)	107,720	1,119,884
Bharti Airtel Ltd. (Wireless Telecommunication Services) (a)	107,027	1,027,641
		2,147,525
Indonesia 0.5%
Bank Rakyat Indonesia Persero Tbk. PT (Banks)	3,777,100	1,072,498
Ireland 1.1%
AerCap Holdings NV (Trading Companies & Distributors) (a)	10,178	641,214
AIB Group plc (Banks) (a)	202,799	535,541
Ryanair Holdings plc, Sponsored ADR (Airlines) (a)	4,267	476,283
Smurfit Kappa Group plc (Containers & Packaging)	15,886	837,453
		2,490,491
Israel 0.1%
Wix.com Ltd. (IT Services) (a)	1,866	245,136
Italy 2.1%
Davide Campari-Milano NV (Beverages)	81,018	1,013,204
DiaSorin SpA (Health Care Equipment & Supplies)	3,577	551,279
Ferrari NV (Automobiles)	5,975	1,374,148
Stevanato Group SpA (Life Sciences Tools & Services) (a)	19,295	335,154
UniCredit SpA (Banks)	76,310	1,203,689
		4,477,474
Japan 18.8%
Asahi Group Holdings Ltd. (Beverages)	48,600	1,986,323

	Shares	Value
Common Stocks
Japan
Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	11,800	$ 201,153
Astellas Pharma, Inc. (Pharmaceuticals)	79,600	1,280,672
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	24,500	795,544
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	57,500	1,287,386
Daikin Industries Ltd. (Building Products)	5,900	1,239,564
East Japan Railway Co. (Road & Rail)	15,900	910,381
Eisai Co. Ltd. (Pharmaceuticals)	11,600	586,190
GMO Payment Gateway, Inc. (IT Services)	6,800	594,431
Hino Motors Ltd. (Machinery)	52,700	457,537
Hoya Corp. (Health Care Equipment & Supplies)	13,100	1,696,364
Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	33,100	1,847,772
Isuzu Motors Ltd. (Automobiles)	87,200	1,068,041
ITOCHU Corp. (Trading Companies & Distributors)	18,000	578,199
KDDI Corp. (Wireless Telecommunication Services)	30,486	968,688
Keyence Corp. (Electronic Equipment, Instruments & Components)	2,300	1,182,802
Kyowa Kirin Co. Ltd. (Pharmaceuticals)	16,200	406,312
Mitsubishi Corp. (Trading Companies & Distributors)	19,400	658,615
Mitsubishi Electric Corp. (Electrical Equipment)	30,300	380,075
Mitsubishi UFJ Financial Group, Inc. (Banks)	282,700	1,708,896
Mitsui & Co. Ltd. (Trading Companies & Distributors)	22,900	572,889
Musashi Seimitsu Industry Co. Ltd. (Auto Components)	21,800	328,054
Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	33,620	958,112
Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	51,700	1,248,776
Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	7,000	1,221,615
Resona Holdings, Inc. (Banks)	292,700	1,256,845
Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	22,000	1,075,096
Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	46,000	2,118,654
SMC Corp. (Machinery)	1,700	950,925
SoftBank Corp. (Wireless Telecommunication Services)	56,870	712,056
Sony Group Corp. (Household Durables)	18,877	2,108,905
Subaru Corp. (Automobiles)	48,200	881,857
T&D Holdings, Inc. (Insurance)	65,900	973,676
Taiyo Yuden Co. Ltd. (Electronic Equipment, Instruments & Components)	22,500	1,091,286
Tokio Marine Holdings, Inc. (Insurance)	19,600	1,171,100
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	5,900	2,867,859
Yamaha Motor Co. Ltd. (Automobiles)	44,500	1,062,102
Yamato Holdings Co. Ltd. (Air Freight & Logistics)	18,500	394,736
		40,829,488
Luxembourg 0.4%
ArcelorMittal SA (Metals & Mining)	10,537	314,342
Arrival SA (Automobiles) (a)(d)	137,807	538,825
		853,167
Macao 0.3%
Sands China Ltd. (Hotels, Restaurants & Leisure) (a)	237,200	665,405

	Shares	Value
Common Stocks
Netherlands 7.0%
Adyen NV (IT Services) (a)(c)	320	$ 652,541
Akzo Nobel NV (Chemicals)	5,457	565,137
Argenx SE (Biotechnology) (a)	3,208	855,253
ASML Holding NV (Semiconductors & Semiconductor Equipment)	6,335	4,333,148
IMCD NV (Trading Companies & Distributors)	2,838	489,540
Koninklijke DSM NV (Chemicals)	1,346	253,504
Koninklijke KPN NV (Diversified Telecommunication Services)	291,352	959,023
Koninklijke Philips NV (Health Care Equipment & Supplies)	26,503	879,280
Shell plc (Oil, Gas & Consumable Fuels) (b)	216,278	5,487,597
Wolters Kluwer NV (Professional Services)	6,712	683,819
		15,158,842
Norway 0.1%
Norsk Hydro ASA (Metals & Mining)	17,786	136,576
Peru 0.3%
Credicorp Ltd. (Banks)	5,106	731,281
Philippines 0.5%
BDO Unibank, Inc. (Banks)	411,270	1,094,978
Republic of Korea 0.4%
LG Chem Ltd. (Chemicals)	1,033	554,552
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	809	400,118
		954,670
Russia 1.7%
Coca-Cola HBC AG (Beverages)	71,125	2,358,798
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	11,371	1,010,541
Mobile TeleSystems PJSC, ADR (Wireless Telecommunication Services)	40,264	307,617
		3,676,956
Singapore 0.6%
Best World International Ltd. (Personal Products) (a)(b)(d)(e)(f)	618,500	622,643
United Overseas Bank Ltd. (Banks)	29,000	644,896
		1,267,539
South Africa 0.8%
Anglo American plc (Metals & Mining)	26,561	1,164,758
Old Mutual Ltd. (Insurance)	597,600	538,018
		1,702,776
Spain 1.4%
Cellnex Telecom SA (Diversified Telecommunication Services)	32,147	1,465,990
Grifols SA (Biotechnology)	28,888	509,023
Iberdrola SA (Electric Utilities) (a)	90,280	1,042,897
		3,017,910

	Shares	Value
Common Stocks
Sweden 2.6%
Alfa Laval AB (Machinery)	8,409	$ 284,515
Assa Abloy AB, Class B (Building Products)	26,627	729,485
Fastighets AB Balder, Class B (Real Estate Management & Development) (a)	20,395	1,346,545
Sandvik AB (Machinery)	32,433	853,037
Swedish Match AB (Tobacco)	125,639	967,893
Volvo AB, Class B (Machinery)	63,148	1,423,947
		5,605,422
Switzerland 2.2%
Alcon, Inc. (Health Care Equipment & Supplies)	11,533	889,414
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	13,551	1,965,160
Lonza Group AG (Registered) (Life Sciences Tools & Services)	1,173	807,414
Novartis AG (Registered) (Pharmaceuticals)	8,252	717,457
Tecan Group AG (Registered) (Life Sciences Tools & Services)	938	455,894
		4,835,339
Taiwan 3.9%
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	9,000	998,874
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	40,000	1,559,626
Sea Ltd., ADR (Entertainment) (a)	3,029	455,289
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	43,658	5,353,780
		8,367,569
Thailand 0.7%
Kasikornbank PCL
(Banks)	37,900	172,454
NVDR (Banks)	272,820	1,229,693

PTT Global Chemical PCL (Chemicals)	45,700	77,843
		1,479,990
United Arab Emirates 0.2%
Network International Holdings plc (IT Services) (a)(c)	134,750	482,280
United Kingdom 10.6%
Abcam plc (Biotechnology) (a)	32,471	587,088
Allfunds Group plc (Capital Markets) (a)	48,869	692,879
AstraZeneca plc (Pharmaceuticals)	22,148	2,570,008
BAE Systems plc (Aerospace & Defense)	39,592	308,914
Beazley plc (Insurance) (a)	130,704	868,857
BT Group plc (Diversified Telecommunication Services)	371,219	982,913
Coca-Cola Europacific Partners plc (Beverages)	42,924	2,453,107
ConvaTec Group plc (Health Care Equipment & Supplies) (c)	93,120	220,624
Croda International plc (Chemicals)	6,782	730,699
Diageo plc (Beverages)	86,048	4,337,413
Experian plc (Professional Services)	12,651	528,349
HSBC Holdings plc (Banks)	266,280	1,908,547
Hyve Group plc (Media) (a)	198,352	271,355
Intermediate Capital Group plc (Capital Markets)	41,649	1,073,710

	Shares	Value
Common Stocks
United Kingdom
Lancashire Holdings Ltd. (Insurance)	24,834	$ 183,783
Lloyds Banking Group plc (Banks)	1,219,309	848,902
Prudential plc (Insurance)	51,463	865,545
Rotork plc (Machinery)	86,078	394,537
Smith & Nephew plc (Health Care Equipment & Supplies)	39,481	670,761
Standard Chartered plc (Banks)	213,554	1,563,275
WPP plc (Media)	56,121	876,248
		22,937,514
United States 0.5%
Atlassian Corp. plc, Class A (Software) (a)	2,592	840,689
QIAGEN NV (Life Sciences Tools & Services) (a)	6,550	321,915
		1,162,604
Total Common Stocks (Cost $197,151,976)		204,735,534
Preferred Stocks 2.2%
Germany 0.5%
Volkswagen AG (Automobiles) 2.91%	5,303	1,092,879
Republic of Korea 1.7%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	67,229	3,768,229
Total Preferred Stocks (Cost $5,284,899)		4,861,108
Exchange-Traded Fund 2.1%
United States 2.1%
iShares MSCI ACWI ex US ETF	81,803	4,432,087
Total Exchange-Traded Fund (Cost $4,686,563)		4,432,087

Short-Term Investments 1.0%
Affiliated Investment Company 0.6%
United States 0.6%
MainStay U.S. Government Liquidity Fund, 0.01% (g)	1,267,713	1,267,713
Unaffiliated Investment Companies 0.4%
United States 0.4%
BlackRock Liquidity FedFund, 0.025% (g)(h)	304,485	304,485
Wells Fargo Government Money Market Fund, 0.025% (g)(h)	574,090	574,090
Total Short-Term Investments (Cost $2,146,288)		2,146,288
Total Investments, Before Investments Sold Short (Cost $209,269,726)	99.7%	216,175,017

	Shares	Value
Investments Sold Short (0.0)% ‡
Common Stock Sold Short (0.0)% ‡
Australia (0.0)% ‡
Virgin Australia Airlines Holdings Pty. Ltd. (Airlines) (a)(e)(f)	(444,108)	$ (32)
Total Common Stock Sold Short (Proceeds $0)		(32)

	Number of Rights	Value
Right Sold Short (0.0)% ‡
United States (0.0)% ‡
Intercell (Biotechnology)12/31/49 (a)(e)(f)	(19,159)	(2)
Total Right Sold Short (Proceeds $0)		(2)

	Number of Warrants
Warrant Sold Short (0.0)% ‡
Singapore (0.0)% ‡
Ezion Holdings Ltd. (Energy Equipment & Services)
4/16/23 (a)(b)(e)(f)	(2,005,620)	—
Total Warrant Sold Short (Proceeds $0)		—
Total Investments Sold Short (Proceeds $0)		(34)
Total Investments, Net of Investments Sold Short (Cost $209,269,726)	99.7%	216,174,983
Other Assets, Less Liabilities	0.3	607,332
Net Assets	100.0%	$ 216,782,315

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Illiquid security—As of January 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $8,195,947, which represented 3.8% of the Fund’s net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $1,356,877; the total market value of collateral held by the Fund was $1,424,719. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $546,144. The Fund received cash collateral with a value of $878,575.
(e)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2022, the total market value was $622,609, which represented 0.3% of the Fund’s net assets.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Current yield as of January 31, 2022.
(h)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 8,572,232	$ —	$ 8,572,232
Austria	—	1,479,649	—	1,479,649
Belgium	—	1,671,678	—	1,671,678
China	1,218,696	8,576,633	—	9,795,329
Denmark	—	3,505,090	—	3,505,090
Finland	—	487,936	—	487,936
France	—	24,934,093	—	24,934,093
Germany	—	6,153,963	—	6,153,963
Greece	—	392,337	—	392,337
Hong Kong	—	5,154,842	—	5,154,842
India	—	2,147,525	—	2,147,525
Indonesia	—	1,072,498	—	1,072,498
Ireland	1,117,497	1,372,994	—	2,490,491
Italy	335,154	4,142,320	—	4,477,474
Japan	—	40,829,488	—	40,829,488
Luxembourg	538,825	314,342	—	853,167
Macao	—	665,405	—	665,405
Netherlands	—	15,158,842	—	15,158,842
Norway	—	136,576	—	136,576
Philippines	—	1,094,978	—	1,094,978
Republic of Korea	—	954,670	—	954,670
Russia	1,318,158	2,358,798	—	3,676,956
Singapore	—	644,896	622,643	1,267,539
South Africa	—	1,702,776	—	1,702,776
Spain	—	3,017,910	—	3,017,910
Sweden	—	5,605,422	—	5,605,422
Switzerland	—	4,835,339	—	4,835,339
Taiwan	5,809,069	2,558,500	—	8,367,569
Thailand	—	1,479,990	—	1,479,990
United Arab Emirates	—	482,280	—	482,280
United Kingdom	2,453,107	20,484,407	—	22,937,514
United States	840,689	321,915	—	1,162,604
All Other Countries	18,171,372	—	—	18,171,372
Total Common Stocks	31,802,567	172,310,324	622,643	204,735,534
Preferred Stocks	—	4,861,108	—	4,861,108
Exchange-Traded Fund	4,432,087	—	—	4,432,087
Short-Term Investments
Affiliated Investment Company	1,267,713	—	—	1,267,713
Unaffiliated Investment Companies	878,575	—	—	878,575
Total Short-Term Investments	2,146,288	—	—	2,146,288
Total Investments in Securities	$ 38,380,942	$ 177,171,432	$ 622,643	$ 216,175,017
Liability Valuation Inputs
Common Stock Sold Short	$ —	$ —	$ (32)	$ (32)
Right Sold Short	—	—	(2)	(2)
Total Investments in Securities Sold Short	$ —	$ —	$ (34)	$ (34)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay New York Tax Free Opportunities Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Municipal Bonds 94.2%
Long-Term Municipal Bonds 92.3%
Certificate of Participation/Lease 0.1%
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
4.00%, due 6/1/34	$ 650,000	$ 696,611
Insured: AGM State Aid Withholding
4.00%, due 6/1/35	850,000	909,502
		1,606,113
Education 15.4%
Albany Capital Resource Corp., Albany College of Pharmacy and Health Sciences, Revenue Bonds
Series A
5.00%, due 12/1/33	150,000	161,947
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
5.00%, due 6/1/49	2,380,000	2,607,919
Albany Capital Resource Corp., Brighter Choice Elementary Charter Schools, Revenue Bonds
Series A
4.00%, due 4/1/37	2,065,000	2,243,116
Albany Capital Resource Corp., Equitable School Revolving Fund LLC, Revenue Bonds
Series D
4.00%, due 11/1/46	3,000,000	3,379,076
Amherst Development Corp., Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,000,000	1,031,855
5.00%, due 10/1/43	2,000,000	2,189,253
5.00%, due 10/1/48	2,000,000	2,178,040
Buffalo & Erie County Industrial Land Development Corp., D'Youville College Project, Revenue Bonds
Series A
4.00%, due 11/1/40	1,000,000	1,101,553
Series A
4.00%, due 11/1/50	5,000,000	5,423,980
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/47	500,000	551,131
Series A
5.00%, due 8/1/52	3,995,000	4,392,899
Build NYC Resource Corp., Brilla College Preparatory Charter Schools, Revenue Bonds
Series A
4.00%, due 11/1/41 (a)	2,000,000	2,148,606
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
5.00%, due 7/1/45	1,120,000	1,243,374
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.125%, due 5/1/38	800,000	897,120
Series A
5.50%, due 5/1/48	1,500,000	1,691,157
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,628,858
5.00%, due 8/1/47	240,000	277,234

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds
5.50%, due 11/1/44	$ 2,500,000	$ 2,699,210
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/32	1,000,000	1,107,669
Series A
5.00%, due 6/1/37	1,500,000	1,651,271
Series A
5.00%, due 6/1/47	3,100,000	3,378,072
Series A
5.00%, due 6/1/52	1,500,000	1,632,035
Build NYC Resource Corp., New World Preparatory Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/51	1,855,000	1,954,271
Series A
4.00%, due 6/15/56	985,000	1,032,049
Build NYC Resource Corp., New York Law School Project, Revenue Bonds
5.00%, due 7/1/30	3,865,000	4,357,899
5.00%, due 7/1/33	1,520,000	1,710,112
5.00%, due 7/1/41	1,050,000	1,174,371
Build NYC Resource Corp., Shefa School Project, Revenue Bonds
Series A
5.00%, due 6/15/51 (a)	2,500,000	2,830,345
County of Cattaraugus NY, St. Bonaventure University Project, Revenue Bonds
Series A
5.00%, due 5/1/44	1,200,000	1,269,711
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/40	1,100,000	1,271,342
Series A
5.00%, due 7/1/51	1,000,000	1,136,942
Dutchess County Local Development Corp., Culinary Institute of America Project (The), Revenue Bonds
Series A-1
5.00%, due 7/1/31	375,000	417,202
Series A-1
5.00%, due 7/1/33	700,000	776,893
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
Series A
5.00%, due 7/1/39	1,000,000	1,052,732
5.00%, due 7/1/43	2,000,000	2,386,406
5.00%, due 7/1/48	4,000,000	4,769,477
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	1,008,994
5.00%, due 7/1/43	1,020,000	1,172,376
5.00%, due 7/1/48	1,100,000	1,257,140
Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds
Series A
5.00%, due 7/1/29	1,000,000	1,018,959

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Monroe County Industrial Development Corp., Nazareth College of Rochester, Revenue Bonds
Series A
4.00%, due 10/1/47	$ 1,695,000	$ 1,819,613
Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds
Series A
5.00%, due 6/1/24	330,000	333,911
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series C
4.00%, due 7/1/43	3,000,000	3,290,690
Series D
4.00%, due 7/1/43	2,470,000	2,709,335
Series A
4.00%, due 7/1/50	9,000,000	9,978,677
New York City Educational Construction Fund, Revenue Bonds
Series B, Insured: State Intercept
5.00%, due 4/1/38	3,380,000	4,181,789
Series B, Insured: State Intercept
5.00%, due 4/1/52	5,000,000	6,049,304
New York State Dormitory Authority, Brooklyn Law School, Revenue Bonds
Series A
5.00%, due 7/1/33	1,650,000	1,966,409
New York State Dormitory Authority, Fordham University, Revenue Bonds
4.00%, due 7/1/50	13,330,000	14,842,054
Series A
5.00%, due 7/1/41	1,075,000	1,232,203
New York State Dormitory Authority, Friends of The Bay Shore-Brightwaters Public Library, Inc., Revenue Bonds
Insured: AMBAC
4.625%, due 7/1/36	200,000	200,014
New York State Dormitory Authority, Iona College, Revenue Bonds
Series A
5.00%, due 7/1/46	550,000	655,593
Series A
5.00%, due 7/1/51	1,300,000	1,545,487
New York State Dormitory Authority, New School (The), Revenue Bonds
Series A
5.00%, due 7/1/35	15,000	16,881
Series A
5.00%, due 7/1/35	195,000	217,584
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
4.00%, due 7/1/43	2,950,000	3,190,427
Series A
4.00%, due 7/1/45	9,675,000	10,933,116
New York State Dormitory Authority, Pace University, Revenue Bonds
Series A
4.00%, due 5/1/33	400,000	409,531
Series A
4.25%, due 5/1/42	450,000	460,904

	Principal Amount	Value
Long-Term Municipal Bonds
Education
New York State Dormitory Authority, Rockefeller University (The), Revenue Bonds
Series C
4.00%, due 7/1/49	$ 7,055,000	$ 7,962,340
New York State Dormitory Authority, St. John's University, Revenue Bonds
Series A
4.00%, due 7/1/48	5,250,000	5,907,062
New York State Dormitory Authority, St. Joseph's College, Revenue Bonds
4.00%, due 7/1/40	200,000	217,893
5.00%, due 7/1/51	1,475,000	1,712,735
New York State Dormitory Authority, St. Lawrence-Lewis Board of Cooperative Educational Services, Revenue Bonds
Series A
4.00%, due 8/15/42	5,500,000	6,020,238
Series B, Insured: BAM
4.00%, due 8/15/45	4,320,000	4,660,644
Series B, Insured: BAM
4.00%, due 8/15/50	1,340,000	1,439,134
New York State Dormitory Authority, Touro College and University System Obligated Group, Revenue Bonds
5.00%, due 1/1/42	5,000,000	5,656,689
Oneida County Local Development Corp., Utica College Project, Revenue Bonds
5.00%, due 7/1/49	3,250,000	3,647,824
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/41	5,165,000	5,854,733
4.00%, due 12/1/47	4,000,000	4,486,066
4.00%, due 12/1/49	2,000,000	2,239,842
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,010,000	1,020,005
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series 2013A
7.00%, due 8/1/43	925,000	987,816
Series 2013A
7.00%, due 8/1/48	730,000	778,654
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,975,000	3,372,480
St. Lawrence County Industrial Development Agency, St. Lawrence University, Revenue Bonds
Series A
4.00%, due 7/1/43	3,000,000	3,260,569
Syracuse Industrial Development Agency, Syracuse City School District Project, Revenue Bonds
Series A, Insured: State Aid Withholding
3.25%, due 5/1/34	1,000,000	1,047,993
Series 2020A, Insured: State Aid Withholding
4.00%, due 5/1/36	1,500,000	1,699,073
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,123,370
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
4.00%, due 10/15/29	200,000	214,585

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
5.00%, due 10/15/39	$ 840,000	$ 952,271
Series A
5.00%, due 10/15/49	640,000	716,211
5.00%, due 10/15/50	1,350,000	1,527,772
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
4.00%, due 5/1/41	2,280,000	2,593,323
Insured: State Aid Withholding
4.00%, due 5/1/46	2,655,000	2,979,851
Insured: State Aid Withholding
4.00%, due 5/1/51	3,000,000	3,355,399
		213,680,690
General Obligation 8.1%
City of Buffalo NY, Limited General Obligation
Series A
5.00%, due 4/1/27	500,000	574,756
Series A
5.00%, due 4/1/28	400,000	458,753
City of Glens Falls NY, Public Improvement, Limited General Obligation
Insured: AGM
4.00%, due 1/15/31	500,000	544,942
Insured: AGM
4.00%, due 1/15/32	315,000	342,556
Insured: AGM
4.00%, due 1/15/33	250,000	271,171
City of New York NY, Unlimited General Obligation
Series C
4.00%, due 8/1/40	4,200,000	4,727,888
Series C
4.00%, due 8/1/41	4,885,000	5,487,183
Series A-1, Insured: BAM
4.00%, due 8/1/44	4,930,000	5,479,021
Series D-1, Insured: BAM
4.00%, due 3/1/50	5,440,000	6,002,087
City of Newburgh NY, Limited General Obligation
Series A, Insured: AGM
3.50%, due 7/15/36	725,000	739,157
Series A
5.50%, due 6/15/31	500,000	509,359
City of Ogdensburg NY, Public Improvement, Limited General Obligation
5.50%, due 4/15/23	40,000	41,179
5.50%, due 4/15/24	45,000	47,004
5.50%, due 4/15/26	50,000	52,700
5.50%, due 4/15/28	55,000	57,412

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
City of Plattsburgh NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM
5.00%, due 9/15/22	$ 455,000	$ 466,618
Series B, Insured: AGM
5.00%, due 9/15/24	510,000	556,083
Series B, Insured: AGM
5.00%, due 9/15/25	470,000	526,009
Series B, Insured: AGM
5.00%, due 9/15/26	395,000	452,959
City of Poughkeepsie NY, Limited General Obligation
2.50%, due 4/29/22	770,000	771,887
City of Poughkeepsie NY, Public Improvement, Limited General Obligation
5.00%, due 6/1/31	600,000	667,431
City of Yonkers NY, Limited General Obligation
Series B, Insured: AGM State Aid Withholding
3.00%, due 2/15/39	600,000	628,796
Series A, Insured: BAM
4.00%, due 9/1/31	1,500,000	1,666,011
Series A, Insured: BAM
4.00%, due 5/1/35	1,550,000	1,763,769
Series A, Insured: AGM
4.00%, due 2/15/36	700,000	806,172
Series B, Insured: AGM State Aid Withholding
4.00%, due 2/15/36	740,000	853,552
Series A, Insured: BAM
4.00%, due 5/1/36	1,700,000	1,931,363
Series A, Insured: BAM
4.00%, due 5/1/37	2,000,000	2,268,811
Series B, Insured: AGM State Aid Withholding
4.00%, due 2/15/38	1,300,000	1,491,288
Series A, Insured: AGM
5.00%, due 2/15/32	850,000	1,066,614
Series B, Insured: AGM State Aid Withholding
5.00%, due 2/15/32	855,000	1,072,889
Series A, Insured: AGM
5.00%, due 2/15/34	600,000	751,011
Series B, Insured: AGM State Aid Withholding
5.00%, due 2/15/34	750,000	938,764
City of Yonkers NY, Unlimited General Obligation
Series B, Insured: BAM State Aid Withholding
4.00%, due 5/1/39	2,000,000	2,272,513
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A
4.00%, due 7/1/21 (b)(c)	1,100,000	1,003,750
Insured: NATL
5.00%, due 7/1/28	150,000	150,401
Series A, Insured: AGM
5.00%, due 7/1/35	500,000	503,554

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A
5.25%, due 7/1/30 (b)(c)	$ 750,000	$ 757,500
Series A, Insured: AGM
5.375%, due 7/1/25	340,000	343,150
Series C
6.00%, due 7/1/35 (b)(c)	1,000,000	952,500
Series B
6.00%, due 7/1/39 (b)(c)	6,500,000	6,662,500
County of Clinton NY, Limited General Obligation
Insured: AGM
4.00%, due 6/1/38 (d)	1,500,000	1,601,169
County of Nassau NY, Limited General Obligation
Series B, Insured: AGM
5.00%, due 4/1/49	10,000,000	12,076,415
County of Onondaga NY, Limited General Obligation
3.00%, due 6/1/39	2,150,000	2,221,017
3.25%, due 4/15/34	1,250,000	1,303,660
County of Rockland NY, Limited General Obligation
Insured: BAM
5.00%, due 6/1/24	500,000	545,871
Insured: BAM
5.00%, due 6/1/25	560,000	630,874
Insured: BAM
5.00%, due 6/1/26	550,000	637,625
County of Rockland NY, Various Purpose, Limited General Obligation
Insured: AGM
4.00%, due 5/1/44	915,000	992,026
Insured: AGM
4.00%, due 5/1/45	950,000	1,028,761
Insured: AGM
4.00%, due 5/1/46	985,000	1,065,407
Insured: AGM
4.00%, due 5/1/48	1,065,000	1,151,034
County of Suffolk NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM
3.00%, due 10/15/32	5,480,000	5,716,765
Series B, Insured: AGM
3.00%, due 10/15/33	2,400,000	2,489,808
Series B, Insured: AGM
3.00%, due 10/15/34	5,740,000	5,918,040
Series A, Insured: AGM
3.25%, due 6/1/36	715,000	739,267
Series A, Insured: AGM
3.25%, due 6/1/37	725,000	749,282
Series A, Insured: BAM
4.00%, due 4/1/33	2,190,000	2,416,305

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Genesee Valley Central School District, Unlimited General Obligation
Insured: AGM State Aid Withholding
4.00%, due 6/15/30	$ 665,000	$ 670,566
Harrison Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.50%, due 3/15/44	1,015,000	1,063,409
Insured: State Aid Withholding
3.50%, due 3/15/45	1,055,000	1,103,334
Insured: State Aid Withholding
3.55%, due 3/15/47	1,130,000	1,182,683
Lackawanna City School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 6/15/32	745,000	802,596
Niagara Falls City School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
5.00%, due 6/15/27	960,000	1,133,246
Poughkeepsie School District, New York School District Refunding, Unlimited General Obligation
Insured: AGM State Aid Withholding
3.00%, due 5/1/33	400,000	412,495
Town of Oyster Bay NY, Limited General Obligation
Insured: AGM
4.00%, due 8/1/30	365,000	370,934
Town of Oyster Bay NY, Public Improvement, Limited General Obligation
4.00%, due 2/15/26	3,440,000	3,778,431
Series A, Insured: BAM
5.00%, due 1/15/28	500,000	536,513
Village of Valley Stream NY, Various Purpose, Limited General Obligation
Insured: BAM
4.00%, due 4/1/33	490,000	519,095
Insured: BAM
4.00%, due 4/1/34	510,000	539,454
Insured: BAM
4.00%, due 4/1/35	530,000	560,394
Insured: BAM
4.00%, due 4/1/36	550,000	580,648
Insured: BAM
4.00%, due 4/1/37	570,000	600,379
		111,798,566
Hospital 11.7%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation, Revenue Bonds
Series A, Insured: AGM-CR
3.375%, due 10/1/40	7,990,000	8,448,976
Brookhaven Local Development Corp., Long Island Community Hospital Project, Revenue Bonds
Series A
4.00%, due 10/1/45	3,500,000	3,901,752
Series A
5.00%, due 10/1/33	1,000,000	1,228,995

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Brookhaven Local Development Corp., Long Island Community Hospital Project, Revenue Bonds
Series A
5.00%, due 10/1/35	$ 1,000,000	$ 1,225,977
Series A
5.00%, due 10/1/50	6,250,000	7,500,473
Broome County Local Development Corp., United Health Services Hospitals Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 4/1/45	13,050,000	13,128,073
Insured: AGM
3.00%, due 4/1/50	2,550,000	2,550,811
Insured: AGM
4.00%, due 4/1/39	700,000	785,560
Insured: AGM
4.00%, due 4/1/50	4,265,000	4,709,721
Build NYC Resource Corp., Children's Aid Society Project (The), Revenue Bonds
4.00%, due 7/1/44	600,000	671,323
4.00%, due 7/1/49	1,300,000	1,445,492
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds
Series B
5.00%, due 7/1/46	6,000,000	6,869,033
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/31	2,705,000	2,867,897
Series A
4.00%, due 11/1/47	880,000	909,394
Monroe County Industrial Development Corp., Highland Hospital, Revenue Bonds
4.00%, due 7/1/40	3,100,000	3,493,690
Monroe County Industrial Development Corp., Rochester General Hospital (The), Revenue Bonds
4.00%, due 12/1/37	1,000,000	1,082,039
Series A
5.00%, due 12/1/32	540,000	556,760
Series A
5.00%, due 12/1/42	1,000,000	1,026,270
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
Series A
4.00%, due 12/1/46	750,000	827,440
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
5.00%, due 7/1/34	250,000	270,130
New York State Dormitory Authority, Catholic Health System Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/45	3,490,000	3,676,016
Series A
5.00%, due 7/1/32	600,000	608,754
Series B
5.00%, due 7/1/32	390,000	395,690
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/32	800,000	926,439
5.00%, due 12/1/34	3,500,000	4,048,044

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
New York State Dormitory Authority, Maimonides Medical Center, Revenue Bonds
Insured: FHA 241
3.00%, due 2/1/50	$ 14,000,000	$ 14,353,648
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds
Series 1
4.00%, due 7/1/38	8,500,000	9,718,915
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/36	5,750,000	6,365,372
Series A
4.00%, due 8/1/37	2,750,000	3,042,898
New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds
Series B
5.00%, due 5/1/39	1,500,000	1,515,611
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds
Series B-3
5.00%, due 5/1/48 (e)	5,000,000	5,648,771
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	750,000	766,282
Series A
4.00%, due 7/1/40	1,000,000	1,080,183
Series A
4.00%, due 7/1/50	9,830,000	10,883,235
Series A
4.00%, due 7/1/53	3,545,000	3,920,342
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/35 (a)	100,000	110,977
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/44	4,150,000	4,254,984
Series A, Insured: AGM
3.00%, due 12/1/51	5,000,000	4,843,044
Series A, Insured: AGM
4.00%, due 12/1/32	1,000,000	1,135,703
Series A, Insured: AGM
4.00%, due 12/1/33	1,255,000	1,424,714
Series A, Insured: AGM
4.00%, due 12/1/34	1,585,000	1,796,829
Series A, Insured: AGM
4.00%, due 12/1/36	1,650,000	1,866,671
Series A, Insured: AGM
4.00%, due 12/1/37	1,155,000	1,306,434
Series A, Insured: AGM
4.00%, due 12/1/37	1,270,000	1,441,018
Series A, Insured: AGM
4.00%, due 12/1/38	1,000,000	1,129,133

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 12/1/46	$ 4,000,000	$ 4,443,000
Series A, Insured: AGM
4.00%, due 12/1/49	4,000,000	4,446,365
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/33	250,000	270,130
Westchester County Local Development Corp., Westchester Medical Center, Revenue Bonds
5.00%, due 11/1/46	2,500,000	2,783,874
		161,702,882
Housing 2.1%
Albany Capital Resource Corp., Empire Commons Student Housing, Inc., Revenue Bonds
Series A
5.00%, due 5/1/29	600,000	685,817
Series A
5.00%, due 5/1/30	350,000	398,512
Series A
5.00%, due 5/1/31	200,000	227,192
Amherst Development Corp., UBF Faculty-Student Housing Corp., Revenue Bonds
Insured: BAM
4.00%, due 10/1/42	4,945,000	5,602,608
Series A, Insured: AGM
5.00%, due 10/1/45	2,000,000	2,294,532
New York City Housing Development Corp.
Series 2014-8SPR, Class D
3.00%, due 2/15/48	7,900,000	7,949,535
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds
Series A, Insured: AGM
3.25%, due 7/1/27	2,950,000	2,954,790
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series 2019A
4.00%, due 7/1/49	3,050,000	3,393,542
Series A
5.00%, due 7/1/43	1,500,000	1,777,821
Onondaga Civic Development Corp., Onondaga Community College Housing Development Corp., Revenue Bonds
Series A
5.00%, due 10/1/22	325,000	330,522
Series A
5.00%, due 10/1/24	400,000	423,374
Series A
5.00%, due 10/1/25	250,000	268,475
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/29	185,000	210,117
5.00%, due 6/1/30	330,000	373,210
5.00%, due 6/1/31	320,000	360,534

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/37	$ 1,000,000	$ 1,112,390
5.00%, due 6/1/42	1,000,000	1,101,950
		29,464,921
Other Revenue 35.1%
Battery Park City Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
4.00%, due 11/1/44	4,355,000	5,000,718
Brookhaven Local Development Corp., Jefferson's Ferry Project, Revenue Bonds
Series A
4.00%, due 11/1/55	3,565,000	3,860,195
5.25%, due 11/1/36	1,130,000	1,309,381
Broome County Local Development Corp., Good Shepherd Village at Endwell, Revenue Bonds
4.00%, due 7/1/31	1,565,000	1,731,803
4.00%, due 7/1/36	1,600,000	1,757,584
4.00%, due 7/1/41	1,530,000	1,668,411
Build NYC Resource Corp., Bronx Charter School for Excellence Project, Revenue Bonds
Series A
5.50%, due 4/1/43	1,160,000	1,200,758
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(d)	4,305,000	4,702,002
Build NYC Resource Corp., Royal Charter Properties, Inc., Revenue Bonds
Insured: AGM
4.75%, due 12/15/32	2,000,000	2,043,924
Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,022,377
5.00%, due 8/1/42	1,000,000	1,022,377
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, due 6/1/34	750,000	788,983
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	2,500,000	409,872
5.625%, due 5/15/43	2,300,000	2,347,003
City of New York NY, Alvin Ailey Dance Foundation, Inc., Revenue Bonds
Series A
4.00%, due 7/1/46	1,515,000	1,614,707
City of New York NY, American Museum of Natural History (The), Revenue Bonds
Series A
5.00%, due 7/1/41	1,000,000	1,082,750
City of New York NY, Museum of Modern Art (The), Revenue Bonds
Series 2016-ONE-E
4.00%, due 4/1/30	1,200,000	1,339,343
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AGM
3.25%, due 9/1/39	550,000	572,060
Insured: AGM
3.25%, due 9/1/40	570,000	591,559

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AGM
3.25%, due 9/1/42	$ 610,000	$ 631,551
Insured: AGM
3.25%, due 9/1/43	630,000	654,226
Insured: AGM
3.25%, due 9/1/44	650,000	674,551
Insured: AGM
3.375%, due 9/1/38	535,000	563,066
Insured: AGM
3.50%, due 9/1/37	515,000	549,415
Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds
5.00%, due 7/1/39	1,000,000	1,079,294
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds
Series A
5.00%, due 7/1/34	500,000	545,991
Dutchess County Resource Recovery Agency, Solid Waste System, Revenue Bonds (d)
5.00%, due 1/1/25	1,000,000	1,102,611
5.00%, due 1/1/26	1,000,000	1,132,634
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	18,000,000	4,152,841
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	2,403,913	2,223,620
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.25%, due 7/1/33	1,230,000	1,303,550
5.50%, due 7/1/43	1,725,000	1,834,189
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
4.00%, due 2/15/44	4,000,000	4,377,814
Series A
5.00%, due 2/15/42	7,500,000	8,596,792
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AGM
4.00%, due 2/15/47	5,000,000	5,459,731
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series A
5.00%, due 7/1/36	900,000	973,581
Series A
5.25%, due 7/1/56	2,500,000	2,686,185
Long Island Power Authority, Electric System, Revenue Bonds
Series A
4.00%, due 9/1/38	2,000,000	2,263,158
Series A
4.00%, due 9/1/39	4,750,000	5,481,076
Series A
4.00%, due 9/1/40	550,000	633,568
5.00%, due 9/1/37	2,000,000	2,439,858

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/38	$ 1,000,000	$ 1,217,425
5.00%, due 9/1/39	1,000,000	1,215,325
5.00%, due 9/1/42	2,000,000	2,344,109
Series A
5.00%, due 9/1/44	2,000,000	2,169,859
Series B
5.00%, due 9/1/45	1,000,000	1,113,651
Series B
5.00%, due 9/1/46	245,000	279,303
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series B-2
5.25%, due 11/15/33	5,000,000	5,979,164
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/40	2,500,000	2,606,654
5.00%, due 1/1/50	2,400,000	2,525,861
Nassau County Tobacco Settlement Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	750,000	761,394
Series A-3
5.125%, due 6/1/46	4,015,000	4,088,801
New York City Housing Development Corp., Capital Fund Grant Program, Revenue Bonds
Series A
5.00%, due 7/1/23	1,300,000	1,371,860
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series E-1-A
3.40%, due 11/1/47	3,000,000	3,098,195
Series G
3.85%, due 11/1/45	595,000	618,968
Series L-2-A
4.00%, due 5/1/44	5,000,000	5,078,921
Series I-1-A
4.05%, due 11/1/41	1,000,000	1,064,739
Series I-1-A
4.15%, due 11/1/46	3,250,000	3,458,711
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Green Bond, Revenue Bonds
Series G-1
3.70%, due 11/1/47	1,000,000	1,050,503
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Insured: AGM
3.00%, due 1/1/37	2,500,000	2,595,242
Insured: AGM
3.00%, due 1/1/39	3,250,000	3,361,761
Insured: AGM
3.00%, due 1/1/40	5,500,000	5,674,422
Series A, Insured: AGM
3.00%, due 1/1/46	3,000,000	3,047,279

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York City Industrial Development Agency, TRIPS Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/28	$ 1,500,000	$ 1,520,439
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGC
(zero coupon), due 3/1/40	380,000	230,714
Series A, Insured: AGC
(zero coupon), due 3/1/44	1,065,000	560,299
Series A, Insured: AGC
(zero coupon), due 3/1/45	200,000	101,352
Series A, Insured: AGC
(zero coupon), due 3/1/46	4,080,000	1,987,651
Series A, Insured: AGC
(zero coupon), due 3/1/47	1,115,000	523,771
Series A
3.00%, due 3/1/49	10,980,000	10,999,427
Series A, Insured: AGM
3.00%, due 3/1/49	9,650,000	9,806,300
Series A, Insured: AGM
4.00%, due 3/1/45	6,500,000	7,266,347
Series A, Insured: AGM
5.00%, due 3/1/29	2,000,000	2,433,187
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series A-1
4.00%, due 11/1/35	4,500,000	5,236,773
Series C-1
4.00%, due 11/1/42	7,000,000	7,841,534
New York City Transitional Finance Authority Building Aid, Revenue Bonds
Series S-1, Insured: State Aid Withholding
3.00%, due 7/15/38	3,000,000	3,063,104
Series S-1, Insured: State Aid Withholding
3.00%, due 7/15/39	5,000,000	5,096,779
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/34	2,000,000	2,333,896
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/35	3,500,000	4,071,721
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/36	1,500,000	1,669,999
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/37	3,265,000	3,782,206
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/40	2,265,000	2,603,103
Series S-3, Insured: State Aid Withholding
4.00%, due 7/15/46	2,905,000	3,240,371
Series S-3, Insured: State Aid Withholding
5.00%, due 7/15/43	2,500,000	2,995,894

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	$ 6,500,000	$ 2,769,996
New York Convention Center Development Corp., Hotel Unit Fee Secured, Revenue Bonds
5.00%, due 11/15/40	1,620,000	1,815,502
New York Convention Center Development Corp., Hotel Unit Fee Secured, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/41	2,320,000	1,262,639
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A
5.00%, due 6/1/42	1,000,000	1,012,753
Series A
5.00%, due 6/1/45	245,000	247,718
Series A
6.25%, due 6/1/41 (a)	4,900,000	5,007,216
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S
(zero coupon), due 6/1/38	1,600,000	609,717
New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds
Series B
5.00%, due 6/1/30	135,000	152,715
New York Liberty Development Corp., Revenue Bonds
Series 1WTC
2.75%, due 2/15/44	8,000,000	7,555,319
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 2
5.375%, due 11/15/40 (a)	1,500,000	1,637,331
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
3.00%, due 11/15/51	14,400,000	14,112,058
New York Liberty Development Corp., 7 World Trade Center II LLC, Revenue Bonds
Class 2
5.00%, due 9/15/43	1,040,000	1,045,614
Class 3
5.00%, due 3/15/44	1,500,000	1,507,914
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	4,085,000	4,153,034
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Revenue Bonds
5.50%, due 10/1/37	700,000	974,100
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/40	6,000,000	6,803,542
Series D
4.00%, due 2/15/47	15,500,000	17,152,945
New York State Housing Finance Agency, Revenue Bonds
Series C, Insured: FHA 542(C)
4.20%, due 11/1/54	12,795,000	14,173,834

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York State Urban Development Corp., Bidding Group 3, Revenue Bonds
Series A
4.00%, due 3/15/44	$ 11,320,000	$ 12,674,559
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (d)
5.00%, due 8/1/26	5,485,000	5,540,357
5.25%, due 8/1/31	1,540,000	1,773,257
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (d)
4.375%, due 10/1/45	4,000,000	4,454,578
5.00%, due 10/1/35	3,000,000	3,563,112
5.00%, due 10/1/40	3,000,000	3,514,388
New York Transportation Development Corp., New York State Thruway Serive Areas Project, Revenue Bonds (d)
4.00%, due 10/31/41	3,880,000	4,356,138
4.00%, due 10/31/46	5,075,000	5,628,291
4.00%, due 4/30/53	6,245,000	6,873,960
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds
4.00%, due 12/1/38 (d)	1,275,000	1,395,419
Series C
4.00%, due 12/1/41	5,725,000	6,283,232
Series A
4.00%, due 12/1/42 (d)	1,350,000	1,462,050
Series C
4.00%, due 12/1/42	1,365,000	1,497,231
Series A
5.00%, due 12/1/32 (d)	1,000,000	1,203,071
Series A
5.00%, due 12/1/36 (d)	1,600,000	1,911,314
Niagara Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
5.25%, due 5/15/40	500,000	533,644
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax, Revenue Bonds
Series A, Insured: AGC
4.50%, due 7/1/36	400,000	406,031
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
4.75%, due 8/1/22	1,420,000	1,427,590
Series C, Insured: AGC
5.25%, due 8/1/23	100,000	103,468
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds (b)(c)
Series S, Insured: COMMWLTH GTD
5.00%, due 7/1/24	1,000,000	1,086,250
Series N, Insured: COMMWLTH GTD
5.00%, due 7/1/37	6,500,000	7,125,625
Insured: COMMWLTH GTD
5.25%, due 7/1/27	2,810,000	3,105,050
Insured: COMMWLTH GTD
5.25%, due 7/1/33	1,400,000	1,541,750

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds (b)(c)
Series U, Insured: COMMWLTH GTD
5.25%, due 7/1/42	$ 1,000,000	$ 1,032,500
Series N, Insured: COMMWLTH GTD
5.50%, due 7/1/23	2,645,000	2,965,706
Series S, Insured: COMMWLTH GTD
5.75%, due 7/1/22	3,500,000	3,898,125
Series S, Insured: COMMWLTH GTD
5.875%, due 7/1/39	1,000,000	1,113,750
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
5.00%, due 7/1/58	21,900,000	24,397,178
Rensselaer Housing Authority, Van Rensselaer & Renwyck Apartments, Revenue Bonds
Series 2012A
5.00%, due 12/1/47	175,000	181,197
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,025,784
Schenectady Metroplex Development Authority, General Resolution Bonds, Revenue Bonds
Series A, Insured: AGM
5.50%, due 8/1/33	1,000,000	1,068,144
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
5.00%, due 12/1/45	1,625,000	1,734,377
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 208
4.00%, due 10/1/48	1,995,000	2,102,089
Series 213
4.25%, due 10/1/47	710,000	759,107
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds
Series A
5.00%, due 12/1/29	175,000	202,027
Series A
5.00%, due 12/1/34	165,000	188,412
Series A
5.00%, due 12/1/40	175,000	198,288
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	24,290,000	4,088,872
Series A-1
0.57%, due 6/1/22	1,500,000	1,497,078
Series A-1
0.67%, due 6/1/23	1,585,000	1,575,280
Series A-1
1.015%, due 6/1/24	1,000,000	989,787
Series A-2
4.00%, due 6/1/37	1,250,000	1,455,833
Series A-2
4.00%, due 6/1/38	1,000,000	1,161,135

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series A-2
4.00%, due 6/1/39	$ 1,250,000	$ 1,446,764
Series A-2
4.00%, due 6/1/40	1,250,000	1,441,506
Series B-1
4.00%, due 6/1/50	4,250,000	4,609,774
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
5.25%, due 6/1/37	840,000	853,233
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2016-ZF0414
0.20%, due 11/15/23 (a)	770,000	770,000
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
4.00%, due 11/15/39	880,000	933,404
Series D
5.00%, due 11/15/27	1,825,000	2,045,575
Series D
5.00%, due 11/15/28	200,000	223,462
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/36	1,020,000	1,153,807
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
4.00%, due 7/1/34	100,000	100,236
4.25%, due 7/1/32	230,000	233,455
4.50%, due 7/1/42	230,000	233,692
Series 2014A
5.00%, due 7/1/44	690,000	739,884
Triborough Bridge & Tunnel Authority, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 5/15/46	7,500,000	8,414,489
Triborough Bridge & Tunnel Authority, Payroll Mobility Tax, Revenue Bonds, Senior Lien
Series C-3
3.00%, due 5/15/51	7,500,000	7,606,067
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/22	500,000	505,450
Series A
5.00%, due 6/1/41	2,000,000	2,267,239
Series B
5.00%, due 6/1/48	9,890,000	10,462,193
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29	1,000,000	1,002,858
Series A
5.00%, due 10/1/32	1,000,000	1,000,021

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A, Insured: AGM-CR
5.00%, due 10/1/32	$ 1,200,000	$ 1,224,722
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A
6.00%, due 10/1/39	635,000	636,726
Series A
6.625%, due 10/1/29	2,220,000	2,240,965
Series A
6.75%, due 10/1/37	1,630,000	1,645,394
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds, Senior Lien
Series A-1
5.00%, due 10/1/24	935,000	940,176
Series A
5.00%, due 10/1/25	395,000	397,187
Virgin Islands Public Finance Authority, United States Virgin Islands Federal Excise Tax, Revenue Bonds
Series A, Insured: AGM-CR
5.00%, due 10/1/32	1,415,000	1,444,152
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project, Revenue Bonds
5.00%, due 7/1/27	270,000	302,152
5.00%, due 7/1/28	270,000	301,226
5.00%, due 7/1/29	100,000	111,461
5.00%, due 7/1/34	200,000	221,909
Westchester County Local Development Corp., Pace University, Revenue Bonds
Series A
5.50%, due 5/1/42	3,265,000	3,536,859
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds, Senior Lien
Series B
5.00%, due 6/1/41	250,000	286,225
		486,933,367
Transportation 10.6%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	835,000	937,271
Series A
5.00%, due 12/15/43	1,750,000	2,073,182
Series A
5.00%, due 12/15/48	2,585,000	3,060,570
Antonio B Won Pat International Airport Authority, Revenue Bonds (d)
Series C, Insured: AGM
6.00%, due 10/1/34	720,000	778,107
Series C, Insured: AGM
6.00%, due 10/1/34	280,000	300,463
Buffalo & Fort Erie Public Bridge Authority, Toll Bridge System, Revenue Bonds
5.00%, due 1/1/42	1,500,000	1,723,439
Metropolitan Transportation Authority, Revenue Bonds
Series D
4.00%, due 11/15/42	1,230,000	1,315,828

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Metropolitan Transportation Authority, Revenue Bonds
Series B-1
5.00%, due 5/15/22	$ 5,350,000	$ 5,413,340
Series D
5.00%, due 11/15/29	550,000	642,429
Series B
5.00%, due 11/15/40	2,500,000	2,735,505
Series E
5.00%, due 11/15/42	685,000	708,970
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/47	10,500,000	11,584,047
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series E
4.00%, due 11/15/45	2,000,000	2,157,118
Series A-1
4.00%, due 11/15/47	3,300,000	3,558,584
Series C, Insured: AGM
4.00%, due 11/15/48	1,240,000	1,366,994
Series A-1, Insured: AGM
4.00%, due 11/15/50	6,000,000	6,701,110
Series A-1
4.00%, due 11/15/52	1,460,000	1,558,498
Series A-2
5.00%, due 11/15/27	590,000	675,868
Series C
5.00%, due 11/15/42	2,325,000	2,726,343
Series D
5.00%, due 11/15/45	2,000,000	2,357,058
MTA Hudson Rail Yards Trust Obligations, Election 2016, Revenue Bonds
Series A
5.00%, due 11/15/56	7,205,000	7,578,080
New York State Bridge Authority, Revenue Bonds
Series A
4.00%, due 1/1/38	200,000	233,828
Series A
4.00%, due 1/1/39	275,000	320,777
Series A
4.00%, due 1/1/40	325,000	378,142
Series A
4.00%, due 1/1/41	200,000	232,357
Series A
4.00%, due 1/1/51	1,085,000	1,241,036
New York State Thruway Authority, Revenue Bonds
Series L
4.00%, due 1/1/36	4,000,000	4,441,048
Series N
4.00%, due 1/1/47	5,500,000	6,082,570

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B, Insured: AGM
4.00%, due 1/1/50	$ 13,500,000	$ 14,909,624
New York Transportation Development Corp., Laguardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 7/1/46 (d)	5,000,000	5,215,323
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (d)
Series A
5.00%, due 7/1/41	1,000,000	1,066,467
Series A
5.25%, due 1/1/50	2,000,000	2,133,096
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (d)
Series A
5.00%, due 4/1/23	225,000	235,871
Series A
5.00%, due 4/1/24	490,000	526,943
Series A
5.00%, due 4/1/27	610,000	657,892
Series A
5.00%, due 4/1/29	325,000	348,709
Series A
5.00%, due 4/1/29	600,000	719,059
Series A
5.00%, due 4/1/30	375,000	449,215
Series A
5.00%, due 4/1/31	350,000	418,606
Series A
5.00%, due 4/1/32	400,000	478,650
Series A
5.00%, due 4/1/34	450,000	535,326
Series A
5.00%, due 4/1/35	400,000	474,339
Series A
5.00%, due 4/1/36	600,000	709,611
Series A
5.00%, due 4/1/38	375,000	442,169
Ogdensburg Bridge and Port Authority, Revenue Bonds
5.75%, due 7/1/47 (a)	2,190,000	2,266,400
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/36 (d)	625,000	712,260
Series B
5.00%, due 7/1/37 (d)	200,000	227,678
Series A
5.00%, due 7/1/48	1,235,000	1,404,383
Port Authority of New York & New Jersey, Consolidated 178th, Revenue Bonds
Series 178
5.00%, due 12/1/38 (d)	1,500,000	1,595,681

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Port Authority of New York & New Jersey, Consolidated 1st, Revenue Bonds
Series 207
5.00%, due 9/15/48 (d)	$ 2,500,000	$ 2,890,995
Port Authority of New York & New Jersey, Consolidated 214th, Revenue Bonds (d)
Series 214
4.00%, due 9/1/37	2,955,000	3,276,551
Series 214
4.00%, due 9/1/39	4,350,000	4,799,305
Series 214
4.00%, due 9/1/43	2,030,000	2,224,793
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/47 (d)	5,500,000	5,994,500
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Insured: AGC-ICC
5.00%, due 7/1/23	340,000	342,726
Syracuse Regional Airport Authority, Revenue Bonds (d)
4.00%, due 7/1/35	350,000	391,412
4.00%, due 7/1/36	435,000	485,919
5.00%, due 7/1/31	1,000,000	1,226,078
5.00%, due 7/1/32	1,000,000	1,219,060
5.00%, due 7/1/33	750,000	910,319
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series B
5.00%, due 11/15/45	2,000,000	2,237,457
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 11/15/44	1,105,000	1,254,125
Series A
4.00%, due 11/15/54	5,000,000	5,571,006
Series A
5.00%, due 11/15/49	5,000,000	5,961,229
		147,195,339
Utilities 2.9%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	1,055,000	1,187,778
Series A
5.00%, due 10/1/34	2,000,000	2,045,044
Series A
5.00%, due 10/1/38	2,700,000	3,027,691
Series A
5.00%, due 10/1/40	1,250,000	1,398,695
Long Island Power Authority, Electric System, Revenue Bonds
Series A, Insured: AGM
(zero coupon), due 12/1/26	1,500,000	1,388,812

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities
New York Power Authority, Green Bond, Revenue Bonds
Series A
4.00%, due 11/15/50	$ 12,400,000	$ 13,897,042
Series A
4.00%, due 11/15/60	10,000,000	11,123,091
Puerto Rico Electric Power Authority, Revenue Bonds
Series TT, Insured: NATL
5.00%, due 7/1/23	265,000	271,096
Series TT, Insured: NATL
5.00%, due 7/1/26	215,000	219,946
Series XX-RSA-1
5.25%, due 7/1/40 (b)(c)	5,630,000	5,834,087
		40,393,282
Water & Sewer 6.3%
Albany Municipal Water Finance Authority, Revenue Bonds
Series A
4.00%, due 12/1/45	3,000,000	3,460,629
Buffalo Municipal Water Finance Authority, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/51	2,000,000	2,238,724
Great Neck North Water Authority, Revenue Bonds
Series A
4.00%, due 1/1/32	250,000	273,790
Series A
4.00%, due 1/1/33	425,000	464,934
Series A
4.00%, due 1/1/34	250,000	272,793
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
Series A
5.00%, due 7/1/35	4,000,000	4,272,906
5.00%, due 1/1/46	3,365,000	3,739,896
Series A
5.00%, due 1/1/50	9,975,000	11,736,222
Monroe County Water Authority, Water System, Revenue Bonds
3.50%, due 3/1/45	2,000,000	2,171,912
5.00%, due 8/1/37	750,000	766,440
New York City Water & Sewer System, Revenue Bonds
Series FF-1
4.00%, due 6/15/49	3,000,000	3,331,743
New York City Water & Sewer System, Second General Resolution, Revenue Bonds
Series BB-1
3.00%, due 6/15/50	5,000,000	5,075,896
Series AA-1
3.50%, due 6/15/48	3,000,000	3,212,975
Series AA
4.00%, due 6/15/40	3,000,000	3,402,340

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
New York City Water & Sewer System, Second General Resolution, Revenue Bonds
Series DD-3
4.00%, due 6/15/42	$ 5,000,000	$ 5,649,277
Series DD
5.00%, due 6/15/34	1,000,000	1,056,558
Series GG-1
5.00%, due 6/15/48	1,000,000	1,211,283
Series AA-1
5.00%, due 6/15/50	755,000	922,080
Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds
Series A
5.00%, due 7/15/34	770,000	882,377
Onondaga County Water Authority, Revenue Bonds
Series A
4.00%, due 9/15/34	845,000	984,500
Series A
4.00%, due 9/15/35	600,000	697,804
Series A
4.00%, due 9/15/36	1,375,000	1,594,347
Series A
4.00%, due 9/15/37	1,945,000	2,251,367
Series A
4.00%, due 9/15/39	700,000	805,639
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
5.00%, due 7/1/24	2,850,000	3,116,923
Series B
5.00%, due 7/1/29	870,000	1,060,219
Series B
5.00%, due 7/1/33	1,465,000	1,820,132
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
4.00%, due 7/1/42	1,250,000	1,406,524
Series A
5.00%, due 7/1/33 (f)	6,000,000	7,413,221
Saratoga County Water Authority, Revenue Bonds
4.00%, due 9/1/48	4,600,000	4,971,065
Suffolk County Water Authority, Revenue Bonds
Series A
3.25%, due 6/1/43	3,000,000	3,138,614
Upper Mohawk Valley Regional Water Finance Authority, Green Bond, Revenue Bonds
Series A, Insured: AGM
4.00%, due 4/1/46	2,675,000	3,001,324
		86,404,454
Total Long-Term Municipal Bonds (Cost $1,238,319,743)		1,279,179,614

	Principal Amount	Value
Short-Term Municipal Notes 1.9%
Education 0.1%
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2021-XG0311
0.09%, due 7/1/51 (a)(g)	$ 1,435,000	$ 1,435,000
Other Revenue 1.3%
Albany Housing Authority, Nutgrove Garden Apartments Project, Revenue Bonds
0.63%, due 12/1/25 (g)	460,000	460,000
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series 2016-XFT910
0.14%, due 3/15/40 (a)(g)	8,000,000	8,000,000
New York State Environmental Facilities Corp., Waste Management, Inc., Revenue Bonds
0.18%, due 5/1/30 (d)(g)	8,000,000	8,000,000
New York State Housing Finance Agency, Variable Housing, 160 Madison Avenue, Revenue Bonds
Series A
0.12%, due 11/1/46 (g)	1,200,000	1,200,000
		17,660,000
Utility 0.4%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
0.664%, due 7/1/29 (g)	5,000,000	5,055,722
Water & Sewer 0.1%
New York City Water & Sewer System, Revenue Bonds
Series A-1
0.12%, due 6/15/44 (g)	2,000,000	2,000,000
Total Short-Term Municipal Notes (Cost $25,833,958)		26,150,722
Total Municipal Bonds (Cost $1,264,153,701)		1,305,330,336

	Shares
Closed-End Funds 0.2%
New York 0.2%
BlackRock New York Municipal Income Trust	12,602	167,858
Eaton Vance New York Municipal Bond Fund	13,241	151,080
Nuveen New York AMT-Free Quality Municipal Income Fund	205,883	2,680,597
Total Closed-End Funds (Cost $3,194,013)		2,999,535

	Shares	Value
Short-Term Investment 3.2%
Unaffiliated Investment Company 3.2%
BlackRock Liquidity Funds MuniCash, 0.005% (h)	44,856,942	$ 44,860,959
Total Short-Term Investment (Cost $44,860,959)		44,860,959
Total Investments (Cost $1,312,208,673)	97.6%	1,353,190,830
Other Assets, Less Liabilities	2.4	32,761,026
Net Assets	100.0%	$ 1,385,951,856

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Issue in non-accrual status.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2022.
(f)	Delayed delivery security.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Current yield as of January 31, 2022.
Futures Contracts
As of January 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(14)	March 2022	$ (2,204,092)	$ (2,178,750)	$ 25,342

1.	As of January 31, 2022, cash in the amount of $49,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2022.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
COMMWLTH GTD—Commonwealth Guaranteed
CR—Custodial Receipts
FHA—Federal Housing Administration
ICC—Insured Custody Certificates

NATL—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,279,179,614	$ —	$ 1,279,179,614
Short-Term Municipal Notes	—	26,150,722	—	26,150,722
Total Municipal Bonds	—	1,305,330,336	—	1,305,330,336
Closed-End Funds	2,999,535	—	—	2,999,535
Short-Term Investment
Unaffiliated Investment Company	44,860,959	—	—	44,860,959
Total Investments in Securities	47,860,494	1,305,330,336	—	1,353,190,830
Other Financial Instruments
Futures Contracts (b)	25,342	—	—	25,342
Total Other Financial Instruments	25,342	—	—	25,342
Total Investments in Securities and Other Financial Instruments	$ 47,885,836	$ 1,305,330,336	$ —	$ 1,353,216,172

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay S&P 500 Index Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 98.8%
Aerospace & Defense 1.4%
Boeing Co. (The) (a)	18,710	$ 3,746,490
General Dynamics Corp.	7,849	1,664,773
Howmet Aerospace, Inc.	13,022	404,854
Huntington Ingalls Industries, Inc.	1,357	254,030
L3Harris Technologies, Inc.	6,646	1,390,941
Lockheed Martin Corp.	8,313	3,234,838
Northrop Grumman Corp.	5,047	1,866,885
Raytheon Technologies Corp.	50,692	4,571,912
Textron, Inc.	7,465	508,068
TransDigm Group, Inc. (a)	1,773	1,092,505
		18,735,296
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	4,402	460,669
Expeditors International of Washington, Inc.	5,737	656,772
FedEx Corp.	8,277	2,034,983
United Parcel Service, Inc., Class B	24,695	4,993,576
		8,146,000
Airlines 0.2%
Alaska Air Group, Inc. (a)	4,244	232,317
American Airlines Group, Inc. (a)(b)	21,930	361,187
Delta Air Lines, Inc. (a)	21,676	860,320
Southwest Airlines Co. (a)	20,047	897,304
United Airlines Holdings, Inc. (a)	10,967	470,265
		2,821,393
Auto Components 0.1%
Aptiv plc (a)	9,162	1,251,346
BorgWarner, Inc.	8,120	356,062
		1,607,408
Automobiles 2.4%
Ford Motor Co.	132,944	2,698,763
General Motors Co. (a)	49,171	2,592,787
Tesla, Inc. (a)	27,550	25,806,636
		31,098,186
Banks 4.2%
Bank of America Corp.	243,915	11,254,238
Citigroup, Inc.	67,202	4,376,194
Citizens Financial Group, Inc.	14,434	742,918
Comerica, Inc.	4,442	412,129
Fifth Third Bancorp	23,157	1,033,497
First Republic Bank	6,071	1,053,865
Huntington Bancshares, Inc.	48,988	737,759
JPMorgan Chase & Co.	100,088	14,873,077
KeyCorp	31,533	790,217
M&T Bank Corp.	4,358	738,158

	Shares	Value
Common Stocks
Banks
People's United Financial, Inc.	14,496	$ 280,933
PNC Financial Services Group, Inc. (The)	14,314	2,948,541
Regions Financial Corp.	32,285	740,618
Signature Bank	2,053	625,405
SVB Financial Group (a)	1,988	1,160,793
Truist Financial Corp.	45,210	2,840,092
U.S. Bancorp	45,699	2,659,225
Wells Fargo & Co.	135,038	7,265,044
Zions Bancorp NA	5,299	359,378
		54,892,081
Beverages 1.5%
Brown-Forman Corp., Class B	6,189	417,324
Coca-Cola Co. (The)	131,660	8,032,577
Constellation Brands, Inc., Class A	5,563	1,322,603
Molson Coors Beverage Co., Class B	6,381	304,119
Monster Beverage Corp. (a)	12,724	1,103,425
PepsiCo, Inc.	46,827	8,125,421
		19,305,469
Biotechnology 1.8%
AbbVie, Inc.	59,874	8,196,152
Amgen, Inc.	19,077	4,333,150
Biogen, Inc. (a)	4,975	1,124,350
Gilead Sciences, Inc.	42,483	2,917,732
Incyte Corp. (a)	6,359	472,664
Moderna, Inc. (a)	11,947	2,022,986
Regeneron Pharmaceuticals, Inc. (a)	3,580	2,178,752
Vertex Pharmaceuticals, Inc. (a)	8,611	2,092,904
		23,338,690
Building Products 0.5%
Allegion plc	3,038	372,854
AO Smith Corp.	4,511	344,731
Carrier Global Corp.	29,349	1,399,360
Fortune Brands Home & Security, Inc.	4,597	432,899
Johnson Controls International plc	24,002	1,744,225
Masco Corp.	8,267	523,549
Trane Technologies plc	8,045	1,392,590
		6,210,208
Capital Markets 3.0%
Ameriprise Financial, Inc.	3,789	1,153,031
Bank of New York Mellon Corp. (The)	25,731	1,524,819
BlackRock, Inc.	4,836	3,979,738
Cboe Global Markets, Inc.	3,612	428,130
Charles Schwab Corp. (The)	50,916	4,465,333
CME Group, Inc.	12,172	2,793,474
FactSet Research Systems, Inc.	1,275	537,910

	Shares	Value
Common Stocks
Capital Markets
Franklin Resources, Inc.	9,517	$ 304,258
Goldman Sachs Group, Inc. (The)	11,497	4,077,756
Intercontinental Exchange, Inc.	19,081	2,416,799
Invesco Ltd.	11,559	261,927
MarketAxess Holdings, Inc.	1,288	443,690
Moody's Corp.	5,478	1,878,954
Morgan Stanley	48,618	4,985,290
MSCI, Inc.	2,792	1,496,847
Nasdaq, Inc.	3,964	710,388
Northern Trust Corp.	7,033	820,329
Raymond James Financial, Inc.	6,273	664,123
S&P Global, Inc.	8,162	3,389,026
State Street Corp.	12,383	1,170,194
T. Rowe Price Group, Inc.	7,612	1,175,521
		38,677,537
Chemicals 1.7%
Air Products and Chemicals, Inc.	7,497	2,115,053
Albemarle Corp.	3,962	874,572
Celanese Corp.	3,687	574,103
CF Industries Holdings, Inc.	7,264	500,272
Corteva, Inc.	24,686	1,186,903
Dow, Inc.	25,049	1,496,177
DuPont de Nemours, Inc.	17,547	1,344,100
Eastman Chemical Co.	4,553	541,488
Ecolab, Inc.	8,444	1,599,716
FMC Corp.	4,293	473,818
International Flavors & Fragrances, Inc.	8,620	1,137,150
Linde plc	17,359	5,531,966
LyondellBasell Industries NV, Class A	8,904	861,284
Mosaic Co. (The)	12,545	501,173
PPG Industries, Inc.	8,040	1,255,848
Sherwin-Williams Co. (The)	8,170	2,340,787
		22,334,410
Commercial Services & Supplies 0.4%
Cintas Corp.	2,977	1,165,585
Copart, Inc. (a)	7,227	934,090
Republic Services, Inc.	7,088	904,854
Rollins, Inc.	7,666	236,496
Waste Management, Inc.	13,034	1,960,835
		5,201,860
Communications Equipment 0.8%
Arista Networks, Inc. (a)	7,597	944,383
Cisco Systems, Inc.	142,841	7,951,958
F5, Inc. (a)	2,043	424,168
Juniper Networks, Inc.	11,013	383,473

	Shares	Value
Common Stocks
Communications Equipment
Motorola Solutions, Inc.	5,720	$ 1,326,697
		11,030,679
Construction & Engineering 0.0% ‡
Quanta Services, Inc.	4,826	495,727
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,113	822,211
Vulcan Materials Co.	4,494	855,253
		1,677,464
Consumer Finance 0.6%
American Express Co.	21,248	3,820,815
Capital One Financial Corp.	14,415	2,115,113
Discover Financial Services	9,926	1,148,935
Synchrony Financial	18,534	789,363
		7,874,226
Containers & Packaging 0.3%
Amcor plc	51,925	623,619
Avery Dennison Corp.	2,804	575,998
Ball Corp.	10,970	1,065,187
International Paper Co.	13,116	632,847
Packaging Corp. of America	3,217	484,577
Sealed Air Corp.	5,018	340,822
Westrock Co.	9,043	417,425
		4,140,475
Distributors 0.1%
Genuine Parts Co.	4,824	642,702
LKQ Corp.	9,082	498,511
Pool Corp.	1,358	646,747
		1,787,960
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B (a)	62,024	19,414,753
Diversified Telecommunication Services 1.1%
AT&T, Inc.	241,849	6,167,150
Lumen Technologies, Inc.	31,209	385,743
Verizon Communications, Inc.	140,218	7,463,804
		14,016,697
Electric Utilities 1.6%
Alliant Energy Corp.	8,479	507,553
American Electric Power Co., Inc.	17,058	1,542,043
Duke Energy Corp.	26,052	2,737,023
Edison International	12,867	807,919
Entergy Corp.	6,807	760,818

	Shares	Value
Common Stocks
Electric Utilities
Evergy, Inc.	7,766	$ 504,479
Eversource Energy	11,644	1,042,022
Exelon Corp.	33,133	1,920,057
FirstEnergy Corp.	18,438	773,659
NextEra Energy, Inc.	66,453	5,191,308
NRG Energy, Inc.	8,292	331,100
Pinnacle West Capital Corp.	3,821	265,980
PPL Corp.	25,425	754,614
Southern Co. (The)	35,893	2,494,205
Xcel Energy, Inc.	18,244	1,270,877
		20,903,657
Electrical Equipment 0.5%
AMETEK, Inc.	7,834	1,071,456
Eaton Corp. plc	13,500	2,138,805
Emerson Electric Co.	20,246	1,861,620
Generac Holdings, Inc. (a)	2,137	603,446
Rockwell Automation, Inc.	3,928	1,136,056
		6,811,383
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	20,254	1,612,016
CDW Corp.	4,597	869,063
Corning, Inc.	26,013	1,093,587
IPG Photonics Corp. (a)	1,210	186,909
Keysight Technologies, Inc. (a)	6,238	1,053,099
TE Connectivity Ltd.	11,051	1,580,403
Teledyne Technologies, Inc. (a)	1,580	665,859
Trimble, Inc. (a)	8,501	613,432
Zebra Technologies Corp., Class A (a)	1,810	921,507
		8,595,875
Energy Equipment & Services 0.3%
Baker Hughes Co.	29,602	812,279
Halliburton Co.	30,315	931,883
Schlumberger NV	47,504	1,855,981
		3,600,143
Entertainment 1.5%
Activision Blizzard, Inc.	26,379	2,084,205
Electronic Arts, Inc.	9,578	1,270,617
Live Nation Entertainment, Inc. (a)	4,575	501,008
Netflix, Inc. (a)	15,002	6,407,954
Take-Two Interactive Software, Inc. (a)	3,905	637,843
Walt Disney Co. (The) (a)	61,542	8,798,660
		19,700,287
Equity Real Estate Investment Trusts 2.6%
Alexandria Real Estate Equities, Inc.	4,776	930,556

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts
American Tower Corp.	15,424	$ 3,879,136
AvalonBay Communities, Inc.	4,733	1,155,941
Boston Properties, Inc.	4,814	539,553
Crown Castle International Corp.	14,638	2,671,581
Digital Realty Trust, Inc.	9,611	1,434,250
Duke Realty Corp.	12,899	745,304
Equinix, Inc.	3,049	2,210,220
Equity Residential	11,558	1,025,541
Essex Property Trust, Inc.	2,204	732,830
Extra Space Storage, Inc.	4,535	898,792
Federal Realty Investment Trust	2,371	302,279
Healthpeak Properties, Inc.	18,257	645,750
Host Hotels & Resorts, Inc. (a)	24,183	419,333
Iron Mountain, Inc.	9,806	450,292
Kimco Realty Corp.	20,877	506,476
Mid-America Apartment Communities, Inc.	3,899	805,845
Prologis, Inc.	25,039	3,926,616
Public Storage	5,167	1,852,525
Realty Income Corp.	19,161	1,329,965
Regency Centers Corp.	5,219	374,463
SBA Communications Corp.	3,684	1,198,921
Simon Property Group, Inc.	11,129	1,638,189
UDR, Inc.	9,843	559,476
Ventas, Inc.	13,519	716,777
Vornado Realty Trust	5,385	220,839
Welltower, Inc.	14,742	1,277,099
Weyerhaeuser Co.	25,368	1,025,628
		33,474,177
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	14,964	7,558,766
Kroger Co. (The)	22,919	999,039
Sysco Corp.	17,362	1,356,840
Walgreens Boots Alliance, Inc.	24,332	1,210,760
Walmart, Inc.	48,164	6,733,809
		17,859,214
Food Products 0.9%
Archer-Daniels-Midland Co.	18,947	1,421,025
Campbell Soup Co.	6,855	302,443
Conagra Brands, Inc.	16,246	564,711
General Mills, Inc.	20,513	1,408,833
Hershey Co. (The)	4,924	970,373
Hormel Foods Corp.	9,555	453,576
J M Smucker Co. (The)	3,670	515,928
Kellogg Co.	8,665	545,895
Kraft Heinz Co. (The)	24,044	860,775
Lamb Weston Holdings, Inc.	4,947	317,647

	Shares	Value
Common Stocks
Food Products
McCormick & Co., Inc. (Non-Voting)	8,445	$ 847,118
Mondelez International, Inc., Class A	47,244	3,166,765
Tyson Foods, Inc., Class A	9,985	907,537
		12,282,626
Gas Utilities 0.0% ‡
Atmos Energy Corp.	4,485	480,882
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	59,888	7,633,324
ABIOMED, Inc. (a)	1,541	455,936
Align Technology, Inc. (a)	2,484	1,229,481
Baxter International, Inc.	16,957	1,448,806
Becton Dickinson and Co.	9,726	2,471,766
Boston Scientific Corp. (a)	48,261	2,070,397
Cooper Cos., Inc. (The)	1,670	665,161
Dentsply Sirona, Inc.	7,404	395,522
DexCom, Inc. (a)	3,283	1,413,266
Edwards Lifesciences Corp. (a)	21,145	2,309,034
Hologic, Inc. (a)	8,585	603,010
IDEXX Laboratories, Inc. (a)	2,872	1,456,966
Intuitive Surgical, Inc. (a)	12,090	3,435,736
Medtronic plc	45,579	4,716,971
ResMed, Inc.	4,935	1,128,141
STERIS plc	3,388	760,267
Stryker Corp.	11,371	2,820,577
Teleflex, Inc.	1,587	492,271
Zimmer Biomet Holdings, Inc.	7,075	870,366
		36,376,998
Health Care Providers & Services 2.8%
AmerisourceBergen Corp.	5,067	690,125
Anthem, Inc.	8,220	3,624,938
Cardinal Health, Inc.	9,544	492,184
Centene Corp. (a)	19,762	1,536,693
Cigna Corp.	11,225	2,586,913
CVS Health Corp.	44,707	4,761,743
DaVita, Inc. (a)	2,209	239,389
HCA Healthcare, Inc.	8,111	1,947,046
Henry Schein, Inc. (a)	4,697	353,684
Humana, Inc.	4,353	1,708,552
Laboratory Corp. of America Holdings (a)	3,241	879,478
McKesson Corp.	5,171	1,327,499
Quest Diagnostics, Inc.	4,155	561,008
UnitedHealth Group, Inc.	31,898	15,074,038
Universal Health Services, Inc., Class B	2,476	322,029
		36,105,319

	Shares	Value
Common Stocks
Health Care Technology 0.1%
Cerner Corp.	9,965	$ 908,808
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc. (a)	1,391	3,416,477
Caesars Entertainment, Inc. (a)	7,240	551,254
Carnival Corp. (a)	27,245	539,723
Chipotle Mexican Grill, Inc. (a)	953	1,415,758
Darden Restaurants, Inc.	4,396	614,868
Domino's Pizza, Inc.	1,232	560,129
Expedia Group, Inc. (a)	4,945	906,369
Hilton Worldwide Holdings, Inc. (a)	9,440	1,369,838
Las Vegas Sands Corp. (a)	11,644	510,007
Marriott International, Inc., Class A (a)	9,265	1,492,777
McDonald's Corp.	25,307	6,565,901
MGM Resorts International	13,183	563,178
Norwegian Cruise Line Holdings Ltd. (a)	12,532	261,042
Penn National Gaming, Inc. (a)	5,626	256,602
Royal Caribbean Cruises Ltd. (a)	7,594	590,889
Starbucks Corp.	39,964	3,929,260
Wynn Resorts Ltd. (a)	3,565	304,629
Yum! Brands, Inc.	9,928	1,242,688
		25,091,389
Household Durables 0.4%
DR Horton, Inc.	11,039	984,900
Garmin Ltd.	5,146	640,265
Lennar Corp., Class A	9,207	884,885
Mohawk Industries, Inc. (a)	1,858	293,322
Newell Brands, Inc.	12,822	297,599
NVR, Inc. (a)	111	591,321
PulteGroup, Inc.	8,575	451,817
Whirlpool Corp.	2,057	432,361
		4,576,470
Household Products 1.4%
Church & Dwight Co., Inc.	8,269	848,813
Clorox Co. (The)	4,161	698,465
Colgate-Palmolive Co.	28,545	2,353,535
Kimberly-Clark Corp.	11,404	1,569,761
Procter & Gamble Co. (The)	81,958	13,150,161
		18,620,735
Independent Power and Renewable Electricity Producers 0.0% ‡
AES Corp. (The)	22,580	500,824
Industrial Conglomerates 1.0%
3M Co.	19,516	3,240,046
General Electric Co.	37,191	3,513,806

	Shares	Value
Common Stocks
Industrial Conglomerates
Honeywell International, Inc.	23,315	$ 4,767,451
Roper Technologies, Inc.	3,573	1,561,973
		13,083,276
Insurance 1.9%
Aflac, Inc.	20,612	1,294,846
Allstate Corp. (The)	9,709	1,171,585
American International Group, Inc.	28,120	1,623,930
Aon plc, Class A	7,462	2,062,795
Arthur J. Gallagher & Co.	7,020	1,108,739
Assurant, Inc.	1,930	294,344
Brown & Brown, Inc.	7,939	526,197
Chubb Ltd.	14,588	2,877,921
Cincinnati Financial Corp.	5,075	597,987
Everest Re Group Ltd.	1,333	377,772
Globe Life, Inc.	3,146	321,836
Hartford Financial Services Group, Inc. (The)	11,527	828,446
Lincoln National Corp.	5,753	402,595
Loews Corp.	6,787	404,912
Marsh & McLennan Cos., Inc.	17,100	2,627,244
MetLife, Inc.	24,215	1,623,858
Principal Financial Group, Inc.	8,349	609,978
Progressive Corp. (The)	19,815	2,153,098
Prudential Financial, Inc.	12,802	1,428,319
Travelers Cos., Inc. (The)	8,332	1,384,612
W R Berkley Corp.	4,726	399,347
Willis Towers Watson plc	4,220	987,311
		25,107,672
Interactive Media & Services 6.1%
Alphabet, Inc. (a)
Class A	10,188	27,569,441
Class C	9,470	25,701,296

Match Group, Inc. (a)	9,587	1,080,455
Meta Platforms, Inc., Class A (a)	80,140	25,104,657
Twitter, Inc. (a)	27,081	1,015,808
		80,471,657
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc. (a)	14,771	44,187,003
eBay, Inc.	21,201	1,273,544
Etsy, Inc. (a)	4,294	674,502
		46,135,049
IT Services 4.5%
Accenture plc, Class A	21,392	7,563,783
Akamai Technologies, Inc. (a)	5,503	630,369
Automatic Data Processing, Inc.	14,271	2,942,252
Broadridge Financial Solutions, Inc.	3,948	628,601

	Shares	Value
Common Stocks
IT Services
Cognizant Technology Solutions Corp., Class A	17,789	$ 1,519,536
DXC Technology Co. (a)	8,543	256,973
EPAM Systems, Inc. (a)	1,921	914,665
Fidelity National Information Services, Inc.	20,623	2,473,110
Fiserv, Inc. (a)	20,124	2,127,107
FleetCor Technologies, Inc. (a)	2,750	655,215
Gartner, Inc. (a)	2,785	818,484
Global Payments, Inc.	9,827	1,472,871
International Business Machines Corp.	30,373	4,056,922
Jack Henry & Associates, Inc.	2,508	420,868
Mastercard, Inc., Class A	29,380	11,351,844
Paychex, Inc.	10,869	1,279,933
PayPal Holdings, Inc. (a)	39,792	6,841,837
VeriSign, Inc. (a)	3,273	710,830
Visa, Inc., Class A	56,796	12,845,551
		59,510,751
Leisure Products 0.0% ‡
Hasbro, Inc.	4,392	406,172
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	10,253	1,428,448
Bio-Rad Laboratories, Inc., Class A (a)	732	439,002
Bio-Techne Corp.	1,331	501,002
Charles River Laboratories International, Inc. (a)	1,709	563,560
Danaher Corp.	21,539	6,155,631
Illumina, Inc. (a)	5,294	1,846,653
IQVIA Holdings, Inc. (a)	6,470	1,584,503
Mettler-Toledo International, Inc. (a)	778	1,145,745
PerkinElmer, Inc.	4,274	735,855
Thermo Fisher Scientific, Inc.	13,345	7,757,448
Waters Corp. (a)	2,067	661,688
West Pharmaceutical Services, Inc.	2,509	986,589
		23,806,124
Machinery 1.5%
Caterpillar, Inc.	18,320	3,692,579
Cummins, Inc.	4,844	1,069,943
Deere & Co.	9,556	3,596,878
Dover Corp.	4,876	828,481
Fortive Corp.	12,144	856,638
IDEX Corp.	2,575	554,758
Illinois Tool Works, Inc.	9,674	2,262,942
Ingersoll Rand, Inc.	13,804	775,923
Otis Worldwide Corp.	14,386	1,228,996
PACCAR, Inc.	11,758	1,093,377
Parker-Hannifin Corp.	4,372	1,355,364
Pentair plc	5,604	356,975

	Shares	Value
Common Stocks
Machinery
Snap-on, Inc.	1,820	$ 379,015
Stanley Black & Decker, Inc.	5,522	964,417
Westinghouse Air Brake Technologies Corp.	6,327	562,470
Xylem, Inc.	6,107	641,357
		20,220,113
Media 1.0%
Charter Communications, Inc., Class A (a)	4,190	2,486,094
Comcast Corp., Class A	154,419	7,719,406
Discovery, Inc., Class A (a)(b)	5,731	159,952
Discovery, Inc., Class C (a)	10,287	281,349
DISH Network Corp., Class A (a)	8,457	265,550
Fox Corp.
Class A	10,849	440,578
Class B	4,980	185,156

Interpublic Group of Cos., Inc. (The)	13,336	473,961
News Corp.
Class A	13,311	296,037
Class B	4,124	91,718

Omnicom Group, Inc.	7,199	542,517
ViacomCBS, Inc.	20,548	687,331
		13,629,649
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	49,734	1,851,099
Newmont Corp.	27,007	1,652,018
Nucor Corp.	9,679	981,451
		4,484,568
Multiline Retail 0.5%
Dollar General Corp.	7,902	1,647,409
Dollar Tree, Inc. (a)	7,617	999,503
Target Corp.	16,529	3,643,487
		6,290,399
Multi-Utilities 0.8%
Ameren Corp.	8,725	774,257
CenterPoint Energy, Inc.	21,298	604,011
CMS Energy Corp.	9,811	631,632
Consolidated Edison, Inc.	11,981	1,035,758
Dominion Energy, Inc.	27,430	2,212,504
DTE Energy Co.	6,561	790,141
NiSource, Inc.	13,300	388,094
Public Service Enterprise Group, Inc.	17,126	1,139,393
Sempra Energy	10,815	1,494,200
WEC Energy Group, Inc.	10,683	1,036,678
		10,106,668

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 3.0%
APA Corp.	12,303	$ 408,583
Chevron Corp.	65,286	8,574,010
ConocoPhillips	44,670	3,958,655
Coterra Energy, Inc.	27,554	603,433
Devon Energy Corp.	21,323	1,078,304
Diamondback Energy, Inc.	5,768	727,691
EOG Resources, Inc.	19,816	2,209,088
Exxon Mobil Corp.	143,381	10,891,221
Hess Corp.	9,336	861,619
Kinder Morgan, Inc.	66,041	1,146,472
Marathon Oil Corp.	26,367	513,365
Marathon Petroleum Corp.	20,849	1,495,916
Occidental Petroleum Corp.	30,050	1,131,983
ONEOK, Inc.	15,103	916,450
Phillips 66	14,840	1,258,284
Pioneer Natural Resources Co.	7,689	1,683,045
Valero Energy Corp.	13,846	1,148,803
Williams Cos., Inc. (The)	41,150	1,232,031
		39,838,953
Personal Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	7,847	2,446,616
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	75,174	4,878,041
Catalent, Inc. (a)	5,798	602,586
Eli Lilly and Co.	26,890	6,598,537
Johnson & Johnson	89,160	15,361,376
Merck & Co., Inc.	85,548	6,970,451
Organon & Co.	8,587	274,011
Pfizer, Inc.	190,095	10,016,106
Viatris, Inc.	40,959	613,156
Zoetis, Inc.	16,024	3,201,435
		48,515,699
Professional Services 0.4%
Equifax, Inc.	4,132	990,688
IHS Markit Ltd.	13,508	1,577,599
Jacobs Engineering Group, Inc.	4,413	574,484
Leidos Holdings, Inc.	4,753	425,156
Nielsen Holdings plc	12,152	229,187
Robert Half International, Inc.	3,770	426,990
Verisk Analytics, Inc.	5,458	1,070,478
		5,294,582
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	11,334	1,148,588

	Shares	Value
Common Stocks
Road & Rail 0.9%
CSX Corp.	75,118	$ 2,570,538
JB Hunt Transport Services, Inc.	2,845	547,776
Norfolk Southern Corp.	8,242	2,241,742
Old Dominion Freight Line, Inc.	3,155	952,589
Union Pacific Corp.	21,773	5,324,587
		11,637,232
Semiconductors & Semiconductor Equipment 5.8%
Advanced Micro Devices, Inc. (a)	40,899	4,672,711
Analog Devices, Inc.	18,201	2,984,418
Applied Materials, Inc.	30,580	4,225,545
Broadcom, Inc.	13,940	8,167,167
Enphase Energy, Inc. (a)	4,569	641,808
Intel Corp.	137,740	6,724,467
KLA Corp.	5,135	1,998,902
Lam Research Corp.	4,769	2,813,329
Microchip Technology, Inc.	18,792	1,456,004
Micron Technology, Inc.	37,885	3,116,799
Monolithic Power Systems, Inc.	1,467	591,098
NVIDIA Corp.	84,669	20,732,051
NXP Semiconductors NV	9,007	1,850,398
Qorvo, Inc. (a)	3,733	512,466
QUALCOMM, Inc.	37,932	6,666,928
Skyworks Solutions, Inc.	5,593	819,486
SolarEdge Technologies, Inc. (a)	1,779	423,793
Teradyne, Inc.	5,521	648,331
Texas Instruments, Inc.	31,278	5,614,088
Xilinx, Inc.	8,395	1,624,852
		76,284,641
Software 9.1%
Adobe, Inc. (a)	16,114	8,609,710
ANSYS, Inc. (a)	2,955	1,004,730
Autodesk, Inc. (a)	7,446	1,859,936
Cadence Design Systems, Inc. (a)	9,386	1,427,986
Ceridian HCM Holding, Inc. (a)	4,613	349,758
Citrix Systems, Inc.	4,224	430,595
Fortinet, Inc. (a)	4,596	1,366,115
Intuit, Inc.	9,590	5,324,656
Microsoft Corp.	254,278	79,075,372
NortonLifeLock, Inc.	19,703	512,475
Oracle Corp.	54,624	4,433,284
Paycom Software, Inc. (a)	1,630	546,539
PTC, Inc. (a)	3,578	415,978
salesforce.com, Inc. (a)	33,156	7,713,080
ServiceNow, Inc. (a)	6,740	3,948,157
Synopsys, Inc. (a)	5,165	1,603,733

	Shares	Value
Common Stocks
Software
Tyler Technologies, Inc. (a)	1,388	$ 657,634
		119,279,738
Specialty Retail 2.3%
Advance Auto Parts, Inc.	2,134	494,042
AutoZone, Inc. (a)	710	1,410,309
Bath & Body Works, Inc.	8,954	502,051
Best Buy Co., Inc.	7,497	744,302
CarMax, Inc. (a)	5,490	610,323
Gap, Inc. (The)	2,178	39,357
Home Depot, Inc. (The)	35,743	13,116,966
Lowe's Cos., Inc.	23,451	5,566,095
O'Reilly Automotive, Inc. (a)	2,282	1,487,294
Ross Stores, Inc.	12,035	1,176,421
TJX Cos., Inc. (The)	40,727	2,931,122
Tractor Supply Co.	3,855	841,585
Ulta Beauty, Inc. (a)	1,841	669,645
		29,589,512
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc. (c)	527,864	92,260,070
Hewlett Packard Enterprise Co.	44,301	723,435
HP, Inc.	39,033	1,433,682
NetApp, Inc.	7,574	655,227
Seagate Technology Holdings plc	6,937	743,300
Western Digital Corp. (a)	10,554	546,064
		96,361,778
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	43,276	6,407,877
PVH Corp.	2,406	228,594
Ralph Lauren Corp.	1,651	182,997
Tapestry, Inc.	9,318	353,618
Under Armour, Inc. (a)
Class A	6,389	120,305
Class C	7,284	116,471

VF Corp.	11,041	719,984
		8,129,846
Tobacco 0.7%
Altria Group, Inc.	62,215	3,165,499
Philip Morris International, Inc.	52,726	5,422,869
		8,588,368
Trading Companies & Distributors 0.2%
Fastenal Co.	19,479	1,104,070
United Rentals, Inc. (a)	2,452	784,934
WW Grainger, Inc.	1,466	725,831
		2,614,835

	Shares	Value
Common Stocks
Water Utilities 0.1%
American Water Works Co., Inc.	6,148	$ 988,598
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. (a)	19,882	2,150,636
Total Common Stocks (d) (Cost $255,438,678)		1,294,817,026

Short-Term Investments 1.1%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 0.01% (e)	80,953	80,953
Unaffiliated Investment Company 0.0% ‡
Wells Fargo Government Money Market Fund, 0.025% (e)(f)	158,750	158,750

	Principal Amount
U.S. Treasury Debt 1.1%
U.S. Treasury Bills
0.049%, due 3/17/22 (c)(g)	$ 14,500,000	14,499,437
Total Short-Term Investments (Cost $14,738,841)		14,739,140
Total Investments (Cost $270,177,519)	99.9%	1,309,556,166
Other Assets, Less Liabilities	0.1	888,223
Net Assets	100.0%	$ 1,310,444,389

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $484,976; the total market value of collateral held by the Fund was $514,528. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $355,778. The Fund received cash collateral with a value of $158,750.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.9% of the Fund’s net assets.
(e)	Current yield as of January 31, 2022.
(f)	Represents a security purchased with cash collateral received for securities on loan.
(g)	Interest rate shown represents yield to maturity.

Futures Contracts
As of January 31, 2022, the Fund held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	65	March 2022	$ 15,097,257	$ 14,638,813	$ (458,444)

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2022.
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,294,817,026	$ —	$ —	$ 1,294,817,026
Short-Term Investments
Affiliated Investment Company	80,953	—	—	80,953
Unaffiliated Investment Company	158,750	—	—	158,750
U.S. Treasury Debt	—	14,499,437	—	14,499,437
Total Short-Term Investments	239,703	14,499,437	—	14,739,140
Total Investments in Securities	$ 1,295,056,729	$ 14,499,437	$ —	$ 1,309,556,166
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (458,444)	$ —	$ —	$ (458,444)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Short Duration High Yield Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.8%
Convertible Bonds 1.9%
Investment Companies 0.3%
Ares Capital Corp.
4.625%, due 3/1/24	$ 4,500,000	$ 5,312,248
Media 1.5%
DISH Network Corp.
2.375%, due 3/15/24	21,650,000	20,815,082
3.375%, due 8/15/26	2,300,000	2,146,566
		22,961,648
Oil & Gas 0.1%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (a)	260,000	1,193,777
Total Convertible Bonds (Cost $27,204,779)		29,467,673
Corporate Bonds 75.4%
Advertising 0.3%
Outfront Media Capital LLC
6.25%, due 6/15/25 (b)	4,000,000	4,150,000
Aerospace & Defense 1.6%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (b)	3,600,000	3,549,816
TransDigm UK Holdings plc
6.875%, due 5/15/26	3,100,000	3,213,646
TransDigm, Inc. (b)
6.25%, due 3/15/26	7,900,000	8,156,750
8.00%, due 12/15/25	9,005,000	9,408,154
		24,328,366
Airlines 1.2%
American Airlines, Inc.
5.50%, due 4/20/26 (b)	2,200,000	2,252,250
Delta Air Lines, Inc.
4.50%, due 10/20/25 (b)	2,000,000	2,074,956
7.00%, due 5/1/25 (b)	4,375,000	4,899,395
7.375%, due 1/15/26	1,500,000	1,708,089
Spirit Loyalty Cayman Ltd.
8.00%, due 9/20/25 (b)	987,350	1,069,744
United Airlines, Inc.
4.375%, due 4/15/26 (b)	5,800,000	5,757,080
		17,761,514

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers 2.8%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	$ 5,000,000	$ 4,905,400
2.70%, due 8/10/26	4,000,000	3,875,000
2.979%, due 8/3/22	1,797,000	1,802,445
3.087%, due 1/9/23	2,400,000	2,406,000
3.096%, due 5/4/23	1,065,000	1,074,617
3.339%, due 3/28/22	2,000,000	2,001,000
3.37%, due 11/17/23	4,000,000	4,009,220
3.375%, due 11/13/25	7,000,000	7,007,840
3.664%, due 9/8/24	1,150,000	1,161,500
4.14%, due 2/15/23	1,100,000	1,112,375
5.125%, due 6/16/25	3,000,000	3,153,750
5.584%, due 3/18/24	840,000	877,800
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (b)	9,615,000	9,997,869
		43,384,816
Auto Parts & Equipment 1.6%
Adient Global Holdings Ltd.
4.875%, due 8/15/26 (b)	6,000,000	6,042,000
Adient US LLC
9.00%, due 4/15/25 (b)	2,045,000	2,167,086
IHO Verwaltungs GmbH (a)(b)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	4,860,000	4,920,750
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	10,250,000	10,554,425
Meritor, Inc.
6.25%, due 6/1/25 (b)	1,660,000	1,724,508
		25,408,769
Building Materials 0.7%
Koppers, Inc.
6.00%, due 2/15/25 (b)	5,475,000	5,488,688
Patrick Industries, Inc.
7.50%, due 10/15/27 (b)	2,500,000	2,625,000
Summit Materials LLC
6.50%, due 3/15/27 (b)	2,850,000	2,921,250
		11,034,938
Chemicals 1.1%
GPD Cos., Inc.
10.125%, due 4/1/26 (b)	7,385,000	7,763,481
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (a)(b)	3,000,000	3,015,000
NOVA Chemicals Corp.
4.875%, due 6/1/24 (b)	2,150,000	2,193,000
SCIL IV LLC
5.375%, due 11/1/26 (b)	3,925,000	3,934,813

	Principal Amount	Value
Corporate Bonds
Chemicals
TPC Group, Inc. Escrow Claim shares
(zero coupon), due 12/31/49 (c)(d)(e)(f)	$ 26,000	$ —
		16,906,294
Coal 0.3%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (b)	2,800,000	3,019,814
Natural Resource Partners LP
9.125%, due 6/30/25 (b)	2,000,000	2,017,140
		5,036,954
Commercial Services 1.8%
Alta Equipment Group, Inc.
5.625%, due 4/15/26 (b)	5,000,000	5,075,000
Graham Holdings Co.
5.75%, due 6/1/26 (b)	6,000,000	6,195,000
Herc Holdings, Inc.
5.50%, due 7/15/27 (b)	665,000	684,265
IHS Markit Ltd.
5.00%, due 11/1/22 (b)	1,630,000	1,656,618
Legends Hospitality Holding Co. LLC
5.00%, due 2/1/26 (b)	2,000,000	1,992,500
Ritchie Bros Auctioneers, Inc.
5.375%, due 1/15/25 (b)	7,785,000	7,913,452
Service Corp. International
7.50%, due 4/1/27	3,150,000	3,701,250
United Rentals North America, Inc.
5.50%, due 5/15/27	1,165,000	1,204,989
		28,423,074
Distribution & Wholesale 0.7%
Avient Corp.
5.25%, due 3/15/23	1,750,000	1,793,750
5.75%, due 5/15/25 (b)	4,500,000	4,639,230
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (b)	3,500,000	3,692,500
		10,125,480
Diversified Financial Services 1.8%
Credit Acceptance Corp.
5.125%, due 12/31/24 (b)	10,090,000	10,190,900
Enact Holdings, Inc.
6.50%, due 8/15/25 (b)	3,260,000	3,449,667
Oxford Finance LLC (b)
6.375%, due 12/15/22	7,750,000	7,747,520
6.375%, due 2/1/27	1,500,000	1,532,205
PRA Group, Inc.
7.375%, due 9/1/25 (b)	2,650,000	2,805,687

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
StoneX Group, Inc.
8.625%, due 6/15/25 (b)	$ 1,920,000	$ 2,036,400
		27,762,379
Electric 1.8%
DPL, Inc.
4.125%, due 7/1/25	3,650,000	3,720,427
NextEra Energy Operating Partners LP (b)
3.875%, due 10/15/26	3,500,000	3,526,250
4.25%, due 7/15/24	4,030,000	4,148,381
NRG Energy, Inc.
6.625%, due 1/15/27	1,500,000	1,550,625
Pacific Gas and Electric Co.
1.75%, due 6/16/22	2,000,000	1,999,311
Vistra Corp. (b)(g)(h)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	1,500,000	1,492,500
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	3,350,000	3,475,625
Vistra Operations Co. LLC (b)
3.55%, due 7/15/24	4,650,000	4,740,796
5.625%, due 2/15/27	2,285,000	2,330,769
		26,984,684
Electrical Components & Equipment 0.5%
WESCO Distribution, Inc.
7.125%, due 6/15/25 (b)	7,650,000	8,011,080
Energy-Alternate Sources 0.2%
TerraForm Power Operating LLC
4.25%, due 1/31/23 (b)	2,520,000	2,533,457
Engineering & Construction 0.2%
Artera Services LLC
9.033%, due 12/4/25 (b)	2,500,000	2,556,250
Entertainment 2.7%
Churchill Downs, Inc.
5.50%, due 4/1/27 (b)	8,625,000	8,857,012
International Game Technology plc (b)
4.125%, due 4/15/26	9,450,000	9,473,625
6.50%, due 2/15/25	4,300,000	4,576,168
Jacobs Entertainment, Inc.
7.875%, due 2/1/24 (b)	1,000,000	1,023,100
Live Nation Entertainment, Inc.
6.50%, due 5/15/27 (b)	5,750,000	6,188,840
Powdr Corp.
6.00%, due 8/1/25 (b)	2,682,000	2,775,870

	Principal Amount	Value
Corporate Bonds
Entertainment
Vail Resorts, Inc.
6.25%, due 5/15/25 (b)	$ 8,022,000	$ 8,302,770
		41,197,385
Food 0.3%
B&G Foods, Inc.
5.25%, due 4/1/25	4,300,000	4,355,900
Food Service 0.8%
Aramark Services, Inc.
6.375%, due 5/1/25 (b)	12,185,000	12,626,706
Forest Products & Paper 0.2%
Mercer International, Inc.
5.50%, due 1/15/26	1,000,000	1,007,500
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	1,631,000	1,939,549
		2,947,049
Gas 0.9%
AmeriGas Partners LP
5.625%, due 5/20/24	7,500,000	7,734,375
Rockpoint Gas Storage Canada Ltd.
7.00%, due 3/31/23 (b)	6,800,000	6,800,000
		14,534,375
Healthcare-Services 5.3%
Catalent Pharma Solutions, Inc.
5.00%, due 7/15/27 (b)	3,516,000	3,581,925
Encompass Health Corp.
5.125%, due 3/15/23	2,893,000	2,889,384
5.75%, due 9/15/25	4,335,000	4,378,350
HCA, Inc.
5.375%, due 2/1/25	13,100,000	13,941,806
5.875%, due 5/1/23	9,255,000	9,636,769
5.875%, due 2/15/26	2,000,000	2,177,020
7.50%, due 12/15/23	11,610,000	12,654,900
7.58%, due 9/15/25	5,623,000	6,382,105
8.36%, due 4/15/24	10,000,000	11,100,000
IQVIA, Inc.
5.00%, due 10/15/26 (b)	5,515,000	5,641,845
ModivCare, Inc.
5.875%, due 11/15/25 (b)	5,400,000	5,602,500
Tenet Healthcare Corp.
7.50%, due 4/1/25 (b)	3,500,000	3,646,202
		81,632,806

	Principal Amount	Value
Corporate Bonds
Holding Companies-Diversified 0.8%
Stena International SA
6.125%, due 2/1/25 (b)	$ 12,220,000	$ 12,538,575
Home Builders 1.0%
Adams Homes, Inc.
7.50%, due 2/15/25 (b)	5,695,000	5,865,850
Century Communities, Inc.
6.75%, due 6/1/27	1,250,000	1,300,641
Meritage Homes Corp.
5.125%, due 6/6/27	1,000,000	1,070,000
Picasso Finance Sub, Inc.
6.125%, due 6/15/25 (b)	5,134,000	5,321,288
STL Holding Co. LLC
7.50%, due 2/15/26 (b)	1,645,000	1,702,575
		15,260,354
Household Products & Wares 0.1%
Spectrum Brands, Inc.
5.75%, due 7/15/25	1,000,000	1,018,750
Housewares 0.3%
Newell Brands, Inc.
4.35%, due 4/1/23 (i)	2,250,000	2,290,500
4.875%, due 6/1/25	1,750,000	1,837,273
		4,127,773
Insurance 0.7%
MGIC Investment Corp.
5.75%, due 8/15/23	4,000,000	4,160,000
NMI Holdings, Inc.
7.375%, due 6/1/25 (b)	6,485,000	7,195,756
		11,355,756
Internet 1.6%
Netflix, Inc.
3.625%, due 6/15/25 (b)	1,000,000	1,035,565
5.50%, due 2/15/22	6,300,000	6,308,820
5.75%, due 3/1/24	4,980,000	5,354,147
5.875%, due 2/15/25	665,000	731,500
NortonLifeLock, Inc.
5.00%, due 4/15/25 (b)	4,555,000	4,568,073
Uber Technologies, Inc.
7.50%, due 5/15/25 (b)	6,345,000	6,632,270
		24,630,375
Investment Companies 2.6%
Ares Capital Corp.
3.875%, due 1/15/26	1,000,000	1,030,547

	Principal Amount	Value
Corporate Bonds
Investment Companies
FS Energy and Power Fund
7.50%, due 8/15/23 (b)	$ 22,844,000	$ 23,729,205
Icahn Enterprises LP
4.75%, due 9/15/24	12,500,000	12,679,750
6.75%, due 2/1/24	2,950,000	2,950,000
		40,389,502
Iron & Steel 0.6%
Allegheny Ludlum LLC
6.95%, due 12/15/25	2,430,000	2,626,709
Mineral Resources Ltd.
8.125%, due 5/1/27 (b)	6,700,000	7,153,925
		9,780,634
Leisure Time 2.4%
Carnival Corp. (b)
5.75%, due 3/1/27	8,300,000	7,961,360
7.625%, due 3/1/26	9,660,000	9,853,200
10.50%, due 2/1/26	14,000,000	15,722,000
CWT Travel Group, Inc.
8.50%, due 11/19/26 (b)	1,608,847	1,641,024
Lindblad Expeditions LLC
6.75%, due 2/15/27 (b)	1,825,000	1,839,673
		37,017,257
Lodging 1.7%
Boyd Gaming Corp.
8.625%, due 6/1/25 (b)	7,957,000	8,441,581
Genting New York LLC
3.30%, due 2/15/26 (b)	1,500,000	1,460,834
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (b)	5,590,000	5,726,228
Hilton Worldwide Finance LLC
4.875%, due 4/1/27	1,315,000	1,341,313
Hyatt Hotels Corp.
5.375%, due 4/23/25 (i)	5,070,000	5,536,151
Marriott International, Inc.
3.75%, due 10/1/25	1,000,000	1,045,953
Series Z
4.15%, due 12/1/23	1,500,000	1,559,284
Series EE
5.75%, due 5/1/25	932,000	1,032,168
		26,143,512
Machinery-Diversified 0.4%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (f)(j)	3,425,000	34,250
Stevens Holding Co., Inc.
6.125%, due 10/1/26 (b)	3,500,000	3,653,125

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (b)	$ 2,113,000	$ 2,139,413
		5,826,788
Media 2.8%
CCO Holdings LLC (b)
5.00%, due 2/1/28	2,900,000	2,935,380
5.50%, due 5/1/26	7,050,000	7,217,438
CSC Holdings LLC
5.25%, due 6/1/24	9,250,000	9,527,777
5.875%, due 9/15/22	3,250,000	3,302,813
DIRECTV Financing LLC
5.875%, due 8/15/27 (b)	2,500,000	2,509,250
DISH DBS Corp.
5.875%, due 7/15/22	3,550,000	3,594,712
LCPR Senior Secured Financing DAC
6.75%, due 10/15/27 (b)	3,000,000	3,112,440
Quebecor Media, Inc.
5.75%, due 1/15/23	6,920,000	7,050,234
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (c)(d)(e)(j)	3,000,000	3,000,000
Townsquare Media, Inc.
6.875%, due 2/1/26 (b)	485,000	503,687
		42,753,731
Metal Fabricate & Hardware 0.1%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (b)	1,000,000	1,007,170
Mining 2.0%
Arconic Corp.
6.00%, due 5/15/25 (b)	3,000,000	3,090,000
Century Aluminum Co.
7.50%, due 4/1/28 (b)	1,000,000	1,060,000
Compass Minerals International, Inc. (b)
4.875%, due 7/15/24	12,860,000	13,065,856
6.75%, due 12/1/27	1,500,000	1,571,550
Constellium SE
5.875%, due 2/15/26 (b)	1,700,000	1,714,875
First Quantum Minerals Ltd. (b)
7.25%, due 4/1/23	2,454,000	2,463,147
7.50%, due 4/1/25	2,500,000	2,552,450
Hudbay Minerals, Inc.
4.50%, due 4/1/26 (b)	1,585,000	1,560,306
Novelis Corp.
3.25%, due 11/15/26 (b)	4,000,000	3,874,800
		30,952,984

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing 1.0%
Amsted Industries, Inc.
5.625%, due 7/1/27 (b)	$ 3,000,000	$ 3,077,850
FXI Holdings, Inc. (b)
7.875%, due 11/1/24	1,965,000	1,987,008
12.25%, due 11/15/26	439,000	480,806
Hillenbrand, Inc.
5.00%, due 9/15/26 (i)	6,080,000	6,596,800
5.75%, due 6/15/25	3,515,000	3,620,450
		15,762,914
Oil & Gas 7.5%
Apache Corp.
4.625%, due 11/15/25	1,950,000	2,034,318
Ascent Resources Utica Holdings LLC (b)
7.00%, due 11/1/26	3,900,000	3,895,125
9.00%, due 11/1/27	1,556,000	2,069,480
California Resources Corp.
7.125%, due 2/1/26 (b)	4,520,000	4,698,269
Callon Petroleum Co.
9.00%, due 4/1/25 (b)	8,095,000	8,661,650
Centennial Resource Production LLC
5.375%, due 1/15/26 (b)	6,100,000	5,961,042
Chevron USA, Inc.
3.90%, due 11/15/24	4,550,000	4,812,451
Civitas Resources, Inc.
5.00%, due 10/15/26 (b)	2,045,000	2,044,366
Colgate Energy Partners III LLC
7.75%, due 2/15/26 (b)	3,000,000	3,217,500
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (b)	4,515,000	4,565,794
Endeavor Energy Resources LP
6.625%, due 7/15/25 (b)	900,000	940,680
EQT Corp.
6.625%, due 2/1/25 (i)	7,850,000	8,458,375
Gulfport Energy Operating Corp.
8.00%, due 5/17/26	88,095	94,676
8.00%, due 5/17/26 (b)	4,510,560	4,847,499
Gulfport Energy Operating Corp. Escrow Claim Shares (c)(e)(f)
6.00%, due 10/15/24	2,245,000	—
6.625%, due 5/1/23	4,452,000	—
Hess Corp.
3.50%, due 7/15/24	910,000	940,227
Matador Resources Co.
5.875%, due 9/15/26	7,220,000	7,319,419
Oasis Petroleum, Inc.
6.375%, due 6/1/26 (b)	2,780,000	2,855,560
Occidental Petroleum Corp.
5.50%, due 12/1/25	2,000,000	2,122,315

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Occidental Petroleum Corp.
5.55%, due 3/15/26	$ 1,000,000	$ 1,067,500
5.875%, due 9/1/25	3,160,000	3,377,250
8.00%, due 7/15/25	5,000,000	5,687,500
Parkland Corp.
5.875%, due 7/15/27 (b)	1,825,000	1,881,703
PBF Holding Co. LLC
7.25%, due 6/15/25	925,000	733,946
9.25%, due 5/15/25 (b)	3,100,000	3,028,072
PDC Energy, Inc.
5.75%, due 5/15/26	2,775,000	2,825,227
6.125%, due 9/15/24	2,450,000	2,474,500
Range Resources Corp.
4.875%, due 5/15/25	1,000,000	1,019,155
5.875%, due 7/1/22	2,828,000	2,806,790
9.25%, due 2/1/26	4,343,000	4,644,317
Southwestern Energy Co.
5.95%, due 1/23/25 (i)	1,684,000	1,780,830
Talos Production, Inc.
12.00%, due 1/15/26	11,410,000	12,123,125
Transocean Guardian Ltd.
5.875%, due 1/15/24 (b)	1,030,893	991,225
Transocean Pontus Ltd.
6.125%, due 8/1/25 (b)	2,170,800	2,138,238
		116,118,124
Oil & Gas Services 0.9%
Bristow Group, Inc.
6.875%, due 3/1/28 (b)	1,000,000	1,007,500
Nine Energy Service, Inc.
8.75%, due 11/1/23 (b)	3,775,000	1,613,813
TechnipFMC plc
6.50%, due 2/1/26 (b)	8,137,000	8,515,433
Weatherford International Ltd.
11.00%, due 12/1/24 (b)	2,500,000	2,581,250
		13,717,996
Packaging & Containers 0.6%
Cascades, Inc.
5.125%, due 1/15/26 (b)	4,831,000	4,891,388
Sealed Air Corp.
5.25%, due 4/1/23 (b)	1,000,000	1,022,500
Silgan Holdings, Inc.
4.75%, due 3/15/25	3,360,000	3,355,800
		9,269,688
Pharmaceuticals 1.1%
Bausch Health Americas, Inc.
9.25%, due 4/1/26 (b)	1,250,000	1,287,250

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Bausch Health Cos., Inc.
6.125%, due 4/15/25 (b)	$ 7,776,000	$ 7,925,688
Endo DAC
5.875%, due 10/15/24 (b)	4,150,000	4,053,305
PRA Health Sciences, Inc.
2.875%, due 7/15/26 (b)	3,500,000	3,424,330
		16,690,573
Pipelines 4.9%
Antero Midstream Partners LP
5.75%, due 3/1/27 (b)	5,835,000	5,922,525
EQM Midstream Partners LP
4.125%, due 12/1/26	675,000	667,913
6.00%, due 7/1/25 (b)	5,980,000	6,174,350
Genesis Energy LP
5.625%, due 6/15/24	2,050,000	2,029,500
6.25%, due 5/15/26	2,190,000	2,102,400
6.50%, due 10/1/25	3,640,000	3,561,667
Hess Midstream Operations LP
5.625%, due 2/15/26 (b)	5,349,000	5,455,980
NGL Energy Operating LLC
7.50%, due 2/1/26 (b)	2,200,000	2,235,200
NuStar Logistics LP
5.75%, due 10/1/25	1,500,000	1,565,625
PBF Logistics LP
6.875%, due 5/15/23	4,000,000	3,930,000
Plains All American Pipeline LP
Series B
6.125%, due 11/15/22 (h)(k)	18,663,000	15,676,921
Rockies Express Pipeline LLC
3.60%, due 5/15/25 (b)	2,905,000	2,886,524
Ruby Pipeline LLC
8.00%, due 4/1/22 (b)(i)	8,179,788	7,327,580
Summit Midstream Holdings LLC
8.50%, due 10/15/26 (b)	5,880,000	6,025,236
TransMontaigne Partners LP
6.125%, due 2/15/26	4,600,000	4,462,000
Western Midstream Operating LP
4.00%, due 7/1/22	500,000	498,750
4.65%, due 7/1/26	4,315,000	4,516,122
		75,038,293
Real Estate 1.1%
Newmark Group, Inc.
6.125%, due 11/15/23	12,225,000	12,897,375

	Principal Amount	Value
Corporate Bonds
Real Estate
Realogy Group LLC (b)
7.625%, due 6/15/25	$ 650,000	$ 689,520
9.375%, due 4/1/27	3,750,000	4,060,125
		17,647,020
Real Estate Investment Trusts 2.8%
GLP Capital LP
5.25%, due 6/1/25	2,500,000	2,681,550
5.375%, due 11/1/23	3,110,000	3,276,323
5.375%, due 4/15/26	700,000	756,154
MGM Growth Properties Operating Partnership LP
4.625%, due 6/15/25 (b)	2,985,000	3,119,325
5.625%, due 5/1/24	19,681,000	20,812,657
MPT Operating Partnership LP
5.25%, due 8/1/26	2,500,000	2,572,500
VICI Properties LP
3.50%, due 2/15/25 (b)	10,640,000	10,596,988
		43,815,497
Retail 2.2%
CEC Entertainment LLC
6.75%, due 5/1/26 (b)	1,745,000	1,676,125
Dave & Buster's, Inc.
7.625%, due 11/1/25 (b)	2,160,000	2,284,200
KFC Holding Co.
4.75%, due 6/1/27 (b)	5,222,000	5,325,343
NMG Holding Co., Inc.
7.125%, due 4/1/26 (b)	11,013,000	11,343,500
Penske Automotive Group, Inc.
3.50%, due 9/1/25	3,075,000	3,055,812
Ultra Resources, Inc. Escrow Claim Shares
6.875%, due 4/15/22 (c)(d)(e)(f)	4,455,000	—
Yum! Brands, Inc.
3.875%, due 11/1/23	1,000,000	1,027,500
7.75%, due 4/1/25 (b)	8,750,000	9,167,375
		33,879,855
Software 1.7%
Camelot Finance SA
4.50%, due 11/1/26 (b)	8,225,000	8,349,197
CDK Global, Inc.
5.00%, due 10/15/24 (i)	3,150,000	3,379,651
Change Healthcare Holdings LLC
5.75%, due 3/1/25 (b)	1,500,000	1,505,610
PTC, Inc.
3.625%, due 2/15/25 (b)	10,320,000	10,358,700

	Principal Amount	Value
Corporate Bonds
Software
Veritas US, Inc.
7.50%, due 9/1/25 (b)	$ 3,000,000	$ 3,060,000
		26,653,158
Telecommunications 6.8%
Connect Finco SARL
6.75%, due 10/1/26 (b)	3,750,000	3,886,800
Hughes Satellite Systems Corp.
6.625%, due 8/1/26	2,000,000	2,154,980
Level 3 Financing, Inc.
5.375%, due 5/1/25	6,000,000	6,085,320
Lumen Technologies, Inc.
Series T
5.80%, due 3/15/22	9,200,000	9,223,000
Series W
6.75%, due 12/1/23	6,000,000	6,360,000
Sprint Communications, Inc.
9.25%, due 4/15/22	2,500,000	2,525,000
Sprint Corp.
7.875%, due 9/15/23	29,145,000	31,476,600
T-Mobile US, Inc.
2.25%, due 2/15/26	29,000,000	27,948,750
4.00%, due 4/15/22	6,045,000	6,052,798
4.75%, due 2/1/28	7,555,000	7,809,981
5.375%, due 4/15/27	570,000	585,561
		104,108,790
Toys, Games & Hobbies 0.6%
Mattel, Inc.
3.15%, due 3/15/23	3,760,000	3,778,800
3.375%, due 4/1/26 (b)	2,269,000	2,259,357
5.875%, due 12/15/27 (b)	3,090,000	3,283,125
		9,321,282
Transportation 0.3%
Watco Cos. LLC
6.50%, due 6/15/27 (b)	4,500,000	4,657,500
Total Corporate Bonds (Cost $1,160,388,762)		1,161,186,127
Loan Assignments 16.5%
Aerospace & Defense 0.9%
SkyMiles IP Ltd.
Initial Term Loan
4.75% (3 Month LIBOR + 3.75%), due 10/20/27 (g)	4,500,000	4,747,500

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
TransDigm, Inc.
Tranche Refinancing Term Loan F
2.355% (1 Month LIBOR + 2.25%), due 12/9/25 (g)	$ 9,800,000	$ 9,690,975
		14,438,475
Automobile 0.7%
Dealer Tire LLC
Term Loan B1
4.355% (1 Month LIBOR + 4.25%), due 1/1/38 (g)	4,116,000	4,118,058
Neenah Foundry Co.
Term Loan
8.50%, due 10/1/26 (c)(d)(e)	2,379,875	2,356,076
Tenneco, Inc.
Tranche Term Loan B
3.105% (1 Month LIBOR + 3.00%), due 10/1/25 (g)	2,931,990	2,892,898
Wheel Pros, Inc.
First Lien Initial Term Loan
5.25% (1 Month LIBOR + 4.50%), due 5/11/28 (g)	2,194,500	2,190,934
		11,557,966
Banking 0.2%
Jane Street Group LLC
Dollar Term Loan
2.855% (1 Month LIBOR + 2.75%), due 1/26/28 (g)	2,493,703	2,461,908
Beverage, Food & Tobacco 0.5%
B&G Foods, Inc.
Tranche Term Loan B4
2.605% (1 Month LIBOR + 2.50%), due 10/10/26 (g)	3,303,333	3,299,891
United Natural Foods, Inc.
Initial Term Loan
3.355% (1 Month LIBOR + 3.25%), due 10/22/25 (g)	4,619,171	4,619,171
		7,919,062
Chemicals, Plastics & Rubber 1.0%
Innophos Holdings, Inc.
Initial Term Loan
3.855% (1 Month LIBOR + 3.75%), due 2/5/27 (g)	4,224,750	4,208,907
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
4.00% (1 Month LIBOR + 3.50%), due 5/5/28 (g)	4,975,000	4,972,926
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
4.75% (3 Month LIBOR + 4.00%), due 3/16/27 (g)	6,063,608	6,012,067
		15,193,900

	Principal Amount	Value
Loan Assignments
Construction & Buildings 0.1%
Installed Building Products, Inc.
Initial Term Loan
2.75% (1 Month LIBOR + 2.25%), due 12/14/28 (g)	$ 1,400,000	$ 1,400,875
Consumer Durables 0.4%
Griffon Corp.
Term Loan B
2.806% (1 Month LIBOR + 2.75%), due 1/24/29 (g)	6,000,000	5,992,500
Diversified/Conglomerate Service 0.3%
Change Healthcare Holdings, Inc.
Closing Date Term Loan
3.50% (1 Month LIBOR + 2.50%), due 3/1/24 (g)	4,510,854	4,505,216
Electronics 1.2%
Camelot U.S. Acquisition 1 Co. (g)
Initial Term Loan
3.105% (1 Month LIBOR + 3.00%), due 10/30/26	9,170,633	9,136,243
Amendment No. 2 Incremental Term Loan
4.00% (1 Month LIBOR + 3.00%), due 10/30/26	2,970,000	2,961,649
WEX, Inc.
Term Loan B
2.355% (1 Month LIBOR + 2.25%), due 3/31/28 (g)	6,550,500	6,505,465
		18,603,357
Entertainment 0.2%
NAI Entertainment Holdings LLC
Tranche Term Loan B
3.50% (1 Month LIBOR + 2.50%), due 5/8/25 (g)	3,261,667	3,188,279
Finance 1.2%
AAdvantage Loyalty IP Ltd.
Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 4/20/28 (g)	1,750,000	1,814,376
Cimpress plc
Tranche Term Loan B1
4.00% (1 Month LIBOR + 3.50%), due 5/17/28 (g)	4,975,000	4,964,637
Mileage Plus Holdings LLC
Initial Term Loan
6.25% (3 Month LIBOR + 5.25%), due 6/21/27 (g)	2,500,000	2,634,375
Schweitzer-Mauduit International, Inc.
Term Loan B
4.50% (1 Month LIBOR + 3.75%), due 4/20/28 (g)	3,333,250	3,299,917

	Principal Amount	Value
Loan Assignments
Finance
Truck Hero, Inc.
Initial Term Loan
4.00% (1 Month LIBOR + 3.25%), due 1/31/28 (g)	$ 6,258,471	$ 6,238,131
		18,951,436
Healthcare, Education & Childcare 1.4%
Catalent Pharma Solutions, Inc.
2021 Incremental Dollar Term loan
2.50% (1 Month LIBOR + 2.00%), due 2/22/28 (g)	2,496,459	2,494,587
LifePoint Health, Inc.
First Lien Term Loan B
3.855% (1 Month LIBOR + 3.75%), due 11/16/25 (g)	10,413,139	10,374,090
Organon & Co.
Dollar Term Loan
3.50% (3 Month LIBOR + 3.00%), due 6/2/28 (g)	8,677,500	8,663,555
		21,532,232
Hotels, Motels, Inns & Gaming 0.8%
Churchill Downs, Inc. (g)
Facility Term Loan B
2.11% (1 Month LIBOR + 2.00%), due 12/27/24	3,840,000	3,820,800
2021 Incremental Term Loan B
2.11% (1 Month LIBOR + 2.00%), due 3/17/28	2,481,250	2,468,844
Four Seasons Holdings, Inc.
First Lien 2013 Term Loan
2.105% (1 Month LIBOR + 2.00%), due 11/30/23 (g)	5,452,318	5,430,356
		11,720,000
Insurance 0.6%
USI, Inc.
2017 New Term Loan
3.224% (3 Month LIBOR + 3.00%), due 5/16/24 (g)	9,879,167	9,814,953
Leisure, Amusement, Motion Pictures & Entertainment 0.1%
NASCAR Holdings LLC
Initial Term Loan
2.605% (1 Month LIBOR + 2.50%), due 10/19/26 (g)	2,187,888	2,181,176
Manufacturing 1.1%
Adient US LLC
Term Loan B1
3.605% (1 Month LIBOR + 3.50%), due 4/10/28 (g)	9,452,500	9,442,650
II-VI, Inc.
Term Loan B
TBD, due 12/8/28	3,200,000	3,192,000

	Principal Amount	Value
Loan Assignments
Manufacturing
Madison IAQ LLC
Term Loan
3.75% (3 Month LIBOR + 3.25%), due 6/21/28 (g)	$ 3,880,500	$ 3,863,523
		16,498,173
Media 1.7%
Block Communications, Inc.
Term Loan
2.474% (3 Month LIBOR + 2.25%), due 2/25/27 (g)	11,544,375	11,472,223
DIRECTV Financing LLC
Closing Date Term Loan
5.75% (3 Month LIBOR + 5.00%), due 8/2/27 (g)	7,624,500	7,629,265
Lamar Media Corp.
Term Loan B
1.606% (1 Month LIBOR + 1.50%), due 2/5/27 (g)	6,765,250	6,704,363
		25,805,851
Oil & Gas 0.6%
Ascent Resources Utica Holdings LLC
Second Lien Term Loan
10.00% (3 Month LIBOR + 9.00%), due 11/1/25 (g)	3,240,000	3,489,075
PetroQuest Energy LLC (a)(c)(d)
Term Loan
8.50% (8.50% PIK) (1 Month LIBOR + 7.50%), due 11/8/23 (e)(g)	3,473,822	2,779,058
2020 Term Loan
8.50% (8.50% PIK), due 9/19/26	224,384	224,384
TransMontaigne Operating Co. LP
Tranche Term Loan B
4.00% (1 Month LIBOR + 3.50%, 3 Month LIBOR + 3.50%), due 11/17/28 (g)	3,000,000	3,002,499
		9,495,016
Personal & Nondurable Consumer Products 0.2%
Prestige Brands, Inc.
Term Loan B5
2.50% (1 Month LIBOR + 2.00%), due 7/3/28 (g)	3,500,000	3,489,500
Personal, Food & Miscellaneous Services 0.4%
KFC Holding Co.
2021 Term Loan B
1.856% (1 Month LIBOR + 1.75%), due 3/15/28 (g)	2,618,405	2,609,895
WW International, Inc.
Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 4/13/28 (g)	3,393,625	3,271,454
		5,881,349

	Principal Amount	Value
Loan Assignments
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
First Incremental Term Loan
2.854% (1 Month LIBOR + 2.75%), due 11/27/25 (g)	$ 2,200,000	$ 2,193,950
Retail 1.1%
Great Outdoors Group LLC
Term Loan B2
4.50% (3 Month LIBOR + 3.75%), due 3/6/28 (g)	16,342,772	16,322,343
Telecommunications 0.6%
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
4.50% (1 Month LIBOR + 3.50%), due 12/11/26 (g)	8,744,250	8,738,007
Utilities 1.1%
ExGen Renewables IV LLC
Term Loan
3.50% (3 Month LIBOR + 2.50%), due 12/15/27 (g)	2,932,489	2,927,776
GenOn Energy, Inc.
Term Loan
TBD, due 4/2/22 (c)(d)	4,063,000	4,063,000
PG&E Corp.
Term Loan
3.50% (3 Month LIBOR + 3.00%), due 6/23/25 (g)	9,322,677	9,214,888
		16,205,664
Total Loan Assignments (Cost $253,417,333)		254,091,188
Total Long-Term Bonds (Cost $1,441,010,874)		1,444,744,988

	Shares
Common Stocks 1.4%
Electrical Equipment 0.2%
Energy Technologies, Inc. (c)(d)(e)(l)	2,021	3,385,175
Hotels, Restaurants & Leisure 0.6%
Carlson Travel, Inc. (c)(d)(j)(l)	300,593	9,806,847
Carlson Travel, Inc. (c)(e)(j)(l)	3,199	—
		9,806,847
Independent Power and Renewable Electricity Producers 0.2%
GenOn Energy, Inc. (c)(j)	20,915	2,196,075

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 0.4%
Gulfport Energy Corp. (l)	77,718	$ 5,086,662
PetroQuest Energy, Inc. (c)(d)(e)(l)	1,186,631	—
Talos Energy, Inc. (l)	91,517	973,741
		6,060,403
Total Common Stocks (Cost $19,838,281)		21,448,500
Preferred Stocks 0.3%
Electrical Equipment 0.3%
Energy Technologies Ltd. (c)(d)(e)(l)	4,501	3,803,345
Oil, Gas & Consumable Fuels 0.0% ‡
Gulfport Energy Operating Corp., 10.00%(10.00% Cash or 15.00% PIK) (a)(c)(d)(e)(j)	9	37,191
Total Preferred Stocks (Cost $4,304,472)		3,840,536
Total Investments (Cost $1,465,153,627)	95.5%	1,470,034,024
Other Assets, Less Liabilities	4.5	69,515,078
Net Assets	100.0%	$ 1,539,549,102

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2022, the total market value was $31,651,151, which represented 2.1% of the Fund’s net assets.
(d)	Illiquid security—As of January 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $29,455,076, which represented 1.9% of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Issue in non-accrual status.
(g)	Floating rate—Rate shown was the rate in effect as of January 31, 2022.
(h)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Step coupon—Rate shown was the rate in effect as of January 31, 2022.
(j)	Restricted security.
(k)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2022.
(l)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
TBD—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 29,467,673	$ —	$ 29,467,673
Corporate Bonds	—	1,158,186,127	3,000,000	1,161,186,127
Loan Assignments	—	248,956,054	5,135,134	254,091,188
Total Long-Term Bonds	—	1,436,609,854	8,135,134	1,444,744,988
Common Stocks	6,060,403	12,002,922	3,385,175	21,448,500
Preferred Stocks	—	—	3,840,536	3,840,536
Total Investments in Securities	$ 6,060,403	$ 1,448,612,776	$ 15,360,845	$ 1,470,034,024

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of October 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2022
Long-Term Bonds
Corporate Bonds	$4,581,020	$14,066	$246,561	$(599,982)	$—	$(1,610,000)	$368,335	$—	$3,000,000	$(369,975)
Loan Assignments	2,718,279	648	287	(15,828)	75,973	(30,125)	2,385,900	—	5,135,134	78,322
Common Stocks	3,688,325	—	—	(303,150)	—	—	—	—	3,385,175	(303,150)
Preferred Stocks	3,412,389	—	—	428,147	—	—	—	—	3,840,536	428,147
Total	$14,400,013	$14,714	$246,848	$(490,813)	$75,973	$(1,640,125)	$2,754,235	$—	$15,360,845	$(166,656)
As of January 31, 2022, Corporate Bonds with a market value of $368,335 transferred from Level 2 to Level 3 as the fair value obtained for these Corporate Bonds utilized significant other observable inputs. As of October 31, 2021, the fair value obtained for these Corporate Bonds utilized significant unobservable inputs.
As of January 31, 2022, a Loan Assignment with a market value of $2,385,900 transferred from Level 2 to Level 3 as the fair value obtained for this Loan Assignment utilized significant other observable inputs. As of October 31, 2021, the fair value obtained for this Loan Assignment utilized significant unobservable inputs.

MainStay WMC Small Companies Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.1%
Air Freight & Logistics 1.8%
Hub Group, Inc., Class A (a)	83,751	$ 6,341,626
Auto Components 3.0%
Dana, Inc.	251,617	5,450,024
Gentherm, Inc. (a)	62,302	5,444,572
		10,894,596
Banks 8.7%
Allegiance Bancshares, Inc.	130,575	5,749,217
First Foundation, Inc.	132,900	3,475,335
First Midwest Bancorp, Inc.	259,707	5,394,114
OFG Bancorp	224,100	6,200,847
United Community Banks, Inc.	138,214	4,891,394
Veritex Holdings, Inc.	142,355	5,715,553
		31,426,460
Biotechnology 5.9%
Amicus Therapeutics, Inc. (a)	382,350	3,597,914
Arena Pharmaceuticals, Inc. (a)	55,166	5,074,169
Celldex Therapeutics, Inc. (a)	117,381	3,639,985
Kymera Therapeutics, Inc. (a)	47,116	1,978,872
Myovant Sciences Ltd. (a)(b)	205,789	2,687,604
Sage Therapeutics, Inc. (a)	88,153	3,474,991
Zymeworks, Inc. (a)	81,496	725,314
		21,178,849
Building Products 3.2%
Apogee Enterprises, Inc.	98,037	4,377,352
Insteel Industries, Inc.	100,528	3,802,974
PGT Innovations, Inc. (a)	168,860	3,206,652
		11,386,978
Capital Markets 2.8%
Hamilton Lane, Inc., Class A	59,095	5,345,734
Moelis & Co., Class A	82,551	4,661,655
		10,007,389
Chemicals 3.3%
Livent Corp. (a)	295,110	6,790,481
Minerals Technologies, Inc.	73,347	5,132,090
		11,922,571
Commercial Services & Supplies 1.4%
Interface, Inc.	383,981	5,091,588
Construction & Engineering 1.3%
Badger Infrastructure Solutions Ltd.	196,926	4,769,973

	Shares	Value
Common Stocks
Consumer Finance 3.7%
Enova International, Inc. (a)	178,684	$ 7,197,392
PRA Group, Inc. (a)	134,789	6,267,688
		13,465,080
Electronic Equipment, Instruments & Components 2.9%
FARO Technologies, Inc. (a)	86,593	4,702,866
Knowles Corp. (a)	277,903	5,894,322
		10,597,188
Energy Equipment & Services 3.0%
Liberty Oilfield Services, Inc., Class A (a)	415,237	5,024,368
Nabors Industries Ltd.	56,102	5,807,118
		10,831,486
Entertainment 1.6%
IMAX Corp. (a)	339,312	5,853,132
Equity Real Estate Investment Trusts 6.5%
Acadia Realty Trust	318,824	6,309,527
Piedmont Office Realty Trust, Inc., Class A	326,900	5,805,744
Uniti Group, Inc.	506,651	6,110,211
Veris Residential, Inc. (a)	315,097	5,199,101
		23,424,583
Food Products 1.1%
Calavo Growers, Inc.	91,866	3,804,171
Gas Utilities 1.8%
New Jersey Resources Corp.	157,204	6,321,173
Health Care Equipment & Supplies 4.8%
Lantheus Holdings, Inc. (a)	261,410	6,642,428
Orthofix Medical, Inc. (a)	171,115	5,201,896
SI-BONE, Inc. (a)	267,718	5,274,045
		17,118,369
Health Care Providers & Services 1.8%
AMN Healthcare Services, Inc. (a)	63,219	6,406,613
Hotels, Restaurants & Leisure 1.9%
Hilton Grand Vacations, Inc. (a)	141,971	6,936,703
Household Durables 3.2%
Century Communities, Inc.	84,024	5,532,980
Skyline Champion Corp. (a)	89,569	6,031,577
		11,564,557

	Shares	Value
Common Stocks
Life Sciences Tools & Services 1.4%
Codexis, Inc. (a)	236,774	$ 4,853,867
Machinery 1.8%
Astec Industries, Inc.	102,530	6,489,124
Marine 1.9%
Kirby Corp. (a)	106,205	6,922,442
Media 1.6%
Cardlytics, Inc. (a)	83,527	5,604,662
Metals & Mining 3.5%
Carpenter Technology Corp.	193,011	5,543,276
MP Materials Corp. (a)(b)	180,566	7,211,806
		12,755,082
Pharmaceuticals 2.1%
Arvinas, Inc. (a)	53,096	3,795,833
Pacira BioSciences, Inc. (a)	60,800	3,816,416
		7,612,249
Professional Services 3.3%
ICF International, Inc.	66,856	6,310,538
Insperity, Inc.	52,486	5,643,819
		11,954,357
Real Estate Management & Development 1.8%
Marcus & Millichap, Inc. (a)	134,529	6,297,302
Semiconductors & Semiconductor Equipment 2.0%
Tower Semiconductor Ltd. (a)	207,774	7,137,037
Software 5.6%
Agilysys, Inc. (a)	148,789	5,662,909
Box, Inc., Class A (a)(b)	278,955	7,289,094
Marathon Digital Holdings, Inc. (a)(b)	145,248	3,419,138
Veritone, Inc. (a)(b)	230,492	3,634,859
		20,006,000
Specialty Retail 1.3%
LL Flooring Holdings, Inc. (a)	333,100	4,809,964
Thrifts & Mortgage Finance 5.2%
Federal Agricultural Mortgage Corp., Class C	39,212	4,776,022
MGIC Investment Corp.	407,012	6,178,442
NMI Holdings, Inc., Class A (a)	154,957	3,833,636

	Shares	Value
Common Stocks
Thrifts & Mortgage Finance
WSFS Financial Corp.	77,843	$ 4,077,416
		18,865,516
Trading Companies & Distributors 3.9%
Boise Cascade Co.	115,926	8,140,324
MRC Global, Inc. (a)	796,495	5,902,028
		14,042,352
Total Common Stocks (Cost $369,916,996)		356,693,039
Exchange-Traded Fund 0.4%
iShares Russell 2000 ETF (b)	7,399	1,488,975
Total Exchange-Traded Fund (Cost $1,652,627)		1,488,975

	Number of Warrants
Warrant 0.1%
Energy Equipment & Services 0.1%
Nabors Industries Ltd.
Expires 6/11/26 (a)	22,684	198,825
Total Warrant (Cost $0)		198,825

	Shares
Short-Term Investments 2.7%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	1,450,800	1,450,800
Unaffiliated Investment Companies 2.3%
BlackRock Liquidity FedFund, 0.025% (c)(d)	2,000,000	2,000,000
Wells Fargo Government Money Market Fund, 0.025% (c)(d)	6,443,957	6,443,957
Total Unaffiliated Investment Companies (Cost $8,443,957)		8,443,957
Total Short-Term Investments (Cost $9,894,757)		9,894,757
Total Investments (Cost $381,464,380)	102.3%	368,275,596
Other Assets, Less Liabilities	(2.3)	(8,427,954)
Net Assets	100.0%	$ 359,847,642

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $10,954,635; the total market value of collateral held by the Fund was $14,260,925. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,816,968. The Fund received cash collateral with a value of $8,443,957.
(c)	Current yield as of January 31, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ETF—Exchange-Traded Fund
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 356,693,039	$ —	$ —	$ 356,693,039
Exchange-Traded Fund	1,488,975	—	—	1,488,975
Warrant	198,825	—	—	198,825
Short-Term Investments
Affiliated Investment Company	1,450,800	—	—	1,450,800
Unaffiliated Investment Companies	8,443,957	—	—	8,443,957
Total Short-Term Investments	9,894,757	—	—	9,894,757
Total Investments in Securities	$ 368,275,596	$ —	$ —	$ 368,275,596

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Total Return Bond Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.3%
Asset-Backed Securities 11.5%
Automobile Asset-Backed Securities 4.3%
American Credit Acceptance Receivables Trust
Series 2022-1, Class D
2.46%, due 3/13/28 (a)	$ 2,090,000	$ 2,086,330
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2020-2A, Class A
2.02%, due 2/20/27	1,435,000	1,431,672
Series 2020-1A, Class A
2.33%, due 8/20/26	1,540,000	1,556,662
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	2,370,000	2,302,929
Series 2020-2, Class C
2.28%, due 8/17/26	1,800,000	1,818,729
Flagship Credit Auto Trust (a)
Series 2021-2, Class C
1.27%, due 6/15/27	2,000,000	1,962,285
Series 2020-1, Class E
3.52%, due 6/15/27	1,950,000	1,954,995
Series 2019-2, Class E
4.52%, due 12/15/26	1,910,000	1,960,955
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A
4.06%, due 11/15/30	835,000	923,600
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class C
1.11%, due 9/15/26	2,700,000	2,644,134
Series 2021-4A, Class C
1.94%, due 10/15/27	1,310,000	1,297,738
GLS Auto Receivables Trust (a)
Series 2021-2A, Class C
1.08%, due 6/15/26	2,055,000	2,022,017
Series 2021-2A, Class D
1.42%, due 4/15/27	1,715,000	1,670,903
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class B
2.12%, due 12/27/27	860,000	841,314
Series 2021-2A, Class D
4.34%, due 12/27/27	2,910,000	2,833,800
Hertz Vehicle Financing LLC (a)
Series 2021-1A, Class B
1.56%, due 12/26/25	1,995,000	1,964,746
Series 2021-1A, Class C
2.05%, due 12/26/25	890,000	875,785
J.P. Morgan Chase Bank NA
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	350,913	350,272
		30,498,866

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities 7.2%
American Airlines Pass-Through Trust
Series 2019-1, Class AA
3.15%, due 2/15/32	$ 1,240,267	$ 1,235,310
Series 2016-2, Class A
3.65%, due 6/15/28	1,529,000	1,456,512
Series 2019-1, Class B
3.85%, due 2/15/28	1,093,644	1,030,679
Series 2013-2, Class A
4.95%, due 1/15/23	1,765,597	1,774,092
AMSR Trust
Series 2020-SFR4, Class A
1.355%, due 11/17/37 (a)	2,130,000	2,063,471
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,864,821	1,847,347
CF Hippolyta LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	3,192,513	3,095,538
Series 2020-1, Class A1
1.69%, due 7/15/60	2,216,572	2,166,348
Series 2021-1A, Class B1
1.98%, due 3/15/61	1,755,400	1,694,891
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	31,023	32,857
DB Master Finance LLC
Series 2021-1A, Class A23
2.791%, due 11/20/51 (a)	2,840,000	2,785,197
FirstKey Homes Trust (a)
Series 2020-SFR1, Class A
1.339%, due 8/17/37	2,326,113	2,256,430
Series 2021-SFR1, Class A
1.538%, due 8/17/38	1,059,054	1,022,336
Series 2021-SFR1, Class B
1.788%, due 8/17/38	2,880,000	2,792,697
JetBlue Pass-Through Trust
Series 2019-1, Class AA
2.75%, due 5/15/32	2,382,663	2,341,605
Navient Private Education Refi Loan Trust (a)
Series 2020-DA, Class A
1.69%, due 5/15/69	688,051	685,302
Series 2020-HA, Class B
2.78%, due 1/15/69	2,580,000	2,583,615
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	2,500,000	2,435,904
Series 2021-1, Class B1
2.41%, due 10/20/61	2,410,000	2,381,754

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Progress Residential (a)
Series 2021-SFR1, Class A
1.052%, due 4/17/38	$ 3,002,342	$ 2,860,038
Series 2021-SFR1, Class B
1.303%, due 4/17/38	1,750,000	1,649,069
Series 2021-SFR3, Class A
1.637%, due 5/17/26	1,993,148	1,955,898
Series 2021-SFR4, Class B
1.808%, due 5/17/38	2,970,000	2,873,333
Progress Residential Trust
Series 2021-SFR2, Class A
1.546%, due 4/19/38 (a)	1,625,000	1,578,074
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	3,200,000	3,076,128
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	1,744,016	1,875,926
		51,550,351
Total Asset-Backed Securities (Cost $83,125,455)		82,049,217
Corporate Bonds 49.6%
Aerospace & Defense 0.6%
BAE Systems plc
3.00%, due 9/15/50 (a)	950,000	869,528
Boeing Co. (The)
3.75%, due 2/1/50	770,000	745,840
Howmet Aerospace, Inc.
3.00%, due 1/15/29	1,815,000	1,719,023
L3Harris Technologies, Inc.
5.054%, due 4/27/45	730,000	898,985
		4,233,376
Agriculture 0.5%
Altria Group, Inc.
2.45%, due 2/4/32	1,850,000	1,682,227
4.80%, due 2/14/29	285,000	313,220
BAT Capital Corp.
3.734%, due 9/25/40	1,800,000	1,619,813
		3,615,260
Airlines 1.0%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,445,000	1,479,319
5.75%, due 4/20/29	860,000	880,425

	Principal Amount	Value
Corporate Bonds
Airlines
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	$ 1,115,000	$ 1,156,788
4.75%, due 10/20/28	1,855,000	1,980,076
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,800,000	1,912,500
		7,409,108
Auto Manufacturers 2.0%
Ford Motor Credit Co. LLC
3.35%, due 11/1/22	770,000	775,251
4.063%, due 11/1/24	1,450,000	1,477,209
4.125%, due 8/17/27	1,391,000	1,424,036
4.25%, due 9/20/22	610,000	618,121
General Motors Co.
6.125%, due 10/1/25	1,755,000	1,978,603
General Motors Financial Co., Inc.
2.70%, due 6/10/31	2,655,000	2,528,414
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	1,745,000	1,692,385
1.85%, due 9/16/26	2,915,000	2,783,602
Volkswagen Group of America Finance LLC
1.25%, due 11/24/25 (a)	1,265,000	1,222,642
		14,500,263
Banks 12.5%
Bank of America Corp.
2.087%, due 6/14/29 (b)	1,725,000	1,658,015
2.496%, due 2/13/31 (b)	2,315,000	2,249,462
3.248%, due 10/21/27	3,280,000	3,401,332
3.419%, due 12/20/28 (b)	283,000	293,909
3.593%, due 7/21/28 (b)	1,385,000	1,451,844
3.705%, due 4/24/28 (b)	1,275,000	1,342,652
4.25%, due 10/22/26	1,550,000	1,675,488
Series MM
4.30%, due 1/28/25 (b)(c)	1,595,000	1,571,075
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (c)(d)	2,245,000	2,119,504
4.61%, due 2/15/23 (b)	725,000	725,839
BNP Paribas SA
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (a)(c)(d)	3,205,000	3,076,736
BPCE SA
2.045%, due 10/19/27 (a)(b)	1,915,000	1,857,284
Citigroup, Inc.
3.887%, due 1/10/28 (b)	2,099,000	2,225,469
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (c)(d)	1,835,000	1,790,446
5.30%, due 5/6/44	1,474,000	1,811,342

	Principal Amount	Value
Corporate Bonds
Banks
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(c)(d)	$ 1,540,000	$ 1,511,125
Credit Suisse Group AG (a)(b)
2.593%, due 9/11/25	2,135,000	2,146,084
3.091%, due 5/14/32	2,070,000	2,010,387
Deutsche Bank AG
Series E
0.962%, due 11/8/23	15,000	14,834
1.268% (SOFR + 1.219%), due 11/16/27 (d)	2,390,000	2,382,041
3.035%, due 5/28/32 (b)	890,000	857,664
First Horizon Bank
5.75%, due 5/1/30	1,606,000	1,882,359
First Horizon Corp.
4.00%, due 5/26/25	2,320,000	2,448,808
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (b)	1,305,000	1,270,100
1.992%, due 1/27/32 (b)	1,460,000	1,345,740
2.615%, due 4/22/32 (b)	1,010,000	978,506
3.102%, due 2/24/33 (b)	795,000	799,548
6.75%, due 10/1/37	1,385,000	1,877,809
HSBC Holdings plc
3.973%, due 5/22/30 (b)	1,830,000	1,927,468
JPMorgan Chase & Co. (b)
2.182%, due 6/1/28	1,755,000	1,723,751
2.956%, due 5/13/31	880,000	874,285
3.782%, due 2/1/28	1,565,000	1,659,600
4.005%, due 4/23/29	2,405,000	2,579,452
Series HH
4.60%, due 2/1/25 (c)	1,217,000	1,210,915
Lloyds Banking Group plc
4.582%, due 12/10/25	4,058,000	4,327,843
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(b)	1,770,000	1,705,138
Morgan Stanley
2.484%, due 9/16/36 (b)	1,535,000	1,426,061
3.591%, due 7/22/28 (b)	2,430,000	2,549,880
5.00%, due 11/24/25	2,730,000	2,992,010
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (d)	2,335,000	2,376,626
Societe Generale SA (a)(d)
3.337% (1 Year Treasury Constant Maturity Rate + 1.60%), due 1/21/33	1,440,000	1,403,584
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (c)	1,585,000	1,565,837
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (c)	1,755,000	1,766,408
Standard Chartered plc (a)(d)
1.822% (1 Year Treasury Constant Maturity Rate + 0.95%), due 11/23/25	2,350,000	2,305,310
2.678% (1 Year Treasury Constant Maturity Rate + 1.20%), due 6/29/32	710,000	669,419
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (c)	1,335,000	1,286,606

	Principal Amount	Value
Corporate Bonds
Banks
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (c)(d)	$ 1,655,000	$ 1,608,610
UBS Group AG
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (a)(c)(d)(e)	2,585,000	2,433,002
Wachovia Corp.
5.50%, due 8/1/35	735,000	894,691
Wells Fargo Bank NA
5.85%, due 2/1/37	335,000	433,682
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (d)	3,108,000	2,971,477
		89,467,057
Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29	2,825,000	3,200,286
Constellation Brands, Inc.
4.50%, due 5/9/47	1,650,000	1,849,682
		5,049,968
Building Materials 0.1%
Cemex SAB de CV
7.375%, due 6/5/27 (a)	650,000	708,273
Chemicals 0.8%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,705,000	1,757,173
Huntsman International LLC
4.50%, due 5/1/29	2,579,000	2,782,815
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27 (a)	1,445,000	1,508,291
		6,048,279
Commercial Services 1.4%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	1,545,000	1,586,507
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	865,000	895,656
California Institute of Technology
3.65%, due 9/1/19	1,429,000	1,477,068
IHS Markit Ltd.
4.25%, due 5/1/29	3,040,000	3,378,200
Sodexo, Inc.
2.718%, due 4/16/31 (a)	2,760,000	2,731,410
		10,068,841

	Principal Amount	Value
Corporate Bonds
Computers 1.5%
Dell International LLC
3.375%, due 12/15/41 (a)	$ 1,845,000	$ 1,668,848
4.90%, due 10/1/26	3,892,000	4,271,502
5.30%, due 10/1/29	765,000	877,079
8.10%, due 7/15/36	570,000	819,809
NCR Corp. (a)
5.00%, due 10/1/28	1,983,000	1,970,230
6.125%, due 9/1/29	925,000	972,221
		10,579,689
Diversified Financial Services 2.7%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	2,300,000	2,261,180
Air Lease Corp.
4.25%, due 9/15/24	2,800,000	2,936,958
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(c)(d)	2,665,000	2,651,675
Ally Financial, Inc.
8.00%, due 11/1/31	1,205,000	1,633,030
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,330,000	1,278,203
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	2,075,000	1,993,089
3.25%, due 2/15/27	1,740,000	1,727,291
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	2,895,000	2,727,090
OneMain Finance Corp.
3.50%, due 1/15/27	1,145,000	1,087,498
3.875%, due 9/15/28	1,005,000	938,419
		19,234,433
Electric 2.8%
Alabama Power Co.
3.00%, due 3/15/52	1,915,000	1,775,083
Arizona Public Service Co.
2.20%, due 12/15/31	1,765,000	1,663,665
3.35%, due 5/15/50	1,625,000	1,548,280
Calpine Corp.
5.125%, due 3/15/28 (a)	1,125,000	1,097,471
Connecticut Light and Power Co. (The)
4.00%, due 4/1/48	1,085,000	1,236,638
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	990,000	1,033,113
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (c)(d)	2,440,000	2,430,679

	Principal Amount	Value
Corporate Bonds
Electric
Ohio Power Co.
Series R
2.90%, due 10/1/51	$ 900,000	$ 821,087
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,235,000	1,903,816
Southern California Edison Co.
4.00%, due 4/1/47	1,235,000	1,285,787
Southwestern Electric Power Co.
3.25%, due 11/1/51	3,210,000	3,004,693
Virginia Electric and Power Co.
2.95%, due 11/15/51	2,040,000	1,921,385
		19,721,697
Environmental Control 0.3%
Waste Connections, Inc.
2.20%, due 1/15/32	985,000	931,243
3.50%, due 5/1/29	1,130,000	1,190,084
		2,121,327
Food 1.5%
Kraft Heinz Foods Co.
3.875%, due 5/15/27	817,000	847,923
5.00%, due 7/15/35	731,000	833,824
MARB BondCo plc
3.95%, due 1/29/31 (a)	1,520,000	1,392,700
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	600,000	562,986
5.50%, due 10/15/27	1,905,000	1,948,929
Smithfield Foods, Inc. (a)
4.25%, due 2/1/27	1,190,000	1,256,900
5.20%, due 4/1/29	580,000	647,308
Sysco Corp.
3.30%, due 2/15/50	1,050,000	991,808
Tyson Foods, Inc.
5.15%, due 8/15/44	1,805,000	2,251,918
		10,734,296
Gas 0.4%
Atmos Energy Corp.
4.30%, due 10/1/48	655,000	755,090
National Fuel Gas Co.
2.95%, due 3/1/31	1,820,000	1,771,655
		2,526,745
Healthcare-Services 0.3%
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, due 6/1/50 (a)	645,000	608,130

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
NYU Langone Hospitals
Series 2020
3.38%, due 7/1/55	$ 1,385,000	$ 1,358,153
		1,966,283
Home Builders 0.8%
Lennar Corp.
4.75%, due 11/29/27	931,000	1,026,791
Thor Industries, Inc.
4.00%, due 10/15/29 (a)	1,390,000	1,323,975
Toll Brothers Finance Corp.
3.80%, due 11/1/29	1,343,000	1,385,365
4.35%, due 2/15/28	819,000	870,187
TRI Pointe Group, Inc.
5.875%, due 6/15/24	795,000	840,140
		5,446,458
Insurance 2.3%
Athene Global Funding
2.50%, due 3/24/28 (a)	2,770,000	2,719,048
Equitable Holdings, Inc.
4.35%, due 4/20/28	1,605,000	1,745,589
Liberty Mutual Group, Inc.
3.951%, due 10/15/50 (a)	2,210,000	2,296,987
Markel Corp.
3.625%, due 3/30/23 (e)	1,515,000	1,549,908
Nippon Life Insurance Co.
3.40% (5 Year Treasury Constant Maturity Rate + 2.612%), due 1/23/50 (a)(d)	1,095,000	1,097,738
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	1,070,000	1,123,846
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	2,375,000	2,403,159
Willis North America, Inc.
2.95%, due 9/15/29	2,355,000	2,338,731
3.875%, due 9/15/49	835,000	855,545
		16,130,551
Internet 0.6%
Cablevision Lightpath LLC
3.875%, due 9/15/27 (a)	1,290,000	1,209,581
Expedia Group, Inc.
3.25%, due 2/15/30	2,985,000	2,978,149
6.25%, due 5/1/25 (a)	191,000	213,093
		4,400,823
Iron & Steel 0.1%
Vale Overseas Ltd.
6.875%, due 11/21/36	659,000	839,434

	Principal Amount	Value
Corporate Bonds
Lodging 0.5%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	$ 1,590,000	$ 1,640,975
5.75%, due 5/1/28 (a)	685,000	723,031
Las Vegas Sands Corp.
3.20%, due 8/8/24	1,325,000	1,340,579
		3,704,585
Media 1.1%
Comcast Corp.
2.937%, due 11/1/56 (a)	1,335,000	1,180,289
3.70%, due 4/15/24	4,900	5,109
3.75%, due 4/1/40	1,545,000	1,636,390
3.95%, due 10/15/25	6,600	7,061
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,870,000	1,789,440
Grupo Televisa SAB
5.25%, due 5/24/49 (e)	1,135,000	1,356,192
Sirius XM Radio, Inc.
4.125%, due 7/1/30 (a)	1,945,000	1,853,060
		7,827,541
Miscellaneous—Manufacturing 0.4%
Textron Financial Corp.
1.891% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(d)	3,420,000	2,864,250
Oil & Gas 2.1%
Gazprom PJSC Via Gaz Capital SA (a)
4.95%, due 3/23/27	213,000	216,215
4.95%, due 2/6/28	1,521,000	1,536,429
Marathon Petroleum Corp.
6.50%, due 3/1/41	1,605,000	2,094,052
Occidental Petroleum Corp.
3.50%, due 8/15/29	3,350,000	3,302,095
4.30%, due 8/15/39	841,000	792,643
Petrobras Global Finance BV
5.50%, due 6/10/51	1,265,000	1,113,440
Southwestern Energy Co.
4.75%, due 2/1/32	1,220,000	1,217,938
Valero Energy Corp.
3.65%, due 12/1/51	1,545,000	1,438,511
4.00%, due 4/1/29 (e)	1,365,000	1,442,960
6.625%, due 6/15/37	1,620,000	2,091,058
		15,245,341
Packaging & Containers 0.4%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	172,000	176,085

	Principal Amount	Value
Corporate Bonds
Packaging & Containers
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	$ 2,285,000	$ 2,394,406
		2,570,491
Pharmaceuticals 1.6%
AbbVie, Inc.
4.05%, due 11/21/39	2,640,000	2,844,109
Becton Dickinson and Co.
4.669%, due 6/6/47	2,150,000	2,512,571
CVS Health Corp.
4.78%, due 3/25/38	450,000	519,025
5.05%, due 3/25/48	1,370,000	1,677,774
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	2,823,000	2,591,119
4.75%, due 5/9/27	1,150,000	1,112,625
		11,257,223
Pipelines 2.5%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39 (a)	1,385,000	1,289,011
Energy Transfer LP
4.95%, due 6/15/28	907,000	999,723
5.35%, due 5/15/45	940,000	1,014,194
Enterprise Products Operating LLC
3.95%, due 1/31/60	1,325,000	1,320,973
4.20%, due 1/31/50	380,000	401,945
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,120,000	2,059,847
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	565,000	545,225
5.625%, due 2/15/26	726,000	740,520
MPLX LP
4.875%, due 6/1/25	3,190,000	3,426,232
Sabine Pass Liquefaction LLC
5.625%, due 3/1/25	480,000	524,221
5.875%, due 6/30/26	2,061,000	2,323,192
Western Midstream Operating LP
6.50%, due 2/1/50 (f)	1,495,000	1,640,157
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,685,000	1,572,033
		17,857,273
Real Estate 0.3%
Realogy Group LLC
5.25%, due 4/15/30 (a)	2,295,000	2,197,463

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 1.8%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	$ 1,255,000	$ 1,314,501
American Tower Corp.
3.375%, due 5/15/24	2,405,000	2,482,709
CyrusOne LP
3.45%, due 11/15/29	1,460,000	1,562,959
Equinix, Inc.
1.80%, due 7/15/27	805,000	774,477
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	1,490,000	1,355,038
Iron Mountain, Inc. (a)
4.875%, due 9/15/29	290,000	286,274
5.25%, due 7/15/30	1,635,000	1,623,473
Office Properties Income Trust
2.40%, due 2/1/27	2,025,000	1,913,617
Starwood Property Trust, Inc.
3.75%, due 12/31/24 (a)	1,480,000	1,478,150
		12,791,198
Retail 2.1%
AutoNation, Inc.
4.75%, due 6/1/30	4,070,000	4,495,043
Darden Restaurants, Inc.
3.85%, due 5/1/27	2,120,000	2,248,598
Macy's Retail Holdings LLC
5.875%, due 4/1/29 (a)(e)	1,590,000	1,620,528
Nordstrom, Inc.
4.00%, due 3/15/27	733,000	708,166
4.25%, due 8/1/31	1,365,000	1,262,188
QVC, Inc.
4.375%, due 9/1/28	2,415,000	2,224,819
Starbucks Corp.
4.45%, due 8/15/49 (e)	910,000	1,042,429
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	1,785,000	1,720,071
		15,321,842
Semiconductors 0.3%
Broadcom, Inc.
3.15%, due 11/15/25	372,000	382,627
3.419%, due 4/15/33 (a)	1,233,000	1,228,175
3.50%, due 2/15/41 (a)	855,000	811,839
		2,422,641
Software 0.4%
MSCI, Inc.
3.25%, due 8/15/33 (a)	2,185,000	2,049,159

	Principal Amount	Value
Corporate Bonds
Software
Oracle Corp.
3.65%, due 3/25/41	$ 595,000	$ 553,395
		2,602,554
Telecommunications 3.2%
Altice France SA
5.125%, due 7/15/29 (a)	2,070,000	1,922,078
AT&T, Inc.
2.55%, due 12/1/33	3,892,000	3,658,236
3.85%, due 6/1/60	1,262,000	1,232,367
4.35%, due 3/1/29	625,000	686,531
Level 3 Financing, Inc.
3.40%, due 3/1/27 (a)	2,740,000	2,740,000
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	3,050,938	3,184,569
T-Mobile US, Inc.
2.625%, due 2/15/29	2,370,000	2,222,989
3.50%, due 4/15/31 (a)	1,025,000	999,918
VEON Holdings BV
4.95%, due 6/16/24 (a)	1,270,000	1,282,763
Verizon Communications, Inc.
3.40%, due 3/22/41	805,000	797,148
4.00%, due 3/22/50	1,725,000	1,852,000
4.016%, due 12/3/29	1,780,000	1,932,950
		22,511,549
Total Corporate Bonds (Cost $351,223,655)		353,976,112
Foreign Government Bonds 3.3%
Brazil 0.6%
Brazil Government Bond
3.75%, due 9/12/31 (e)	1,380,000	1,257,180
Federative Republic of Brazil
4.625%, due 1/13/28	2,949,000	3,023,433
		4,280,613
Chile 0.8%
Chile Government Bond
2.55%, due 7/27/33	2,375,000	2,229,365
Corp. Nacional del Cobre de Chile
3.00%, due 9/30/29 (a)	1,465,000	1,449,163
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	2,115,000	1,929,958
		5,608,486

	Principal Amount	Value
Foreign Government Bonds
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	$ 1,810,000	$ 1,538,500
Mexico 1.7%
Comision Federal de Electricidad
3.875%, due 7/26/33 (a)	2,725,000	2,524,032
Mexico Government Bond
2.659%, due 5/24/31	1,593,000	1,497,611
3.75%, due 4/19/71	2,130,000	1,776,718
Petroleos Mexicanos
6.50%, due 3/13/27	3,005,000	3,140,225
6.75%, due 9/21/47	3,510,000	3,011,580
		11,950,166
Total Foreign Government Bonds (Cost $25,281,564)		23,377,765
Loan Assignments 1.6%
Containers, Packaging & Glass 0.4%
Mauser Packaging Solutions Holding Co.
Initial Term Loan
3.354% (1 Month LIBOR + 3.25%), due 4/3/24 (d)	2,910,998	2,879,158
Diversified/Conglomerate Service 0.3%
TruGreen LP
First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27 (d)	2,336,400	2,337,568
Finance 0.4%
Alliant Holdings Intermediate LLC
2018 Initial Term Loan
3.355% (1 Month LIBOR + 3.25%), due 5/9/25 (d)	2,902,430	2,874,132
Personal, Food & Miscellaneous Services 0.5%
IRB Holding Corp.
Fourth Amendment Incremental Term Loan
4.25% (3 Month LIBOR + 3.25%), due 12/15/27 (d)	3,329,667	3,323,720
Total Loan Assignments (Cost $11,376,256)		11,414,578
Mortgage-Backed Securities 18.9%
Agency (Collateralized Mortgage Obligations) 5.5%
FHLMC
REMIC, Series 4913, Class UA
3.00%, due 3/15/49	1,533,939	1,558,295

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5049, Class UI
3.00%, due 12/25/50 (g)	$ 8,744,321	$ 1,483,956
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	717,872	728,825
FHLMC, Strips
Series 358, Class PO
(zero coupon), due 10/15/47	6,325,543	5,845,861
FNMA
REMIC, Series 2020-97, Class CI
2.00%, due 1/25/51 (g)	11,904,443	1,299,990
REMIC, Series 2021-33, Class AI
2.50%, due 5/25/47 (g)	10,536,058	1,269,278
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (g)	7,030,395	953,151
REMIC, Series 2022-3, Class YS
2.50% (SOFR 30A + 2.55%), due 2/25/52 (d)(g)	8,850,000	497,866
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	2,459,012	2,535,357
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (g)	8,586,172	1,351,961
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	1,521,178	1,569,610
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	3,110,134	3,271,970
FREMF Mortgage Trust (a)(h)
REMIC, Series 2019-K98, Class C
3.737%, due 10/25/52	1,200,000	1,235,912
REMIC, Series 2017-K63, Class C
3.874%, due 2/25/50	1,725,000	1,787,773
REMIC, Series 2018-K77, Class C
4.16%, due 5/25/51	1,375,000	1,432,456
REMIC, Series 2018-K76, Class C
4.206%, due 6/25/51	2,508,000	2,658,255
REMIC, Series 2018-K86, Class C
4.294%, due 11/25/51	1,105,000	1,179,283
GNMA (g)
REMIC, Series 2021-214, Class SA
1.65% (SOFR 30A + 1.70%), due 12/20/51 (d)	14,452,456	286,717
REMIC, Series 2021-213, Class ES
1.65% (SOFR 30A + 1.70%), due 12/20/51 (d)	14,444,787	266,040
REMIC, Series 2020-116, Class MI
2.00%, due 8/20/50	6,986,688	662,192
REMIC, Series 2021-15, Class AI
2.00%, due 1/20/51	8,208,413	791,459
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51	9,408,480	1,088,328

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA (g)
REMIC, Series 2021-30, Class WI
2.50%, due 2/20/51	$ 11,232,821	$ 1,538,425
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51	9,566,368	1,242,450
REMIC, Series 2021-98, Class KI
3.00%, due 6/20/51	6,828,301	1,075,028
REMIC, Series 2021-136, Class TI
3.00%, due 8/20/51	2,857,429	333,261
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51	8,612,022	1,119,859
		39,063,558
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.9%
Arbor Multi-family Mortgage Securities Trust
Series 2021-MF2, Class A5
2.513%, due 6/15/54 (a)	1,275,000	1,268,328
BAMLL Commercial Mortgage Securities Trust (a)(d)
Series 2022-DKLX, Class D
3.059% (SOFR 30A + 3.00%), due 1/15/39	300,000	295,500
Series 2022-DKLX, Class F
5.016% (SOFR 30A + 4.957%), due 1/15/39	800,000	788,000
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
0.453% (1 Month LIBOR + 0.345%), due 12/25/36 (a)(d)	28,590	27,751
BX Commercial Mortgage Trust (a)
Series 2021-VOLT, Class C
1.206% (1 Month LIBOR + 1.10%), due 9/15/36 (d)	3,485,000	3,450,066
Series 2021-ACNT, Class D
1.957% (1 Month LIBOR + 1.85%), due 11/15/26 (d)	2,285,000	2,272,521
Series 2021-VOLT, Class E
2.106% (1 Month LIBOR + 2.00%), due 9/15/36 (d)	2,400,000	2,375,944
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (h)	3,267,000	3,241,527
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (h)	1,975,000	1,908,424
BX Trust (a)
Series 2019-OC11, Class A
3.202%, due 12/9/41	2,135,000	2,198,666
Series 2019-OC11, Class C
3.856%, due 12/9/41	2,209,000	2,225,077
Series 2019-OC11, Class E
4.075%, due 12/9/41 (h)	3,009,000	2,893,423
BXHPP Trust
Series 2021-FILM, Class A
0.756% (1 Month LIBOR + 0.65%), due 8/15/36 (a)(d)	670,000	665,836

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Commercial Mortgage Trust
Series 2013-CR8, Class A4
3.334%, due 6/10/46	$ 416,522	$ 420,822
Series 2013-CR9, Class B
4.278%, due 7/10/45 (a)(h)	2,380,000	2,364,970
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	2,410,000	2,432,587
Extended Stay America Trust
Series 2021-ESH, Class C
1.807% (1 Month LIBOR + 1.70%), due 7/15/38 (a)(d)	3,717,123	3,714,882
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	2,820,000	2,937,806
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-410T, Class A
2.287%, due 3/5/42 (a)	3,950,000	3,868,484
SMRT
Series 2022-MINI, Class D
2.008% (SOFR 30A + 1.95%), due 1/15/24 (a)(d)	1,050,000	1,050,017
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class B
3.875%, due 4/10/46 (a)(i)	2,730,000	2,734,250
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class A4
3.718%, due 12/15/48	975,000	1,027,618
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(h)	2,125,000	2,298,211
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class AS
4.09%, due 6/15/45 (i)	2,989,505	2,988,856
		49,449,566
Whole Loan (Collateralized Mortgage Obligations) 6.5%
CIM Trust
Series 2021-J1, Class A1
2.50%, due 3/25/51 (a)(i)	1,439,655	1,409,738
Connecticut Avenue Securities Trust
Series 2020-R02, Class 2M2
2.108% (1 Month LIBOR + 2.00%), due 1/25/40 (a)(d)	265,772	266,835
FHLMC STACR REMIC Trust (a)(d)
Series 2022-DNA1, Class M1B
1.90% (SOFR 30A + 1.85%), due 1/25/42	950,000	948,813
Series 2021-HQA3, Class B1
3.40% (SOFR 30A + 3.35%), due 9/25/41	2,980,000	2,953,908
FHLMC STACR Trust (a)(d)
Series 2018-DNA2, Class B1
3.808% (1 Month LIBOR + 3.70%), due 12/25/30	3,346,414	3,471,718

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR Trust (a)(d)
Series 2019-DNA2, Class B1
4.458% (1 Month LIBOR + 4.35%), due 3/25/49	$ 2,925,000	$ 3,009,309
FHLMC Structured Agency Credit Risk Debt Notes
Series 2016-DNA4, Class M3
3.908% (1 Month LIBOR + 3.80%), due 3/25/29 (d)	2,315,149	2,394,010
FNMA Connecticut Avenue Securities
Series 2017-C07, Class 2M2
2.608% (1 Month LIBOR + 2.50%), due 5/25/30 (d)	2,410,678	2,449,005
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ5, Class A8
2.50%, due 10/25/51 (a)(i)	2,120,166	2,108,908
J.P. Morgan Mortgage Trust (a)(i)
Series 2021-7, Class A3
2.50%, due 11/25/51	2,343,030	2,283,374
Series 2021-7, Class A4
2.50%, due 11/25/51	2,902,745	2,887,332
Series 2021-8, Class A3
2.50%, due 12/25/51	2,994,816	2,925,094
Series 2021-LTV2, Class A1
2.519%, due 5/25/52	1,636,706	1,622,081
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.433%, due 8/25/59 (h)	5,069,207	3,733,530
Series 2019-4A, Class B6
4.732%, due 12/25/58 (i)	4,382,813	3,329,774
Series 2019-2A, Class B6
4.945%, due 12/25/57 (i)	1,678,741	1,318,361
NewRez Warehouse Securitization Trust
Series 2021-1, Class A
0.858% (1 Month LIBOR + 0.75%), due 5/25/55 (a)(d)	2,725,000	2,716,072
STACR Trust (a)(d)
Series 2018-HRP2, Class M3
2.508% (1 Month LIBOR + 2.40%), due 2/25/47	3,810,000	3,876,742
Series 2018-HRP2, Class B1
4.308% (1 Month LIBOR + 4.20%), due 2/25/47	2,290,000	2,432,810
		46,137,414
Total Mortgage-Backed Securities (Cost $136,243,529)		134,650,538

	Principal Amount	Value
Municipal Bond 0.4%
California 0.4%
Regents of the University of California Medical Center, Pooled Revenue Bonds
Series N
3.006%, due 5/15/50	$ 2,655,000	$ 2,633,006
Total Municipal Bond (Cost $2,655,000)		2,633,006
U.S. Government & Federal Agencies 13.0%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.0%
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/44	1,030,960	1,096,334
3.50%, due 11/1/45	975,484	1,037,625
3.50%, due 3/1/46	1,858,399	1,976,469
4.00%, due 10/1/48	823,599	887,383
6.50%, due 4/1/37	34,480	40,233
FHLMC Gold Pools, Other
4.00%, due 6/1/42	1,175,877	1,268,953
UMBS, 30 Year
2.00%, due 7/1/50	940,471	919,386
		7,226,383
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.1%
FNMA, Other
4.00%, due 3/1/42	593,435	644,678
4.00%, due 1/1/43	1,239,436	1,341,848
6.00%, due 4/1/37	5,826	6,359
UMBS, 30 Year
2.00%, due 10/1/50	642,377	630,982
2.50%, due 8/1/50	459,592	459,983
2.50%, due 1/1/51	1,173,003	1,172,996
3.00%, due 12/1/47	204,991	212,163
3.50%, due 12/1/44	835,722	888,351
5.50%, due 7/1/41	1,482,990	1,670,153
6.00%, due 7/1/39	303,053	348,370
6.50%, due 10/1/39	305,834	344,485
		7,720,368
United States Treasury Bonds 6.9%
U.S. Treasury Bonds
1.875%, due 11/15/51	30,960,000	29,353,950
2.00%, due 11/15/41	1,880,000	1,827,419
2.00%, due 8/15/51	955,000	931,573
2.50%, due 2/15/45	2,970,000	3,133,234
4.375%, due 11/15/39	5,330,000	7,175,096
4.375%, due 5/15/40	3,325,000	4,493,036
4.50%, due 5/15/38	1,635,000	2,211,273
		49,125,581

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Inflation - Indexed Notes 0.7%
U.S. Treasury Inflation Linked Notes (j)
0.125%, due 1/15/30	$ 1,712,307	$ 1,849,270
0.875%, due 1/15/29	2,548,283	2,877,203
		4,726,473
United States Treasury Notes 3.3%
U.S. Treasury Notes
1.375%, due 11/15/31	6,645,000	6,403,081
1.75%, due 1/31/29	17,470,000	17,478,189
		23,881,270
Total U.S. Government & Federal Agencies (Cost $91,954,215)		92,680,075
Total Long-Term Bonds (Cost $701,859,674)		700,781,291

	Shares
Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (k)	1	4
Total Common Stocks (Cost $0)		4
Short-Term Investments 1.3%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 0.01% (l)	3,657,540	3,657,540
Unaffiliated Investment Companies 0.8%
Goldman Sachs Financial Square Government Fund, 0.026% (l)(m)	1,000,000	1,000,000
Wells Fargo Government Money Market Fund, 0.025% (l)(m)	4,676,134	4,676,134
Total Unaffiliated Investment Companies (Cost $5,676,134)		5,676,134
Total Short-Term Investments (Cost $9,333,674)		9,333,674
Total Investments (Cost $711,193,348)	99.6%	710,114,969
Other Assets, Less Liabilities	0.4	3,182,628
Net Assets	100.0%	$ 713,297,597

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2022.

(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating rate—Rate shown was the rate in effect as of January 31, 2022.
(e)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $5,697,423; the total market value of collateral held by the Fund was $5,927,078. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $250,944. The Fund received cash collateral with a value of $5,676,134.
(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2022.
(g)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2022.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2022.
(j)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	Non-income producing security.
(l)	Current yield as of January 31, 2022.
(m)	Represents a security purchased with cash collateral received for securities on loan.
Futures Contracts
As of January 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	336	March 2022	$ 73,364,972	$ 72,796,500	$ (568,472)
U.S. Treasury 5 Year Notes	434	March 2022	52,369,853	51,734,156	(635,697)
U.S. Treasury Long Bonds	16	March 2022	2,484,694	2,490,000	5,306
U.S. Treasury Ultra Bonds	4	March 2022	800,385	755,750	(44,635)
Total Long Contracts					(1,243,498)
Short Contracts
U.S. Treasury 10 Year Notes	(22)	March 2022	(2,814,918)	(2,815,312)	(394)
U.S. Treasury 10 Year Ultra Bonds	(284)	March 2022	(40,996,675)	(40,563,188)	433,487
Total Short Contracts					433,093
Net Unrealized Depreciation					$ (810,405)

1.	As of January 31, 2022, cash in the amount of $452,225 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2022.

Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate

UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 82,049,217	$ —	$ 82,049,217
Corporate Bonds	—	353,976,112	—	353,976,112
Foreign Government Bonds	—	23,377,765	—	23,377,765
Loan Assignments	—	11,414,578	—	11,414,578
Mortgage-Backed Securities	—	134,650,538	—	134,650,538
Municipal Bond	—	2,633,006	—	2,633,006
U.S. Government & Federal Agencies	—	92,680,075	—	92,680,075
Total Long-Term Bonds	—	700,781,291	—	700,781,291
Common Stocks	4	—	—	4
Short-Term Investments
Affiliated Investment Company	3,657,540	—	—	3,657,540
Unaffiliated Investment Companies	5,676,134	—	—	5,676,134
Total Short-Term Investments	9,333,674	—	—	9,333,674
Total Investments in Securities	9,333,678	700,781,291	—	710,114,969
Other Financial Instruments
Futures Contracts (b)	438,793	—	—	438,793
Total Investments in Securities and Other Financial Instruments	$ 9,772,471	$ 700,781,291	$ —	$ 710,553,762
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (a)	$ (1,249,198)	$ —	$ —	$ (1,249,198)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Moderate Allocation Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 90.0%
Equity Funds 55.4%
IQ 50 Percent Hedged FTSE International ETF (a)	706,261	$ 17,062,983
IQ 500 International ETF (a)	668,027	21,701,058
IQ Candriam ESG International Equity ETF (a)	734,307	21,099,871
IQ Candriam ESG U.S. Equity ETF (a)	1,267,540	49,524,309
IQ Chaikin U.S. Large Cap ETF (a)	1,096,151	37,532,210
IQ Chaikin U.S. Small Cap ETF (a)	473,475	16,280,296
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	1,831,853	21,888,258
MainStay Epoch Capital Growth Fund Class I (a)	243,344	2,971,178
MainStay Epoch International Choice Fund Class I (a)	392,992	15,408,278
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	1,966,370	39,551,371
MainStay MacKay International Equity Fund Class R6 (a)	808,150	14,901,646
MainStay MacKay S&P 500 Index Fund Class I	227,990	13,048,476
MainStay Winslow Large Cap Growth Fund Class R6	4,102,762	49,768,144
MainStay WMC Enduring Capital Fund Class R6 (a)	1,102,124	36,374,828
MainStay WMC Growth Fund Class R6 (a)	1,175,755	48,673,430
MainStay WMC International Research Equity Fund Class I (a)	2,016,841	15,425,805
MainStay WMC Small Companies Fund Class I (a)	828,326	20,203,031
MainStay WMC Value Fund Class R6 (a)	1,211,629	38,147,783
Total Equity Funds (Cost $392,292,095)		479,562,955
Fixed Income Funds 34.6%
MainStay Floating Rate Fund Class R6 (a)	4,871,197	44,361,990
MainStay MacKay High Yield Corporate Bond Fund Class R6	6,402,991	34,964,813
MainStay MacKay Short Duration High Yield Fund Class I	4,091,128	39,661,854
MainStay MacKay Total Return Bond Fund Class R6 (a)	17,159,404	180,300,718
Total Fixed Income Funds (Cost $304,310,711)		299,289,375
Total Affiliated Investment Companies (Cost $696,602,806)		778,852,330
Short-Term Investment 8.9%
Affiliated Investment Company 8.9%
MainStay U.S. Government Liquidity Fund, 0.01% (a)(b)	76,595,626	76,595,626
Total Short-Term Investment (Cost $76,595,626)	8.9%	76,595,626
Total Investments (Cost $773,198,432)	98.9%	855,447,956
Other Assets, Less Liabilities	1.1	9,843,766
Net Assets	100.0%	$ 865,291,722

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2022, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2022.

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF plus 0.45%	12/2/22	Daily	12,802	$ —
Citibank NA	iShares MSCI EAFE Small-Cap ETF	1 day FEDF plus 0.60%	12/2/22	Daily	8,339	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.35%	12/2/22	Daily	(17,731)	—
Citibank NA	iShares Semiconductor ETF	1 day FEDF plus 0.35%	12/2/22	Daily	2,695	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF plus 0.05%	12/2/22	Daily	(32,006)	—
Citibank NA	Russell 1000 Value Total Return Index	1 day FEDF plus 0.60%	12/2/22	Daily	10,922	—
Citibank NA	Russell Midcap Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	15,783	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	12,131	—
Citibank NA	S&P SmallCap 600 Index	1 day FEDF plus 0.40%	12/2/22	Daily	42,937	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF minus 0.30%	12/2/22	Daily	6,064	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/2/22	Daily	8,931	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF plus 0.45%	12/2/22	Daily	17,069	—
						$ —

1.	As of January 31, 2022, cash in the amount $4,432,300 was pledged from brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2022.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 479,562,955	$ —	$ —	$ 479,562,955
Fixed Income Funds	299,289,375	—	—	299,289,375
Total Affiliated Investment Companies	778,852,330	—	—	778,852,330
Short-Term Investment
Affiliated Investment Company	76,595,626	—	—	76,595,626
Total Investments in Securities	$ 855,447,956	$ —	$ —	$ 855,447,956

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Short Term Bond Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 99.3%
Asset-Backed Securities 19.3%
Other Asset-Backed Securities 19.3%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2
1.937%, due 8/15/46 (a)	$ 500,000	$ 481,385
Apidos CLO XXX
Series XXXA, Class A2
1.841% (3 Month LIBOR + 1.60%), due 10/18/31 (a)(b)	500,000	500,532
Apidos CLO XXXII
Series 2019-32A, Class A1
1.574% (3 Month LIBOR + 1.32%), due 1/20/33 (a)(b)	500,000	500,316
Aqua Finance Trust (a)
Series 2021-A, Class A
1.54%, due 7/17/46	588,356	577,871
Series 2020-AA, Class A
1.90%, due 7/17/46	411,487	409,567
ARES XXXIV CLO Ltd.
Series 2015-2A, Class AR2
1.491% (3 Month LIBOR + 1.25%), due 4/17/33 (a)(b)	500,000	500,180
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
1.654% (3 Month LIBOR + 1.40%), due 4/20/30 (a)(b)	500,000	496,148
Battalion CLO 17 Ltd.
Series 2021-17A, Class A1
1.514% (3 Month LIBOR + 1.26%), due 3/9/34 (a)(b)	250,000	250,456
Battalion CLO XXI Ltd.
Series 2021-21A, Class A
1.421% (3 Month LIBOR + 1.18%), due 7/15/34 (a)(b)	500,000	500,144
CAL Funding IV Ltd.
Series 2020-1A, Class A
2.22%, due 9/25/45 (a)	665,000	655,772
Carlyle US CLO Ltd.
Series 2021-5A, Class B
1.854% (3 Month LIBOR + 1.60%), due 7/20/34 (a)(b)	500,000	500,144
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class A1R
1.388% (3 Month LIBOR + 1.13%), due 10/25/34 (a)(b)	500,000	499,141
College Avenue Student Loans LLC (a)
Series 2021-A, Class A2
1.60%, due 7/25/51	385,349	372,731
Series 2021-B, Class B
1.76%, due 6/25/52	286,334	277,719
Cook Park CLO Ltd.
Series 2018-1A, Class B
1.641% (3 Month LIBOR + 1.40%), due 4/17/30 (a)(b)	500,000	499,998
Dewolf Park CLO Ltd.
Series 2017-1A, Class BR
1.691% (3 Month LIBOR + 1.45%), due 10/15/30 (a)(b)	500,000	500,050

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A
1.80%, due 11/25/45 (a)	$ 412,226	$ 400,134
ELFI Graduate Loan Program LLC
Series 2021-A, Class A
1.53%, due 12/26/46 (a)	372,856	365,752
Elmwood CLO VI Ltd.
Series 2020-3A, Class AR
1.414% (3 Month LIBOR + 1.16%), due 10/20/34 (a)(b)	500,000	500,596
Global SC Finance VII SRL
Series 2021-2A, Class A
1.95%, due 8/17/41 (a)	381,840	372,052
MVW Owner Trust
Series 2017-1A, Class A
2.42%, due 12/20/34 (a)	37,476	37,764
Neuberger Berman CLO XIV Ltd.
Series 2013-14A, Class BR2
1.778% (3 Month LIBOR + 1.50%), due 1/28/30 (a)(b)	500,000	500,132
Neuberger Berman Loan Advisers CLO 33 Ltd.
Series 2019-33A, Class BR
1.841% (3 Month LIBOR + 1.60%), due 10/16/33 (a)(b)	500,000	500,248
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	312,510	305,601
Oaktree CLO Ltd.
Series 2015-1A, Class A2BR
1.604% (3 Month LIBOR + 1.35%), due 10/20/27 (a)(b)	500,000	499,999
Palmer Square CLO Ltd.
Series 2015-2A, Class A2R2
1.804% (3 Month LIBOR + 1.55%), due 7/20/30 (a)(b)	500,000	500,086
Regatta XV Funding Ltd.
Series 2018-4A, Class A1
1.488% (3 Month LIBOR + 1.23%), due 10/25/31 (a)(b)	465,000	465,541
Romark CLO IV Ltd.
Series 2021-4A, Class A1
1.401% (3 Month LIBOR + 1.17%), due 7/10/34 (a)(b)	500,000	499,454
Silver Creek CLO Ltd.
Series 2014-1A, Class AR
1.494% (3 Month LIBOR + 1.24%), due 7/20/30 (a)(b)	459,807	460,138
Sixth Street CLO XVII Ltd.
Series 2021-17A, Class A
1.494% (3 Month LIBOR + 1.24%), due 1/20/34 (a)(b)	300,000	300,547
Vantage Data Centers LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45 (a)	350,000	337,903
Vibrant CLO X Ltd.
Series 2018-10A, Class A1
1.454% (3 Month LIBOR + 1.20%), due 10/20/31 (a)(b)	500,000	500,032

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Voya CLO Ltd. (a)(b)
Series 2021-2A, Class A
1.277% (3 Month LIBOR + 1.15%), due 10/20/34	$ 500,000	$ 500,251
Series 2019-1A, Class BR
1.791% (3 Month LIBOR + 1.55%), due 4/15/31	500,000	496,010
Total Asset-Backed Securities (Cost $15,161,889)		15,064,394
Corporate Bonds 57.4%
Aerospace & Defense 1.5%
Boeing Co. (The)
2.70%, due 5/1/22	1,175,000	1,181,957
Auto Manufacturers 6.1%
American Honda Finance Corp.
0.55%, due 7/12/24	700,000	681,528
Daimler Trucks Finance North America LLC
1.625%, due 12/13/24 (a)	825,000	816,137
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	275,000	275,688
3.664%, due 9/8/24	600,000	606,000
General Motors Financial Co., Inc.
1.05%, due 3/8/24	750,000	737,941
Hyundai Capital America
1.30%, due 1/8/26 (a)	750,000	717,661
Nissan Motor Acceptance Co. LLC
1.125%, due 9/16/24 (a)	750,000	727,386
Volkswagen Group of America Finance LLC
1.25%, due 11/24/25 (a)	200,000	193,303
		4,755,644
Banks 16.4%
Banco Santander SA
2.746%, due 5/28/25	200,000	202,803
Bank of America Corp.
4.20%, due 8/26/24	700,000	738,826
Bank of Nova Scotia (The)
3.40%, due 2/11/24	525,000	543,657
BNP Paribas SA
4.25%, due 10/15/24	850,000	900,769
Citigroup, Inc.
1.462%, due 6/9/27 (c)	1,200,000	1,151,523
Credit Suisse Group AG
1.305%, due 2/2/27 (a)(c)	850,000	802,731
Goldman Sachs Group, Inc. (The)
1.757%, due 1/24/25 (c)	1,275,000	1,270,065

	Principal Amount	Value
Corporate Bonds
Banks
HSBC Holdings plc
4.25%, due 8/18/25	$ 1,075,000	$ 1,133,422
JPMorgan Chase & Co.
1.561%, due 12/10/25 (c)	600,000	590,824
Lloyds Banking Group plc
0.695% (1 Year Treasury Constant Maturity Rate + 0.55%), due 5/11/24 (b)	550,000	544,002
Mizuho Financial Group, Inc.
1.051% (3 Month LIBOR + 0.85%), due 9/13/23 (b)	1,075,000	1,078,677
Morgan Stanley
0.79%, due 5/30/25 (c)	1,100,000	1,071,313
Standard Chartered plc
0.991% (1 Year Treasury Constant Maturity Rate + 0.78%), due 1/12/25 (a)(b)	450,000	440,139
Sumitomo Mitsui Financial Group, Inc.
2.696%, due 7/16/24	950,000	969,480
Sumitomo Mitsui Trust Bank Ltd.
0.80%, due 9/16/24 (a)	750,000	728,365
Truist Financial Corp.
1.267%, due 3/2/27 (c)	175,000	169,351
UBS Group AG
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27 (a)(b)	525,000	503,441
		12,839,388
Beverages 1.1%
Coca-Cola Europacific Partners plc
0.80%, due 5/3/24 (a)	850,000	831,155
Chemicals 0.7%
Dow Chemical Co. (The)
3.625%, due 5/15/26	500,000	527,724
Commercial Services 0.8%
Global Payments, Inc.
1.50%, due 11/15/24	675,000	665,318
Diversified Financial Services 5.5%
AerCap Ireland Capital DAC
1.65%, due 10/29/24	1,100,000	1,080,326
Air Lease Corp.
0.80%, due 8/18/24	650,000	629,114
Aircastle Ltd.
2.85%, due 1/26/28 (a)	400,000	391,068
Antares Holdings LP
3.95%, due 7/15/26 (a)	250,000	252,809
Ares Finance Co. LLC
4.00%, due 10/8/24 (a)	525,000	544,976
BOC Aviation USA Corp.
1.625%, due 4/29/24 (a)	450,000	445,002

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
LSEGA Financing plc
0.65%, due 4/6/24 (a)	$ 1,000,000	$ 976,821
		4,320,116
Electric 5.7%
American Electric Power Co., Inc.
2.031%, due 3/15/24	125,000	125,125
Eversource Energy
Series T
0.299% (SOFR + 0.25%), due 8/15/23 (b)	750,000	749,767
NextEra Energy Capital Holdings, Inc.
0.449% (SOFR + 0.40%), due 11/3/23 (b)	1,000,000	1,000,200
OGE Energy Corp.
0.703%, due 5/26/23	1,000,000	989,320
Pacific Gas and Electric Co.
1.75%, due 6/16/22	425,000	424,854
Pinnacle West Capital Corp.
1.30%, due 6/15/25	350,000	340,060
Southern California Edison Co.
1.10%, due 4/1/24	625,000	616,635
Series 20C
1.20%, due 2/1/26	175,000	168,245
		4,414,206
Electronics 0.5%
Flex Ltd.
3.75%, due 2/1/26	350,000	367,162
Gas 0.5%
CenterPoint Energy Resources Corp.
0.70%, due 3/2/23	375,000	372,294
Healthcare-Products 0.8%
Baxter International, Inc.
1.322%, due 11/29/24 (a)	675,000	663,004
Healthcare-Services 0.9%
Laboratory Corp. of America Holdings
3.25%, due 9/1/24	650,000	670,361
Household Products & Wares 0.9%
Avery Dennison Corp.
0.85%, due 8/15/24	750,000	732,177

	Principal Amount	Value
Corporate Bonds
Housewares 0.3%
Newell Brands, Inc.
4.35%, due 4/1/23 (d)	$ 205,000	$ 208,690
Insurance 0.7%
Aon plc
3.50%, due 6/14/24	525,000	544,317
Iron & Steel 0.2%
Steel Dynamics, Inc.
2.40%, due 6/15/25	125,000	126,016
Machinery-Diversified 1.2%
CNH Industrial NV
4.50%, due 8/15/23	935,000	970,293
Media 1.7%
Charter Communications Operating LLC
Series USD
4.50%, due 2/1/24	700,000	734,653
Discovery Communications LLC
3.80%, due 3/13/24	600,000	622,131
		1,356,784
Oil & Gas Services 1.0%
Schlumberger Holdings Corp.
3.75%, due 5/1/24 (a)	750,000	776,239
Pharmaceuticals 2.7%
AbbVie, Inc.
3.80%, due 3/15/25	180,000	189,050
Bayer US Finance II LLC
3.875%, due 12/15/23 (a)	930,000	960,704
CVS Health Corp.
3.375%, due 8/12/24	920,000	953,472
		2,103,226
Pipelines 1.7%
Kinder Morgan Energy Partners LP
4.15%, due 2/1/24	750,000	781,695
Plains All American Pipeline LP
3.85%, due 10/15/23	525,000	541,110
		1,322,805
Real Estate Investment Trusts 3.2%
American Campus Communities Operating Partnership LP
3.30%, due 7/15/26	775,000	807,753

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
National Retail Properties, Inc.
3.90%, due 6/15/24	$ 950,000	$ 993,009
Regency Centers LP
3.90%, due 11/1/25	700,000	738,154
		2,538,916
Retail 0.9%
7-Eleven, Inc.
0.80%, due 2/10/24 (a)	700,000	685,954
Semiconductors 1.1%
Skyworks Solutions, Inc.
0.90%, due 6/1/23	900,000	890,484
Software 1.1%
VMware, Inc.
1.00%, due 8/15/24	850,000	829,377
Telecommunications 0.2%
T-Mobile US, Inc.
2.05%, due 2/15/28	150,000	144,323
Total Corporate Bonds (Cost $45,308,671)		44,837,930
Foreign Government Bond 0.5%
Supranational 0.5%
International Bank for Reconstruction & Development
0.85%, due 2/10/27	375,000	354,983
Total Foreign Government Bond (Cost $375,000)		354,983
Mortgage-Backed Securities 8.1%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 7.5%
BB-UBS Trust
Series 2012-TFT, Class A
2.892%, due 6/5/30 (a)	208,980	209,100
BFLD Trust
Series 2021-FPM, Class A
1.707% (1 Month LIBOR + 1.60%), due 6/15/38 (a)(b)	700,000	699,158
Commercial Mortgage Trust
Series 2013-SFS, Class A2
2.987%, due 4/12/35 (a)(e)	600,000	604,923
FHLMC, Multi-family Structured Pass-Through Certificates (e)(f)
REMIC, Series K131, Class X1
0.729%, due 7/25/31	7,998,078	483,911

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FHLMC, Multi-family Structured Pass-Through Certificates (e)(f)
REMIC, Series K122, Class X1
0.883%, due 11/25/30	$ 4,093,449	$ 270,471
REMIC, Series K120, Class X1
1.039%, due 10/25/30	9,229,402	701,749
REMIC, Series K112, Class X1
1.432%, due 5/25/30	3,624,626	372,254
REMIC, Series K108, Class X1
1.69%, due 3/25/30	5,798,202	691,863
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A
2.954%, due 11/5/34 (a)	500,000	502,378
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A1
3.087%, due 3/5/37 (a)	500,000	507,388
Queens Center Mortgage Trust
Series 2013-QCA, Class A
3.275%, due 1/11/37 (a)	500,000	508,286
WFLD Mortgage Trust
Series 2014-MONT, Class A
3.755%, due 8/10/31 (a)(e)	300,000	306,599
		5,858,080
Whole Loan (Collateralized Mortgage Obligation) 0.6%
COLT Mortgage Loan Trust
Series 2021-5, Class A1
1.726%, due 11/26/66 (a)(g)	487,618	482,093
Total Mortgage-Backed Securities (Cost $6,384,376)		6,340,173
U.S. Government & Federal Agencies 14.0%
United States Treasury Notes 14.0%
U.S. Treasury Notes
1.00%, due 12/15/24	3,080,000	3,048,478
1.25%, due 12/31/26	725,000	712,652

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
1.375%, due 12/31/28	$ 4,130,000	$ 4,030,622
1.375%, due 11/15/31	3,225,000	3,107,590
		10,899,342
Total U.S. Government & Federal Agencies (Cost $11,065,219)		10,899,342
Total Long-Term Bonds (Cost $78,295,155)		77,496,822
Total Investments (Cost $78,295,155)	99.3%	77,496,822
Other Assets, Less Liabilities	0.7	563,004
Net Assets	100.0%	$ 78,059,826

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2022.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2022.
(d)	Step coupon—Rate shown was the rate in effect as of January 31, 2022.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2022.
(f)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2022.
Futures Contracts
As of January 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	96	March 2022	$ 20,908,647	$ 20,799,000	$ (109,647)
Short Contracts
U.S. Treasury 5 Year Notes	(76)	March 2022	(9,215,522)	(9,059,438)	156,084
U.S. Treasury 10 Year Notes	(44)	March 2022	(5,719,735)	(5,630,625)	89,110
U.S. Treasury 10 Year Ultra Bonds	(25)	March 2022	(3,596,637)	(3,570,703)	25,934
Total Short Contracts					271,128
Net Unrealized Appreciation					$ 161,481

1.	As of January 31, 2022, cash in the amount of $185,677 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2022.

Abbreviation(s):
CLO—Collateralized Loan Obligation
CNH—Chinese Offshore Yuan
FHLMC—Federal Home Loan Mortgage Corp.
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 15,064,394	$ —	$ 15,064,394
Corporate Bonds	—	44,837,930	—	44,837,930
Foreign Government Bond	—	354,983	—	354,983
Mortgage-Backed Securities	—	6,340,173	—	6,340,173
U.S. Government & Federal Agencies	—	10,899,342	—	10,899,342
Other Financial Instruments
Futures Contracts (b)	271,128	—	—	271,128
Total Investments in Securities and Other Financial Instruments	$ 271,128	$ 77,496,822	$ —	$ 77,767,950
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (109,647)	$ —	$ —	$ (109,647)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Funds Trust
Notes to Portfolios of Investments January 31, 2022 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund. To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2022, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2022, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s), reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. Securities that were fair valued in such a manner as of January 31, 2022, are shown in the Portfolio of Investments.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of January 31, 2022, are shown in the Portfolio of Investments.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of January 31, 2022, are shown in the Portfolio of Investments.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of January 31, 2022, securities that were fair valued in such a manner are shown in the Portfolio of Investments.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.
MainStay MacKay Short Duration High Yield Fund
Asset Class	Fair Value at 1/31/22*	Valuation Technique	Unobservable Inputs	Inputs/Range
Loan Assignments	$2,356,076	Market Approach	Lender Fee	1.00%
	2,779,058	Market Approach	Implied natural gas price	$2.70
			Discount Rate	10.00%
Common Stocks	3,385,175	Market Approach	EBITDA Multiple	6.00x-8.00x
	0	Market Approach	Implied natural gas price	$2.70
			Discount Rate	10.00%
Preferred Stock	3,803,345	Income Approach	Spread Adjustment	4.21%
	37,191	Market Approach	Liquidity discount	10.00%
	$ 12,360,845
* The table above does not include a level 3 investment that was valued by a broker. As of January 31, 2022, the value of this investment was $3,000,000. The inputs for this investment were not readily available or cannot be reasonably estimated.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments was determined as of January 31, 2022, and can change at any time. Illiquid investments as of January 31, 2022, are shown in the Portfolio of Investments.
Investments in Affiliates (in 000s) During the period ended January 31, 2022, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:
MainStay Balanced Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 3,803	$ 38,395	$ (38,425)	$ —	$ —	$ 3,773	$ —(a)	$ —	3,773

(a)	Less than $500.

MainStay Conservative Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 10,170	$ 38	$ (73)	$ —(a)	$ (338)	$ 9,797	$ 91	$ —	406
IQ 500 International ETF	8,948	—	(474)	15	(190)	8,299	145	—	255
IQ Candriam ESG International Equity ETF	8,695	—	(148)	45	(480)	8,112	70	—	282
IQ Candriam ESG U.S. Equity ETF	18,855	—	(1,351)	263	(692)	17,075	57	—	437
IQ Chaikin U.S. Large Cap ETF	12,726	531	(114)	(1)	(285)	12,857	46	—	375
IQ Chaikin U.S. Small Cap ETF	8,996	—	(1,013)	315	(744)	7,554	35	—	220
MainStay Candriam Emerging Markets Equity Fund Class R6	7,538	482	(22)	(2)	(501)	7,495	68	—	627
MainStay Epoch Capital Growth Fund Class I	1,886	423	(56)	(2)	(561)	1,690	2	420	138
MainStay Epoch International Choice Fund Class I	5,144	134	(101)	(4)	(281)	4,892	131	—	125
MainStay Epoch U.S. Equity Yield Fund Class R6	14,602	76	(1,493)	58	112	13,355	76	—	664
MainStay Floating Rate Fund Class R6	38,149	666	(727)	(2)	(98)	37,988	303	—	4,171
MainStay MacKay High Yield Corporate Bond Fund Class R6	20,305	506	(295)	(6)	(550)	19,960	277	—	3,655
MainStay MacKay International Equity Fund Class R6	4,948	975	—	—	(1,212)	4,711	19	612	255
MainStay MacKay S&P 500 Index Fund Class I	8,546	386	(1,070)	326	(813)	7,375	92	294	129
MainStay MacKay Short Duration High Yield Fund Class I	25,436	10,238	—	—	(449)	35,225	273	—	3,633
MainStay MacKay Total Return Bond Fund Class R6	193,306	7,176	(10,689)	(774)	(10,948)	178,071	1,391	5,785	16,947
MainStay Short Term Bond Fund Class I	2,536	1	(2,516)	(49)	28	—	5	6	—
MainStay U.S. Government Liquidity Fund	45,132	9,311	(12,501)	—	—	41,942	1	—	41,942
MainStay Winslow Large Cap Growth Fund Class R6	19,359	4,795	(1,258)	13	(5,687)	17,222	—	3,580	1,420
MainStay WMC Enduring Capital Fund Class R6	12,610	1,278	—	—	(1,404)	12,484	42	1,033	378
MainStay WMC Growth Fund Class R6	17,634	4,599	—	—	(5,399)	16,834	—	3,520	407
MainStay WMC International Research Equity Fund Class I	5,054	268	(42)	(1)	(354)	4,925	133	—	644
MainStay WMC Small Companies Fund Class I	8,471	2,594	—	—	(2,498)	8,567	—	1,946	351
MainStay WMC Value Fund Class R6	13,224	6,179	(730)	(153)	(5,560)	12,960	124	5,850	412
	$ 512,270	$ 50,656	$ (34,673)	$ 41	$ (38,904)	$ 489,390	$ 3,381	$ 23,046

(a)	Less than $500.

MainStay Epoch Capital Growth Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 989	$ 4,502	$ (4,850)	$ —	$ —	$ 641	$ —(a)	$ —	641

(a)	Less than $500.

MainStay Epoch Global Equity Yield Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 19,800	$ 42,605	$ (52,709)	$ —	$ —	$ 9,696	$ —(a)	$ —	9,696

(a)	Less than $500.

MainStay Epoch International Choice Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 6,568	$ 11,882	$ (14,245)	$ —	$ —	$ 4,205	$ —(a)	$ —	4,205

(a)	Less than $500.

MainStay Epoch U.S. Equity Yield Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 35,199	$ 38,343	$ (67,872)	$ —	$ —	$ 5,670	$ —(a)	$ —	5,670

(a)	Less than $500.

MainStay Equity Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 9,607	$ 57	$ —	$ —	$ (323)	$ 9,341	$ 87	$ —	387
IQ 500 International ETF	20,659	—	(1,320)	39	(424)	18,954	341	—	583
IQ Candriam ESG International Equity ETF	20,184	—	(556)	(15)	(987)	18,626	163	—	648
IQ Candriam ESG U.S. Equity ETF	45,944	191	(5,220)	759	(1,712)	39,962	132	—	1,023
IQ Chaikin U.S. Large Cap ETF	31,234	2,420	—	—	(740)	32,914	114	—	961
IQ Chaikin U.S. Small Cap ETF	26,204	2,001	—	—	(1,462)	26,743	120	—	778
MainStay Candriam Emerging Markets Equity Fund Class R6	23,328	2,271	—	—	(1,574)	24,025	209	—	2,011
MainStay Epoch Capital Growth Fund Class I	1,805	403	(52)	(3)	(536)	1,617	2	402	132
MainStay Epoch International Choice Fund Class I	16,037	467	(126)	(5)	(894)	15,479	410	—	395
MainStay Epoch U.S. Equity Yield Fund Class R6	35,655	198	(120)	4	356	36,093	186	—	1,794
MainStay MacKay International Equity Fund Class R6	14,977	3,741	—	—	(3,713)	15,005	57	1,852	814
MainStay MacKay S&P 500 Index Fund Class I	35,121	1,589	(9,692)	1,938	(3,766)	25,190	380	1,209	440
MainStay U.S. Government Liquidity Fund	17,193	8,874	(8,403)	—	—	17,664	—(a)	—	17,664
MainStay Winslow Large Cap Growth Fund Class R6	46,321	9,039	(4,540)	47	(13,373)	37,494	—	8,567	3,091
MainStay WMC Enduring Capital Fund Class R6	28,553	7,101	—	—	(3,382)	32,272	95	2,339	978
MainStay WMC Growth Fund Class R6	38,251	10,123	—	—	(11,707)	36,667	—	7,636	886
MainStay WMC International Research Equity Fund Class I	15,897	717	—	—	(1,124)	15,490	419	—	2,025
MainStay WMC Small Companies Fund Class I	26,834	8,797	—	—	(7,960)	27,671	—	6,163	1,135
MainStay WMC Value Fund Class R6	36,016	16,279	(518)	(43)	(15,566)	36,168	337	15,933	1,149
	$ 489,820	$ 74,268	$ (30,547)	$ 2,721	$ (68,887)	$ 467,375	$ 3,052	$ 44,101

(a)	Less than $500.

MainStay Floating Rate Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$ 13,501	$ —	$ —	$ —	$ (366)	$ 13,135	$ 177	$ —	2,399

MainStay Growth Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 18,364	$ —	$ (123)	$ 7	$ (617)	$ 17,631	$ 164	$ —	730
IQ 500 International ETF	31,518	—	(521)	18	(653)	30,362	520	—	935
IQ Candriam ESG International Equity ETF	30,446	20	(269)	(6)	(1,528)	28,663	246	—	998
IQ Candriam ESG U.S. Equity ETF	69,277	—	(5,770)	557	(2,111)	61,953	208	—	1,586
IQ Chaikin U.S. Large Cap ETF	49,858	1,405	—	—	(1,096)	50,167	173	—	1,465
IQ Chaikin U.S. Small Cap ETF	43,922	550	—	—	(2,321)	42,151	191	—	1,226
MainStay Candriam Emerging Markets Equity Fund Class R6	31,337	1,891	(200)	(16)	(2,068)	30,944	281	—	2,590
MainStay Epoch Capital Growth Fund Class I	3,402	763	(43)	(2)	(1,017)	3,103	4	758	254
MainStay Epoch International Choice Fund Class I	24,126	617	(269)	2	(1,351)	23,125	617	—	590
MainStay Epoch U.S. Equity Yield Fund Class R6	49,334	1,355	—	—	478	51,167	257	—	2,544
MainStay Floating Rate Fund Class R6	45,562	800	(626)	(1)	(119)	45,616	362	—	5,009
MainStay MacKay High Yield Corporate Bond Fund Class R6	36,407	777	(230)	(5)	(996)	35,953	496	—	6,584
MainStay MacKay International Equity Fund Class R6	23,131	4,133	—	—	(5,639)	21,625	89	2,860	1,173
MainStay MacKay S&P 500 Index Fund Class I	40,628	1,838	(16,971)	4,906	(6,809)	23,592	439	1,399	412
MainStay MacKay Short Duration High Yield Fund Class I	22,784	18,482	—	—	(483)	40,783	275	—	4,207
MainStay MacKay Total Return Bond Fund Class R6	27,310	961	(21,902)	(745)	(693)	4,931	143	817	469
MainStay Short Term Bond Fund Class I	4,542	3	(4,507)	(88)	50	—	8	12	—
MainStay U.S. Government Liquidity Fund	77,898	21,513	(24,538)	—	—	74,873	2	—	74,873
MainStay Winslow Large Cap Growth Fund Class R6	70,521	13,877	(4,629)	48	(20,589)	59,228	—	13,043	4,883
MainStay WMC Enduring Capital Fund Class R6	51,881	4,909	—	—	(5,748)	51,042	173	4,250	1,547
MainStay WMC Growth Fund Class R6	52,771	20,250	—	—	(16,563)	56,458	—	10,534	1,364
MainStay WMC International Research Equity Fund Class I	23,755	965	(105)	(4)	(1,668)	22,943	626	—	3,000
MainStay WMC Small Companies Fund Class I	44,757	11,108	—	—	(13,086)	42,779	—	10,279	1,754
MainStay WMC Value Fund Class R6	50,079	22,904	—	—	(21,728)	51,255	469	22,154	1,628
	$ 923,610	$ 129,121	$ (80,703)	$ 4,671	$ (106,355)	$ 870,344	$ 5,743	$ 66,106

MainStay WMC Growth Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,342	$ 70,187	$ (64,558)	$ —	$ —	$ 9,971	$ —(a)	$ —	9,971

(a)	Less than $500.

MainStay WMC International Research Equity Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,105	$ 8,390	$ (9,227)	$ —	$ —	$ 1,268	$ —(a)	$ —	1,268

(a)	Less than $500.

MainStay MacKay S&P 500 Index Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 106	$ 2,766	$ (2,791)	$ —	$ —	$ 81	$ —(a)	$ —	81

(a)	Less than $500.

MainStay WMC Small Companies Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 15,834	$ 31,312	$ (45,695)	$ —	$ —	$ 1,451	$ —(a)	$ —	1,451

(a)	Less than $500.

MainStay MacKay Total Return Bond Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 23,661	$ 644,013	$ (664,016)	$ —	$ —	$ 3,658	$ 1	$ —	3,658

MainStay Moderate Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 17,601	$ 104	$ (52)	$ (1)	$ (589)	$ 17,063	$ 159	$ —	706
IQ 500 International ETF	23,168	—	(1,018)	1	(450)	21,701	381	—	668
IQ Candriam ESG International Equity ETF	22,592	—	(361)	(7)	(1,124)	21,100	182	—	734
IQ Candriam ESG U.S. Equity ETF	56,419	—	(5,665)	382	(1,612)	49,524	168	—	1,268
IQ Chaikin U.S. Large Cap ETF	36,057	2,312	—	—	(837)	37,532	129	—	1,096
IQ Chaikin U.S. Small Cap ETF	25,705	—	(8,437)	2,639	(3,627)	16,280	81	—	473
MainStay Candriam Emerging Markets Equity Fund Class R6	21,671	1,671	—	—	(1,454)	21,888	194	—	1,832
MainStay Epoch Capital Growth Fund Class I	3,284	735	(67)	(2)	(979)	2,971	4	732	243
MainStay Epoch International Choice Fund Class I	15,971	495	(164)	(7)	(887)	15,408	408	—	393
MainStay Epoch U.S. Equity Yield Fund Class R6	37,443	2,059	(330)	8	371	39,551	195	—	1,966
MainStay Floating Rate Fund Class R6	44,123	883	(528)	(1)	(115)	44,362	351	—	4,871
MainStay MacKay High Yield Corporate Bond Fund Class R6	35,227	973	(262)	(6)	(967)	34,965	482	—	6,403
MainStay MacKay International Equity Fund Class R6	15,438	3,252	—	—	(3,788)	14,902	59	1,909	808
MainStay MacKay S&P 500 Index Fund Class I	21,605	979	(8,524)	3,055	(4,066)	13,049	234	744	228
MainStay MacKay Short Duration High Yield Fund Class I	22,064	18,067	—	—	(469)	39,662	267	—	4,091
MainStay MacKay Total Return Bond Fund Class R6	202,770	7,510	(17,740)	(1,261)	(10,978)	180,301	1,442	6,068	17,159
MainStay Short Term Bond Fund Class I	4,399	3	(4,365)	(85)	48	—	8	11	—
MainStay U.S. Government Liquidity Fund	77,521	18,706	(19,631)	—	—	76,596	2	—	76,596
MainStay Winslow Large Cap Growth Fund Class R6	52,905	12,882	(162)	2	(15,859)	49,768	—	9,785	4,103
MainStay WMC Enduring Capital Fund Class R6	36,462	3,973	—	—	(4,060)	36,375	121	2,987	1,102
MainStay WMC Growth Fund Class R6	43,355	19,159	—	—	(13,841)	48,673	—	8,655	1,176
MainStay WMC International Research Equity Fund Class I	15,814	761	(34)	(1)	(1,114)	15,426	417	—	2,017
MainStay WMC Small Companies Fund Class I	24,633	5,657	(3,106)	9	(6,990)	20,203	—	5,657	828
MainStay WMC Value Fund Class R6	35,940	18,123	(353)	(275)	(15,287)	38,148	337	15,899	1,212
	$ 892,167	$ 118,304	$ (70,799)	$ 4,450	$ (88,674)	$ 855,448	$ 5,621	$ 52,447